TABLE OF CONTENTS
                                                                        PAGE
Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 2
 Statements of Operations ...............................................14
 Statements of Changes in Net Assets.................................... 26
 Notes to Financial Statements.......................................... 38
 Schedules of Investments
  Asset Allocation Account..............................................49
  Balanced Account......................................................61
  Bond Account..........................................................80
  Capital Value Account.................................................91
  Equity Growth Account.................................................94
  Equity Income Account.................................................96
  Government Securities Account.........................................99
  Growth Account........................................................101
  International Account.................................................103
  International Emerging Markets Account................................107
  International SmallCap Account........................................110
  LargeCap Blend Account................................................114
  LargeCap Growth Equity Account........................................120
  LargeCap Stock Index Account..........................................124
  LargeCap Value Account................................................133
  Limited Term Bond Account.............................................136
  MidCap Account........................................................144
  MidCap Growth Account.................................................147
  MidCap Value Account..................................................151
  Money Market Account..................................................153
  Real Estate Securities Account........................................156
  SmallCap Account......................................................157
  SmallCap Growth Account...............................................160
  SmallCap Value Account................................................163
 Financial Highlights...................................................172
Fund Directors..........................................................184

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              ASSET              BALANCED
                                        ALLOCATION ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ....   $ 75,339,557         $130,228,009
                                         ============         ============
ASSETS
Investment in securities--at value....   $82,346,728/(a)/     $138,518,009/(a)/
Cash..................................     23,967,142               56,497
Receivables:
 Dividends and interest...............        272,844              580,147
 Foreign currency contracts...........        132,837                   --
 Investment securities sold...........      1,543,743            1,316,324
Prepaid directors' expenses...........            720                  733
                                         ------------         ------------
                          Total Assets    108,264,014          140,471,710
LIABILITIES
Accrued management and investment
 advisory fees........................         13,076               12,185
Accrued other expenses................         13,779               29,406
Payables:
 Capital Shares reacquired............        320,218                2,826
 Foreign currency contracts...........        203,745                   --
 Investment securities purchased......      6,746,273            5,009,302
 Variation margin on futures contracts         45,522                   --
Collateral obligation on securities
 loaned, at value.....................      1,131,407            8,844,000
                                         ------------         ------------
                     Total Liabilities      8,474,020           13,897,719
                                         ------------         ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..............................   $ 99,789,994         $126,573,991
                                         ============         ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital......................   $ 98,128,319         $139,465,826
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..............         27,426            1,335,585
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...............................     (5,426,424)         (22,517,420)
Net unrealized appreciation
 (depreciation) of investments........      7,129,411            8,290,000
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies...........................        (68,738)                  --
                                         ------------         ------------
                      Total Net Assets   $ 99,789,994         $126,573,991
                                         ============         ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.....................    100,000,000          100,000,000
Shares issued and outstanding.........      8,658,120            9,502,551
NET ASSET VALUE PER SHARE ............   $      11.53         $      13.32
                                         ============         ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               BOND            CAPITAL VALUE
                                              ACCOUNT             ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....   $285,806,277        $236,917,960
                                          ============        ============
ASSETS
Investment in securities--at value.....   $286,475,409/(a)/   $261,923,504/(a)/
Cash...................................      1,017,798              16,746
Receivables:
 Dividends and interest................      2,826,870             376,723
 Investment securities sold............      3,944,231           2,251,027
 Unrealized gain on swap agreements....         19,673                  --
 Variation margin on futures contracts.             --               7,350
Prepaid directors' expenses............          1,498               1,710
                                          ------------        ------------
                           Total Assets    294,285,479         264,577,060
LIABILITIES
Accrued management and investment
 advisory fees.........................         19,991              24,918
Accrued other expenses.................         11,687              10,982
Payables:
 Capital Shares reacquired.............        149,237              87,662
 Investment securities purchased.......     24,561,445           2,041,299
Collateral obligation on securities
 loaned, at value......................        705,791           8,011,000
                                          ------------        ------------
                      Total Liabilities     25,448,151          10,175,861
                                          ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................   $268,837,328        $254,401,199
                                          ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................   $267,676,684        $237,464,466
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............      5,293,596           1,581,219
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................     (4,821,757)         (9,662,630)
Net unrealized appreciation
 (depreciation) of investments.........        688,805          25,018,144
                                          ------------        ------------
                       Total Net Assets   $268,837,328        $254,401,199
                                          ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................    200,000,000         100,000,000
Shares issued and outstanding..........     22,856,521           8,417,390
NET ASSET VALUE PER SHARE .............   $      11.76        $      30.22
                                          ============        ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               EQUITY GROWTH     EQUITY INCOME
                                                  ACCOUNT           ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .........   $256,228,067       $ 35,008,630
                                              ============       ============
ASSETS
Investment in securities--at value.........   $282,764,696/(a)/  $ 35,310,023
Cash.......................................      6,778,165             68,189
Receivables:
 Capital Shares sold.......................             --             27,818
 Dividends and interest....................        247,728            174,976
 Investment securities sold................      2,192,281                 --
Prepaid directors' expenses................          1,865                234
                                              ------------       ------------
                               Total Assets    291,984,735         35,581,240
LIABILITIES
Accrued management and investment advisory
 fees......................................         33,712              3,455
Accrued other expenses.....................          6,843              1,491
Payables:
 Capital Shares reacquired.................        108,283                 --
 Investment securities purchased...........      6,771,495             36,288
Collateral obligation on securities loaned,
 at value..................................     11,476,176                 --
                                              ------------       ------------
                          Total Liabilities     18,396,509             41,234
                                              ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES   $273,588,226       $ 35,540,006
                                              ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...........................   $332,329,715       $ 46,728,942
Accumulated undistributed (overdistributed)
 net investment income (operating loss)....         39,919            700,683
Accumulated undistributed (overdistributed)
 net realized gain (loss)..................    (85,318,037)       (12,191,000)
Net unrealized appreciation (depreciation)
 of investments............................     26,536,629            301,393
Net unrealized appreciation (depreciation)
 on translation of assets and liabilities
 in foreign currency.......................             --                (12)
                                              ------------       ------------
                           Total Net Assets   $273,588,226       $ 35,540,006
                                              ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..........................    100,000,000        100,000,000
Shares issued and outstanding..............     18,103,760          4,433,007
NET ASSET VALUE PER SHARE .................   $      15.11       $       8.02
                                              ============       ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                            GOVERNMENT            GROWTH
                                        SECURITIES ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ....    $343,211,009        $129,496,248
                                          ============        ============
ASSETS
Investment in securities--at value....    $342,356,203        $142,701,187/(a)/
Cash..................................           1,271              10,001
Receivables:
 Capital Shares sold..................          37,755                  --
 Dividends and interest...............       2,035,979              62,256
 Investment securities sold...........          42,483                  --
Prepaid directors' expenses...........           1,295                 808
                                          ------------        ------------
                          Total Assets     344,474,986         142,774,252
LIABILITIES
Accrued management and investment
 advisory fees........................          24,594              13,587
Accrued other expenses................           9,781               6,275
Payables:
 Capital Shares reacquired............              --             455,751
Collateral obligation on securities
 loaned, at value.....................              --           3,881,923
                                          ------------        ------------
                     Total Liabilities          34,375           4,357,536
                                          ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..............................    $344,440,611        $138,416,716
                                          ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital......................    $341,740,199        $220,713,942
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..............       7,449,154             159,766
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...............................      (3,893,936)        (95,661,931)
Net unrealized appreciation
 (depreciation) of investments........        (854,806)         13,204,939
                                          ------------        ------------
                      Total Net Assets    $344,440,611        $138,416,716
                                          ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.....................     100,000,000         100,000,000
Shares issued and outstanding.........      30,545,237          12,230,233
NET ASSET VALUE PER SHARE ............    $      11.28        $      11.32
                                          ============        ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                      INTERNATIONAL     INTERNATIONAL EMERGING
                                         ACCOUNT           MARKETS ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST    $187,221,041          $ 27,953,386
                                     ============          ============
FOREIGN CURRENCY--AT COST ........   $        244          $     95,611
                                     ============          ============
ASSETS
Investment in securities--at value   $202,861,398/(a)/     $29,846,515/(a)/
Foreign currency--at value........            244                95,419
Cash..............................         25,047             1,047,554
Receivables:
 Capital Shares sold..............         46,964                    --
 Dividends and interest...........        387,048                91,309
 Investment securities sold.......      4,787,639               396,366
Prepaid directors' expenses.......          1,458                   302
                                     ------------          ------------
                      Total Assets    208,109,798            31,477,465
LIABILITIES
Accrued management and investment
 advisory fees....................         26,026                 6,197
Accrued other expenses............         28,361                33,327
Payables:
 Capital Shares reacquired........             --               117,805
 Investment securities purchased..      4,927,655               351,357
Collateral obligation on
 securities loaned, at value......     16,510,035               201,348
                                     ------------          ------------
                 Total Liabilities     21,492,077               710,034
                                     ------------          ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...............   $186,617,721          $ 30,767,431
                                     ============          ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..................   $204,299,563          $ 26,829,522
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..........      1,778,747               107,705
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)......................    (35,097,419)            1,936,977
Net unrealized appreciation
 (depreciation) of investments....     15,640,357             1,893,129
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies.......................         (3,527)                   98
                                     ------------          ------------
                  Total Net Assets   $186,617,721          $ 30,767,431
                                     ============          ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.................    100,000,000           100,000,000
Shares issued and outstanding.....     15,977,635             2,496,190
NET ASSET VALUE PER SHARE ........   $      11.68          $      12.33
                                     ============          ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                       INTERNATIONAL SMALLCAP   LARGECAP BLEND
                                              ACCOUNT              ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...     $ 70,782,649           $ 68,223,183
                                          ============           ============
FOREIGN CURRENCY--AT COST ...........     $         57           $         --
                                          ============           ============
ASSETS
Investment in securities--at value...     $89,186,077/(a)/       $ 72,369,949
Foreign currency--at value...........               58                     --
Cash.................................           14,887              1,665,106
Receivables:
 Capital Shares sold.................           60,210                  1,327
 Dividends and interest..............          179,574                 76,215
 Investment securities sold..........           13,608                250,895
 Variation margin on futures
  contracts..........................               --                  1,610
Prepaid directors' expenses..........              711                    766
                                          ------------           ------------
                         Total Assets       89,455,125             74,365,868
LIABILITIES
Accrued management and investment
 advisory fees.......................           15,562                  8,869
Accrued other expenses...............           18,627                  7,815
Payables:
 Capital Shares reacquired...........               --                165,697
 Investment securities purchased.....          254,988              1,132,661
Collateral obligation on securities
 loaned, at value....................        9,060,504                     --
                                          ------------           ------------
                    Total Liabilities        9,349,681              1,315,042
                                          ------------           ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .............................     $ 80,105,444           $ 73,050,826
                                          ============           ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.....................     $ 70,845,673           $ 65,749,728
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).............          288,135                231,107
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..............................       (9,428,033)             2,920,780
Net unrealized appreciation
 (depreciation) of investments.......       18,403,428              4,149,211
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currency............................           (3,759)                    --
                                          ------------           ------------
                     Total Net Assets     $ 80,105,444           $ 73,050,826
                                          ============           ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized....................      100,000,000            100,000,000
Shares issued and outstanding........        5,330,418              6,968,735
NET ASSET VALUE PER SHARE ...........     $      15.03           $      10.48
                                          ============           ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                            LARGECAP GROWTH    LARGECAP STOCK
                                            EQUITY ACCOUNT     INDEX ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated securities--at
 cost.....................................   $         --     $    122,037
Investment in securities--at cost.........     26,910,658      147,399,126
                                             ------------     ------------
TOTAL INVESTMENTS--AT COST ...............   $ 26,910,658     $147,521,163
                                             ============     ============
ASSETS
Investment in affiliated securities--at
 value....................................   $         --     $    143,363
Investment in securities--at value........     27,670,315      144,897,988/(a)/
Cash......................................      1,388,380           11,236
Receivables:
 Capital Shares sold......................         50,273          262,248
 Dividends and interest...................         22,884          152,221
 Investment securities sold...............        315,430               --
 Variation margin on futures contracts....             --           18,300
Prepaid directors' expenses...............            354            1,071
                                             ------------     ------------
                              Total Assets     29,447,636      145,486,427
LIABILITIES
Accrued management and investment advisory
 fees.....................................          4,622            8,114
Accrued other expenses....................          4,199           18,392
Payables:
 Investment securities purchased..........      1,070,142           28,437
Collateral obligation on securities
 loaned, at value.........................             --        2,249,000
                                             ------------     ------------
                         Total Liabilities      1,078,963        2,303,943
                                             ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..................................   $ 28,368,673     $143,182,484
                                             ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..........................   $ 30,985,281     $150,430,883
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).........................         (5,350)         778,272
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...................................     (3,370,915)      (5,581,247)
Net unrealized appreciation (depreciation)
 of investments...........................        759,657       (2,445,424)
                                             ------------     ------------
                          Total Net Assets   $ 28,368,673     $143,182,484
                                             ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.........................    100,000,000      100,000,000
Shares issued and outstanding.............      6,287,446       17,220,169
NET ASSET VALUE PER SHARE ................   $       4.51     $       8.31
                                             ============     ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   LARGECAP      LIMITED TERM
                                                 VALUE ACCOUNT   BOND ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $ 51,864,773    $ 41,446,288
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $ 59,273,556    $ 40,980,465
Cash...........................................     3,742,438          10,044
Receivables:
 Capital Shares sold...........................        20,913          47,442
 Dividends and interest........................        78,251         400,850
 Investment securities sold....................       194,692              --
Prepaid directors' expenses....................           544             251
                                                 ------------    ------------
                                   Total Assets    63,310,394      41,439,052
LIABILITIES
Accrued management and investment advisory fees         7,617           3,288
Accrued other expenses.........................         3,370           2,456
Payables:
 Investment securities purchased...............       345,487         623,155
                                                 ------------    ------------
                              Total Liabilities       356,474         628,899
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $ 62,953,920    $ 40,810,153
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $ 54,606,182    $ 40,966,657
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............       388,492         354,826
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................       550,463         (45,507)
Net unrealized appreciation (depreciation) of
 investments...................................     7,408,783        (465,823)
                                                 ------------    ------------
                               Total Net Assets  $ 62,953,920    $ 40,810,153
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
Shares issued and outstanding..................     5,632,920       4,087,769
NET ASSET VALUE PER SHARE .....................  $      11.18    $       9.98
                                                 ============    ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               MIDCAP          MIDCAP GROWTH
                                               ACCOUNT            ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ......   $289,227,931       $ 54,748,111
                                           ============       ============
ASSETS
Investment in securities--at value......   $361,424,625/(a)/  $60,550,730/(a)/
Cash....................................         10,000            960,589
Receivables:
 Capital Shares sold....................        338,874                 --
 Dividends and interest.................        266,470             15,826
Prepaid directors' expenses.............          2,516                623
                                           ------------       ------------
                            Total Assets    362,042,485         61,527,768
LIABILITIES
Accrued management and investment
 advisory fees..........................         34,209              8,202
Accrued other expenses..................         11,681              3,782
Payables:
 Capital Shares reacquired..............             --            243,479
 Investment securities purchased........             --            136,926
Collateral obligation on securities
 loaned, at value.......................      2,473,000          5,423,000
                                           ------------       ------------
                       Total Liabilities      2,518,890          5,815,389
                                           ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ................................   $359,523,595       $ 55,712,379
                                           ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital........................   $271,334,789       $ 55,756,245
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).......................      1,326,993           (128,186)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss).................................     14,665,119         (5,718,299)
Net unrealized appreciation
 (depreciation) of investments..........     72,196,694          5,802,619
                                           ------------       ------------
                        Total Net Assets   $359,523,595       $ 55,712,379
                                           ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.......................    100,000,000        100,000,000
Shares issued and outstanding...........      9,260,751          6,143,272
NET ASSET VALUE PER SHARE ..............   $      38.82       $       9.07
                                           ============       ============



/(a) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   MIDCAP VALUE   MONEY MARKET
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...............  $ 51,751,070   $145,057,527
                                                   ============   ============
ASSETS
Investment in securities--at value...............  $ 60,247,006   $145,057,527
Cash.............................................     1,895,313          4,774
Receivables:
 Capital Shares sold.............................           288            114
 Dividends and interest..........................        32,846        117,873
 Investment securities sold......................        65,336             --
Prepaid directors' expenses......................           602             --
                                                   ------------   ------------
                                     Total Assets    62,241,391    145,180,288
LIABILITIES
Accrued management and investment advisory fees..        10,543         11,574
Accrued directors' expenses......................            --             77
Accrued other expenses...........................         5,442          6,069
Payables:
 Capital Shares reacquired.......................       186,600        503,268
 Investment securities purchased.................       208,210             --
                                                   ------------   ------------
                                Total Liabilities       410,795        520,988
                                                   ------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .....  $ 61,830,596   $144,659,300
                                                   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital....  $ 48,555,438   $144,659,300
Accumulated undistributed (overdistributed) net
 investment income (operating loss)..............        46,187             --
Accumulated undistributed (overdistributed) net
 realized gain (loss)............................     4,733,035             --
Net unrealized appreciation (depreciation) of
 investments.....................................     8,495,936             --
                                                   ------------   ------------
                                 Total Net Assets  $ 61,830,596   $144,659,300
                                                   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized................................   100,000,000    500,000,000
Shares issued and outstanding....................     4,111,596    144,659,300
NET ASSET VALUE PER SHARE .......................  $      15.04   $      1.000
                                                   ============   ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               REAL ESTATE         SMALLCAP
                                            SECURITIES ACCOUNT      ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ........     $ 86,653,034      $ 65,071,701
                                               ============      ============
ASSETS
Investment in securities--at value........     $102,976,543      $ 72,941,662
Cash......................................           24,711             9,947
Receivables:
 Capital Shares sold......................        1,173,338            12,409
 Dividends and interest...................          530,477            48,793
 Investment securities sold...............               --           267,372
Prepaid directors' expenses...............              802               715
                                               ------------      ------------
                              Total Assets      104,705,871        73,280,898
LIABILITIES
Accrued management and investment advisory
 fees.....................................           15,157            10,011
Accrued other expenses....................            5,681            21,762
Payables:
 Investment securities purchased..........               --           261,184
                                               ------------      ------------
                         Total Liabilities           20,838           292,957
                                               ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ..................................     $104,685,033      $ 72,987,941
                                               ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..........................     $ 80,885,709      $ 71,427,848
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss).........................          991,362           (72,665)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)...................................        6,484,453        (6,237,203)
Net unrealized appreciation (depreciation)
 of investments...........................       16,323,509         7,869,961
                                               ------------      ------------
                          Total Net Assets     $104,685,033      $ 72,987,941
                                               ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.........................      100,000,000       100,000,000
Shares issued and outstanding.............        6,758,411         8,545,425
NET ASSET VALUE PER SHARE ................     $      15.49      $       8.54
                                               ============      ============



See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              SMALLCAP GROWTH   SMALLCAP VALUE
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........   $ 44,014,397     $ 67,910,467
                                               ============     ============
ASSETS
Investment in securities--at value..........   $ 57,336,891     $ 87,710,591
Cash........................................      1,289,516        6,998,923
Receivables:
 Capital Shares sold........................             --              387
 Dividends and interest.....................          8,676          113,035
 Investment securities sold.................        420,259          466,212
 Variation margin on futures contracts......             --           26,950
Prepaid directors' expenses.................            475              794
                                               ------------     ------------
                                Total Assets     59,055,817       95,316,892
LIABILITIES
Accrued management and investment advisory
 fees.......................................          9,509           16,443
Accrued other expenses......................          4,607           19,352
Payables:
 Capital Shares reacquired..................          3,642          320,502
 Investment securities purchased............        657,091        2,826,043
                                               ------------     ------------
                           Total Liabilities        674,849        3,182,340
                                               ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES    $ 58,380,968     $ 92,134,552
                                               ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................   $ 95,585,515     $ 66,470,455
Accumulated undistributed (overdistributed)
 net investment income (operating loss).....       (207,363)          (9,863)
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................    (50,319,678)       5,706,077
Net unrealized appreciation (depreciation)
 of investments.............................     13,322,494       19,967,883
                                               ------------     ------------
                            Total Net Assets   $ 58,380,968     $ 92,134,552
                                               ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................    100,000,000      100,000,000
Shares issued and outstanding...............      6,983,571        5,747,046
NET ASSET VALUE PER SHARE ..................   $       8.36     $      16.03
                                               ============     ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   ASSET            BALANCED
                                             ALLOCATION ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.................................     $  329,342        $   631,643
 Interest..................................        469,628          1,147,027
 Securities lending........................          4,272              6,161
                                                ----------        -----------
                               Total Income        803,242          1,784,831
Expenses:
 Management and investment advisory fees...        396,131            370,585
 Custodian fees............................         15,695             29,287
 Directors' expenses.......................          1,594              2,207
 Other expenses............................         11,562                468
                                                ----------        -----------
                       Total Gross Expenses        424,982            402,547
 Less: Fees paid indirectly................             --              1,211
                                                ----------        -----------
                         Total Net Expenses        424,982            401,336
                                                ----------        -----------
     Net Investment Income (Operating Loss)        378,260          1,383,495

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...................      1,478,057          3,341,609
 Foreign currency transactions.............        (33,740)                --
 Futures contracts.........................        933,747                 --
Change in unrealized
 appreciation/depreciation of:
 Investments...............................       (350,312)        (1,987,502)
 Futures contracts.........................       (236,738)                --
 Translation of assets and liabilities in
  foreign currencies.......................       (436,966)                --
                                                ----------        -----------
 Net Realized and Unrealized Gain (Loss) on
         Investments and Foreign Currencies      1,354,048          1,354,107
                                                ----------        -----------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations     $1,732,308        $ 2,737,602
                                                ==========        ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                      BOND       CAPITAL VALUE
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends......................................  $     5,733    $ 2,312,426
 Interest.......................................    6,385,224         16,891
 Securities lending.............................        1,373            651
                                                  -----------    -----------
                                    Total Income    6,392,330      2,329,968
Expenses:
 Management and investment advisory fees........      603,955        752,561
 Custodian fees.................................       10,459          3,316
 Directors' expenses............................        4,601          4,154
 Other expenses.................................          873            820
                                                  -----------    -----------
                            Total Gross Expenses      619,888        760,851
 Less: Fees paid indirectly.....................           --         14,369
                                                  -----------    -----------
                              Total Net Expenses      619,888        746,482
                                                  -----------    -----------
          Net Investment Income (Operating Loss)    5,772,442      1,583,486

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................    1,297,343     16,448,801
 Futures contracts..............................           --        (48,090)
 Swap agreements................................     (278,811)            --
Change in unrealized appreciation/depreciation
 of:
 Investments....................................   (6,033,795)    (9,698,035)
 Futures contracts..............................           --         12,600
 Swap agreements................................       19,673             --
                                                  -----------    -----------
      Net Realized and Unrealized Gain (Loss) on
              Investments and Foreign Currencies   (4,995,590)     6,715,276
                                                  -----------    -----------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations  $   776,852    $ 8,298,762
                                                  ===========    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 EQUITY GROWTH   EQUITY INCOME
                                                    ACCOUNT         ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.....................................  $  1,078,703     $ 697,148
 Withholding tax on foreign dividends..........            --        (7,756)
 Interest......................................           993       109,263
 Securities lending............................         3,504            --
                                                 ------------     ---------
                                   Total Income     1,083,200       798,655
Expenses:
 Management and investment advisory fees.......     1,028,472        96,483
 Custodian fees................................         9,451         1,282
 Directors' expenses...........................         4,525           485
 Other expenses................................           833           177
                                                 ------------     ---------
                           Total Gross Expenses     1,043,281        98,427
 Less: Fees paid indirectly....................       103,400            --
                                                 ------------     ---------
                             Total Net Expenses       939,881        98,427
                                                 ------------     ---------
         Net Investment Income (Operating Loss)       143,319       700,228

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.......................    20,038,111       502,395
 Foreign currency transactions.................            --           454
Change in unrealized appreciation/depreciation
 of:
 Investments...................................   (13,235,646)     (859,625)
 Translation of assets and liabilities in
  foreign currencies...........................            --           (12)
                                                 ------------     ---------
     Net Realized and Unrealized Gain (Loss) on
             Investments and Foreign Currencies     6,802,465      (356,788)
                                                 ------------     ---------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations  $  6,945,784     $ 343,440
                                                 ============     =========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   GOVERNMENT         GROWTH
                                               SECUTITIES ACCOUNT    ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends...................................     $        --       $  570,415
 Interest....................................       7,627,323           11,277
 Securities lending..........................              --            1,715
                                                  -----------       ----------
                                 Total Income       7,627,323          583,407
Expenses:
 Management and investment advisory fees.....         766,673          419,340
 Custodian fees..............................           3,767            1,365
 Directors' expenses.........................           6,975            2,467
 Other expenses..............................             606              469
                                                  -----------       ----------
                         Total Gross Expenses         778,021          423,641
 Less: Fees paid indirectly..................              --              222
                                                  -----------       ----------
                           Total Net Expenses         778,021          423,419
                                                  -----------       ----------
       Net Investment Income (Operating Loss)       6,849,302          159,988

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.....................         245,027           38,151
Change in unrealized
 appreciation/depreciation of:
 Investments.................................      (5,940,079)       4,841,674
                                                  -----------       ----------
   Net Realized and Unrealized Gain (Loss) on
                              Investments and
                           Foreign Currencies      (5,695,052)       4,879,825
                                                  -----------       ----------
        Net Increase (Decrease) in Net Assets
                    Resulting from Operations     $ 1,154,250       $5,039,813
                                                  ===========       ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                        INTERNATIONAL   INTERNATIONAL EMERGING
                                           ACCOUNT         MARKETS ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends............................  $  2,968,597         $   414,653
 Withholding tax on foreign dividends.      (387,278)            (44,992)
 Interest.............................        26,623                 743
 Securities lending...................        70,982               2,972
                                        ------------         -----------
                          Total Income     2,678,924             373,376
Expenses:
 Management and investment advisory
  fees................................       753,986             180,440
 Custodian fees.......................        56,708              43,559
 Directors' expenses..................         2,646                 364
 Other expenses.......................           474                 439
                                        ------------         -----------
                  Total Gross Expenses       813,814             224,802
 Less: Fees paid indirectly...........        10,713               4,931
                                        ------------         -----------
                    Total Net Expenses       803,101             219,871
                                        ------------         -----------
Net Investment Income (Operating Loss)     1,875,823             153,505

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..............    20,885,133           2,074,266
 Foreign currency transactions........       (69,658)            (33,740)
Change in unrealized
 appreciation/depreciation of:
 Investments..........................   (17,941,762)         (3,803,053)
 Translation of assets and liabilities
  in foreign currencies...............        (8,168)                932
                                        ------------         -----------
      Net Realized and Unrealized Gain
             (Loss) on Investments and
                    Foreign Currencies     2,865,545          (1,761,595)
                                        ------------         -----------
 Net Increase (Decrease) in Net Assets
             Resulting from Operations  $  4,741,368         $(1,608,090)
                                        ============         ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                       INTERNATIONAL SMALLCAP   LARGECAP BLEND
                                              ACCOUNT              ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends...........................       $ 1,002,248          $   477,823
 Withholding tax on foreign dividends          (110,019)                  --
 Interest............................             6,534                  583
 Securities lending..................            35,026                   --
                                            -----------          -----------
                         Total Income           933,789              478,406
Expenses:
 Management and investment advisory
  fees...............................           438,349              235,687
 Custodian fees......................            30,575               10,782
 Directors' expenses.................             1,018                  732
 Other expenses......................               275                   98
                                            -----------          -----------
                 Total Gross Expenses           470,217              247,299
 Less: Fees paid indirectly..........             6,478               12,019
                                            -----------          -----------
                   Total Net Expenses           463,739              235,280
                                            -----------          -----------
     Net Investment Income (Operating
                                Loss)           470,050              243,126

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions.............         7,966,847            2,907,140
 Foreign currency transactions.......           (15,702)                  --
 Futures contracts...................                --                7,730
Change in unrealized
 appreciation/depreciation of:
 Investments.........................        (1,227,442)          (1,250,517)
 Futures contracts...................                --                2,445
 Translation of assets and
  liabilities in foreign currencies..            (5,928)                  --
                                            -----------          -----------
     Net Realized and Unrealized Gain
    (Loss) on Investments and Foreign
                           Currencies         6,717,775            1,666,798
                                            -----------          -----------
Net Increase (Decrease) in Net Assets
            Resulting from Operations       $ 7,187,825          $ 1,909,924
                                            ===========          ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              LARGECAP GROWTH   LARGECAP STOCK
                                              EQUITY ACCOUNT    INDEX ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..................................    $  135,078       $  989,263
 Interest...................................           200           27,646
 Securities lending.........................            --            1,360
                                                ----------       ----------
                                Total Income       135,278        1,018,269
Expenses:
 Management and investment advisory fees....       132,821          225,861
 Custodian fees.............................         7,498           11,670
 Directors' expenses........................           284            1,849
 Other expenses.............................            26              617
                                                ----------       ----------
                        Total Gross Expenses       140,629          239,997
 Less: Fees paid indirectly.................         2,757               --
                                                ----------       ----------
                          Total Net Expenses       137,872          239,997
                                                ----------       ----------
      Net Investment Income (Operating Loss)        (2,594)         778,272

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................     1,067,670          (15,870)
 Futures contracts..........................            --          269,759
Change in unrealized
 appreciation/depreciation of:
 Investments................................      (813,749)       3,175,221
 Investments in affiliates..................            --           21,326
 Futures contracts..........................            --         (125,087)
                                                ----------       ----------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies       253,921        3,325,349
                                                ----------       ----------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations    $  251,327       $4,103,621
                                                ==========       ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    LARGECAP      LIMITED TERM
                                                  VALUE ACCOUNT   BOND ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends......................................   $  597,271      $      --
 Interest.......................................          759        420,367
                                                   ----------      ---------
                                    Total Income      598,030        420,367
Expenses:
 Management and investment advisory fees........      204,892         75,348
 Custodian fees.................................        3,867          4,045
 Directors' expenses............................          676            293
 Other expenses.................................          103             93
                                                   ----------      ---------
                            Total Gross Expenses      209,538         79,779
 Less: Fees paid indirectly.....................        3,972             --
                                                   ----------      ---------
                              Total Net Expenses      205,566         79,779
                                                   ----------      ---------
          Net Investment Income (Operating Loss)      392,464        340,588

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........................      646,034        (28,325)
Change in unrealized appreciation/depreciation
 of:
 Investments....................................      795,756       (448,170)
                                                   ----------      ---------
      Net Realized and Unrealized Gain (Loss) on
              Investments and Foreign Currencies    1,441,790       (476,495)
                                                   ----------      ---------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations   $1,834,254      $(135,907)
                                                   ==========      =========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     MIDCAP      MIDCAP GROWTH
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.......................................  $ 2,329,961    $  129,060
 Interest........................................       26,633           245
 Securities lending..............................        1,103           961
                                                   -----------    ----------
                                     Total Income    2,357,697       130,266
Expenses:
 Management and investment advisory fees.........    1,018,031       252,711
 Custodian fees..................................        6,058         4,845
 Directors' expenses.............................        5,521           771
 Other expenses..................................        1,094           125
                                                   -----------    ----------
                             Total Gross Expenses    1,030,704       258,452
 Less: Fees paid indirectly......................          979        26,958
                                                   -----------    ----------
                               Total Net Expenses    1,029,725       231,494
                                                   -----------    ----------
           Net Investment Income (Operating Loss)    1,327,972      (101,228)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.........................   14,799,753     2,653,098
Change in unrealized appreciation/depreciation
 of:
 Investments.....................................    4,888,853      (903,515)
                                                   -----------    ----------
       Net Realized and Unrealized Gain (Loss) on
               Investments and Foreign Currencies   19,688,606     1,749,583
                                                   -----------    ----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations  $21,016,578    $1,648,355
                                                   ===========    ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   MIDCAP VALUE   MONEY MARKET
                                                     ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends.......................................  $  350,012       $     --
 Interest........................................         380        794,870
                                                   ----------       --------
                                     Total Income     350,392        794,870
Expenses:
 Management and investment advisory fees.........     295,987        347,659
 Custodian fees..................................       7,300          5,779
 Directors' expenses.............................         790          3,336
 Other expenses..................................         128            698
                                                   ----------       --------
                             Total Gross Expenses     304,205        357,472
 Less: Fees paid indirectly......................       9,005             --
                                                   ----------       --------
                               Total Net Expenses     295,200        357,472
                                                   ----------       --------
           Net Investment Income (Operating Loss)      55,192        437,398

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.........................   4,752,247             --
Change in unrealized appreciation/depreciation
 of:
 Investments.....................................    (524,282)            --
                                                   ----------       --------
       Net Realized and Unrealized Gain (Loss) on
               Investments and Foreign Currencies   4,227,965             --
                                                   ----------       --------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations  $4,283,157       $437,398
                                                   ==========       ========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 REAL ESTATE        SMALLCAP
                                              SECURITIES ACCOUNT     ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..................................     $ 1,419,908       $  215,175
 Interest...................................           7,167           17,407
                                                 -----------       ----------
                                Total Income       1,427,075          232,582
Expenses:
 Management and investment advisory fees....         432,025          290,984
 Custodian fees.............................           2,066           13,103
 Directors' expenses........................           1,398              943
 Other expenses.............................             224              217
                                                 -----------       ----------
                        Total Gross Expenses         435,713          305,247
 Less: Fees paid indirectly.................             527              632
                                                 -----------       ----------
                          Total Net Expenses         435,186          304,615
                                                 -----------       ----------
      Net Investment Income (Operating Loss)         991,889          (72,033)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................       6,548,805        5,745,945
Change in unrealized
 appreciation/depreciation of:
 Investments................................      (3,056,791)        (897,124)
                                                 -----------       ----------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies       3,492,014        4,848,821
                                                 -----------       ----------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations     $ 4,483,903       $4,776,788
                                                 ===========       ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              SMALLCAP GROWTH   SMALLCAP VALUE
                                                  ACCOUNT          ACCOUNT
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends..................................    $  82,205        $  488,765
 Interest...................................          354             1,107
                                                ---------        ----------
                                Total Income       82,559           489,872
Expenses:
 Management and investment advisory fees....      285,538           480,540
 Custodian fees.............................        3,380            17,733
 Directors' expenses........................          866             1,267
 Other expenses.............................          138               195
                                                ---------        ----------
                        Total Gross Expenses      289,922           499,735
 Less: Fees paid indirectly.................        6,506             3,148
                                                ---------        ----------
                          Total Net Expenses      283,416           496,587
                                                ---------        ----------
      Net Investment Income (Operating Loss)     (200,857)           (6,715)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................      310,011         5,908,105
 Futures contracts..........................           --            86,233
Change in unrealized
 appreciation/depreciation of:
 Investments................................     (203,490)          728,056
 Futures contracts..........................           --            85,442
                                                ---------        ----------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies      106,521         6,807,836
                                                ---------        ----------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations    $ (94,336)       $6,801,121
                                                =========        ==========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                   ASSET                       BALANCED
                            ALLOCATION ACCOUNT                 ACCOUNT
-----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        SIX MONTHS         YEAR
                           ENDED          ENDED          ENDED           ENDED
                          JUNE 30,    DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2004          2003           2004            2003
                        ------------  -------------  -------------  ---------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   378,260   $  1,276,857   $  1,383,495    $  2,512,326
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    2,378,064      2,648,797      3,341,609         683,572
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (1,024,016)    13,132,517     (1,987,502)     16,463,035
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,732,308     17,058,171      2,737,602      19,658,933

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................   (3,233,014)    (1,630,706)    (2,643,964)     (3,313,240)
                         -----------   ------------   ------------    ------------
    Total Dividends and
          Distributions   (3,233,014)    (1,630,706)    (2,643,964)     (3,313,240)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    5,356,892     10,402,701      5,739,490      10,978,890
Shares issued in
 reinvestment of
 dividends and
 distributions.........    3,233,014      1,630,706      2,643,964       3,313,240
Shares redeemed........   (5,305,102)   (11,863,551)    (6,637,905)    (16,448,192)
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,284,804        169,856      1,745,549      (2,156,062)
                         -----------   ------------   ------------    ------------
         Total Increase
             (Decrease)    1,784,098     15,597,321      1,839,187      14,189,631

NET ASSETS
Beginning of period....   98,005,896     82,408,575    124,734,804     110,545,173
                         -----------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $99,789,994   $ 98,005,896   $126,573,991    $124,734,804
                         ===========   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    27,426   $  2,804,996   $  1,335,585    $  2,541,313
                         ===========   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      464,127        987,585        430,334         896,556
Shares issued in
 reinvestment of
 dividends and
 distributions.........      283,349        173,479        201,062         302,579
Shares redeemed........     (463,757)    (1,174,687)      (499,559)     (1,392,021)
                         -----------   ------------   ------------    ------------
Net Increase (Decrease)      283,719        (13,623)       131,837        (192,886)
                         ===========   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                    BOND                     CAPITAL VALUE
                                  ACCOUNT                       ACCOUNT
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  5,772,442   $ 10,951,777   $  1,583,486    $  3,205,436
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     1,018,532      3,275,544     16,400,711      10,288,107
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (6,014,122)    (3,089,349)    (9,685,435)     37,108,430
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations       776,852     11,137,972      8,298,762      50,601,973

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................   (12,457,848)   (10,586,958)            --      (3,184,811)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions   (12,457,848)   (10,586,958)            --      (3,184,811)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    19,907,727     50,743,938      9,954,815      16,978,138
Shares issued in
 reinvestment of
 dividends and
 distributions.........    12,457,848     10,586,958             --       3,184,189
Shares redeemed........   (15,281,920)   (31,286,451)   (12,104,994)    (25,868,314)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    17,083,655     30,044,445     (2,150,179)     (5,705,987)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)     5,402,659     30,595,459      6,148,583      41,711,175

NET ASSETS
Beginning of period....   263,434,669    232,839,210    248,252,616     206,541,441
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $268,837,328   $263,434,669   $254,401,199    $248,252,616
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  5,293,596   $ 11,640,111   $  1,581,219    $     12,102
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     1,670,910      4,197,560        332,592         657,616
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,053,073        899,486             --         111,180
Shares redeemed........    (1,271,628)    (2,592,013)      (407,057)     (1,030,082)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)     1,452,355      2,505,033        (74,465)       (261,286)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                               EQUITY GROWTH                EQUITY INCOME
                                  ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2004           2003           2004           2003
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    143,319   $  1,110,535   $   700,228    $ 1,205,333
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    20,038,111      1,590,596       502,849     (1,159,530)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (13,235,646)    52,198,720      (859,637)     3,496,323
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     6,945,784     54,899,851       343,440      3,542,126

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................            --     (1,013,283)           --     (1,194,735)
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions            --     (1,013,283)           --     (1,194,735)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............     5,808,465     20,029,915     6,126,048      4,386,440
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --      1,013,267            --      1,194,735
Shares redeemed........   (11,996,846)   (21,143,227)   (1,184,625)    (2,751,968)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    (6,188,381)      (100,045)    4,941,423      2,829,207
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)       757,403     53,786,523     5,284,863      5,176,598

NET ASSETS
Beginning of period....   272,830,823    219,044,300    30,255,143     25,078,545
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $273,588,226   $272,830,823   $35,540,006    $30,255,143
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $     39,919   $     10,913   $   700,683    $    10,598
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       388,741      1,489,413       770,042        575,829
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --         70,122            --        152,394
Shares redeemed........      (804,716)    (1,700,052)     (150,917)      (370,003)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)      (415,975)      (140,517)      619,125        358,220
                         ============   ============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                 GOVERNMENT                      GROWTH
                             SECURITIES ACCOUNT                 ACCOUNT
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,
                            2004           2003           2004            2003
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  6,849,302   $ 14,592,562   $    159,988    $    445,071
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........       245,027     (1,268,375)        38,151      (8,389,156)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (5,940,079)    (7,005,698)     4,841,674      38,406,650
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     1,154,250      6,318,489      5,039,813      30,462,565

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................   (16,266,441)   (13,034,314)      (442,917)       (287,557)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions   (16,266,441)   (13,034,314)      (442,917)       (287,557)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    15,073,694     97,681,350      2,736,920       5,810,192
Shares issued in
 reinvestment of
 dividends and
 distributions.........    16,266,441     13,034,314        442,917         287,557
Shares redeemed........   (40,351,007)   (77,436,747)   (10,467,222)    (19,244,723)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    (9,010,872)    33,278,917     (7,287,385)    (13,146,974)
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)   (24,123,063)    26,563,092     (2,690,489)     17,028,034

NET ASSETS
Beginning of period....   368,563,674    342,000,582    141,107,205     124,079,171
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $344,440,611   $368,563,674   $138,416,716    $141,107,205
                         ============   ============   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  7,449,154   $ 16,265,884   $    159,766    $    443,344
                         ============   ============   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     1,320,321      8,333,542        245,366         606,856
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,436,965      1,125,588         39,795          34,397
Shares redeemed........    (3,519,227)    (6,643,525)      (938,458)     (2,053,911)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)      (761,941)     2,815,605       (653,297)     (1,412,658)
                         ============   ============   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                               INTERNATIONAL            INTERNATIONAL EMERGING
                                  ACCOUNT                  MARKETS ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2004           2003           2004           2003
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,875,823   $  1,748,009   $   153,505    $   172,606
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    20,815,475        112,195     2,040,526      1,654,151
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (17,949,930)    37,769,622    (3,802,121)     5,523,403
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     4,741,368     39,629,826    (1,608,090)     7,350,160

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................    (1,795,063)    (1,359,959)           --       (138,194)
Tax return of capital
 distributions.........            --             --            --        (22,843)
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions    (1,795,063)    (1,359,959)           --       (161,037)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    18,477,676     27,531,408     9,022,955     11,350,792
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,795,063      1,359,959            --        161,037
Shares redeemed........    (4,327,322)   (18,657,503)     (619,099)    (5,563,890)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    15,945,417     10,233,864     8,403,856      5,947,939
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)    18,891,722     48,503,731     6,795,766     13,137,062

NET ASSETS
Beginning of period....   167,725,999    119,222,268    23,971,665     10,834,603
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $186,617,721   $167,725,999   $30,767,431    $23,971,665
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  1,778,747   $  1,778,506   $   107,705    $    (9,763)
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     1,583,307      2,954,418       681,526      1,176,947
Shares issued in
 reinvestment of
 dividends and
 distributions.........       155,957        163,064            --         13,008
Shares redeemed........      (373,535)    (2,088,003)      (49,675)      (640,478)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)     1,365,729      1,029,479       631,851        549,477
                         ============   ============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                          INTERNATIONAL SMALLCAP           LARGECAP BLEND
                                  ACCOUNT                     ACCOUNT
---------------------------------------------------------------------------------
                         SIX MONTHS       YEAR        SIX MONTHS        YEAR
                           ENDED          ENDED         ENDED          ENDED
                          JUNE 30,    DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2004          2003           2004           2003
                        ------------  -------------  ------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   470,050   $    472,357   $   243,126    $   324,791
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    7,951,145       (399,828)    2,914,870      1,386,425
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....   (1,233,370)    22,079,027    (1,248,072)     5,838,029
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    7,187,825     22,151,556     1,909,924      7,549,245

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................     (602,428)      (643,639)       (9,488)      (307,708)
From net realized gain
 on investment and
 foreign currency
 transactions..........           --             --    (1,061,576)            --
                         -----------   ------------   -----------    -----------
    Total Dividends and
          Distributions     (602,428)      (643,639)   (1,071,064)      (307,708)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    8,350,893     15,333,791    19,515,685     33,641,078
Shares issued in
 reinvestment of
 dividends and
 distributions.........      602,428        643,639     1,071,064        307,708
Shares redeemed........   (1,675,183)   (10,155,569)   (3,006,628)      (485,176)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    7,278,138      5,821,861    17,580,121     33,463,610
                         -----------   ------------   -----------    -----------
         Total Increase
             (Decrease)   13,863,535     27,329,778    18,418,981     40,705,147

NET ASSETS
Beginning of period....   66,241,909     38,912,131    54,631,845     13,926,698
                         -----------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $80,105,444   $ 66,241,909   $73,050,826    $54,631,845
                         ===========   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   288,135   $    441,191   $   231,107    $     9,673
                         ===========   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      578,092      1,571,845     1,881,439      3,641,984
Shares issued in
 reinvestment of
 dividends and
 distributions.........       43,371         74,067       104,494         30,252
Shares redeemed........     (115,902)    (1,114,228)     (286,811)       (54,877)
                         -----------   ------------   -----------    -----------
Net Increase (Decrease)      505,561        531,684     1,699,122      3,617,359
                         ===========   ============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                             LARGECAP GROWTH               LARGECAP STOCK
                              EQUITY ACCOUNT               INDEX ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS         YEAR
                           ENDED         ENDED          ENDED           ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,      DECEMBER 31,
                            2004          2003          2004            2003
                        ------------  ------------  -------------  ---------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    (2,594)  $   (10,063)  $    778,272    $  1,244,660
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    1,067,670      (123,257)       253,889         618,617
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (813,749)    2,077,505      3,071,460      20,954,042
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      251,327     1,944,185      4,103,621      22,817,319

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --            --             --      (1,230,341)
                         -----------   -----------   ------------    ------------
    Total Dividends and
          Distributions           --            --             --      (1,230,341)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    4,148,058    17,661,821     23,167,175      31,623,042
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --             --       1,230,341
Shares redeemed........     (707,592)     (501,175)    (2,726,238)     (8,751,926)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    3,440,466    17,160,646     20,440,937      24,101,457
                         -----------   -----------   ------------    ------------
         Total Increase
             (Decrease)    3,691,793    19,104,831     24,544,558      45,688,435

NET ASSETS
Beginning of period....   24,676,880     5,572,049    118,637,926      72,949,491
                         -----------   -----------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $28,368,673   $24,676,880   $143,182,484    $118,637,926
                         ===========   ===========   ============    ============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    (5,350)  $        --   $    778,272    $     14,319
                         ===========   ===========   ============    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      919,787     4,114,144      2,827,536       4,387,713
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --             --         155,941
Shares redeemed........     (156,692)     (125,858)      (333,273)     (1,300,332)
                         -----------   -----------   ------------    ------------
Net Increase (Decrease)      763,095     3,988,286      2,494,263       3,243,322
                         ===========   ===========   ============    ============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                 LARGECAP                  LIMITED TERM
                              VALUE ACCOUNT                BOND ACCOUNT
--------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS       PERIOD
                           ENDED         ENDED         ENDED          ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                            2004          2003          2004        2003 /(A)/
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   392,464   $   461,722   $   340,588    $   164,552
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........      646,034       (99,398)      (28,325)           (86)
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....      795,756     7,338,953      (448,170)       (17,653)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    1,834,254     7,701,277      (135,907)       146,813

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................       (3,222)     (446,467)           --       (159,924)
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions       (3,222)     (446,467)           --       (159,924)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   16,708,399    26,840,421    22,232,986     25,801,977
Shares issued in
 reinvestment of
 dividends and
 distributions.........        3,222       446,467            --        159,924
Shares redeemed........   (2,809,358)     (507,329)   (1,839,155)    (5,396,561)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   13,902,263    26,779,559    20,393,831     20,565,340
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)   15,733,295    34,034,369    20,257,924     20,552,229

NET ASSETS
Beginning of period....   47,220,625    13,186,256    20,552,229             --
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $62,953,920   $47,220,625   $40,810,153    $20,552,229
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $   388,492   $     3,325   $   354,826    $     7,486
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............    1,515,915     2,839,727     2,214,360      2,580,007
Shares issued in
 reinvestment of
 dividends and
 distributions.........          294        42,286            --         16,009
Shares redeemed........     (256,207)      (56,808)     (183,977)      (538,630)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)    1,260,002     2,825,205     2,030,383      2,057,386
                         ===========   ===========   ===========    ===========



/(a) /Period from May 1, 2003, date operations commenced, through December 31,
  2003.
See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                   MIDCAP                   MIDCAP GROWTH
                                  ACCOUNT                      ACCOUNT
----------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED         ENDED          ENDED
                          JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                            2004           2003           2004           2003
                        -------------  -------------  ------------  --------------
----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,327,972   $  2,982,175   $  (101,228)   $  (119,860)
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    14,799,753     17,573,440     2,653,098      1,751,217
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     4,888,853     59,981,855      (903,515)     8,910,032
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    21,016,578     80,537,470     1,648,355     10,541,389

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................            --     (2,964,926)           --             --
From net realized gain
 on investment and
 foreign currency
 transactions..........    (9,332,551)            --            --             --
                         ------------   ------------   -----------    -----------
    Total Dividends and
          Distributions    (9,332,551)    (2,964,926)           --             --

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    16,144,137     27,087,667     5,489,374     24,223,832
Shares issued in
 reinvestment of
 dividends and
 distributions.........     9,332,551      2,964,926            --             --
Shares redeemed........   (11,841,106)   (22,407,461)   (5,713,104)    (2,411,334)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    13,635,582      7,645,132      (223,730)    21,812,498
                         ------------   ------------   -----------    -----------
         Total Increase
             (Decrease)    25,319,609     85,217,676     1,424,625     32,353,887

NET ASSETS
Beginning of period....   334,203,986    248,986,310    54,287,754     21,933,867
                         ------------   ------------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $359,523,595   $334,203,986   $55,712,379    $54,287,754
                         ============   ============   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  1,326,993   $     13,533   $  (128,186)   $        --
                         ============   ============   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............       423,249        833,506       606,038      2,997,393
Shares issued in
 reinvestment of
 dividends and
 distributions.........       251,551         80,549            --             --
Shares redeemed........      (311,951)      (741,086)     (634,216)      (328,524)
                         ------------   ------------   -----------    -----------
Net Increase (Decrease)       362,849        172,969       (28,178)     2,668,869
                         ============   ============   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                               MIDCAP VALUE                 MONEY MARKET
                                 ACCOUNT                       ACCOUNT
-----------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS          YEAR
                           ENDED         ENDED          ENDED           ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,       DECEMBER 31,
                            2004          2003          2004             2003
                        ------------  ------------  -------------  ----------------
-----------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    55,192   $    37,683   $    437,398    $   1,333,183
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    4,752,247     1,848,553             --               --
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (524,282)   10,004,780             --               --
                         -----------   -----------   ------------    -------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    4,283,157    11,891,016        437,398        1,333,183

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --       (27,166)      (437,398)      (1,333,183)
From net realized gain
 on investment and
 foreign currency
 transactions..........     (762,856)     (582,274)            --               --
                         -----------   -----------   ------------    -------------
    Total Dividends and
          Distributions     (762,856)     (609,440)      (437,398)      (1,333,183)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............   12,388,403    18,272,263     65,799,855      101,802,286
Shares issued in
 reinvestment of
 dividends and
 distributions.........      762,856       609,440        437,398        1,333,183
Shares redeemed........   (6,894,948)   (2,875,687)   (73,122,942)    (153,045,612)
                         -----------   -----------   ------------    -------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    6,256,311    16,006,016     (6,885,689)     (49,910,143)
                         -----------   -----------   ------------    -------------
         Total Increase
             (Decrease)    9,776,612    27,287,592     (6,885,689)     (49,910,143)

NET ASSETS
Beginning of period....   52,053,984    24,766,392    151,544,989      201,455,132
                         -----------   -----------   ------------    -------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $61,830,596   $52,053,984   $144,659,300    $ 151,544,989
                         ===========   ===========   ============    =============
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    46,187   $        --   $         --    $          --
                         ===========   ===========   ============    =============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      847,571     1,532,003     65,799,855      101,802,286
Shares issued in
 reinvestment of
 dividends and
 distributions.........       53,272        44,005        437,398        1,333,183
Shares redeemed........     (473,144)     (254,500)   (73,122,942)    (153,045,612)
                         -----------   -----------   ------------    -------------
Net Increase (Decrease)      427,699     1,321,508     (6,885,689)     (49,910,143)
                         ===========   ===========   ============    =============



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                REAL ESTATE                   SMALLCAP
                            SECURITIES ACCOUNT                ACCOUNT
---------------------------------------------------------------------------------
                         SIX MONTHS        YEAR       SIX MONTHS        YEAR
                            ENDED         ENDED         ENDED          ENDED
                          JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                            2004           2003          2004           2003
                        -------------  ------------  ------------  --------------
---------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    991,889   $ 2,502,035   $   (72,033)   $    36,757
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........     6,548,805     2,682,055     5,745,945      3,438,436
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....    (3,056,791)   17,253,518      (897,124)    10,242,482
                         ------------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     4,483,903    22,437,608     4,776,788     13,717,675

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................       (30,099)   (2,467,773)           --        (43,235)
From net realized gain
 on investment and
 foreign currency
 transactions..........    (1,114,278)   (1,622,204)           --             --
Tax return of capital
 distributions.........            --            --            --           (889)
                         ------------   -----------   -----------    -----------
    Total Dividends and
          Distributions    (1,144,377)   (4,089,977)           --        (44,124)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    17,877,240    29,325,278     7,270,359     22,335,767
Shares issued in
 reinvestment of
 dividends and
 distributions.........     1,144,377     3,821,507            --         42,665
Shares redeemed........   (10,693,963)   (4,834,596)   (4,344,438)    (2,967,433)
                         ------------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     8,327,654    28,312,189     2,925,921     19,410,999
                         ------------   -----------   -----------    -----------
         Total Increase
             (Decrease)    11,667,180    46,659,820     7,702,709     33,084,550

NET ASSETS
Beginning of period....    93,017,853    46,358,033    65,285,232     32,200,682
                         ------------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $104,685,033   $93,017,853   $72,987,941    $65,285,232
                         ============   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $    991,362   $    30,219   $   (72,665)   $        --
                         ============   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............     1,161,905     2,232,857       883,781      3,135,415
Shares issued in
 reinvestment of
 dividends and
 distributions.........        75,140       261,063            --          5,890
Shares redeemed........      (720,029)     (377,421)     (531,400)      (471,216)
                         ------------   -----------   -----------    -----------
Net Increase (Decrease)       517,016     2,116,499       352,381      2,670,089
                         ============   ===========   ===========    ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                             SMALLCAP GROWTH              SMALLCAP VALUE
                                 ACCOUNT                     ACCOUNT
--------------------------------------------------------------------------------
                         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                           ENDED         ENDED         ENDED          ENDED
                          JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,
                            2004          2003          2004           2003
                        ------------  ------------  ------------  --------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  (200,857)  $  (263,593)  $    (6,715)   $   286,577
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........      310,011     3,784,244     5,994,338      3,786,145
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     (203,490)   12,332,953       813,498     20,991,788
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations      (94,336)   15,853,604     6,801,121     25,064,510

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................           --            --       (12,606)      (262,443)
From net realized gain
 on investment and
 foreign currency
 transactions..........           --            --    (1,238,700)    (2,168,308)
                         -----------   -----------   -----------    -----------
    Total Dividends and
          Distributions           --            --    (1,251,306)    (2,430,751)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............    6,114,635    11,648,431    11,277,669     18,446,873
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --     1,150,861      2,197,472
Shares redeemed........   (3,267,138)   (4,628,357)   (7,979,206)    (5,359,483)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    2,847,497     7,020,074     4,449,324     15,284,862
                         -----------   -----------   -----------    -----------
         Total Increase
             (Decrease)    2,753,161    22,873,678     9,999,139     37,918,621

NET ASSETS
Beginning of period....   55,627,807    32,754,129    82,135,413     44,216,792
                         -----------   -----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $58,380,968   $55,627,807   $92,134,552    $82,135,413
                         ===========   ===========   ===========    ===========
Undistributed
 (Overdistributed) Net
 Investment Income
 (Operating Loss)......  $  (207,363)  $        --   $    (9,863)   $    13,144
                         ===========   ===========   ===========    ===========


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............      726,077     1,641,322       726,096      1,483,978
Shares issued in
 reinvestment of
 dividends and
 distributions.........           --            --        77,032        149,082
Shares redeemed........     (396,356)     (695,388)     (517,488)      (462,988)
                         -----------   -----------   -----------    -----------
Net Increase (Decrease)      329,721       945,934       285,640      1,170,072
                         ===========   ===========   ===========    ===========



See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Variable Contracts Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. At June 30, 2004, the Fund consists of 24 accounts (Asset Allocation Account, Balanced Account, Bond Account, Capital Value Account, Equity Growth Account, Equity Income Account, Government Securities Account, Growth Account, International Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, LargeCap Value Account, Limited Term Bond Account, MidCap Account, MidCap Growth Account, MidCap Value Account, Money Market Account, Real Estate Securities Account, SmallCap Account, SmallCap Growth Account, and SmallCap Value Account), known as the "Accounts".

Effective March 1, 2004, Real Estate Account and Utilities Account changed their names to Real Estate Securities Account and Equity Income Account, respectively.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:



SECURITY VALUATION. . The Accounts (with the exception of Money Market Account) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price based on information provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by the Fund's Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account's net asset value are ordinarily not reflected in the account's net asset value. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account's net asset value are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



FOREIGN SECURITIES. . The value of foreign securities based in foreign currency amounts is translated to U.S. dollars using the exchange rate at the daily close of the London Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.



INCOME AND INVESTMENT TRANSACTIONS. . The Accounts record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.



EXPENSES . Expenses directly attributed to an account are charged to that account. Other account expenses not directly attributed to an account are apportioned among the funds managed by Principal Management Corporation.



DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS . With respect to Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, commission recapture, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.



FOREIGN TAXES . Certain of the accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of Indian securities held by the accounts are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the account accrues an estimated deferred tax liability for future gains on Indian securities. At June 30, 2004, International Emerging Markets Account had no deferred tax liability. For the period ended June 30, 2004, International Emerging Markets Account realized a reduction of gains on disposition of Indian securities of approximately $30,600 for foreign taxes paid, included as a component of realized gain (loss) from investment transactions on the statements of operations.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES



FEES PAID INDIRECTLY. . The Accounts may direct certain portfolio transactions to brokerage firms that, in turn, pay a portion of the Accounts' operating expenses through a commission recapture program. Certain of the Accounts have also entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each account's expenses. These amounts are reflected in the statements of operations.



FUTURES CONTRACTS. . The Accounts (with the exception of Money Market Account) may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account's cost basis in the contract.



JOINT TRADING ACCOUNT. . Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.



LINE OF CREDIT. . Certain of the Accounts participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating accounts and funds in proportion to their average net assets during each calendar quarter. At June 30, 2004, the Accounts had no outstanding borrowings under the line of credit.



SECURITIES LENDING . Certain of the Accounts may lend portfolio securities to approved brokerage firms to earn additional income. Each applicable account receives collateral (in the form of U.S. government securities, U.S. government agency securities, letters of credit, and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. Cash collateral received is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. Although risk is mitigated by the collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of June 30, 2004, the Accounts had securities on loan and collateral as follows:

                                                  VALUE OF         VALUE OF
                                              SECURITIES LOANED   COLLATERAL
                                              -----------------  -------------
 Asset Allocation Account                        $ 1,107,296      $ 1,131,407
 Balanced Account                                  8,647,994        8,844,000
 Bond Account                                        691,368          705,791
 Capital Value Account                             8,007,753        8,011,000
 Equity Growth Account                            11,168,774       11,476,176
 Growth Account                                    3,788,860        3,881,923
 International Account                            15,575,214       16,510,035
 International Emerging Markets Account              181,880          201,349
 International SmallCap Account                    8,566,256        9,060,504
 LargeCap Stock Index Account                      2,208,129        2,249,000
 MidCap Account                                    2,398,623        2,473,000
 MidCap Growth Account                             5,292,271        5,423,000

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)



REPURCHASE AGREEMENTS . The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. The value of the collateral is maintained, at a minimum, in an amount equal to the principal amount plus accrued interest of each repurchase agreement. In the event the seller of a repurchase agreement defaults, the Account could experience delays in the realization of the collateral.



SWAP AGREEMENTS. . Certain of the Accounts may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. Swaps are marked-to-market daily; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Periodic payments received or made at the end of each measurement period are recorded as realized gain or loss on the statements of operations. Upon termination of the swap agreement, the account recognizes a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statement of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the accounts' schedules of investments.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES. . The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each account's average daily net assets. The annual rates used in this calculation are as follows:

                                          NET ASSETS OF ACCOUNTS
                                              (IN MILLIONS)
                                  -------------------------------------
                                  FIRST    NEXT    NEXT    NEXT     OVER
                                   $100    $100    $100    $100     $400
                                  -----    ----    ----    ----     ----
 Asset Allocation Account          .80%    .75%    .70%    .65%     .60%
 Balanced Account                  .60     .55     .50     .45      .40
 Bond Account                      .50     .45     .40     .35      .30
 Equity Growth Account             .80     .75     .70     .65      .60
 Equity Income Account             .60     .55     .50     .45      .40
 Government Securities Account     .50     .45     .40     .35      .30
 International SmallCap Account   1.20    1.15    1.10    1.05     1.00
 Limited Term Bond Account         .50     .45     .40     .35      .30
 MidCap Account                    .65     .60     .55     .50      .45
 MidCap Growth Account             .90     .85     .80     .75      .70
 Money Market Account              .50     .45     .40     .35      .30
 Real Estate Securities Account    .90     .85     .80     .75      .70
 SmallCap Account                  .85     .80     .75     .70      .65
 SmallCap Growth Account          1.00     .95     .90     .85      .80
 SmallCap Value Account           1.10    1.05    1.00     .95      .90



                                              NET ASSETS OF ACCOUNTS
                                                   (IN MILLIONS)
                                      -------------------------------------
                                      FIRST    NEXT    NEXT    NEXT     OVER
                                       $250    $250    $250    $250    $1,000
                                      -----    ----    ----    ----    ------
 Capital Value Account                 .60%    .55%    .50%    .45%      .40%
 Growth Account                        .60     .55     .50     .45       .40
 International Account                 .85     .80     .75     .70       .65
 International Emerging Markets       1.25    1.20    1.15    1.10      1.05
 Account
 LargeCap Blend Account                .75     .70     .65     .60       .55
 LargeCap Value Account                .75     .70     .65     .60       .55
 MidCap Value Account                 1.05    1.00     .95     .90       .85



                                                      OVERALL FEE
                                                     -------------
 LargeCap Growth Equity Account                          1.00%
 LargeCap Stock Index Account                             .35



The Manager has voluntarily agreed to limit the expenses for certain accounts. The limits are expressed as a percentage of average daily net assets attributable to each account on an annualized basis during the period. The limits may be changed at anytime. The operating expense limit as of June 30, 2004, for LargeCap Stock Index Account was .40%.

Effective May 1, 2004 the expense limit was eliminated on International Emerging Markets Account, LargeCap Blend Account, LargeCap Value Account, and Limited Term Bond Account.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



AFFILIATED OWNERSHIP. . At June 30, 2004, Principal Life Insurance Company (an affiliate of Princor Financial Services Corporation) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned all of the shares of the Accounts.

For the period ended June 30, 2004, information, on a federal tax basis, regarding affiliated securities held by the accounts was as follows:

                                                      DECEMBER 31, 2003      PURCHASES          SALES         JUNE 30, 2004
                                                      -----------------      ---------          -----         -------------
                                                      SHARES     COST     SHARES   COST    SHARES  PROCEEDS  SHARES     COST
                                                      -------  ---------  ------  -------  ------  --------  ------  ----------
 LargeCap Stock Index Account
    Principal Financial Group                           3,504   $100,363    618    $21,674    --       $--    4,122    $122,037
      (parent company of Principal Financial
       Services, Inc.)


AFFILIATED BROKERAGE COMMISSIONS. . With respect to Equity Income Account, $2,429 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. No other Accounts paid brokerage commissions to any member of the Principal Financial Group. Brokerage commissions were paid to affiliates of sub-advisors as follows:

                                                        PERIOD ENDED
                                                        JUNE 30, 2004
                                                       ---------------
 MidCap Value Account                                      $14,828
 SmallCap Growth Account                                        66



5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2004, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows:

                                                    PURCHASES        SALES
                                                   ------------  --------------
 Asset Allocation Account                          $ 50,741,261   $ 52,287,025
 Balanced Account                                    74,844,477     72,106,380
 Bond Account                                       195,676,386    192,145,286
 Capital Value Account                              218,246,967    219,331,063
 Equity Growth Account                              204,965,735    206,837,820
 Equity Income Account                               31,553,370     26,014,381
 Government Securities Account                       53,383,702     73,088,140
 Growth Account                                      33,845,125     40,718,808
 International Account                              177,200,019    163,184,860
 International Emerging Markets Account              26,613,458     18,271,030
 International SmallCap Account                      45,218,667     38,764,992
 LargeCap Blend Account                              56,158,103     38,313,519
 LargeCap Growth Equity Account                      26,288,965     23,252,318
 LargeCap Stock Index Account                        40,075,627     17,573,990
 LargeCap Value Account                              19,999,978      5,188,139
 Limited Term Bond Account                           23,756,029      3,828,313
 MidCap Account                                      55,767,771     50,160,579
 MidCap Growth Account                               14,170,971     14,005,635
 MidCap Value Account                                25,858,374     19,707,136
 Real Estate Securities Account                      47,164,187     39,926,126
 SmallCap Account                                    77,426,176     73,365,380
 SmallCap Growth Account                             14,288,048     11,096,583
 SmallCap Value Account                              21,667,997     20,751,418

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

For the period ended June 30, 2004, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows:

                                                      PURCHASES       SALES
                                                     -----------  -------------
 Asset Allocation Account                            $ 5,866,424   $ 3,284,205
 Balanced Account                                      6,752,471     5,117,367
 Bond Account                                         42,992,729    26,919,334
 Government Securities Account                                --     5,987,369
 LargeCap Blend Account                                  199,459       100,000


The Accounts may trade portfolio securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Each Account has set aside investment securities and other assets in excess of the commitment to serve as collateral. As of June 30, 2004, the Accounts had TBA purchase commitments as follows:

                           FACE AMOUNT           COST             MARKET VALUE
                           -----------  -----------------------  --------------
 Asset Allocation Account  $ 5,150,000        $ 5,207,938         $ 5,256,188
 Balanced Account            3,700,000          3,620,844           3,658,595
 Bond Account               20,500,000         19,960,762          20,209,343


At June 30, 2004, net federal income tax unrealized appreciation (depreciation) of investments held by the Accounts was composed of the following:

                                                                                             NET UNREALIZED
                                          TAX COST OF              GROSS UNREALIZED           APPRECIATION
                                          INVESTMENTS   ----------------------------------   (DEPRECIATION)
                                                                                             OF INVESTMENTS
                                         IN SECURITIES   APPRECIATION   (DEPRECIATION)      ---------------
                                         -------------  --------------  --------------
 Asset Allocation Account                $ 75,412,294   $   7,951,446      $ (1,017,012)      $   6,934,434
 Balanced Account                         130,682,369      11,487,218        (3,651,578)          7,835,640
 Bond Account                             286,141,019       4,860,054        (4,525,664)            334,390
 Capital Value Account                    237,431,213      28,988,087        (4,495,796)         24,492,291
 Equity Growth Account                    257,029,216      31,662,951        (5,927,471)         25,735,480
 Equity Income Account                     35,144,370       1,184,689        (1,019,036)            165,653
 Government Securities Account            343,211,010       3,625,982        (4,480,789)           (854,807)
 Growth Account                           129,589,213      21,409,761        (8,297,787)         13,111,974
 International Account                    187,820,061      17,764,627        (2,723,290)         15,041,337
 International Emerging Markets Account    27,985,403       2,882,652        (1,021,540)          1,861,112
 International SmallCap Account            70,783,682      19,058,159          (655,764)         18,402,395
 LargeCap Blend Account                    68,266,322       5,867,276        (1,763,649)          4,103,627
 LargeCap Growth Equity Account            26,950,147       1,529,736          (809,568)            720,168
 LargeCap Stock Index Account             148,098,150      17,608,772       (20,665,571)         (3,056,799)
 LargeCap Value Account                    51,864,986       8,329,318          (920,748)          7,408,570
 Limited Term Bond Account                 41,446,288          10,527          (476,350)           (465,823)
 MidCap Account                           289,368,921      77,823,606        (5,767,902)         72,055,704
 MidCap Growth Account                     54,748,111       9,086,320        (3,283,701)          5,802,619
 MidCap Value Account                      51,770,594       9,426,979          (950,567)          8,476,412
 Real Estate Securities Account            86,718,396      18,042,844        (1,784,697)         16,258,147
 SmallCap Account                          65,193,812       9,122,583        (1,374,733)          7,747,850
 SmallCap Growth Account                   44,024,749      15,537,221        (2,225,079)         13,312,142
 SmallCap Value Account                    68,018,679      21,401,910        (1,709,998)         19,691,912

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

The Accounts' investments are with various issuers in various industries, although Real Estate Securities Account invests primarily in the real estate industry. The schedules of investments contained herein summarize concentrations of credit risk by country (for international accounts), issuer and industry.



FOREIGN CURRENCY CONTRACTS. . At June 30, 2004, Asset Allocation Account owned forward contracts to purchase foreign currencies at specified future dates at fixed exchange rates. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the account as an unrealized gain or loss.

When the contract is closed, the account records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the account's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the account could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following summarizes the terms of the outstanding foreign currency contracts at June 30, 2004:

                                                                                                        NET UNREALIZED
                             FOREIGN CURRENCY    DELIVERY   CONTRACTS TO                                 APPRECIATION
                            PURCHASE CONTRACTS     DATE        ACCEPT     IN EXCHANGE FOR    VALUE      (DEPRECIATION)
                            ------------------  ----------  ------------  ---------------  ----------  ----------------
 Asset Allocation Account   Australian Dollar   09/16/2004    1,131,900     $  771,050     $  781,468     $  10,418
                            British Pound       09/16/2004    2,122,860      3,835,647      3,822,683       (12,964)
                            Chinese Renminbi    07/06/2004   32,823,456      4,000,000      3,966,341       (33,659)
                            Chinese Renminbi    12/13/2004   29,158,239      3,697,000      3,545,305      (151,695)
                            Euro                09/16/2004    6,377,774      7,707,159      7,749,618        42,459
                            Japanese Yen        09/16/2004  793,797,358      7,221,789      7,301,480        79,691
                            Swiss Franc         09/16/2004    1,165,000        932,373        932,642           269


                                                                                                     NET UNREALIZED
                            FOREIGN CURRENCY    DELIVERY   CONTRACTS TO                               APPRECIATION
                             SALE CONTRACTS       DATE       DELIVER     IN EXCHANGE FOR   VALUE     (DEPRECIATION)
                            -----------------  ----------  ------------  ---------------  --------  ----------------
 Asset Allocation Account   Australian Dollar  09/16/2004   1,034,941       $709,100      $714,527      $(5,427)

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The federal income tax character of distributions paid for periods ended June 30, 2004, and December 31, 2003, respectively, were as follows:

                             ORDINARY INCOME        LONG-TERM CAPITAL GAIN    RETURN OF CAPITAL
                             -------------          -------------             ----------
                            2004         2003         2004         2003        2004       2003
                         -----------  -----------  -----------  -----------  --------  -----------
 Asset Allocation        $ 3,233,014  $ 1,630,706  $       --   $       --      $--      $    --
 Account
 Balanced Account          2,643,964    3,313,240          --           --       --           --
 Bond Account             12,457,848   10,586,958          --           --       --           --
 Capital Value Account            --    3,184,811          --           --       --           --
 Equity Growth Account            --    1,013,283          --           --       --           --
 Equity Income Account            --    1,194,735          --           --       --           --
 Government Securities    16,266,441   13,034,314          --           --       --           --
 Account
 Growth Account              442,917      287,557          --           --       --           --
 International Account     1,795,063    1,359,959          --           --       --           --
 International Emerging           --      138,194          --           --       --       22,843
 Markets Account
 International SmallCap      602,428      643,639          --           --       --           --
 Account
 LargeCap Blend Account      619,532      307,708     451,532           --       --           --
 LargeCap Growth Equity           --           --          --           --       --           --
 Account
 LargeCap Stock Index             --    1,230,341          --           --       --           --
 Account
 LargeCap Value Account        3,222      446,467          --           --       --           --
 Limited Term Bond                --      159,924          --           --       --           --
 Account
 MidCap Account                   --    2,964,926   9,332,551           --       --           --
 MidCap Growth Account            --           --          --           --       --           --
 MidCap Value Account        238,579      156,203     524,277      453,237       --           --
 Money Market Account        437,398    1,333,183          --           --       --           --
 Real Estate Securities      207,084    2,658,282     937,293    1,431,695       --           --
 Account
 SmallCap Account                 --       43,235          --           --       --          889
 SmallCap Growth                  --           --          --           --       --           --
 Account
 SmallCap Value Account      483,970    1,118,008     767,336    1,312,743       --           --


For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)



DISTRIBUTABLE EARNINGS . As of December 31, 2003, the components of distributable earnings on a federal income tax basis were as follows:

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Asset Allocation Account             $ 3,232,174            $       --
 Balanced Account                       2,643,431                    --
 Bond Account                          12,457,115                    --
 Capital Value Account                     12,102                    --
 Equity Growth Account                     10,913                    --
 Equity Income Account                     10,598                    --
 Government Securities Account         16,265,884                    --
 Growth Account                           443,344                    --
 International Account                  1,795,860                    --
 International SmallCap Account           602,653                    --
 LargeCap Blend Account                   619,757               451,599
 LargeCap Stock Index Account              14,319                    --
 LargeCap Value Account                     3,325                    --
 Limited Term Bond Account                  7,486                    --
 MidCap Account                            13,533             9,333,432
 MidCap Value Account                     238,609               524,406
 Real Estate Securities Account           207,243               937,310
 SmallCap Value Account                   484,878               767,752

As of December 31, 2003, International Emerging Markets Account, LargeCap Growth Equity Account, MidCap Growth Account, Money Market Account, SmallCap Account and SmallCap Growth Account had no distributable earnings on a federal income tax basis.


CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2003, the following Accounts had approximate net capital loss carryforwards as follows:

                               NET CAPITAL LOSS CARRYFORWARDS EXPIRING IN:
                               2008        2009         2010          2011
                            ----------  -----------  -----------  -------------
 Asset Allocation Account   $       --  $   335,000  $ 7,169,000   $   118,000
 Balanced Account                   --    1,690,000   21,393,000     2,392,000
 Bond Account                4,126,000      302,000    1,073,000            --
 Capital Value Account              --      540,000   25,090,000            --
 Equity Growth Account              --   45,845,000   45,623,000    11,288,000
 Equity Income Account              --    2,949,000    8,557,000     1,185,000
 Government Securities              --           --      400,000     3,059,000
 Account
 Growth Account                     --   24,708,000   57,036,000    13,568,000
 International Account              --   26,626,000   26,015,000     2,642,000
 International Emerging             --           --       69,000            --
 Markets Account
 International SmallCap             --   11,229,000    4,512,000     1,657,000
 Account
 LargeCap Growth Equity         28,000    2,489,000    1,635,000       262,000
 Account
 LargeCap Stock Index               --    1,114,000    3,977,000            --
 Account
 LargeCap Value Account             --           --       14,000        85,000
 Limited Term Bond Account          --           --           --         1,000
 MidCap Growth Account              --    1,240,000    7,158,000            --
 SmallCap Account                   --      412,000   11,553,000            --
 SmallCap Growth Account            --   28,904,000   21,722,000            --

                                       47

                         NOTES TO FINANCIAL STATEMENTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                           JUNE 30, 2004 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)



POST-OCTOBER LOSSES . Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company's taxable year subsequent to October 31. These losses must be deferred until the next taxable year. At December 31, 2003, the Accounts had approximate post-October losses as follows:


 Government Securities Account           $80,000
 Growth Account                          300,000
 International Emerging Markets Account  10,000
 Limited Term Bond Account               2,000

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                              Shares
                                                               Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (51.68%)
ADVERTISING AGENCIES (0.11%)
                                                                                  $
 Interpublic Group /1/                                           2,400                 32,952
 Omnicom Group                                                   1,075                 81,582
                                                                                      114,534
AEROSPACE & DEFENSE (0.34%)
 Boeing                                                          3,400                173,706
 Northrop Grumman                                                1,400                 75,180
 Raytheon                                                        2,000                 71,540
 Rockwell Collins                                                  600                 19,992
                                                                                      340,418
AEROSPACE & DEFENSE EQUIPMENT (0.36%)
 General Dynamics                                                  800                 79,440
 Lockheed Martin                                                 1,600                 83,328
 United Technologies                                             2,100                192,108
                                                                                      354,876
AGRICULTURAL OPERATIONS (0.01%)
 Monsanto                                                          200                  7,700
AIRLINES (0.06%)
 Southwest Airlines                                              3,400                 57,018
APPAREL MANUFACTURERS (0.03%)
 Jones Apparel Group                                               300                 11,844
 Liz Claiborne                                                     200                  7,196
 VF                                                                200                  9,740
                                                                                       28,780
APPLIANCES (0.01%)
 Whirlpool                                                         200                 13,720
APPLICATIONS SOFTWARE (1.82%)
 Citrix Systems /1/                                                500                 10,180
 Intuit /1/                                                      1,100                 42,438
 Mercury Interactive /1/                                           700                 34,881
 Microsoft                                                      59,500              1,699,320
 Siebel Systems /1/                                              3,200                 34,176
                                                                                    1,820,995
ATHLETIC FOOTWEAR (0.04%)
 Nike                                                              478                 36,209
AUTO-CARS & LIGHT TRUCKS (0.14%)
 Ford Motor                                                      4,373                 68,437
 General Motors                                                  1,478                 68,860
                                                                                      137,297
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.06%)
 Paccar                                                            950                 55,090
BEVERAGES-NON-ALCOHOLIC (1.32%)
 Coca-Cola                                                      13,625                687,790
 Coca-Cola Enterprises                                           2,500                 72,475
 Pepsi Bottling Group                                            1,500                 45,810
 Pepsico                                                         9,570                515,632
                                                                                    1,321,707
BEVERAGES-WINE & SPIRITS (0.03%)
 Brown-Forman                                                      700                 33,789
BREWERY (0.25%)
 Anheuser-Busch                                                  4,600                248,400


                                                              Shares
                                                               Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (0.13%)
                                                                                  $
 Clear Channel Communications                                    3,451                127,514
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.05%)
 Masco                                                           1,600                 49,888
 Vulcan Materials                                                  100                  4,755
                                                                                       54,643
BUILDING PRODUCTS-AIR & HEATING (0.05%)
 American Standard /1/                                           1,200                 48,372
BUILDING-MAINTENANCE & SERVICE (0.01%)
 Ecolab                                                            200                  6,340
BUILDING-RESIDENTIAL & COMMERCIAL (0.03%)
 Centex                                                            300                 13,725
 Pulte                                                             300                 15,609
                                                                                       29,334
CABLE TV (0.35%)
 Comcast /1/                                                    12,452                349,030
CASINO SERVICES (0.14%)
 International Game Technology                                   3,706                143,052
CELLULAR TELECOMMUNICATIONS (0.45%)
 AT&T Wireless Services /1/                                     18,400                263,488
 Nextel Communications /1/                                       7,100                189,286
                                                                                      452,774
CHEMICALS-DIVERSIFIED (0.08%)
 Dow Chemical                                                      700                 28,490
 E. I. Du Pont de Nemours                                          800                 35,536
 PPG Industries                                                    100                  6,249
 Rohm & Haas                                                       200                  8,316
                                                                                       78,591
CHEMICALS-SPECIALTY (0.01%)
 Engelhard                                                         100                  3,231
 Sigma-Aldrich                                                     100                  5,961
                                                                                        9,192
CIRCUIT BOARDS (0.02%)
 Jabil Circuit /1/                                                 800                 20,144
COMMERCIAL BANKS (0.02%)
 AmSouth Bancorp                                                   100                  2,547
 BB&T                                                              100                  3,697
 Regions Financial                                                 100                  3,655
 SouthTrust                                                        100                  3,881
 Synovus Financial                                                 100                  2,532
                                                                                       16,312
COMMERCIAL SERVICE-FINANCE (0.12%)
 H&R Block                                                         800                 38,144
 Moody's                                                           100                  6,466
 Paychex                                                         2,200                 74,536
                                                                                      119,146
COMPUTER SERVICES (0.24%)
 Affiliated Computer Services /1/                                  900                 47,646
 Computer Sciences /1/ /2/                                       1,200                 55,716
 Electronic Data Systems                                         2,800                 53,620
 Sungard Data Systems /1/                                        1,900                 49,400


                                                              Shares
                                                               Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                                  $
 Unisys /1/                                                      2,400                 33,312
                                                                                      239,694
COMPUTERS (0.76%)
 Apple Computer /1/                                              1,200                 39,048
 Hewlett-Packard                                                 9,500                200,450
 International Business Machines                                 5,400                476,010
 Sun Microsystems /1/                                           10,600                 46,004
                                                                                      761,512
COMPUTERS-INTEGRATED SYSTEMS (0.29%)
 Dell /1/                                                        8,000                286,560
COMPUTERS-MEMORY DEVICES (0.16%)
 EMC /1/                                                         7,600                 86,640
 Veritas Software /1/                                            2,500                 69,250
                                                                                      155,890
COMPUTERS-PERIPHERAL EQUIPMENT (0.04%)
 Lexmark International /1/                                         400                 38,612
CONSUMER PRODUCTS-MISCELLANEOUS (0.06%)
 Clorox                                                            800                 43,024
 Fortune Brands                                                    251                 18,933
                                                                                       61,957
CONTAINERS-PAPER & PLASTIC (0.01%)
 Sealed Air /1/                                                    100                  5,327
COSMETICS & TOILETRIES (1.18%)
 Avon Products                                                   1,600                 73,824
 Colgate-Palmolive                                               2,850                166,582
 Gillette                                                        3,100                131,440
 Kimberly-Clark                                                  1,700                111,996
 Procter & Gamble                                               12,800                696,832
                                                                                    1,180,674
CRUISE LINES (0.30%)
 Carnival                                                        6,283                295,301
DATA PROCESSING & MANAGEMENT (0.42%)
 Automatic Data Processing                                       3,400                142,392
 First Data                                                      5,047                224,692
 Fiserv /1/                                                      1,300                 50,557
                                                                                      417,641
DISPOSABLE MEDICAL PRODUCTS (0.05%)
 C.R. Bard                                                         800                 45,320
DISTRIBUTION-WHOLESALE (0.02%)
 W.W. Grainger                                                     300                 17,250
DIVERSIFIED MANUFACTURING OPERATIONS (2.26%)
 3M                                                              2,800                252,028
 Cooper Industries                                                 300                 17,823
 Danaher                                                         1,300                 67,405
 Eaton                                                             800                 51,792
 General Electric                                               39,700              1,286,280
 Honeywell International                                         3,800                139,194
 Illinois Tool Works                                             1,300                124,657
 ITT Industries                                                    300                 24,900
 Textron                                                           600                 35,610


                                                              Shares
                                                               Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                                  $
 Tyco International                                              7,800                258,492
                                                                                    2,258,181
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.11%)
 Cendant                                                         4,400                107,712
DRUG DELIVERY SYSTEMS (0.02%)
 Hospira /1/                                                       580                 16,008
E-COMMERCE-SERVICES (0.12%)
 eBay /1/                                                        1,328                122,110
ELECTRIC PRODUCTS-MISCELLANEOUS (0.13%)
 Emerson Electric                                                1,700                108,035
 Molex                                                             600                 19,248
                                                                                      127,283
ELECTRIC-INTEGRATED (0.17%)
 American Electric Power                                           500                 16,000
 Constellation Energy Group                                        300                 11,370
 Dominion Resources                                                300                 18,924
 Duke Energy                                                       600                 12,174
 Edison International                                              200                  5,114
 Entergy                                                           200                 11,202
 Exelon                                                            400                 13,316
 FirstEnergy                                                       300                 11,223
 FPL Group                                                         300                 19,185
 PG&E /1/                                                          200                  5,588
 PPL                                                               300                 13,770
 Progress Energy                                                   100                  4,405
 Public Service Enterprise Group                                   200                  8,006
 TXU                                                               200                  8,102
 XCEL Energy                                                       500                  8,355
                                                                                      166,734
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.04%)
 Sanmina /1/                                                     1,900                 17,290
 Solectron /1/                                                   3,400                 21,998
                                                                                       39,288
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.98%)
 Advanced Micro Devices /1/                                      1,600                 25,440
 Altera /1/                                                      1,600                 35,552
 Broadcom /1/                                                    1,200                 56,124
 Intel                                                          21,800                601,680
 Micron Technology /1/                                           2,100                 32,151
 National Semiconductor /1/                                      1,300                 28,587
 QLogic /1/                                                        300                  7,977
 Texas Instruments                                               5,900                142,662
 Xilinx                                                          1,500                 49,965
                                                                                      980,138
ELECTRONIC FORMS (0.07%)
 Adobe Systems                                                   1,400                 65,100
ELECTRONIC MEASUREMENT INSTRUMENTS (0.04%)
 Agilent Technologies /1/                                        1,500                 43,920
ENTERPRISE SOFTWARE & SERVICE (0.52%)
 BMC Software /1/                                                1,200                 22,200
 Computer Associates International                               3,300                 92,598
 Novell /1/                                                      2,400                 20,136


                                                              Shares
                                                               Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (CONTINUED)
                                                                                  $
 Oracle /1/                                                     28,900                344,777
 Peoplesoft /1/                                                  2,100                 38,850
                                                                                      518,561
ENTERTAINMENT SOFTWARE (0.09%)
 Electronic Arts /1/                                             1,700                 92,735
FIDUCIARY BANKS (0.43%)
 Bank of New York                                                4,000                117,920
 Mellon Financial                                               10,100                296,233
 Northern Trust                                                    100                  4,228
 State Street                                                      200                  9,808
                                                                                      428,189
FINANCE-CONSUMER LOANS (0.01%)
 SLM                                                               200                  8,090
FINANCE-CREDIT CARD (0.49%)
 American Express                                                4,100                210,658
 Capital One Financial                                             100                  6,838
 MBNA                                                           10,600                273,374
                                                                                      490,870
FINANCE-INVESTMENT BANKER & BROKER (2.04%)
 Charles Schwab                                                  6,500                 62,465
 Citigroup                                                      24,016              1,116,744
 Goldman Sachs Group                                             3,075                289,542
 Lehman Brothers Holdings                                        3,000                225,750
 Merrill Lynch                                                   6,300                340,074
 Piper Jaffray /1/                                                  73                  3,302
                                                                                    2,037,877
FINANCE-MORTGAGE LOAN/BANKER (0.26%)
 Federal Home Loan Mortgage                                      2,200                139,260
 Federal National Mortgage Association                           1,700                121,312
                                                                                      260,572
FINANCIAL GUARANTEE INSURANCE (0.01%)
 MBIA                                                              100                  5,712
 MGIC Investment /2/                                               100                  7,586
                                                                                       13,298
FOOD-CONFECTIONERY (0.15%)
 Hershey Foods                                                   1,400                 64,778
 Wm. Wrigley Jr.                                                 1,300                 81,965
                                                                                      146,743
FOOD-FLOUR & GRAIN (0.06%)
 Archer Daniels Midland                                          3,700                 62,086
FOOD-MISCELLANEOUS/DIVERSIFIED (0.53%)
 Campbell Soup                                                   2,300                 61,824
 ConAgra Foods                                                   3,100                 83,948
 General Mills                                                   2,100                 99,813
 H.J. Heinz                                                      2,100                 82,320
 Kellogg                                                         2,400                100,440
 Sara Lee                                                        4,400                101,156
                                                                                      529,501
FOOD-RETAIL (0.22%)
 Albertson's                                                     1,200                 31,848
 Kroger /1/                                                      8,600                156,520


                                                              Shares
                                                               Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (CONTINUED)
                                                                                  $
 Safeway /1/                                                     1,400                 35,476
                                                                                      223,844
FOOD-WHOLESALE & DISTRIBUTION (0.07%)
 Sysco                                                           2,000                 71,740
FORESTRY (0.04%)
 Plum Creek Timber                                               1,100                 35,838
GAS-DISTRIBUTION (0.02%)
 KeySpan                                                           300                 11,010
 Sempra Energy                                                     200                  6,886
                                                                                       17,896
GOLD MINING (1.40%)
 Agnico-Eagle Mines                                              2,100                 27,741
 Barrick Gold                                                   15,700                310,075
 Glamis Gold /1/                                                 3,600                 63,108
 Goldcorp                                                        5,100                 59,517
 Kinross Gold /1/                                                8,100                 45,036
 Meridian Gold /1/                                               2,700                 35,019
 Newmont Mining                                                 16,900                655,044
 Placer Dome                                                    12,100                201,344
                                                                                    1,396,884
HEALTH CARE COST CONTAINMENT (0.06%)
 McKesson                                                        1,800                 61,794
HOME DECORATION PRODUCTS (0.01%)
 Newell Rubbermaid                                                 517                 12,150
HOME FURNISHINGS (0.01%)
 Leggett & Platt                                                   400                 10,684
HOTELS & MOTELS (0.30%)
 Hilton Hotels                                                   4,200                 78,372
 Marriott International                                          2,532                126,296
 Starwood Hotels & Resorts Worldwide                             2,078                 93,198
                                                                                      297,866
HUMAN RESOURCES (0.03%)
 Robert Half International                                         900                 26,793
INDUSTRIAL AUTOMATION & ROBOTS (0.03%)
 Rockwell International                                            700                 26,257
INDUSTRIAL GASES (0.02%)
 Air Products & Chemicals                                          200                 10,490
 Praxair                                                           300                 11,973
                                                                                       22,463
INSTRUMENTS-CONTROLS (0.09%)
 Johnson Controls                                                  588                 31,387
 Parker Hannifin                                                   700                 41,622
 Thermo Electron /1/                                               700                 21,518
                                                                                       94,527
INSTRUMENTS-SCIENTIFIC (0.04%)
 Applied Biosystems Group                                          800                 17,400
 Millipore /1/                                                     100                  5,637
 Waters /1/                                                        400                 19,112
                                                                                       42,149
                                                              Shares
                                                               Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (0.10%)
                                                                                  $
 Aon                                                               100                  2,847
 Marsh & McLennan                                                2,100                 95,298
                                                                                       98,145
INTERNET SECURITY (0.08%)
 Symantec /1/                                                    1,800                 78,804
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.01%)
 Franklin Resources                                                200                 10,016
LEISURE & RECREATION PRODUCTS (0.01%)
 Brunswick                                                         200                  8,160
LIFE & HEALTH INSURANCE (0.78%)
 Aflac                                                           6,200                253,022
 Jefferson-Pilot                                                   100                  5,080
 Lincoln National                                               11,000                519,750
 UnumProvident                                                     100                  1,590
                                                                                      779,442
LINEN SUPPLY & RELATED ITEMS (0.03%)
 Cintas                                                            700                 33,369
MACHINERY-CONSTRUCTION & MINING (0.12%)
 Caterpillar                                                     1,500                119,160
MACHINERY-FARM (0.06%)
 Deere                                                             900                 63,126
MACHINERY-GENERAL INDUSTRY (0.12%)
 Dover                                                           1,300                 54,730
 Ingersoll-Rand                                                    900                 61,479
                                                                                      116,209
MEDICAL INFORMATION SYSTEM (0.04%)
 IMS Health                                                      1,900                 44,536
MEDICAL INSTRUMENTS (0.93%)
 Biomet                                                          1,600                 71,104
 Boston Scientific /1/                                           5,300                226,840
 Guidant                                                         2,100                117,348
 Medtronic                                                       8,000                389,760
 St. Jude Medical /1/                                            1,675                126,714
                                                                                      931,766
MEDICAL LABORATORY & TESTING SERVICE (0.05%)
 Quest Diagnostics                                                 600                 50,970
MEDICAL PRODUCTS (1.15%)
 Baxter International                                            3,800                131,138
 Becton Dickinson                                                1,600                 82,880
 Johnson & Johnson                                              11,900                662,830
 Stryker                                                         2,600                143,000
 Zimmer Holdings /1/                                             1,400                123,480
                                                                                    1,143,328
MEDICAL-BIOMEDICAL/GENE (0.45%)
 Amgen /1/                                                       5,300                289,221
 Biogen Idec /1/                                                 1,505                 95,191
 Chiron /1/                                                        500                 22,320
 Genzyme /1/                                                       900                 42,597
                                                                                      449,329


                                                              Shares
                                                               Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (2.68%)
                                                                                  $
 Abbott Laboratories                                             6,000                244,560
 Allergan                                                          700                 62,664
 Bristol-Myers Squibb                                            8,000                196,000
 Eli Lilly                                                       4,500                314,595
 Forest Laboratories /1/                                         1,600                 90,608
 Medimmune /1/                                                     600                 14,040
 Merck                                                           8,900                422,750
 Pfizer                                                         29,800              1,021,544
 Schering-Plough                                                 6,600                121,968
 Wyeth                                                           5,200                188,032
                                                                                    2,676,761
MEDICAL-HMO (0.52%)
 Aetna                                                           1,000                 85,000
 Anthem /1/                                                        800                 71,648
 Humana /1/                                                        900                 15,210
 UnitedHealth Group                                              4,000                249,000
 Wellpoint Health Networks /1/                                     900                100,809
                                                                                      521,667
MEDICAL-HOSPITALS (0.21%)
 HCA                                                             3,100                128,929
 Health Management Associates /2/                                2,100                 47,082
 Tenet Healthcare /1/                                            2,600                 34,866
                                                                                      210,877
MEDICAL-NURSING HOMES (0.01%)
 Manor Care                                                        300                  9,804
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.28%)
 AmerisourceBergen                                               1,400                 83,692
 Cardinal Health                                                 2,800                196,140
                                                                                      279,832
METAL-ALUMINUM (0.02%)
 Alcoa                                                             700                 23,121
METAL-COPPER (0.01%)
 Phelps Dodge /1/                                                  100                  7,751
METAL-DIVERSIFIED (0.01%)
 Freeport-McMoran Copper & Gold                                    200                  6,630
MISCELLANEOUS INVESTING (0.15%)
 Equity Office Properties Trust                                  2,400                 65,280
 Equity Residential Properties Trust                             1,600                 47,568
 Prologis Trust                                                  1,100                 36,212
                                                                                      149,060
MONEY CENTER BANKS (0.51%)
 Bank of America                                                 4,166                352,527
 JP Morgan Chase                                                 4,000                155,080
                                                                                      507,607
MOTORCYCLE & MOTOR SCOOTER (0.05%)
 Harley-Davidson                                                   744                 46,083
MULTI-LINE INSURANCE (2.87%)
 Allstate                                                        3,800                176,890
 American International Group                                   18,875              1,345,410
 Cigna                                                             800                 55,048
 Hartford Financial Services Group                              14,900              1,024,226


                                                              Shares
                                                               Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                                  $
 Loews                                                             100                  5,996
 MetLife                                                         3,800                136,230
 Prudential Financial                                            2,600                120,822
                                                                                    2,864,622
MULTIMEDIA (1.31%)
 Gannett                                                         1,660                140,851
 McGraw-Hill                                                     1,191                 91,195
 Time Warner /1/                                                25,024                439,922
 Viacom                                                          9,664                345,198
 Walt Disney                                                    11,438                291,554
                                                                                    1,308,720
NETWORKING PRODUCTS (0.59%)
 Cisco Systems /1/                                              21,500                509,550
 Lucent Technologies /1/                                        13,900                 52,542
 Network Appliance /1/                                           1,100                 23,683
                                                                                      585,775
NON-HAZARDOUS WASTE DISPOSAL (0.07%)
 Waste Management                                                2,400                 73,560
OFFICE AUTOMATION & EQUIPMENT (0.09%)
 Pitney Bowes                                                    1,200                 53,100
 Xerox /1/                                                       2,600                 37,700
                                                                                       90,800
OFFICE SUPPLIES & FORMS (0.03%)
 Avery Dennison                                                    500                 32,005
OIL & GAS DRILLING (0.03%)
 Nabors Industries /1/                                             200                  9,044
 Transocean Sedco Forex /1/                                        700                 20,258
                                                                                       29,302
OIL COMPANY-EXPLORATION & PRODUCTION (0.19%)
 Anadarko Petroleum                                                700                 41,020
 Apache                                                          1,200                 52,260
 Burlington Resources                                            1,600                 57,888
 Devon Energy                                                      400                 26,400
 EOG Resources                                                     100                  5,971
 Kerr-McGee                                                        100                  5,377
                                                                                      188,916
OIL COMPANY-INTEGRATED (1.31%)
 Amerada Hess                                                      100                  7,919
 ChevronTexaco                                                   2,800                263,508
 ConocoPhillips                                                  1,800                137,322
 Exxon Mobil                                                    17,200                763,852
 Marathon Oil                                                    1,100                 41,624
 Occidental Petroleum                                            1,300                 62,933
 Unocal                                                            800                 30,400
                                                                                    1,307,558
OIL-FIELD SERVICES (0.21%)
 Baker Hughes                                                    1,700                 64,005
 BJ Services /1/                                                   600                 27,504
 Halliburton                                                     1,000                 30,260
 Schlumberger                                                    1,400                 88,914
                                                                                      210,683


                                                              Shares
                                                               Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OPTICAL SUPPLIES (0.01%)
                                                                                  $
 Bausch & Lomb                                                     200                 13,014
PAPER & RELATED PRODUCTS (0.04%)
 Georgia-Pacific                                                   200                  7,396
 International Paper                                               400                 17,880
 MeadWestvaco                                                      200                  5,878
 Weyerhaeuser                                                      200                 12,624
                                                                                       43,778
PHARMACY SERVICES (0.10%)
 Express Scripts /1/                                               500                 39,615
 Medco Health Solutions /1/                                      1,550                 58,125
                                                                                       97,740
PHOTO EQUIPMENT & SUPPLIES (0.01%)
 Eastman Kodak                                                     523                 14,111
PIPELINES (0.01%)
 Kinder Morgan                                                     200                 11,858
POWER CONVERTER & SUPPLY EQUIPMENT (0.02%)
 American Power Conversion                                         900                 17,685
PRINTING-COMMERCIAL (0.04%)
 R.R. Donnelley & Sons                                           1,200                 39,624
PROPERTY & CASUALTY INSURANCE (0.22%)
 ACE                                                               400                 16,912
 Chubb                                                             100                  6,818
 Progressive                                                       800                 68,240
 St. Paul                                                        2,945                119,390
 XL Capital                                                        100                  7,546
                                                                                      218,906
PUBLICLY TRADED INVESTMENT FUND (7.77%)
 iShares MSCI Emerging Markets
  Index Fund /2/                                                 6,550              1,058,677
 iShares MSCI Japan Index Fund                                 346,500              3,679,830
 iShares S&P Europe 350 Index Fund                              44,600              2,966,792
 Standard & Poor's MidCap 400 Depository Receipts                  437                 48,616
                                                                                    7,753,915
PUBLISHING-NEWSPAPERS (0.13%)
 New York Times                                                  1,102                 49,271
 Tribune                                                         1,832                 83,429
                                                                                      132,700
REGIONAL BANKS (0.71%)
 Bank One                                                          400                 20,400
 Comerica                                                        1,200                 65,856
 Fifth Third Bancorp                                               700                 37,646
 KeyCorp                                                           100                  2,989
 National City                                                     200                  7,002
 PNC Financial Services Group                                    1,600                 84,928
 SunTrust Banks                                                    100                  6,499
 U.S. Bancorp                                                    7,700                212,212
 Wachovia                                                          400                 17,800
 Wells Fargo                                                     4,400                251,812
                                                                                      707,144


                                                              Shares
                                                               Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (0.07%)
                                                                                  $
 Gap                                                             1,844                 44,717
 Limited                                                         1,228                 22,964
                                                                                       67,681
RETAIL-AUTO PARTS (0.02%)
 Autozone /1/                                                      205                 16,421
RETAIL-BEDDING (0.03%)
 Bed Bath & Beyond /1/                                             798                 30,683
RETAIL-BUILDING PRODUCTS (0.24%)
 Home Depot                                                      4,493                158,154
 Lowe's                                                          1,599                 84,027
                                                                                      242,181
RETAIL-CONSUMER ELECTRONICS (0.03%)
 Best Buy                                                          669                 33,945
RETAIL-DISCOUNT (1.18%)
 Costco Wholesale                                                2,175                 89,327
 Dollar General                                                    880                 17,213
 Family Dollar Stores                                              459                 13,963
 Target                                                          1,949                 82,774
 TJX                                                             1,096                 26,457
 Wal-Mart Stores                                                18,000                949,680
                                                                                    1,179,414
RETAIL-DRUG STORE (0.21%)
 CVS                                                             1,200                 50,424
 Walgreen                                                        4,275                154,798
                                                                                      205,222
RETAIL-JEWELRY (0.02%)
 Tiffany                                                           446                 16,435
RETAIL-MAJOR DEPARTMENT STORE (0.07%)
 J.C. Penney                                                       741                 27,980
 May Department Stores                                             571                 15,697
 Sears Roebuck /2/                                                 614                 23,185
                                                                                       66,862
RETAIL-OFFICE SUPPLIES (0.04%)
 Staples                                                         1,330                 38,982
RETAIL-REGIONAL DEPARTMENT STORE (0.05%)
 Federated Department Stores                                       512                 25,139
 Kohl's /1/                                                        697                 29,469
                                                                                       54,608
RETAIL-RESTAURANTS (0.63%)
 McDonald's                                                     12,169                316,394
 Starbucks /1/                                                   4,287                186,399
 Yum! Brands /1/                                                 3,498                130,195
                                                                                      632,988
SAVINGS & LOANS-THRIFTS (0.03%)
 Charter One Financial                                             110                  4,861
 Golden West Financial                                             100                 10,635
 Washington Mutual                                                 300                 11,592
                                                                                       27,088
SCHOOLS (0.05%)
 Apollo Group /1/                                                  600                 52,974


                                                              Shares
                                                               Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.17%)
                                                                                  $
 Analog Devices                                                  1,400                 65,912
 Linear Technology                                               1,000                 39,470
 Maxim Integrated Products                                       1,200                 62,904
                                                                                      168,286
SEMICONDUCTOR EQUIPMENT (0.18%)
 Applied Materials /1/                                           5,700                111,834
 Kla-Tencor /1/                                                    700                 34,566
 Novellus Systems /1/                                              700                 22,008
 Teradyne /1/                                                      600                 13,620
                                                                                      182,028
STEEL PRODUCERS (0.01%)
 Nucor                                                             100                  7,676
TELECOMMUNICATION EQUIPMENT (0.22%)
 Comverse Technology /1/                                           600                 11,964
 Qualcomm                                                        2,500                182,450
 Scientific-Atlanta                                                500                 17,250
 Tellabs /1/                                                     1,400                 12,236
                                                                                      223,900
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.08%)
 Corning /1/                                                     4,300                 56,158
 JDS Uniphase /1/                                                5,700                 21,603
                                                                                       77,761
TELECOMMUNICATION SERVICES (0.02%)
 Avaya /1/                                                       1,400                 22,106
TELEPHONE-INTEGRATED (2.00%)
 ALLTEL                                                          2,300                116,426
 AT&T                                                            5,315                 77,758
 BellSouth                                                      12,500                327,750
 CenturyTel                                                      1,200                 36,048
 Qwest Communications International /1/                         11,500                 41,285
 SBC Communications                                             22,300                540,775
 Sprint                                                          9,950                175,120
 Telefonica                                                          1                     45
 Verizon Communications                                         18,700                676,753
                                                                                    1,991,960
TELEVISION (0.06%)
 Univision Communications /1/                                    1,816                 57,985
TOBACCO (0.63%)
 Altria Group                                                   11,200                560,560
 RJ Reynolds Tobacco Holdings                                      500                 33,795
 UST                                                             1,000                 36,000
                                                                                      630,355
TOOLS-HAND HELD (0.02%)
 Black & Decker                                                    200                 12,426
 Stanley Works                                                     200                  9,116
                                                                                       21,542
TOYS (0.02%)
 Mattel                                                            829                 15,129
TRANSPORT-RAIL (0.19%)
 Burlington Northern Santa Fe                                    1,200                 42,084
 CSX                                                             1,300                 42,601
 Norfolk Southern                                                1,300                 34,476


                                                              Shares
                                                               Held                  Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
                                                                                  $
 Union Pacific                                                   1,100                 65,395
                                                                                      184,556
TRANSPORT-SERVICES (0.43%)
 FedEx                                                           1,100                 89,859
 United Parcel Service                                           4,500                338,265
                                                                                      428,124
WEB PORTALS (0.27%)
 Yahoo /1/                                                       7,400                268,842
WIRELESS EQUIPMENT (0.13%)
 Motorola                                                        7,300                133,225
                                                  TOTAL COMMON STOCKS              51,573,524

                                                              Shares
                                                               Held                  Value
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
REAL ESTATE OPERATOR & DEVELOPER (0.00%)
 Atlantic Gulf Communities /5/                                   4,809                      -
                                               TOTAL PREFERRED STOCKS                       -

                                                            Principal
                                                              Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (10.66%)
ADVERTISING SERVICES (0.04%)
 WPP Finance /2/ /3/
                                                            $                     $
  5.88%; 06/15/14                                               40,000                 40,164
AEROSPACE & DEFENSE (0.10%)
 BAE Systems Asset Trust /3/
  6.66%; 09/15/13                                               64,698                 69,775
 Raytheon
  6.75%; 08/15/07                                               25,000                 27,075
                                                                                       96,850
AEROSPACE & DEFENSE EQUIPMENT (0.02%)
 Lockheed Martin
  7.75%; 05/01/26                                               10,000                 11,587
  8.50%; 12/01/29                                               10,000                 12,544
                                                                                       24,131
AIRLINES (0.12%)
 Continental Airlines
  6.65%; 09/15/17                                               93,691                 87,446
 Southwest Airlines
  5.50%; 11/01/06                                               35,000                 36,274
                                                                                      123,720
ASSET BACKED SECURITIES (0.24%)
 Chase Funding Mortgage Loan Asset Backed
  Certificates /4/
  1.41%; 11/25/18                                              136,436                136,421


                                                            Principal
                                                              Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ASSET BACKED SECURITIES (CONTINUED)
 William Street Funding /3/ /4/
                                                            $                     $
  1.47%; 04/23/06                                              100,000                100,098
                                                                                      236,519
AUTO-CARS & LIGHT TRUCKS (0.18%)
 DaimlerChrysler Holding
  7.20%; 09/01/09                                               45,000                 48,985
  7.30%; 01/15/12                                               40,000                 43,658
 Ford Motor
  7.45%; 07/16/31                                               90,000                 85,790
                                                                                      178,433
AUTOMOBILE SEQUENTIAL (0.34%)
 Ford Credit Auto Owner Trust
  1.62%; 08/15/05                                               38,839                 38,848
 Harley-Davidson Motorcycle Trust
  1.56%; 05/15/07                                               48,079                 48,066
 Honda Auto Receivables Owner Trust
  1.46%; 09/19/05                                               37,674                 37,675
  2.52%; 02/15/07                                              125,000                125,104
 Nissan Auto Receivables Owner Trust
  4.80%; 02/15/07                                               73,881                 74,647
 Whole Auto Loan Trust
  1.88%; 06/15/05                                               10,675                 10,678
                                                                                      335,018
BREWERY (0.03%)
 Miller Brewing /3/
  4.25%; 08/15/08                                               30,000                 29,854
BROADCASTING SERVICES & PROGRAMMING (0.03%)
 Clear Channel Communications
  7.65%; 09/15/10                                               25,000                 28,165
BUILDING-RESIDENTIAL & COMMERCIAL (0.03%)
 DR Horton
  6.88%; 05/01/13                                               30,000                 30,600
CABLE TV (0.12%)
 Comcast
  6.50%; 01/15/15                                               50,000                 51,823
 Comcast Cable Communications
  8.38%; 05/01/07                                               25,000                 27,940
 EchoStar DBS
  6.38%; 10/01/11                                               40,000                 39,400
                                                                                      119,163
CASINO HOTELS (0.14%)
 Harrah's Operating
  5.50%; 07/01/10 /3/                                           25,000                 25,125
  8.00%; 02/01/11                                               35,000                 39,509
 MGM Mirage
  8.50%; 09/15/10                                               45,000                 48,600
 Station Casinos
  6.00%; 04/01/12                                               25,000                 24,188
                                                                                      137,422
CELLULAR TELECOMMUNICATIONS (0.02%)
 AT&T Wireless Services
  8.75%; 03/01/31                                               20,000                 24,383


                                                            Principal
                                                              Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.03%)
 FMC
                                                            $                     $
  10.25%; 11/01/09                                               5,000                  5,750
 ICI Wilmington
  4.38%; 12/01/08                                               20,000                 19,619
                                                                                       25,369
COMPUTER SERVICES (0.04%)
 Electronic Data Systems
  6.00%; 08/01/13                                               25,000                 23,877
  7.13%; 10/15/09                                               15,000                 15,697
                                                                                       39,574
CONTAINERS-PAPER & PLASTIC (0.06%)
 Packaging Corp. of America
  5.75%; 08/01/13                                               30,000                 29,748
 Sealed Air /3/
  5.63%; 07/15/13                                               30,000                 29,635
                                                                                       59,383
CREDIT CARD ASSET BACKED SECURITIES (2.80%)
 American Express Credit Account             Master
  Trust /4/
  1.35%; 11/16/09                                              275,000                275,453
  1.38%; 09/15/08                                              200,000                200,386
 BA Master Credit Card Trust /4/
  1.22%; 06/15/08                                              275,000                275,456
 Bank One Issuance Trust /4/
  1.29%; 02/17/09                                              275,000                275,100
 Chase Credit Card Master Trust
  1.29%; 07/16/07 /4/                                          250,000                250,097
  5.50%; 11/17/08                                              350,000                365,986
 Citibank Credit Card Issuance Trust
  4.10%; 12/07/06                                              250,000                252,449
  6.90%; 10/15/07                                              200,000                210,753
 MBNA Credit Card Master Note Trust /4/
  1.35%; 08/17/09                                              275,000                275,513
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                              200,000                209,768
 Nordstrom Private Label Credit Card Master Note
  Trust /3/
  4.82%; 04/15/10                                              200,000                206,431
                                                                                    2,797,392
DIVERSIFIED FINANCIAL SERVICES (0.11%)
 AXA Financial
  6.50%; 04/01/08                                               10,000                 10,876
 General Electric Capital
  4.25%; 12/01/10                                               25,000                 24,305
  6.75%; 03/15/32                                               50,000                 53,751
 NiSource Finance
  7.63%; 11/15/05                                               20,000                 21,216
                                                                                      110,148
DIVERSIFIED MANUFACTURING OPERATIONS (0.16%)
 Honeywell International
  5.13%; 11/01/06                                              155,000                161,193
DIVERSIFIED OPERATIONS (0.03%)
 Hutchison Whampoa International /3/
  6.50%; 02/13/13                                               25,000                 25,019


                                                            Principal
                                                              Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-DISTRIBUTION (0.01%)
 Detroit Edison
                                                            $                     $
  6.35%; 10/15/32                                               10,000                 10,059
ELECTRIC-INTEGRATED (1.07%)
 Appalachian Power
  5.95%; 05/15/33                                                5,000                  4,610
 Arizona Public Service
  5.80%; 06/30/14                                               25,000                 25,024
 Cincinnati Gas & Electric
  5.38%; 06/15/33                                               15,000                 12,925
  5.40%; 06/15/33                                               10,000                  8,650
  5.70%; 09/15/12                                               20,000                 20,448
 Columbus Southern Power
  6.60%; 03/01/33                                               25,000                 25,471
 Constellation Energy Group
  7.60%; 04/01/32                                               10,000                 11,039
 Consumers Energy
  4.00%; 05/15/10                                               15,000                 14,201
  4.80%; 02/17/09                                               25,000                 25,020
  5.38%; 04/15/13                                               10,000                  9,793
 Entergy Gulf States
  3.60%; 06/01/08                                               20,000                 19,297
 Exelon
  6.75%; 05/01/11                                               30,000                 32,626
 FirstEnergy
  6.45%; 11/15/11                                               35,000                 36,287
 Monongahela Power
  5.00%; 10/01/06                                               20,000                 20,420
 Nevada Power /3/
  9.00%; 08/15/13                                               25,000                 27,188
 Ohio Edison
  5.45%; 05/01/15                                               35,000                 33,302
 Ohio Power
  6.60%; 02/15/33                                               15,000                 15,322
 Pacific Gas & Electric
  6.05%; 03/01/34                                               40,000                 37,622
 PECO Energy Transition Trust
  6.05%; 03/01/09                                              500,000                527,426
 PSEG Energy Holdings
  7.75%; 04/16/07                                               25,000                 26,188
  8.63%; 02/15/08                                               25,000                 26,875
 Southern California Edison
  5.00%; 01/15/14                                               10,000                  9,729
 Texas-New Mexico Power
  6.25%; 01/15/09                                               25,000                 25,087
 TXU
  6.38%; 06/15/06                                               20,000                 21,063
 TXU Energy
  7.00%; 03/15/13                                               20,000                 21,779
 Westar Energy
  6.00%; 07/01/14                                               25,000                 25,399
 Wisconsin Electric Power
  5.63%; 05/15/33                                               10,000                  9,340
                                                                                    1,072,131


                                                            Principal
                                                              Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRONIC PARTS DISTRIBUTION (0.01%)
 Avnet
                                                            $                     $
  9.75%; 02/15/08                                               10,000                 11,350
FINANCE-AUTO LOANS (0.47%)
 Ford Motor Credit
  7.25%; 10/25/11                                               45,000                 46,993
 General Motors Acceptance
  4.50%; 07/15/06                                               20,000                 20,213
  6.88%; 09/15/11                                               55,000                 56,392
  8.00%; 11/01/31                                              145,000                148,565
 Toyota Motor Credit
  5.65%; 01/15/07                                              185,000                194,596
                                                                                      466,759
FINANCE-CONSUMER LOANS (0.50%)
 American General Finance
  5.88%; 07/14/06                                              105,000                110,250
 Household Finance
  4.13%; 12/15/08                                               15,000                 14,786
  6.75%; 05/15/11                                               95,000                103,816
 SLM Student Loan Trust /4/ /5/
  1.19%; 04/25/13                                              275,000                274,792
                                                                                      503,644
FINANCE-CREDIT CARD (0.07%)
 MBNA
  6.13%; 03/01/13                                               65,000                 67,129
FINANCE-INVESTMENT BANKER & BROKER (0.21%)
 Citigroup
  5.63%; 08/27/12                                               40,000                 41,116
  6.00%; 02/21/12                                               60,000                 63,616
 Goldman Sachs Group
  5.25%; 10/15/13                                               25,000                 24,275
  6.88%; 01/15/11                                               70,000                 76,844
                                                                                      205,851
FINANCE-MORTGAGE LOAN/BANKER (0.29%)
 Countrywide Home Loan
  3.25%; 05/21/08                                               55,000                 52,907
 Federal Home Loan Mortgage
  5.13%; 11/07/13                                              240,000                234,954
                                                                                      287,861
FINANCE-OTHER SERVICES (0.03%)
 Newcourt Credit Group
  6.88%; 02/16/05                                               30,000                 30,840
FOOD-MEAT PRODUCTS (0.05%)
 Smithfield Foods
  7.75%; 05/15/13                                                5,000                  5,250
  8.00%; 10/15/09                                               37,000                 39,868
                                                                                       45,118
FOOD-MISCELLANEOUS/DIVERSIFIED (0.08%)
 Kraft Foods
  5.63%; 11/01/11                                               50,000                 50,864
  6.25%; 06/01/12                                               30,000                 31,590
                                                                                       82,454


                                                            Principal
                                                              Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (0.04%)
 Albertson's
                                                            $                     $
  7.50%; 02/15/11                                               25,000                 28,172
 Kroger
  7.50%; 04/01/31                                               10,000                 11,068
                                                                                       39,240
GAS-DISTRIBUTION (0.04%)
 Ras Laffan Liquefied Natural Gas /3/
  8.29%; 03/15/14                                               40,000                 44,800
HOTELS & MOTELS (0.14%)
 Hilton Hotels
  7.63%; 12/01/12                                               50,000                 53,750
 Hyatt Equities /3/
  6.88%; 06/15/07                                               35,000                 37,211
 Starwood Hotels & Resorts Worldwide /4/
  7.88%; 05/01/12                                               50,000                 53,500
                                                                                      144,461
LIFE & HEALTH INSURANCE (0.21%)
 AIG SunAmerica Global Financing VI /3/
  6.30%; 05/10/11                                               85,000                 91,300
 John Hancock Global Funding II /3/
  7.90%; 07/02/10                                              100,000                115,848
                                                                                      207,148
MACHINERY TOOLS & RELATED PRODUCTS (0.04%)
 Kennametal
  7.20%; 06/15/12                                               35,000                 37,017
MEDICAL-DRUGS (0.02%)
 Schering-Plough
  5.30%; 12/01/13                                               20,000                 19,641
MEDICAL-HMO (0.16%)
 Aetna
  7.88%; 03/01/11                                               65,000                 74,970
 Anthem
  6.80%; 08/01/12                                               20,000                 21,950
 Health Net
  8.38%; 04/15/11                                               55,000                 64,304
                                                                                      161,224
MEDICAL-HOSPITALS (0.10%)
 HCA
  7.50%; 12/15/23                                              105,000                102,480
METAL-DIVERSIFIED (0.07%)
 Inco
  7.20%; 09/15/32                                               20,000                 21,073
  7.75%; 05/15/12                                               40,000                 45,496
                                                                                       66,569
MISCELLANEOUS INVESTING (0.06%)
 iStar Financial
  7.00%; 03/15/08                                               15,000                 15,917
 Reckson Operating Partnership
  5.15%; 01/15/11                                               25,000                 24,217
 Rouse
  3.63%; 03/15/09                                               15,000                 14,250


                                                            Principal
                                                              Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 Rouse (continued)
                                                            $                     $
  5.38%; 11/26/13                                               10,000                  9,660
                                                                                       64,044
MONEY CENTER BANKS (0.10%)
 JP Morgan Chase
  6.00%; 02/15/09                                               90,000                 95,378
MULTI-LINE INSURANCE (0.02%)
 Hartford Financial Services Group
  2.38%; 06/01/06                                               25,000                 24,595
MULTIMEDIA (0.14%)
 AOL Time Warner
  6.75%; 04/15/11                                               50,000                 53,850
  7.70%; 05/01/32                                               20,000                 21,848
 News America Holdings
  8.88%; 04/26/23                                               50,000                 62,464
                                                                                      138,162
NON-HAZARDOUS WASTE DISPOSAL (0.10%)
 Allied Waste
  6.50%; 11/15/10 /3/                                           10,000                  9,900
  8.50%; 12/01/08                                               20,000                 21,875
 Waste Management
  5.00%; 03/15/14                                               25,000                 23,762
  7.00%; 07/15/28                                               30,000                 31,140
  7.38%; 08/01/10                                               10,000                 11,235
                                                                                       97,912
OIL & GAS DRILLING (0.04%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                               10,000                  9,580
  6.25%; 11/01/11                                               30,000                 31,919
                                                                                       41,499
OIL COMPANY-EXPLORATION & PRODUCTION (0.17%)
 Kerr-McGee
  5.88%; 09/15/06                                               10,000                 10,455
  6.88%; 09/15/11                                               15,000                 16,136
  7.88%; 09/15/31                                               25,000                 27,574
 Nexen
  5.05%; 11/20/13                                               30,000                 28,772
 Pemex Project Funding Master Trust
  7.38%; 12/15/14                                               35,000                 35,700
  8.00%; 11/15/11                                               10,000                 10,775
  8.63%; 02/01/22 /4/                                           40,000                 41,600
                                                                                      171,012
OIL COMPANY-INTEGRATED (0.16%)
 Amerada Hess
  7.88%; 10/01/29                                               55,000                 59,417
 Conoco
  6.95%; 04/15/29                                               45,000                 49,543
 Marathon Oil
  6.80%; 03/15/32                                               25,000                 25,921
 Petro-Canada
  5.35%; 07/15/33                                               25,000                 21,284
                                                                                      156,165
                                                            Principal
                                                              Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (0.13%)
 International Paper
                                                            $                     $
  4.25%; 01/15/09                                               25,000                 24,576
 Sappi Papier Holding /3/
  6.75%; 06/15/12                                               25,000                 26,678
 Weyerhaeuser
  6.00%; 08/01/06                                               20,000                 21,042
  6.75%; 03/15/12                                               55,000                 59,563
                                                                                      131,859
PIPELINES (0.11%)
 CenterPoint Energy Resources
  7.75%; 02/15/11                                               25,000                 27,777
 GulfTerra Energy Partners
  6.25%; 06/01/10                                               55,000                 55,550
 Panhandle Eastern Pipe Line
  2.75%; 03/15/07                                               10,000                  9,596
 Texas Eastern Transmission
  7.00%; 07/15/32                                               20,000                 20,910
                                                                                      113,833
REAL ESTATE OPERATOR & DEVELOPER (0.03%)
 EOP Operating
  4.75%; 03/15/14                                               10,000                  9,213
  7.50%; 04/19/29                                               20,000                 21,289
                                                                                       30,502
RETAIL-AUTOMOBILE (0.01%)
 AutoNation
  9.00%; 08/01/08                                               10,000                 11,300
RETAIL-MAJOR DEPARTMENT STORE (0.05%)
 May Department Stores
  5.95%; 11/01/08                                               45,000                 47,190
 Saks
  8.25%; 11/15/08                                                  356                    385
                                                                                       47,575
RETAIL-REGIONAL DEPARTMENT STORE (0.04%)
 Federated Department Stores
  8.50%; 06/01/10                                               35,000                 41,393
RETAIL-RESTAURANTS (0.02%)
 Tricon Global Restaurants
  8.88%; 04/15/11                                               20,000                 24,135
RETAIL-TOY STORE (0.04%)
 Toys R Us
  7.38%; 10/15/18                                               25,000                 23,094
  7.88%; 04/15/13                                               20,000                 20,075
                                                                                       43,169
SAVINGS & LOANS-THRIFTS (0.05%)
 Washington Mutual
  5.50%; 01/15/13                                               30,000                 29,979
  8.25%; 04/01/10                                               15,000                 17,466
                                                                                       47,445
SOVEREIGN (0.16%)
 Mexico Government
  8.00%; 09/24/22                                               70,000                 72,695
  8.30%; 08/15/31                                               50,000                 52,375


                                                            Principal
                                                              Amount                 Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (CONTINUED)
 Mexico Government (continued)
                                                            $                     $
  8.38%; 01/14/11                                               30,000                 33,900
                                                                                      158,970
SPECIAL PURPOSE ENTITY (0.57%)
 Connecticut RRB Special Purpose Trust
  1.90%; 12/30/10 /4/                                          200,000                200,109
  5.36%; 03/30/07                                              103,344                105,129
 Farmers Exchange Capital /3/
  7.05%; 07/15/28                                              110,000                105,573
 Prudential Holdings /3/
  7.25%; 12/18/23                                              135,000                153,021
                                                                                      563,832
TELEPHONE-INTEGRATED (0.29%)
 AT&T /4/
  8.05%; 11/15/11                                               50,000                 51,336
  8.75%; 11/15/31                                                5,000                  4,881
 Deutsche Telekom /4/
  8.75%; 06/15/30                                               40,000                 48,686
 France Telecom /4/
  9.50%; 03/01/31                                               20,000                 25,100
 Sprint Capital
  6.00%; 01/15/07                                               30,000                 31,417
  8.75%; 03/15/32                                                5,000                  5,826
 Telecom Italia Capital /3/
  4.00%; 11/15/08                                               25,000                 24,559
 Verizon
  6.50%; 09/15/11                                               95,000                101,226
                                                                                      293,031
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  7.20%; 04/15/12                                               25,000                 27,739
TOBACCO (0.06%)
 Altria Group
  7.00%; 11/04/13                                               25,000                 25,458
  7.75%; 01/15/27                                               30,000                 30,674
                                                                                       56,132
TRANSPORT-SERVICES (0.03%)
 FedEx
  7.25%; 02/15/11                                               30,000                 33,659
                                                          TOTAL BONDS              10,641,617


                                                            Principal
     Type            Rate             Maturity                Amount                 Value
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (1.99%)
                                                            $                     $
FHLMC /6/        6.00%         07/15/34                        550,000                561,516
FHLMC            6.50%         01/01/33 - 06/01/33           1,035,540              1,080,098
FHLMC            7.50%         10/01/30                        101,849                109,734
FHLMC            10.00%        09/01/17                         41,293                 45,292
FHLMC            11.50%        10/01/15                         51,302                 56,929
FHLMC            12.00%        07/01/10 - 06/01/15             112,148                126,504
                                             TOTAL FHLMC CERTIFICATES               1,980,073

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (7.79%)
FNMA /6/         4.50%         07/01/19                        400,000                390,750
FNMA /6/         5.50%         07/01/19 - 07/01/34           2,200,000              2,225,313
FNMA /6/         6.50%         07/01/34 - 08/01/34           2,000,000              2,078,610
FNMA             7.00%         04/01/23 - 08/01/32           1,477,846              1,562,117
FNMA             7.50%         04/01/30 - 07/01/32             781,066                836,627
FNMA             8.00%         02/01/12 - 04/01/32             396,658                428,566
FNMA             8.50%         05/01/32                        190,618                207,195
FNMA             10.00%        04/01/16                         40,213                 44,332
                                              TOTAL FNMA CERTIFICATES               7,773,510

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (0.07%)
GNMA I           10.50%        04/15/14                         14,104                 15,796
GNMA I           12.00%        12/15/12                         45,761                 51,952
                                              TOTAL GNMA CERTIFICATES                  67,748

                                                            Principal
                                                              Amount                 Value
----------------------------------------------------------------------------------------------------
TREASURY BONDS (5.30%)
 U.S. Treasury
                                                            $                     $
  3.50%; 11/15/06                                            1,050,000              1,063,576
  3.88%; 02/15/13                                            1,600,000              1,529,563
  4.75%; 11/15/08                                              350,000                365,531
  5.50%; 08/15/28                                               75,000                 75,981
  6.13%; 08/15/29                                              870,000                957,000
  6.50%; 02/15/10                                              150,000                169,020
  7.63%; 02/15/25                                              295,000                378,556
  8.13%; 08/15/19                                               75,000                 98,227
  8.13%; 08/15/21                                              325,000                430,054
 U.S. Treasury Strip
  0.00%; 02/15/25 /1/                                          700,000                219,654
                                                 TOTAL TREASURY BONDS               5,287,162

                                                            Principal
                                                              Amount                 Value
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.90%)
FINANCE-MORTGAGE LOAN/BANKER (3.90%)
 Federal Home Loan Bank
                                                            $                     $
  1.27%; 08/20/04                                            1,300,000              1,297,707
  1.23%; 09/03/04                                            1,300,000              1,297,169
  1.28%; 09/08/04                                            1,300,000              1,296,811
                                                                                    3,891,687
                                               TOTAL COMMERCIAL PAPER               3,891,687

                                                             Maturity
                                                              Amount                 Value
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.13%)
 Deutsche Bank; 1.50%; dated 06/30/04 maturing
  07/01/04 (collateralized by U.S. Treasury;                                      $
  $1,154,035; 08/15/23) /7/                                 $1,131,454              1,131,407
                                          TOTAL REPURCHASE AGREEMENTS               1,131,407
                                                                                  -----------

                                 TOTAL PORTFOLIO INVESTMENTS (82.52%)              82,346,728
CASH AND RECEIVABLES, NET OF LIABILITIES (17.48%)                                  17,443,266
                                           TOTAL NET ASSETS (100.00%)             $99,789,994
                                                                                  -------------


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)


    Contract                    Opening       Current      Unrealized
      Type        Commitment  Market Value  Market Value   Gain(Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS

13 Aust 10 Year     Buy         $911,109      $913,028       $1,919
Bond
September, 2004
Futures

236 DJ Euro         Buy          8,063,295     8,088,436      25,141
Stoxx 50
September, 2004
Futures

42 FTSE 100         Buy          3,433,297     3,405,426      (27,871)
Index
September, 2004
Futures

9 Long Gilt         Buy          1,725,168     1,727,140      1,972
September, 2004
Futures

9 S&P 500           Sell         2,551,117     2,565,900      (14,783)
September, 2004
Futures



    Contract                    Opening       Current      Unrealized
      Type        Commitment  Market Value  Market Value   Gain (Loss)
-----------------------------------------------------------------------
FUTURES CONTRACTS (CONTINUED)
                         $1,077,157    $1,083,380      $6,223




                            854,451       862,112       7,661




                          2,118,367     2,182,101       63,734




                          9,042,582     9,053,515       (10,933)





                          1,829,539     1,847,688       18,149





                          3,789,690     3,826,484       36,794





                            624,016       638,250       14,234







19 S&P eMini         Buy
September, 2004
Futures

14 SPI 200           Buy
September, 2004
Futures

20 Topix Index       Buy
September, 2004
Futures

43 U.S. 2 Year       Sell
Note
September, 2004
Futures

17 U.S. 5 Year       Buy
Note
September, 2004
Futures

35 U.S. 10 Year      Buy
Note
September, 2004
Futures

6 U.S. Long Bond     Buy
September, 2004
Futures

/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/3 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $1,162,179 or 1.16% of net assets.
/4 /Variable rate.
/5 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/6 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/7 /Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (64.18%)
ADVERTISING SERVICES (0.06%)
                                                                                      $
 WPP Group                                                           1,481                75,872
AEROSPACE & DEFENSE EQUIPMENT (0.98%)
 General Dynamics                                                    4,250               422,025
 Moog /1/                                                              539                20,002
 Orbital Sciences /1/ /2/                                            1,238                17,097
 United Defense Industries /1/                                       4,074               142,590
 United Technologies                                                 6,965               637,158
                                                                                       1,238,872
AGRICULTURAL OPERATIONS (0.11%)
 Monsanto                                                            3,770               145,145
AIRLINES (0.03%)
 ExpressJet Holdings /1/ /2/                                         2,242                27,218
 Mesa Air Group /1/ /2/                                              1,059                 8,567
                                                                                          35,785
APPAREL MANUFACTURERS (0.32%)
 Coach /1/                                                           8,185               369,880
 Kellwood                                                              349                15,199
 Quiksilver /1/                                                        736                17,524
                                                                                         402,603
APPLICATIONS SOFTWARE (1.48%)
 Citrix Systems /1/                                                    190                 3,868
 Microsoft                                                          64,070             1,829,839
 Serena Software /1/                                                 1,205                23,004
 SS&C Technologies                                                     814                15,222
                                                                                       1,871,933
ATHLETIC FOOTWEAR (0.03%)
 Reebok International                                                1,015                36,520
AUDIO & VIDEO PRODUCTS (0.13%)
 Matsushita Electric Industrial                                      5,700                81,852
 Pioneer                                                             1,700                44,319
 Polycom /1/                                                         1,818                40,741
                                                                                         166,912
AUTO-CARS & LIGHT TRUCKS (0.37%)
 Ford Motor                                                         10,750               168,238
 Nissan Motor                                                        6,325               141,490
 Toyota Motor /2/                                                    2,015               164,464
                                                                                         474,192
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.42%)
 Oshkosh Truck                                                         471                26,993
 Paccar                                                              7,085               410,859
 Volvo                                                               2,554                89,418
                                                                                         527,270
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.15%)
 American Axle & Manufacturing Holdings                                456                16,580
 Dana                                                                2,422                47,471
 Lear                                                                  490                28,905
 Magna International                                                   755                64,304
 Tenneco Automotive /1/ /2/                                          2,882                38,129
                                                                                         195,389
BEVERAGES-NON-ALCOHOLIC (1.35%)
 Coca-Cola                                                          15,114               762,955

                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BEVERAGES-NON-ALCOHOLIC (CONTINUED)
                                                                                      $
 Coca-Cola Enterprises                                               6,100               176,839
 Cott /1/                                                            2,509                81,291
 PepsiAmericas                                                       7,270               154,415
 Pepsico                                                             9,810               528,563
                                                                                       1,704,063
BEVERAGES-WINE & SPIRITS (0.08%)
 Diageo                                                              1,746                95,594
BREWERY (0.37%)
 Anheuser-Busch                                                      8,321               449,334
 SABMiller                                                           2,005                25,664
                                                                                         474,998
BROADCASTING SERVICES & PROGRAMMING (0.12%)
 4 Kids Entertainment /1/ /2/                                          688                16,457
 Clear Channel Communications                                        3,270               120,826
 Fox Entertainment Group /1/                                           735                19,625
                                                                                         156,908
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.21%)
 CRH /2/                                                             3,641                80,357
 Masco                                                               3,900               121,602
 Simpson Manufacturing                                                 255                14,311
 USG /1/ /2/                                                         2,497                43,897
                                                                                         260,167
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.15%)
 Eagle Materials /2/                                                   685                48,649
 Florida Rock Industries                                             2,895               122,082
 Martin Marietta Materials                                             529                23,450
                                                                                         194,181
BUILDING PRODUCTS-LIGHT FIXTURES (0.02%)
 Genlyte Group /1/                                                     341                21,442
BUILDING PRODUCTS-WOOD (0.02%)
 Universal Forest Products                                             807                26,026
BUILDING-HEAVY CONSTRUCTION (0.02%)
 Washington Group International /1/ /2/                                833                29,896
BUILDING-MAINTENANCE & SERVICE (0.09%)
 Ecolab                                                              2,760                87,492
 Rollins                                                               981                22,573
                                                                                         110,065
BUILDING-RESIDENTIAL & COMMERCIAL (0.29%)
 Brookfield Homes                                                    1,198                31,376
 Centex                                                              2,414               110,440
 Daiwa House Industry                                                  187                21,697
 DR Horton                                                           2,570                72,988
 Hovnanian Enterprises /1/                                           1,066                37,001
 KB Home                                                               883                60,600
 M/I Schottenstein Homes                                               702                28,501
                                                                                         362,603
CABLE TV (0.06%)
 Comcast /1/                                                         2,500                70,075
CASINO HOTELS (0.08%)
 Caesars Entertainment /1/                                           6,595                98,925

                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CASINO SERVICES (0.15%)
                                                                                      $
 International Game Technology                                       4,070               157,102
 Scientific Games /1/                                                1,979                37,878
                                                                                         194,980
CELLULAR TELECOMMUNICATIONS (0.79%)
 Boston Communications Group /1/ /2/                                 1,226                12,567
 mmO2                                                                4,620                77,616
 Nextel Communications /1/                                          21,140               563,592
 NII Holdings /1/ /2/                                                1,672                56,330
 Vodafone Group /2/                                                  8,584               189,706
 Western Wireless /1/                                                3,300                95,403
                                                                                         995,214
CHEMICALS-DIVERSIFIED (0.18%)
 BASF                                                                  787                42,380
 Dow Chemical                                                        4,530               184,371
 Octel                                                                 262                 6,898
                                                                                         233,649
CHEMICALS-SPECIALTY (0.14%)
 Albemarle                                                             661                20,921
 MacDermid                                                             475                16,079
 OM Group /1/                                                        1,052                34,726
 Sigma-Aldrich                                                       1,680               100,145
                                                                                         171,871
CIRCUIT BOARDS (0.04%)
 Benchmark Electronics /1/                                           1,607                46,764
COMMERCIAL BANKS (1.63%)
 Banco Santander Central Hispano /2/                                12,132               127,386
 BancorpSouth /2/                                                    1,018                22,936
 Bank of Ireland                                                     1,510                81,298
 Bank of Nova Scotia                                                 3,940               106,183
 City Holding /2/                                                      250                 7,895
 Columbia Banking Systems /2/                                          679                15,074
 Commerce Bancorp.                                                     895                49,234
 Community Bank System /2/                                             630                14,358
 Cullen/Frost Bankers                                                  283                12,664
 First Bancorp.                                                        551                22,453
 First Midwest Bancorp                                                 494                17,394
 Greater Bay Bancorp                                                 2,069                59,794
 Hibernia                                                            3,075                74,722
 Hudson United Bancorp                                               3,681               137,228
 Kookmin Bank /1/ /2/                                                1,031                32,353
 Marshall & Ilsley                                                   6,990               273,239
 National Bank of Greece                                             8,549                38,897
 North Fork Bancorp.                                                 7,000               266,350
 Pacific Capital Bancorp. /2/                                        1,164                32,743
 Provident Bankshares                                                  146                 4,211
 R&G Financial                                                       1,173                38,779
 South Financial Group                                               2,155                61,073
 Toronto-Dominion Bank                                               2,433                78,294
 UnionBanCal                                                         4,430               249,852
 Zions Bancorp                                                       3,850               236,582
                                                                                       2,060,992
COMMERCIAL SERVICE-FINANCE (0.35%)
 Dun & Bradstreet /1/                                                2,510               135,314
 Moody's                                                             2,195               141,929

                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (CONTINUED)
                                                                                      $
 Paychex                                                             5,000               169,400
                                                                                         446,643
COMMERCIAL SERVICES (0.04%)
 Corporate Executive Board                                             402                23,232
 Pre-Paid Legal Services /1/ /2/                                     1,087                25,903
                                                                                          49,135
COMMUNICATIONS SOFTWARE (0.03%)
 Inter-Tel                                                           1,301                32,486
COMPUTER AIDED DESIGN (0.17%)
 Aspen Technology /1/ /2/                                            2,766                20,081
 Autodesk                                                            4,710               201,635
                                                                                         221,716
COMPUTER SERVICES (0.35%)
 CACI International /1/                                              1,047                42,341
 Cognizant Technology Solutions /1/                                    966                24,546
 Computer Sciences /1/                                               3,670               170,398
 Perot Systems /1/                                                   1,466                19,454
 SRA International /1/                                                 469                19,848
 Sungard Data Systems /1/                                            6,430               167,180
                                                                                         443,767
COMPUTERS (0.59%)
 Hewlett-Packard                                                     7,230               152,553
 International Business Machines                                     6,700               590,605
                                                                                         743,158
COMPUTERS-INTEGRATED SYSTEMS (0.68%)
 Dell /1/                                                           23,117               828,051
 RadiSys /1/ /2/                                                     1,449                26,908
                                                                                         854,959
COMPUTERS-MEMORY DEVICES (0.51%)
 EMC /1/                                                            13,040               148,656
 SanDisk /1/ /2/                                                       757                16,419
 Storage Technology /1/                                                681                19,749
 TDK                                                                   950                72,722
 Veritas Software /1/                                               13,988               387,468
                                                                                         645,014
COMPUTERS-PERIPHERAL EQUIPMENT (0.17%)
 Electronics for Imaging /1/                                         1,389                39,253
 Lexmark International /1/                                           1,850               178,581
                                                                                         217,834
CONSULTING SERVICES (0.01%)
 Charles River Associates /1/ /2/                                      453                14,020
CONSUMER PRODUCTS-MISCELLANEOUS (0.04%)
 Central Garden & Pet /1/                                              423                15,131
 Scotts /1/                                                            578                36,922
                                                                                          52,053
CONTAINERS-METAL & GLASS (0.22%)
 Ball                                                                3,700               266,585
 Silgan Holdings                                                       383                15,439
                                                                                         282,024
CONTAINERS-PAPER & PLASTIC (0.20%)
 Bemis                                                               8,830               249,448
                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (2.08%)
                                                                                      $
 Alberto-Culver                                                        690                34,597
 Avon Products                                                      14,500               669,030
 Gillette                                                            4,580               194,192
 International Flavors & Fragrances                                  8,080               302,192
 Kimberly-Clark                                                      2,790               183,805
 Procter & Gamble                                                   23,050             1,254,842
                                                                                       2,638,658
DATA PROCESSING & MANAGEMENT (0.25%)
 First Data                                                          2,440               108,629
 Global Payments /2/                                                 2,639               118,808
 SEI Investments                                                     2,990                86,829
                                                                                         314,266
DENTAL SUPPLIES & EQUIPMENT (0.04%)
 Sybron Dental Specialties /1/                                       1,665                49,700
DIAGNOSTIC EQUIPMENT (0.01%)
 Gen-Probe /1/                                                         297                14,054
DIAGNOSTIC KITS (0.09%)
 IDEXX Laboratories /1/                                              1,830               115,180
DIALYSIS CENTERS (0.02%)
 DaVita /1/                                                            994                30,645
DIRECT MARKETING (0.03%)
 Catalina Marketing /1/ /2/                                          2,005                36,671
DISPOSABLE MEDICAL PRODUCTS (0.15%)
 C.R. Bard                                                           3,105               175,898
 Merit Medical Systems /1/                                           1,022                16,281
                                                                                         192,179
DISTRIBUTION-WHOLESALE (0.20%)
 Aviall /1/                                                            927                17,622
 Fastenal                                                            1,400                79,562
 Hughes Supply                                                       1,032                60,816
 Owens & Minor                                                       1,256                32,530
 United Stationers /1/                                                 918                36,463
 Watsco                                                                880                24,702
                                                                                         251,695
DIVERSIFIED MANUFACTURING OPERATIONS (2.49%)
 3M                                                                  4,416               397,484
 Carlisle                                                              602                37,475
 Crane                                                               4,940               155,067
 Danaher                                                             3,650               189,252
 Eaton                                                               3,440               222,706
 General Electric                                                   48,048             1,556,755
 Illinois Tool Works                                                 1,760               168,766
 Siemens                                                             1,585               114,944
 Tyco International                                                  9,320               308,865
                                                                                       3,151,314
DIVERSIFIED MINERALS (0.19%)
 Anglo American                                                      3,150                65,741
 BHP Billiton                                                        5,710               100,039
 Cia Vale do Rio Doce                                                1,530                72,751
                                                                                         238,531
                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATIONS (0.14%)
                                                                                      $
 Brascan                                                             3,367                95,084
 Tomkins                                                             4,333                86,660
                                                                                         181,744
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.38%)
 Cendant                                                            19,430               475,646
E-COMMERCE-SERVICES (0.07%)
 eBay /1/                                                              960                88,272
E-MARKETING-INFORMATION (0.05%)
 Digital River /1/ /2/                                                 284                 9,267
 Digitas /1/                                                         3,759                41,462
 E.piphany /1/                                                       2,006                 9,689
                                                                                          60,418
ELECTRIC PRODUCTS-MISCELLANEOUS (0.16%)
 Hitachi                                                             1,369                95,268
 Littelfuse /1/                                                        753                31,935
 Sharp                                                               5,026                80,416
                                                                                         207,619
ELECTRIC-INTEGRATED (1.75%)
 CenterPoint Energy                                                 14,080               161,920
 Constellation Energy Group                                          7,575               287,092
 E.ON                                                                1,049                76,042
 Edison International                                               14,150               361,815
 Enel /2/                                                            2,280                91,816
 Entergy                                                             3,350               187,634
 Exelon                                                             11,980               398,814
 Great Plains Energy                                                   401                11,910
 MDU Resources Group                                                 2,221                53,371
 OGE Energy                                                          1,053                26,820
 RWE                                                                   901                42,347
 Scana                                                               2,130                77,468
 Scottish Power                                                      3,670               108,302
 TXU /2/                                                             8,240               333,802
                                                                                       2,219,153
ELECTRIC-TRANSMISSION (0.10%)
 National Grid Group /2/                                             3,189               124,913
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.36%)
 DSP Group /1/                                                       1,727                47,044
 Koninklijke Philips Electronics                                     2,851                77,547
 Methode Electronics                                                 1,534                19,896
 Omron                                                               1,869                43,764
 Sanmina /1/                                                        28,730               261,443
                                                                                         449,694
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.33%)
 Altera /1/                                                          3,540                78,659
 Conexant Systems /1/                                                2,586                11,197
 Fairchild Semiconductor International /1/                           2,091                34,230
 Integrated Silicon Solution /1/                                       649                 7,924
 Intel                                                              36,016               994,042
 International Rectifier /1/                                         6,740               279,171
 Microsemi /1/                                                       2,852                40,527
 PMC - Sierra /1/                                                    1,227                17,607
 Silicon Laboratories /1/                                              507                23,500
                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                      $
 Texas Instruments                                                   8,112               196,148
                                                                                       1,683,005
ELECTRONIC CONNECTORS (0.16%)
 Amphenol /1/                                                        6,048               201,519
ELECTRONIC FORMS (0.17%)
 Adobe Systems                                                       4,735               220,178
ELECTRONIC MEASUREMENT INSTRUMENTS (0.14%)
 Agilent Technologies /1/                                            5,370               157,234
 Tektronix                                                             716                24,358
                                                                                         181,592
ELECTRONIC PARTS DISTRIBUTION (0.47%)
 Arrow Electronics /1/                                              10,790               289,388
 Avnet /1/                                                          13,308               302,091
                                                                                         591,479
ELECTRONICS-MILITARY (0.06%)
 Engineered Support Systems                                          1,258                73,606
ENGINES-INTERNAL COMBUSTION (0.06%)
 Briggs & Stratton                                                     841                74,302
ENTERPRISE SOFTWARE & SERVICE (0.19%)
 Ascential Software /1/                                                720                11,513
 Hyperion Solutions /1/                                              1,455                63,613
 Micromuse /1/                                                       1,363                 9,118
 MicroStrategy /1/                                                     867                37,021
 Mobius Management Systems /1/                                         487                 2,985
 Oracle /1/                                                          4,690                55,952
 SAP                                                                 1,425                59,579
                                                                                         239,781
ENTERTAINMENT SOFTWARE (0.07%)
 Electronic Arts /1/                                                 1,690                92,190
ENVIRONMENTAL CONSULTING & ENGINEERING (0.01%)
 Tetra Tech /1/                                                        794                12,958
FILTRATION & SEPARATION PRODUCTS (0.03%)
 CLARCOR                                                               804                36,823
FINANCE-CONSUMER LOANS (0.05%)
 Aiful                                                                 923                24,087
 Portfolio Recovery Associates /1/ /2/                                 957                26,384
 World Acceptance /1/                                                  721                13,216
                                                                                          63,687
FINANCE-CREDIT CARD (0.64%)
 American Express                                                    1,530                78,612
 Capital One Financial                                               4,700               321,386
 MBNA                                                               15,880               409,545
                                                                                         809,543
FINANCE-INVESTMENT BANKER & BROKER (2.83%)
 Citigroup                                                          31,188             1,450,242
 Friedman, Billings, Ramsey Group                                    6,800               134,572
 Goldman Sachs Group                                                 4,900               461,384
 Legg Mason                                                          1,950               177,469
 Lehman Brothers Holdings                                            3,577               269,169
 Merrill Lynch                                                       9,670               521,987


                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                      $
 Morgan Stanley                                                      8,879               468,545
 Nomura Holdings                                                     6,255                93,512
 Raymond James Financial                                               300                 7,935
                                                                                       3,584,815
FINANCE-MORTGAGE LOAN/BANKER (0.66%)
 American Home Mortgage Investment                                   1,456                37,754
 Countrywide Credit Industries                                       4,300               302,075
 Doral Financial /2/                                                 5,022               173,259
 Federal National Mortgage Association                               3,800               271,168
 New Century Financial                                               1,015                47,522
                                                                                         831,778
FINANCE-OTHER SERVICES (0.10%)
 Chicago Mercantile Exchange /2/                                       870               125,602
FINANCIAL GUARANTEE INSURANCE (0.09%)
 Ambac Financial Group                                               1,480               108,691
FOOD-FLOUR & GRAIN (0.26%)
 Archer Daniels Midland                                             19,540               327,881
FOOD-MEAT PRODUCTS (0.07%)
 Hormel Foods                                                        2,850                88,635
FOOD-MISCELLANEOUS/DIVERSIFIED (0.31%)
 H.J. Heinz                                                          2,040                79,968
 McCormick                                                           1,690                57,460
 Nestle                                                              2,520               168,210
 Unilever                                                            1,274                87,282
                                                                                         392,920
FOOD-RETAIL (0.12%)
 Tesco /2/                                                           7,538               110,809
 Whole Foods Market                                                    420                40,089
                                                                                         150,898
FOOD-WHOLESALE & DISTRIBUTION (0.13%)
 Sysco                                                               4,500               161,415
FOOTWEAR & RELATED APPAREL (0.01%)
 Wolverine World Wide                                                  676                17,745
GARDEN PRODUCTS (0.02%)
 Toro                                                                  320                22,422
GAS-DISTRIBUTION (0.22%)
 AGL Resources                                                         771                22,398
 Energen                                                             1,502                72,081
 New Jersey Resources                                                  334                13,888
 ONEOK                                                               1,405                30,896
 Sempra Energy                                                       3,640               125,325
 UGI                                                                   521                16,724
                                                                                         281,312
HOTELS & MOTELS (0.07%)
 Choice Hotels International                                           334                16,754
 InterContinental Hotels Group                                       6,113                65,898
                                                                                          82,652
HUMAN RESOURCES (0.02%)
 Korn/Ferry International /1/                                        1,329                25,743

                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IMPORT & EXPORT (0.11%)
                                                                                      $
 Mitsubishi /2/                                                      7,480               144,738
INDUSTRIAL AUTOMATION & ROBOTS (0.01%)
 Cognex                                                                395                15,200
INDUSTRIAL GASES (0.02%)
 Airgas                                                                814                19,463
INSTRUMENTS-SCIENTIFIC (0.01%)
 Dionex /1/                                                            317                17,489
INTERNET APPLICATION SOFTWARE (0.07%)
 eResearch Technology /1/ /2/                                        3,302                92,456
INTERNET BROKERS (0.22%)
 Ameritrade Holding /1/                                              7,730                87,735
 E*trade Group /1/                                                  17,524               195,393
                                                                                         283,128
INTERNET CONNECTIVE SERVICES (0.01%)
 Hanaro Telecom /1/                                                  7,263                17,431
INTERNET FINANCIAL SERVICES (0.01%)
 IndyMac Bancorp                                                       337                10,649
INTERNET SECURITY (0.20%)
 RSA Security /1/                                                    1,463                29,948
 Symantec /1/                                                        5,050               221,089
                                                                                         251,037
INTIMATE APPAREL (0.01%)
 Warnaco Group /1/                                                     553                11,762
LEISURE & RECREATION PRODUCTS (0.09%)
 Brunswick                                                           2,810               114,648
LIFE & HEALTH INSURANCE (0.26%)
 Lincoln National                                                    5,900               278,775
 Stancorp Financial Group                                              513                34,371
 Universal American Financial /1/                                    1,141                12,528
                                                                                         325,674
LOTTERY SERVICES (0.08%)
 GTECH Holdings                                                      2,130                98,640
MACHINERY-CONSTRUCTION & MINING (0.38%)
 Caterpillar                                                         5,800               460,752
 Joy Global                                                            611                18,293
                                                                                         479,045
MACHINERY-FARM (0.33%)
 Deere                                                               5,890               413,125
MACHINERY-GENERAL INDUSTRY (0.16%)
 Albany International                                                  178                 5,974
 Gardner Denver /1/                                                    726                20,255
 Ingersoll-Rand                                                      2,630               179,655
                                                                                         205,884
MACHINERY-PUMPS (0.20%)
 Graco                                                               8,020               249,021
MEDICAL INSTRUMENTS (0.73%)
 ArthroCare /1/ /2/                                                    825                23,991
 Beckman Coulter                                                     1,700               103,700

                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                                      $
 Boston Scientific /1/                                               3,700               158,360
 dj Orthopedics /1/                                                    413                 9,499
 Medtronic                                                           7,927               386,203
 St. Jude Medical /1/                                                3,140               237,541
 Techne /1/                                                            235                10,211
                                                                                         929,505
MEDICAL LASER SYSTEMS (0.03%)
 Candela /1/                                                         3,459                33,898
MEDICAL PRODUCTS (1.24%)
 Becton Dickinson                                                    3,200               165,760
 Cooper                                                                317                20,025
 INAMED /1/                                                            304                19,106
 Johnson & Johnson                                                  18,500             1,030,450
 Varian Medical Systems /1/                                          2,140               169,809
 Zimmer Holdings /1/                                                 1,850               163,170
                                                                                       1,568,320
MEDICAL-BIOMEDICAL/GENE (0.70%)
 Amgen /1/                                                          13,580               741,061
 Celera Genomics Group /1/                                           1,398                16,091
 Human Genome Sciences /1/                                           1,002                11,653
 Invitrogen /1/                                                      1,420               102,226
 Lexicon Genetics /1/ /2/                                            2,031                15,923
                                                                                         886,954
MEDICAL-DRUGS (2.85%)
 Abbott Laboratories                                                 4,020               163,855
 AstraZeneca                                                         1,289                58,830
 Bristol-Myers Squibb                                                1,610                39,445
 Eisai                                                               2,912                84,011
 Eli Lilly                                                           1,660               116,051
 Endo Pharmaceuticals Holdings /1/                                   1,359                31,869
 First Horizon Pharmaceutical /1/                                      612                11,567
 Forest Laboratories /1/                                             6,070               343,744
 GlaxoSmithKline /2/                                                 1,918                79,520
 Hi-Tech Pharmacal /1/                                                 595                 9,722
 Ligand Pharmaceuticals /1/ /2/                                      1,099                19,101
 Merck                                                               5,570               264,575
 Novartis                                                            2,661               118,414
 Novo Nordisk                                                          895                46,486
 Pfizer                                                             49,339             1,691,341
 Roche Holding                                                         540                53,325
 Sanofi-Synthelabo /2/                                               1,649                52,752
 Teva Pharmaceutical Industries /2/                                  1,130                76,038
 Wyeth                                                               9,440               341,350
                                                                                       3,601,996
MEDICAL-GENERIC DRUGS (0.19%)
 Barr Laboratories /1/                                               2,910                98,067
 Eon Labs /1/ /2/                                                    3,160               129,339
 Par Pharmaceutical /1/ /2/                                            520                18,309
                                                                                         245,715
MEDICAL-HMO (1.12%)
 Aetna                                                               1,230               104,550
 AMERIGROUP /1/                                                      1,278                62,877
 Anthem /1/                                                          2,200               197,032
 Coventry Health Care /1/                                            1,781                87,091


                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (CONTINUED)
                                                                                      $
 Pacificare Health Systems /1/                                       5,840               225,774
 Sierra Health Services /1/                                          1,711                76,482
 UnitedHealth Group                                                  4,460               277,635
 WellChoice /1/                                                      4,497               186,176
 Wellpoint Health Networks /1/                                       1,770               198,258
                                                                                       1,415,875
MEDICAL-HOSPITALS (0.03%)
 United Surgical Partners International /1/                            492                19,419
 VCA Antech /1/                                                        405                18,152
                                                                                          37,571
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.02%)
 Apria Healthcare Group /1/                                            817                23,448
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.09%)
 Cardinal Health                                                     1,550               108,578
METAL PROCESSORS & FABRICATION (0.03%)
 Quanex /2/                                                            740                36,038
METAL-ALUMINUM (0.03%)
 Alcoa                                                                 570                18,827
 Century Aluminum /1/ /2/                                              915                22,683
                                                                                          41,510
METAL-COPPER (0.03%)
 Southern Peru Copper                                                1,061                43,851
METAL-DIVERSIFIED (0.03%)
 Inco /1/                                                            1,264                43,684
MISCELLANEOUS INVESTING (0.52%)
 Capital Automotive                                                  1,198                35,137
 CBL & Associates Properties                                           941                51,755
 Entertainment Properties Trust                                      1,053                37,634
 Federal Realty Investment Trust                                       673                27,990
 General Growth Properties                                           3,820               112,958
 Health Care                                                           652                21,190
 IMPAC Mortgage Holdings                                             2,993                67,402
 Kimco Realty                                                        2,450               111,475
 Macerich                                                            1,045                50,024
 Newcastle Investment                                                1,820                54,509
 PS Business Parks                                                     385                15,493
 SL Green Realty                                                       711                33,275
 Thornburg Mortgage /2/                                                999                26,923
 Ventas                                                                803                18,750
                                                                                         664,515
MISCELLANEOUS MANUFACTURERS (0.01%)
 Applied Films /1/                                                     467                13,552
MONEY CENTER BANKS (2.11%)
 ABN AMRO Holding /2/                                                6,013               132,587
 Bank of America                                                    14,336             1,213,112
 Barclays /2/                                                        4,409               153,698
 BNP Paribas                                                         6,600               203,940
 Credit Suisse Group /1/                                             4,500               161,145
 HBOS                                                                  998                37,057
 HSBC Holdings                                                         519                38,878
 JP Morgan Chase                                                    12,940               501,684
 Mitsubishi Tokyo Financial Group                                    9,345                87,563

                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                                      $
 UBS /2/                                                             2,019               143,470
                                                                                       2,673,134
MOTORCYCLE & MOTOR SCOOTER (0.24%)
 Harley-Davidson                                                     4,960               307,222
MULTI-LINE INSURANCE (1.86%)
 Allstate                                                           10,280               478,534
 American International Group                                       14,135             1,007,543
 AXA                                                                 3,854                85,328
 Hartford Financial Services Group                                   5,980               411,065
 ING Groep                                                           3,489                82,689
 MetLife                                                             5,555               199,147
 Zurich Financial Services                                           5,900                91,745
                                                                                       2,356,051
MULTIMEDIA (1.24%)
 Belo                                                                3,580                96,123
 Gannett                                                             2,560               217,216
 Gemstar-TV Guide International /1/                                  6,537                31,378
 Journal Communications                                                625                11,769
 Media General                                                       2,202               141,413
 Meredith                                                               70                 3,847
 News /2/                                                            6,217               220,206
 Time Warner /1/                                                    32,230               566,603
 Viacom                                                              2,550                91,086
 Vivendi Universal /1/                                               3,351                93,493
 Walt Disney                                                         3,590                91,509
                                                                                       1,564,643
NETWORKING PRODUCTS (1.11%)
 Cisco Systems /1/                                                  55,590             1,317,483
 Foundry Networks /1/                                                6,065                85,335
                                                                                       1,402,818
OFFICE AUTOMATION & EQUIPMENT (0.11%)
 Canon                                                               2,071               110,591
 Imagistics International /1/                                          764                27,046
                                                                                         137,637
OFFICE FURNISHINGS-ORIGINAL (0.04%)
 HNI                                                                 1,079                45,674
OFFICE SUPPLIES & FORMS (0.02%)
 John H. Harland                                                       881                25,857
OIL COMPANY-EXPLORATION & PRODUCTION (1.01%)
 Apache                                                              3,240               141,102
 Burlington Resources                                                  220                 7,960
 Canadian Natural Resources                                          2,940                87,906
 Chesapeake Energy                                                  22,093               325,209
 Cimarex Energy /1/                                                  2,100                63,483
 Denbury Resources /1/                                                 571                11,962
 Devon Energy                                                           60                 3,960
 Houston Exploration /1/                                               495                25,661
 KCS Energy /1/                                                      2,958                39,400
 Meridian Resource /1/ /2/                                           3,438                23,860
 Noble Energy                                                        1,049                53,499
 PetroKazakhstan                                                     1,504                40,939
 Pioneer Natural Resources                                           4,170               146,284
 Plains Exploration & Production /1/                                 2,940                53,949


                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                                      $
 Pogo Producing                                                      2,733               135,010
 Talisman Energy                                                     2,310                50,219
 Unit /1/                                                            1,245                39,155
 Vintage Petroleum                                                   1,640                27,831
                                                                                       1,277,389
OIL COMPANY-INTEGRATED (2.86%)
 BP Amoco                                                              677                36,267
 ChevronTexaco                                                       7,036               662,158
 ConocoPhillips                                                      5,530               421,884
 ENI                                                                 1,407               141,178
 Exxon Mobil                                                        34,642             1,538,451
 Marathon Oil                                                        3,300               124,872
 Occidental Petroleum                                                6,351               307,452
 Petro-Canada                                                          728                31,450
 Petroleo Brasileiro                                                 1,430                40,140
 Repsol YPF                                                          6,440               140,778
 TotalFinaElf                                                        1,875               180,150
                                                                                       3,624,780
OIL FIELD MACHINERY & EQUIPMENT (0.05%)
 FMC Technologies /1/                                                  784                22,579
 Universal Compression Holdings /1/                                  1,241                38,074
                                                                                          60,653
OIL REFINING & MARKETING (0.13%)
 Statoil                                                             7,500                95,400
 Tesoro Petroleum /1/                                                2,516                69,442
                                                                                         164,842
OIL-FIELD SERVICES (0.20%)
 BJ Services /1/                                                     3,260               149,438
 Cal Dive International /1/                                          1,651                50,058
 Schlumberger                                                          915                58,112
                                                                                         257,608
OPTICAL SUPPLIES (0.22%)
 Advanced Medical Optics /1/ /2/                                       857                36,482
 Bausch & Lomb                                                       3,726               242,451
                                                                                         278,933
PAPER & RELATED PRODUCTS (0.46%)
 Boise Cascade                                                         417                15,696
 Louisiana-Pacific                                                   3,910                92,472
 Temple-Inland                                                         660                45,705
 UPM-Kymmene Oyj /2/                                                 2,828                54,043
 Weyerhaeuser                                                        5,860               369,883
                                                                                         577,799
PHYSICIAN PRACTICE MANAGEMENT (0.01%)
 US Oncology /1/                                                     1,250                18,400
PIPELINES (0.24%)
 Questar                                                             7,735               298,880
POULTRY (0.02%)
 Tyson Foods                                                         1,121                23,485
PRINTING-COMMERCIAL (0.04%)
 Banta                                                                 812                36,061
 Consolidated Graphics /1/                                             468                20,615
                                                                                          56,676


                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRIVATE CORRECTIONS (0.03%)
                                                                                      $
 Corrections Corp. of America /1/                                      946                37,358
PROPERTY & CASUALTY INSURANCE (0.20%)
 Arch Capital Group /1/ /2/                                            759                30,269
 Fidelity National Financial                                           837                31,253
 First American                                                        740                19,158
 Infinity Property & Casualty                                        1,471                48,543
 Navigators Group /1/                                                  849                24,528
 Selective Insurance Group                                             486                19,382
 Stewart Information Services                                          592                19,992
 W.R. Berkley                                                        1,501                64,468
                                                                                         257,593
PUBLICLY TRADED INVESTMENT FUND (0.33%)
 iShares MSCI Japan Index Fund /2/                                  27,817               295,416
 iShares Russell 1000 Value Index Fund /2/                           1,980               118,919
                                                                                         414,335
RACETRACKS (0.02%)
 Penn National Gaming /1/                                              672                22,310
RADIO (0.04%)
 Emmis Communications /1/                                            2,179                45,715
REGIONAL BANKS (1.58%)
 Bank One                                                            1,920                97,920
 KeyCorp                                                             5,050               150,944
 National City                                                       6,780               237,368
 PNC Financial Services Group                                        3,920               208,074
 SunTrust Banks                                                      2,160               140,378
 U.S. Bancorp                                                        4,760               131,186
 Wachovia                                                           13,770               612,765
 Wells Fargo                                                         7,325               419,210
                                                                                       1,997,845
RENTAL-AUTO & EQUIPMENT (0.02%)
 Rent-A-Center /1/                                                     856                25,620
RESPIRATORY PRODUCTS (0.09%)
 Respironics /1/                                                     2,033               119,439
RETAIL-APPAREL & SHOE (0.63%)
 Chico's FAS /1/                                                     2,480               111,997
 Claire's Stores                                                     2,698                58,547
 Foot Locker                                                         2,146                52,234
 Gap                                                                 9,170               222,372
 Genesco /1/                                                           419                 9,901
 Jos. A. Bank Clothiers /1/ /2/                                        862                27,058
 Kenneth Cole Productions                                              813                27,861
 Nordstrom                                                           4,540               193,449
 Pacific Sunwear of California /1/                                   2,870                56,166
 Stein Mart /1/                                                      2,319                37,707
                                                                                         797,292
RETAIL-ARTS & CRAFTS (0.28%)
 Michaels Stores                                                     6,370               350,350
RETAIL-AUTO PARTS (0.08%)
 Advance Auto Parts /1/                                              1,810                79,966
 CSK Auto /1/                                                        1,190                20,396
                                                                                         100,362

                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BEDDING (0.14%)
                                                                                      $
 Bed Bath & Beyond /1/                                               4,506               173,256
RETAIL-BOOKSTORE (0.06%)
 Barnes & Noble /1/                                                  1,950                66,261
 Borders Group                                                         645                15,119
                                                                                          81,380
RETAIL-BUILDING PRODUCTS (0.38%)
 Home Depot                                                         11,555               406,736
 Lowe's                                                              1,360                71,468
                                                                                         478,204
RETAIL-CONSUMER ELECTRONICS (0.30%)
 Best Buy                                                            7,610               386,131
RETAIL-DISCOUNT (0.82%)
 Wal-Mart Stores                                                    19,615             1,034,887
RETAIL-DRUG STORE (0.22%)
 CVS                                                                    90                 3,782
 Rite Aid /1/                                                       51,690               269,822
                                                                                         273,604
RETAIL-HAIR SALONS (0.04%)
 Regis                                                               1,222                54,489
RETAIL-JEWELRY (0.05%)
 Signet Group                                                          757                48,901
 Zale /1/                                                              550                14,993
                                                                                          63,894
RETAIL-MAJOR DEPARTMENT STORE (0.20%)
 May Department Stores                                               5,970               164,115
 Saks /1/                                                            5,990                89,850
                                                                                         253,965
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.04%)
 Ito-Yokado /2/                                                      1,327                56,794
RETAIL-MUSIC STORE (0.02%)
 Guitar Center /1/                                                     467                20,768
RETAIL-OFFICE SUPPLIES (0.20%)
 Staples                                                             8,859               259,657
RETAIL-REGIONAL DEPARTMENT STORE (0.51%)
 Dillards                                                              921                20,538
 Federated Department Stores                                         7,680               377,088
 Neiman Marcus Group                                                 4,440               247,086
                                                                                         644,712
RETAIL-RESTAURANTS (0.80%)
 CBRL Group                                                          1,136                35,046
 McDonald's                                                         17,770               462,020
 Ruby Tuesday                                                        1,374                37,716
 Wendy's International                                               4,544               158,313
 Yum! Brands /1/                                                     8,580               319,348
                                                                                       1,012,443
RETAIL-SPORTING GOODS (0.04%)
 Sports Authority /1/                                                1,508                54,137
RETAIL-VIDEO RENTAL (0.03%)
 Movie Gallery                                                       1,701                33,255


                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RUBBER-TIRES (0.05%)
                                                                                      $
 Bandag                                                                398                17,723
 Continental /2/                                                     1,062                51,135
                                                                                          68,858
SAVINGS & LOANS-THRIFTS (0.20%)
 FirstFed Financial /1/                                                375                15,600
 Independence Community Bank                                         5,634               205,078
 PFF Bancorp                                                           594                22,120
 Sterling Financial /1/                                                509                16,222
                                                                                         259,020
SCHOOLS (0.18%)
 Apollo Group /1/                                                    2,340               206,598
 Strayer Education                                                     231                25,773
                                                                                         232,371
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.58%)
 Analog Devices                                                      1,915                90,158
 Cypress Semiconductor /1/ /2/                                       6,220                88,262
 Exar /1/                                                              729                10,687
 Linear Technology                                                   4,667               184,207
 Maxim Integrated Products                                           3,041               159,409
 Micrel /1/                                                          1,628                19,780
 Taiwan Semiconductor Manufacturing                                  9,540                79,277
 United Microelectronics /1/ /2/                                    16,717                72,050
 Vitesse Semiconductor /1/                                           5,375                26,230
                                                                                         730,060
SEMICONDUCTOR EQUIPMENT (0.22%)
 Applied Materials /1/                                               8,760               171,871
 Brooks Automation /1/ /2/                                             416                 8,382
 MKS Instruments /1/ /2/                                               545                12,437
 Mykrolis /1/                                                          740                12,891
 Ultratech /1/                                                       1,538                25,039
 Varian Semiconductor Equipment  Associates /1/                      1,160                44,730
                                                                                         275,350
STEEL PRODUCERS (0.19%)
 Arcelor /2/                                                         2,434                40,526
 POSCO                                                                 797                26,707
 Schnitzer Steel Industries /2/                                      5,060               171,838
                                                                                         239,071
STEEL-SPECIALTY (0.01%)
 Gibraltar Steel                                                       319                10,470
TELECOMMUNICATION EQUIPMENT (0.47%)
 Adtran                                                                954                31,835
 Comtech Telecommunications /1/ /2/                                    353                 7,964
 Ditech Communications /1/                                           2,320                54,149
 Plantronics /1/                                                       736                30,986
 Qualcomm                                                            4,040               294,839
 Tekelec /1/                                                           908                16,498
 Telefonaktiebolaget LM Ericsson /1/ /2/                             4,670               139,726
 Westell Technologies /1/                                            2,584                13,178
                                                                                         589,175
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.03%)
 C-COR.net /1/                                                       2,861                29,440


                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (CONTINUED)
                                                                                      $
 Sycamore Networks /1/                                               1,747                 7,390
                                                                                          36,830
TELECOMMUNICATION SERVICES (0.10%)
 Amdocs /1/                                                          2,710                63,495
 Aspect Communications /1/                                           2,889                41,024
 MasTec /1/ /2/                                                      4,264                23,154
                                                                                         127,673
TELEPHONE-INTEGRATED (1.18%)
 BellSouth                                                           7,990               209,498
 CenturyTel                                                          4,900               147,196
 IDT /1/                                                             2,460                44,354
 Nippon Telegraph & Telephone                                        1,970                52,875
 SBC Communications                                                 10,690               259,232
 Sprint                                                             10,170               178,992
 Verizon Communications                                             16,778               607,196
                                                                                       1,499,343
TELEVISION (0.06%)
 Hearst-Argyle Television                                            2,850                73,473
THERAPEUTICS (0.16%)
 Corixa /1/ /2/                                                      1,888                 8,817
 Eyetech Pharmaceuticals /1/ /2/                                       349                14,979
 Gilead Sciences /1/                                                 2,530               169,510
 Tanox /1/                                                             711                13,559
                                                                                         206,865
TOBACCO (0.53%)
 Altria Group                                                        8,797               440,290
 British American Tobacco /2/                                        2,264                70,705
 Imperial Tobacco Group                                              2,197                96,360
 Universal                                                           1,134                57,766
                                                                                         665,121
TOOLS-HAND HELD (0.11%)
 Black & Decker                                                      2,160               134,201
TOYS (0.10%)
 Hasbro                                                              6,478               123,082
TRANSACTIONAL SOFTWARE (0.03%)
 Transaction Systems Architects /1/                                  1,795                38,646
TRANSPORT-AIR FREIGHT (0.10%)
 CNF                                                                 3,180               132,161
TRANSPORT-SERVICES (0.23%)
 FedEx                                                               1,690               138,056
 Offshore Logistics /1/                                                514                14,454
 United Parcel Service                                               1,775               133,427
                                                                                         285,937
TRANSPORT-TRUCK (0.05%)
 Heartland Express                                                     577                15,787
 J.B. Hunt Transport Services                                          569                21,952
 Yellow Roadway /1/ /2/                                                655                26,108
                                                                                          63,847
TRUCKING & LEASING (0.02%)
 Ryder System                                                          591                23,681


                                                                  Shares
                                                                   Held                 Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
VITAMINS & NUTRITION PRODUCTS (0.02%)
                                                                                      $
 USANA Health Sciences /1/ /2/                                         784                24,367
WATER (0.03%)
 Suez /2/                                                            2,091                44,057
WEB PORTALS (0.15%)
 United Online /1/                                                   2,384                41,982
 Yahoo /1/ /2/                                                       4,080               148,227
                                                                                         190,209
WIRELESS EQUIPMENT (0.36%)
 Motorola                                                           24,090               439,643
 SpectraLink                                                         1,218                18,148
                                                                                         457,791
                                                      TOTAL COMMON STOCKS             81,233,022

                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (21.26%)
AEROSPACE & DEFENSE (0.06%)
 Raytheon
                                                                 $                    $
  4.85%; 01/15/11                                                   75,000                74,438
AEROSPACE & DEFENSE EQUIPMENT (0.04%)
 K&F Industries
  9.25%; 10/15/07                                                   45,000                46,350
AGRICULTURAL OPERATIONS (0.14%)
 Bunge Limited Finance
  4.38%; 12/15/08                                                   95,000                93,619
  5.35%; 04/15/14                                                   55,000                52,529
  5.88%; 05/15/13                                                   30,000                30,121
                                                                                         176,269
AIRLINES (0.17%)
 Northwest Airlines
  7.58%; 09/01/20                                                   64,949                63,851
 Southwest Airlines
  5.10%; 05/01/06                                                  152,222               155,999
                                                                                         219,850
ASSET BACKED SECURITIES (0.55%)
 Chase Funding Mortgage Loan Asset Backed Certificates /3/
  1.59%; 09/25/33                                                  125,000               124,995
 Countrywide Asset Backed Certificates /3/
  1.80%; 02/25/34                                                  232,143               232,387
  2.37%; 01/25/34                                                  220,000               220,417
 Master Adjustable Rate
                                       Mortgages Trust /3/
  2.40%; 03/25/34                                                  115,000               115,838
                                                                                         693,637
AUTO-CARS & LIGHT TRUCKS (0.22%)
 DaimlerChrysler Holding
  4.05%; 06/04/08                                                   70,000                68,637
  4.75%; 01/15/08                                                   15,000                15,124

                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO-CARS & LIGHT TRUCKS (CONTINUED)
 DaimlerChrysler Holding (continued)
                                                                 $                    $
  7.25%; 01/18/06                                                   45,000                47,702
 Ford Motor /2/
  7.45%; 07/16/31                                                   70,000                66,725
 General Motors
  8.25%; 07/15/23                                                   45,000                47,126
 Hyundai Motor Manufacturing /4/
  5.30%; 12/19/08                                                   30,000                29,523
                                                                                         274,837
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.06%)
 Lear
  7.96%; 05/15/05                                                   55,000                57,350
 Tenneco Automotive
  11.63%; 10/15/09                                                  20,000                21,500
                                                                                          78,850
AUTOMOBILE SEQUENTIAL (0.33%)
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                                  250,000               252,241
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                                  166,121               166,630
                                                                                         418,871
BEVERAGES-NON-ALCOHOLIC (0.03%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                   35,000                36,676
BEVERAGES-WINE & SPIRITS (0.14%)
 Diageo Capital /3/
  1.24%; 04/20/07                                                  175,000               174,918
BREWERY (0.13%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                                  50,000                57,250
 Coors Brewing
  6.38%; 05/15/12                                                   60,000                64,272
 SABMiller /4/
  6.63%; 08/15/33                                                   40,000                41,776
                                                                                         163,298
BROADCASTING SERVICES & PROGRAMMING (0.19%)
 Clear Channel Communications
  5.75%; 01/15/13                                                   95,000                95,525
 Grupo Televisa
  8.50%; 03/11/32                                                   25,000                25,188
 Liberty Media
  3.50%; 09/25/06                                                   70,000                69,873
  5.70%; 05/15/13                                                   45,000                44,330
                                                                                         234,916
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.25%)
 CRH America
  5.30%; 10/15/13                                                   40,000                39,222
  6.40%; 10/15/33                                                   30,000                29,957
  6.95%; 03/15/12                                                   59,000                64,828
 Masco
  1.65%; 03/09/07 /3/ /4/                                          135,000               134,981
  5.88%; 07/15/12                                                   40,000                41,544
                                                                                         310,532



                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 York International
                                                                 $                    $
  6.63%; 08/15/06                                                   75,000                79,618
BUILDING PRODUCTS-WOOD (0.01%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                                   15,000                14,080
BUILDING-RESIDENTIAL & COMMERCIAL (0.12%)
 Brookfield Homes
  12.00%; 06/30/20                                                   5,000                 5,162
 DR Horton
  8.50%; 04/15/12                                                   60,000                66,300
 KB Home
  7.75%; 02/01/10                                                   55,000                56,650
 Technical Olympic USA
  7.50%; 03/15/11                                                   25,000                23,250
                                                                                         151,362
CABLE TV (0.30%)
 Charter Communications /4/
  8.00%; 04/30/12                                                   90,000                87,075
 Comcast
  5.30%; 01/15/14                                                    5,000                 4,813
  5.85%; 01/15/10                                                   10,000                10,435
  7.05%; 03/15/33 /2/                                               40,000                41,435
 Comcast Cable Communications
  6.75%; 01/30/11                                                   30,000                32,372
 Cox Communications
  4.63%; 06/01/13                                                   25,000                23,077
  5.50%; 10/01/15                                                   25,000                24,045
  6.75%; 03/15/11                                                   50,000                53,912
 EchoStar DBS
  10.38%; 10/01/07                                                  50,000                53,437
 Rogers Cablesystems
  10.00%; 03/15/05                                                  50,000                51,902
                                                                                         382,503
CASINO HOTELS (0.25%)
 Aztar /4/
  7.88%; 06/15/14                                                   70,000                70,700
 Harrah's Operating /4/
  5.50%; 07/01/10                                                   65,000                65,326
 Mandalay Resort Group
  6.45%; 02/01/06                                                   30,000                30,825
 MGM Mirage
  7.25%; 10/15/06                                                   25,000                26,062
  8.50%; 09/15/10                                                   45,000                48,600
 Park Place Entertainment
  8.50%; 11/15/06                                                   55,000                59,675
 Station Casinos
  6.00%; 04/01/12                                                   15,000                14,513
                                                                                         315,701
CASINO SERVICES (0.04%)
 International Game Technology
  8.38%; 05/15/09                                                   45,000                52,940
CELLULAR TELECOMMUNICATIONS (0.43%)
 AT&T Wireless Services
  7.88%; 03/01/11                                                   85,000                96,684
                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (CONTINUED)
 AT&T Wireless Services (continued)
                                                                 $                    $
  8.13%; 05/01/12                                                   75,000                86,711
 Nextel Communications
  9.38%; 11/15/09                                                   50,000                53,437
 Rogers Wireless Communications /4/
  6.38%; 03/01/14                                                   90,000                82,800
 Rural Cellular /4/
  8.25%; 03/15/12                                                   25,000                25,563
 Telus
  7.50%; 06/01/07                                                   45,000                49,011
 US Unwired /3/ /4/
  5.79%; 06/15/10                                                   65,000                65,894
 Verizon Wireless Capital
  5.38%; 12/15/06                                                   80,000                83,403
                                                                                         543,503
CHEMICALS-DIVERSIFIED (0.14%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                                   65,000                71,257
 ICI Wilmington I
  5.63%; 12/01/13                                                   55,000                53,762
 Lyondell Chemical
  9.88%; 05/01/07                                                   45,000                47,025
                                                                                         172,044
CIRCUIT BOARDS (0.04%)
 Jabil Circuit /2/
  5.88%; 07/15/10                                                   45,000                46,485
COAL (0.06%)
 Massey Energy
  6.63%; 11/15/10                                                   30,000                29,850
 Peabody Energy
  6.88%; 03/15/13                                                   45,000                45,563
                                                                                          75,413
COATINGS & PAINT (0.02%)
 Valspar
  6.00%; 05/01/07                                                   30,000                31,689
COMMERCIAL BANKS (0.05%)
 Union Planters Bank
  5.13%; 06/15/07                                                   60,000                62,909
COMMERCIAL SERVICE-FINANCE (0.05%)
 Dollar Financial Group
  9.75%; 11/15/11                                                   60,000                62,700
COMPUTER SERVICES (0.07%)
 Unisys
  7.88%; 04/01/08                                                   45,000                46,013
  8.13%; 06/01/06                                                   45,000                47,812
                                                                                          93,825
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR
  7.13%; 06/15/09                                                   20,000                21,876
                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.13%)
 American Greetings
                                                                 $                    $
  6.10%; 08/01/28                                                   60,000                61,350
 Fortune Brands /4/
  7.13%; 11/01/04                                                  100,000               101,609
                                                                                         162,959
CONTAINERS-PAPER & PLASTIC (0.02%)
 Norampac
  6.75%; 06/01/13                                                   30,000                29,400
CREDIT CARD ASSET BACKED SECURITIES (0.57%)
 Capital One Multi-Asset
                                      Execution Trust /3/
  1.46%; 12/15/09                                                  115,000               115,058
 Chase Credit Card Master Trust /2/ /3/
  1.44%; 05/15/09                                                  140,000               139,961
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                  450,000               471,979
                                                                                         726,998
DATA PROCESSING & MANAGEMENT (0.02%)
 Certegy
  4.75%; 09/15/08                                                   25,000                25,256
DIVERSIFIED FINANCIAL SERVICES (0.14%)
 General Electric Capital
  6.75%; 03/15/32                                                   80,000                86,001
 John Deere Capital
  3.13%; 12/15/05                                                   50,000                50,186
 NiSource Finance
  3.20%; 11/01/06                                                   40,000                39,546
                                                                                         175,733
DIVERSIFIED MANUFACTURING OPERATIONS (0.09%)
 Tyco International Group
  6.00%; 11/15/13 /2/                                               40,000                41,120
  6.38%; 02/15/06                                                   45,000                47,246
  6.38%; 10/15/11                                                   25,000                26,595
                                                                                         114,961
DIVERSIFIED MINERALS (0.04%)
 Corp. Nacional del Cobre de Chile /4/
  5.50%; 10/15/13                                                   20,000                19,859
 Vale Overseas
  9.00%; 08/15/13                                                   30,000                30,750
                                                                                          50,609
DIVERSIFIED OPERATIONS (0.02%)
 Hutchison Whampoa International /4/
  6.50%; 02/13/13                                                   30,000                30,023
E-COMMERCE-PRODUCTS (0.01%)
 FTD
  7.75%; 02/15/14                                                   20,000                18,550
ELECTRIC-GENERATION (0.04%)
 Korea East-West Power /4/
  4.88%; 04/21/11                                                   20,000                19,316
 Tenaska Virginia Partners /4/
  6.12%; 03/30/24                                                   30,000                29,646
                                                                                          48,962
                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (1.21%)
 Alabama Power
                                                                 $                    $
  5.70%; 02/15/33                                                   15,000                14,203
 Appalachian Power
  5.95%; 05/15/33                                                   15,000                13,831
 Arizona Public Service
  5.80%; 06/30/14                                                   45,000                45,043
  6.50%; 03/01/12                                                   25,000                26,708
 Carolina Power & Light
  6.65%; 04/01/08                                                   50,000                53,942
 Centerpoint Energy /2/
  5.88%; 06/01/08                                                   30,000                30,432
  7.25%; 09/01/10                                                   40,000                42,541
 Cincinnati Gas & Electric /2/
  5.40%; 06/15/33                                                   20,000                17,299
 Consolidated Edison
  3.63%; 08/01/08                                                   30,000                29,394
 Consumers Energy
  4.25%; 04/15/08                                                   10,000                 9,910
  6.00%; 03/15/05                                                   40,000                40,933
 Dayton Power & Light /4/
  5.13%; 10/01/13                                                   35,000                33,405
 Duke Energy /3/
  1.49%; 01/15/05                                                  160,000               160,099
 Entergy Gulf States
  3.60%; 06/01/08                                                   30,000                28,946
 Exelon
  6.75%; 05/01/11                                                   35,000                38,063
 FirstEnergy
  6.45%; 11/15/11                                                   65,000                67,389
 FPL Energy Wind Funding /4/
  6.88%; 06/27/17                                                   94,600                92,708
 FPL Group Capital
  3.25%; 04/11/06                                                   25,000                25,077
 Indianapolis Power & Light
  7.38%; 08/01/07                                                   40,000                43,060
 Jersey Central Power & Light /4/
  5.63%; 05/01/16                                                   15,000                14,768
 MSW Energy /4/
  7.38%; 09/01/10                                                   50,000                49,750
 Niagara Mohawk Power
  5.38%; 10/01/04                                                   50,000                50,425
 Northeast Utilities
  3.30%; 06/01/08                                                   25,000                23,972
 Ohio Power
  4.85%; 01/15/14                                                   25,000                23,830
 Oncor Electric Delivery
  6.38%; 05/01/12                                                   50,000                53,509
 Pacific Gas & Electric
  3.60%; 03/01/09                                                   35,000                33,691
  6.05%; 03/01/34                                                  115,000               108,164
 Pepco Holdings
  3.75%; 02/15/06                                                   95,000                95,457
  4.00%; 05/15/10                                                   10,000                 9,299
 Power Contract Financing /4/
  5.20%; 02/01/06                                                   26,192                26,353
 Puget Energy
  3.36%; 06/01/08                                                   30,000                28,819
                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Southern California Edison
                                                                 $                    $
  5.00%; 01/15/14                                                   20,000                19,458
  8.00%; 02/15/07                                                   45,000                49,710
 Southwestern Electric Power
  4.50%; 07/01/05                                                   60,000                61,109
 TXU Energy
  6.13%; 03/15/08                                                   25,000                26,375
 Westar Energy
  8.50%; 07/01/22                                                   40,000                41,192
                                                                                       1,528,864
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.07%)
 Flextronics International /2/
  6.50%; 05/15/13                                                   90,000                87,750
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.06%)
 Fairchild Semiconductor International
  10.50%; 02/01/09                                                  70,000                76,125
ELECTRONICS-MILITARY (0.08%)
 L-3 Communications
  8.00%; 08/01/08                                                  100,000               103,500
FEDERAL & FEDERALLY SPONSORED CREDIT (0.06%)
 Housing Urban Development
  2.99%; 08/01/05                                                   70,000                70,498
FILTRATION & SEPARATION PRODUCTS (0.08%)
 Polypore /4/
  8.75%; 05/15/12                                                   95,000                99,037
FINANCE-AUTO LOANS (0.41%)
 Ford Motor Credit
  5.80%; 01/12/09                                                   50,000                50,470
  6.13%; 01/09/06                                                   45,000                46,552
  6.50%; 01/25/07                                                   20,000                21,015
  6.88%; 02/01/06                                                  155,000               162,579
  7.88%; 06/15/10 /2/                                               35,000                38,082
 General Motors Acceptance
  5.63%; 05/15/09                                                  100,000                99,800
  8.00%; 11/01/31                                                   55,000                56,352
 Toyota Motor Credit
  2.80%; 01/18/06                                                   40,000                40,134
                                                                                         514,984
FINANCE-COMMERCIAL (0.02%)
 CIT Group
  4.75%; 12/15/10                                                   30,000                29,437
FINANCE-CONSUMER LOANS (0.02%)
 Household Finance
  4.75%; 07/15/13                                                   25,000                23,575
FINANCE-CREDIT CARD (0.12%)
 Capital One Bank
  5.00%; 06/15/09                                                   50,000                50,143
  6.88%; 02/01/06                                                  100,000               105,474
                                                                                         155,617
                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (0.92%)
 BCP Caylux Holdings Luxembourg /4/
                                                                 $                    $
  9.63%; 06/15/14                                                   45,000                46,631
 Bear Stearns
  1.47%; 01/30/09 /3/                                              160,000               160,279
  1.87%; 06/25/34 /3/                                               80,000                80,262
  3.00%; 03/30/06                                                   55,000                54,947
  4.00%; 01/31/08                                                   50,000                49,831
 Citigroup
  5.13%; 05/05/14                                                   15,000                14,695
  5.88%; 02/22/33                                                   20,000                18,852
  6.63%; 06/15/32                                                   60,000                62,142
 Credit Suisse First Boston
  3.88%; 01/15/09                                                   30,000                29,256
 Goldman Sachs Group
  3.88%; 01/15/09                                                   45,000                43,881
  5.15%; 01/15/14                                                   10,000                 9,603
  6.60%; 01/15/12                                                  130,000               139,892
 Lehman Brothers Holdings
  4.80%; 03/13/14                                                   65,000                60,772
 Merrill Lynch
  1.43%; 02/06/09 /3/                                              160,000               160,025
  4.50%; 11/04/10                                                   40,000                39,438
 Morgan Stanley
  4.25%; 05/15/10                                                   25,000                24,533
  4.75%; 04/01/14                                                   55,000                50,744
  5.30%; 03/01/13                                                   30,000                29,521
  6.75%; 04/15/11                                                   80,000                87,670
                                                                                       1,162,974
FINANCE-LEASING COMPANY (0.10%)
 Boeing Capital
  7.10%; 09/27/05                                                  115,000               121,439
FINANCE-MORTGAGE LOAN/BANKER (1.80%)
 Countrywide Home Loan
  4.63%; 12/19/33 /3/                                              225,000               216,999
  5.50%; 02/01/07                                                   15,000                15,669
 Federal Home Loan Mortgage
  3.25%; 02/25/08                                                  275,000               269,370
  4.50%; 07/15/13                                                  475,000               454,394
  4.75%; 10/11/12                                                  100,000                97,051
  4.75%; 05/06/13                                                   90,000                86,650
  5.13%; 11/07/13                                                   25,000                24,474
  6.75%; 03/15/31                                                  317,000               353,887
 Federal National Mortgage Association
  3.32%; 11/25/32                                                   46,672                46,777
  3.70%; 11/01/07                                                  275,000               273,896
  3.75%; 07/29/05                                                  225,000               225,270
  4.32%; 07/26/07                                                  110,000               111,992
  4.75%; 02/21/13                                                  100,000                96,527
                                                                                       2,272,956
FOOD-MISCELLANEOUS/DIVERSIFIED (0.28%)
 Cadbury Schweppes US Finance /4/
  3.88%; 10/01/08                                                   45,000                44,145
                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
 ConAgra Foods
                                                                 $                    $
  7.50%; 09/15/05                                                  100,000               105,198
 Corn Products International
  8.45%; 08/15/09                                                   45,000                49,837
 Kraft Foods
  4.63%; 11/01/06                                                  100,000               102,394
  6.25%; 06/01/12                                                   45,000                47,384
                                                                                         348,958
FOOD-RETAIL (0.10%)
 Delhaize America
  7.38%; 04/15/06                                                   55,000                57,958
 Kroger
  6.20%; 06/15/12                                                   60,000                62,818
                                                                                         120,776
GAS-DISTRIBUTION (0.07%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                                  50,000                52,375
 Sempra Energy
  4.75%; 05/15/09                                                   40,000                40,241
                                                                                          92,616
HEALTH CARE COST CONTAINMENT (0.02%)
 Concentra Operating /2/ /4/
  9.13%; 06/01/12                                                   30,000                31,350
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
  4.00%; 05/01/10                                                   15,000                14,239
  4.63%; 12/15/09                                                   15,000                14,869
                                                                                          29,108
HOME EQUITY-OTHER (0.49%)
 Asset Backed Funding Certificates /3/
  1.49%; 02/25/30                                                   55,000                54,997
 Long Beach Mortgage Loan Trust /3/
  1.83%; 06/25/34                                                   30,000                30,002
  2.38%; 06/25/34                                                   35,000                35,000
 New Century Home Equity Loan Trust /3/
  2.02%; 01/25/34                                                  140,000               140,736
 Option One Mortgage Loan Trust /3/
  1.83%; 05/25/34                                                   85,000                85,073
  2.35%; 05/25/34                                                   85,000                84,996
 Specialty Underwriting & Residential Finance /3/
  1.81%; 02/25/35                                                   80,000                79,996
 Wells Fargo Home Equity Trust /3/
  1.80%; 04/25/34                                                  110,000               109,997
                                                                                         620,797
HOME EQUITY-SEQUENTIAL (0.20%)
 Ameriquest Mortgage Securities /3/
  1.50%; 04/25/34                                                  100,000                99,995
 Residential Asset Securities
  3.28%; 08/25/29                                                  100,000                98,819
  4.59%; 10/25/26                                                   54,772                55,179
                                                                                         253,993
                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
INSTRUMENTS-CONTROLS (0.02%)
 Parker Hannifin
                                                                 $                    $
  4.88%; 02/15/13                                                   25,000                24,318
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.03%)
 AMVESCAP
  5.38%; 02/27/13                                                   15,000                14,710
  5.90%; 01/15/07                                                   20,000                21,122
                                                                                          35,832
LIFE & HEALTH INSURANCE (0.01%)
 Nationwide Financial Services
  5.63%; 02/13/15                                                   10,000                10,109
MACHINERY-FARM (0.04%)
 Case New Holland /4/
  6.00%; 06/01/09                                                   50,000                46,500
MEDICAL PRODUCTS (0.13%)
 Medical Device Manufacturing /2/ /4/
  10.00%; 07/15/12                                                  70,000                71,400
 VWR International
  6.88%; 04/15/12 /4/                                               45,000                45,169
  8.00%; 04/15/14 /2/ /4/                                           45,000                46,125
                                                                                         162,694
MEDICAL-DRUGS (0.09%)
 Eli Lilly
  5.50%; 07/15/06                                                   75,000                78,688
 Schering-Plough
  5.30%; 12/01/13                                                   35,000                34,371
                                                                                         113,059
MEDICAL-HMO (0.22%)
 Anthem
  4.88%; 08/01/05                                                  225,000               229,515
 UnitedHealth Group
  3.30%; 01/30/08                                                   50,000                48,872
                                                                                         278,387
MEDICAL-HOSPITALS (0.05%)
 HCA
  6.95%; 05/01/12                                                   60,000                62,600
METAL PROCESSORS & FABRICATION (0.08%)
 Mueller Group /4/
  10.00%; 05/01/12                                                  95,000                98,800
METAL-DIVERSIFIED (0.12%)
 Falconbridge
  5.38%; 06/01/15                                                   15,000                13,092
  7.35%; 06/05/12                                                   15,000                15,574
 Noranda
  7.25%; 07/15/12                                                   60,000                60,298
 Rio Tinto Finance
  5.75%; 07/03/06                                                   60,000                62,913
                                                                                         151,877
MISCELLANEOUS INVESTING (0.07%)
 iStar Financial
  4.88%; 01/15/09                                                   55,000                53,256
                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 United Dominion Realty Trust
                                                                 $                    $
  6.50%; 06/15/09                                                   35,000                37,707
                                                                                          90,963
MISCELLANEOUS MANUFACTURERS (0.06%)
 Samsonite /4/
  8.88%; 06/01/11                                                   70,000                72,450
MONEY CENTER BANKS (0.18%)
 Bank of America
  4.88%; 09/15/12                                                   90,000                87,693
  7.40%; 01/15/11                                                   60,000                67,999
 JP Morgan Chase
  4.50%; 11/15/10                                                   45,000                43,800
 United Overseas Bank /4/
  4.50%; 07/02/13                                                   25,000                22,884
                                                                                         222,376
MORTGAGE BACKED SECURITIES (1.97%)
 Bear Stearns Adjustable Rate
  Mortgage Trust /3/ /5/
  3.52%; 06/25/34                                                   50,000                47,656
 Bear Stearns Commercial Mortgage Securities
  0.86%; 05/11/39 /3/ /4/                                          600,000                17,074
  5.47%; 06/11/41                                                  130,000               131,257
 Credit Suisse First Boston Mortgage Securities /3/
  1.90%; 05/25/34                                                   65,000                64,627
 CS First Boston Mortgage Securities /3/
  0.57%; 05/15/36                                                  827,328                19,718
  1.70%; 06/25/34                                                   40,000                39,881
 DLJ Mortgage Acceptance /4/
  6.99%; 10/15/30                                                  125,000               132,796
 First Union National Bank Commercial Mortgage
  8.09%; 05/17/32                                                   45,000                51,863
 Greenwich Capital Commercial Funding /3/ /4/
  0.55%; 06/10/36                                                1,977,000                38,737
 JP Morgan Chase Commercial Mortgage Securities /3/ /4/
  1.39%; 01/12/39                                                  750,000                41,351
 LB Commercial Conduit Mortgage Trust
  6.21%; 10/15/35                                                1,000,000             1,070,840
 LB-UBS Commercial Mortgage Trust
  0.15%; 03/15/36 /3/ /4/                                          537,194                14,415
  0.87%; 03/15/34 /3/ /4/                                          849,842                20,258
  1.41%; 03/15/36 /3/ /4/                                          507,485                27,887
  5.97%; 03/15/26                                                  375,000               396,812
 Merrill Lynch Mortgage Investors /3/
  1.86%; 01/25/35                                                  115,000               114,995
 Merrill Lynch Mortgage Trust /3/
  0.76%; 02/12/42                                                2,206,523                57,756
 Morgan Stanley Capital I /3/ /4/
  1.30%; 01/13/41                                                  500,000                27,372

                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 NationsLink Funding
                                                                 $                    $
  7.03%; 06/20/31                                                  165,753               175,709
                                                                                       2,491,004
MULTI-LINE INSURANCE (0.15%)
 Metropolitan Life Global Funding I /3/ /4/
  1.71%; 03/17/09                                                  160,000               159,948
 Safeco
  4.88%; 02/01/10                                                   30,000                30,212
                                                                                         190,160
MULTIMEDIA (0.37%)
 AOL Time Warner
  5.63%; 05/01/05                                                   50,000                51,225
  6.15%; 05/01/07                                                   85,000                89,998
  7.63%; 04/15/31                                                   70,000                75,750
 Gannett
  4.95%; 04/01/05                                                   80,000                81,445
 News America /2/
  4.75%; 03/15/10                                                   15,000                14,906
  6.55%; 03/15/33                                                   40,000                40,462
  6.63%; 01/09/08                                                   45,000                48,665
 Viacom
  6.63%; 05/15/11                                                   20,000                21,760
 Walt Disney
  6.38%; 03/01/12                                                   45,000                48,287
                                                                                         472,498
MUTUAL INSURANCE (0.05%)
 Liberty Mutual Group
  5.75%; 03/15/14 /4/                                               40,000                38,602
  7.00%; 03/15/34 /2/ /4/                                           30,000                29,153
                                                                                          67,755
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Allied Waste /4/
  5.75%; 02/15/11                                                   25,000                23,687
 Waste Management /2/
  5.00%; 03/15/14                                                   25,000                23,762
                                                                                          47,449
NON-HOTEL GAMBLING (0.12%)
 Horseshoe Gaming Holding
  8.63%; 05/15/09                                                  100,000               104,250
 Mohegan Tribal Gaming Authority
  6.38%; 07/15/09                                                   50,000                50,125
                                                                                         154,375
OIL & GAS DRILLING (0.19%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                                   30,000                28,741
 Nabors Holdings
  4.88%; 08/15/09                                                   55,000                55,757
 Precision Drilling
  5.63%; 06/01/14                                                   50,000                50,291
 Pride International
  9.38%; 05/01/07 /2/                                               50,000                51,000
  10.00%; 06/01/09                                                  50,000                52,750
                                                                                         238,539
                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (0.66%)
 Anadarko Petroleum
                                                                 $                    $
  5.38%; 03/01/07                                                  145,000               151,449
 Canadian Natural Resources
  7.20%; 01/15/32                                                   30,000                33,112
 Chesapeake Energy
  8.38%; 11/01/08                                                   45,000                48,600
 Devon Financing
  7.88%; 09/30/31                                                   50,000                57,373
 EnCana
  4.75%; 10/15/13                                                   25,000                23,638
 Husky Energy
  6.15%; 06/15/19                                                   45,000                45,186
 Nexen
  5.05%; 11/20/13                                                   20,000                19,181
  7.88%; 03/15/32                                                   30,000                34,857
 Noble Energy /4/
  5.25%; 04/15/14                                                   50,000                48,839
 Pemex Project Funding Master Trust
  7.88%; 02/01/09                                                  215,000               233,812
 Plains Exploration & Production /4/
  7.13%; 06/15/14                                                   45,000                45,788
 Swift Energy
  7.63%; 07/15/11                                                   65,000                65,650
  10.25%; 08/01/09                                                  30,000                31,650
                                                                                         839,135
OIL COMPANY-INTEGRATED (0.14%)
 Occidental Petroleum
  4.00%; 11/30/07                                                   35,000                35,061
 PanCanadian Energy
  7.20%; 11/01/31                                                   40,000                43,639
 Petrobras International Finance
  8.38%; 12/10/18                                                   40,000                36,800
  9.13%; 07/02/13 /2/                                               40,000                40,550
 Petronas Capital /4/
  7.88%; 05/22/22                                                   20,000                22,128
                                                                                         178,178
OIL FIELD MACHINERY & EQUIPMENT (0.08%)
 Cooper Cameron
  2.65%; 04/15/07                                                   60,000                58,205
 Grant Prideco
  9.00%; 12/15/09                                                   45,000                48,937
                                                                                         107,142
OIL REFINING & MARKETING (0.11%)
 Enterprise Products Partners
  6.38%; 02/01/13                                                   20,000                19,811
 Tesoro Petroleum
  8.00%; 04/15/08                                                   45,000                48,150
 Valero Energy
  6.88%; 04/15/12                                                   70,000                76,116
                                                                                         144,077
PAPER & RELATED PRODUCTS (0.53%)
 Abitibi-Consolidated
  6.95%; 12/15/06                                                   60,000                61,492
 Appleton Papers /2/ /4/
  8.13%; 06/15/11                                                   75,000                75,938

                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
 Domtar
                                                                 $                    $
  5.38%; 12/01/13                                                   80,000                76,072
 International Paper
  3.80%; 04/01/08                                                  100,000                98,545
  6.75%; 09/01/11                                                   30,000                32,516
 Norske Skog /4/
  7.63%; 10/15/11                                                   25,000                27,600
 Sappi Papier Holding /4/
  6.75%; 06/15/12                                                   25,000                26,678
 Smurfit Capital Funding
  6.75%; 11/20/05                                                   45,000                46,125
 Stora Enso Oyj
  7.38%; 05/15/11                                                   85,000                94,164
 Weyerhaeuser
  6.13%; 03/15/07                                                   75,000                79,241
  6.75%; 03/15/12                                                   50,000                54,148
                                                                                         672,519
PETROCHEMICALS (0.04%)
 Braskem /4/
  11.75%; 01/22/14                                                  55,000                48,675
PHARMACY SERVICES (0.04%)
 Omnicare
  8.13%; 03/15/11                                                   45,000                48,150
PHYSICAL THERAPY & REHABILITATION CENTERS (0.07%)
 HealthSouth /2/
  6.88%; 06/15/05                                                   95,000                95,119
PIPELINES (0.28%)
 Buckeye Partners
  4.63%; 07/15/13                                                   45,000                41,473
 CenterPoint Energy Resources
  7.75%; 02/15/11                                                   45,000                49,999
 Duke Capital /2/
  4.37%; 03/01/09                                                   30,000                29,149
 Duke Energy Field Services
  7.88%; 08/16/10                                                   30,000                34,190
 Enbridge Energy Partners
  4.00%; 01/15/09                                                   20,000                19,468
 Equitable Resources
  5.15%; 11/15/12                                                   30,000                29,923
 National Fuel Gas
  5.25%; 03/01/13                                                   30,000                29,663
 TEPPCO Partners
  6.13%; 02/01/13                                                   55,000                55,931
 Texas Eastern Transmission
  5.25%; 07/15/07                                                   60,000                61,953
                                                                                         351,749
POLLUTION CONTROL (0.06%)
 Geo Sub /4/
  11.00%; 05/15/12                                                  70,000                70,788
POULTRY (0.12%)
 Tyson Foods
  6.63%; 10/01/04                                                  150,000               151,262

                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (0.49%)
 ACE
                                                                 $                    $
  6.00%; 04/01/07                                                   85,000                89,787
 Ace INA Holdings
  5.88%; 06/15/14                                                   20,000                20,234
  8.20%; 08/15/04                                                   35,000                35,247
 Arch Capital Group
  7.35%; 05/01/34                                                   75,000                75,496
 Infinity Property & Casualty /4/
  5.50%; 02/18/14                                                   65,000                62,533
 Markel /2/
  6.80%; 02/15/13                                                   65,000                67,491
 St. Paul
  5.75%; 03/15/07                                                  100,000               104,724
 W.R. Berkley
  5.13%; 09/30/10                                                   70,000                69,874
 XL Capital
  6.50%; 01/15/12                                                   85,000                90,916
                                                                                         616,302
PUBLISHING-BOOKS (0.05%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                   65,000                68,552
PUBLISHING-NEWSPAPERS (0.04%)
 Garden State Newspapers
  8.63%; 07/01/11                                                   50,000                52,188
RECREATIONAL CENTERS (0.04%)
 AMF Bowling Worldwide /4/
  10.00%; 03/01/10                                                  55,000                56,375
REGIONAL BANKS (0.55%)
 Bank One
  7.63%; 08/01/05                                                   95,000               100,000
 KeyCorp
  4.63%; 05/16/05                                                  120,000               122,005
  8.00%; 07/01/04                                                   50,000                50,000
 PNC Funding
  5.75%; 08/01/06                                                  125,000               131,360
 Wachovia
  5.63%; 12/15/08                                                  115,000               120,153
  6.38%; 02/01/09                                                   10,000                10,753
 Wells Fargo
  3.12%; 08/15/08                                                   35,000                33,633
  5.13%; 02/15/07                                                  120,000               125,053
                                                                                         692,957
REINSURANCE (0.05%)
 Berkshire Hathaway Finance
  4.63%; 10/15/13                                                   65,000                62,126
REMEDIATION SERVICES (0.04%)
 Clean Harbors /4/
  11.25%; 07/15/12                                                  55,000                55,550
RENTAL-AUTO & EQUIPMENT (0.08%)
 NationsRent /4/
  9.50%; 10/15/10                                                   75,000                79,875

                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (CONTINUED)
 United Rentals /2/
                                                                 $                    $
  6.50%; 02/15/12                                                   25,000                23,625
                                                                                         103,500
RESORTS & THEME PARKS (0.06%)
 Intrawest
  10.50%; 02/01/10                                                  75,000                81,094
RETAIL-DRUG STORE (0.05%)
 Rite Aid
  12.50%; 09/15/06                                                  60,000                67,950
RETAIL-PROPANE DISTRIBUTION (0.03%)
 Ferrellgas Partners /4/
  6.75%; 05/01/14                                                   45,000                43,425
RETAIL-RESTAURANTS (0.11%)
 CKE Restaurants
  9.13%; 05/01/09                                                   15,000                15,600
 Yum! Brands
  7.70%; 07/01/12                                                  110,000               125,929
                                                                                         141,529
RETAIL-VISION SERVICE CENTER (0.02%)
 Cole National Group
  8.63%; 08/15/07                                                   20,000                20,200
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.06%)
 General Nutrition Centers /4/
  8.50%; 12/01/10                                                   75,000                77,813
SAVINGS & LOANS-THRIFTS (0.16%)
 Washington Mutual
  3.81%; 06/25/34                                                   85,000                81,746
  3.97%; 03/25/33                                                   96,000                95,456
  5.50%; 01/15/13                                                   20,000                19,986
                                                                                         197,188
SOVEREIGN (0.22%)
 Mexico Government
  8.30%; 08/15/31                                                   40,000                41,900
  8.38%; 01/14/11                                                  175,000               197,750
 South Africa Government
  6.50%; 06/02/14                                                   45,000                45,450
                                                                                         285,100
SPECIAL PURPOSE ENTITY (0.21%)
 Fondo Latinoamericano de Reservas /4/
  3.00%; 08/01/06                                                  270,000               268,698
STEEL PRODUCERS (0.07%)
 International Steel Group /4/
  6.50%; 04/15/14                                                   95,000                89,063
STEEL-SPECIALTY (0.05%)
 CSN Islands VIII /4/
  9.75%; 12/16/13                                                   75,000                67,125
SUPRANATIONAL BANK (0.13%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                                  100,000               102,431

                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SUPRANATIONAL BANK (CONTINUED)
 Corp Andina de Fomento (continued)
                                                                 $                    $
  6.88%; 03/15/12                                                   55,000                59,125
                                                                                         161,556
TELEPHONE-INTEGRATED (1.03%)
 British Telecommunications /3/
  7.88%; 12/15/05                                                  275,000               294,020
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                                   85,000                82,750
  8.50%; 06/15/10 /3/                                               45,000                52,585
 France Telecom /3/
  8.75%; 03/01/11                                                   85,000                98,500
 MCI /2/
  5.91%; 05/01/07                                                   75,000                72,750
 Qwest
  7.20%; 11/01/04                                                   55,000                55,412
 Sprint Capital
  6.00%; 01/15/07                                                   50,000                52,361
  6.13%; 11/15/08                                                   30,000                31,534
  6.88%; 11/15/28                                                   95,000                91,318
  6.90%; 05/01/19                                                   40,000                40,238
 Telecom Italia Capital /4/
  4.00%; 11/15/08                                                   45,000                44,205
  5.25%; 11/15/13                                                  120,000               116,142
  6.38%; 11/15/33                                                   25,000                24,134
 Telefonica Europe
  7.75%; 09/15/10                                                  100,000               114,375
 Telefonos de Mexico
  4.50%; 11/19/08                                                   10,000                 9,708
  8.25%; 01/26/06                                                  120,000               128,289
                                                                                       1,308,321
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  6.50%; 04/15/07                                                   40,000                42,681
THEATERS (0.11%)
 Cinemark /1/ /3/ /4/
  0.00%; 03/15/14                                                   60,000                39,150
 Cinemark USA /5/
  8.50%; 08/01/08                                                  100,000               102,833
                                                                                         141,983
TRANSPORT-RAIL (0.09%)
 Union Pacific
  4.70%; 01/02/24                                                   20,000                18,962
  5.75%; 10/15/07                                                   85,000                89,415
                                                                                         108,377
TRANSPORT-SERVICES (0.05%)
 FedEx
  1.88%; 04/01/05 /3/ /4/                                           40,000                40,047
  3.50%; 04/01/09 /4/                                               25,000                23,994
                                                                                          64,041
VENTURE CAPITAL (0.04%)
 Arch Western Finance /4/
  6.75%; 07/01/13                                                   45,000                45,000

                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
VITAMINS & NUTRITION PRODUCTS (0.02%)
 WH Holdings/WH Capital /4/
                                                                 $                    $
  9.50%; 04/01/11                                                   25,000                26,000
WIRE & CABLE PRODUCTS (0.08%)
 Superior Essex Communications /4/
  9.00%; 04/15/12                                                  100,000                95,500
                                                              TOTAL BONDS             26,916,628


FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (3.31%)
                                                                 Principal
       Type              Rate              Maturity               Amount                Value
-------------------------------------------------------------------------------------------------------
                                                                 $                    $
FHLMC /6/           5.00%           12/01/17 - 07/15/34          1,590,467             1,580,344
FHLMC /6/           5.50%           12/01/22 - 07/01/34          1,601,466             1,602,431
FHLMC               6.00%           01/01/29                       145,951               149,801
FHLMC               6.50%           07/01/16 - 11/01/31            403,324               423,454
FHLMC               7.00%           12/01/27 - 01/01/31            166,813               176,740
FHLMC               7.50%           08/01/30 - 01/01/31             54,984                59,241
FHLMC               8.00%           12/01/30                       177,234               192,458
                                                 TOTAL FHLMC CERTIFICATES              4,184,469

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (5.33%)
                                                                 Principal
       Type              Rate              Maturity               Amount                Value
-------------------------------------------------------------------------------------------------------
FNMA                4.50%           09/01/10 - 07/01/33            911,779               886,294
FNMA /6/            5.00%           07/01/19 - 07/01/34          2,900,000             2,874,470
FNMA                5.50%           01/01/33 - 09/01/33          1,698,377             1,695,438
FNMA                6.00%           06/01/06 - 02/01/34            864,583               894,272
FNMA                6.50%           05/01/06 - 02/01/32            372,562               387,780
FNMA                7.00%           08/01/29                        10,104                10,696
                                                  TOTAL FNMA CERTIFICATES              6,748,950

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (3.18%)
                                                                 Principal
       Type              Rate              Maturity               Amount                Value
-------------------------------------------------------------------------------------------------------
GNMA I              5.50%           09/15/33                     1,957,139             1,959,026
GNMA I              6.00%           01/15/29 - 12/15/33            886,830               911,179
GNMA I              7.00%           05/15/31                        77,471                82,394
GNMA II             5.50%           12/20/33                       476,506               476,371
GNMA II             6.00%           09/20/26                       162,611               167,119
GNMA II             6.50%           10/20/31                       280,243               292,526
GNMA II             7.00%           02/20/32                       133,659               141,863
                                                  TOTAL GNMA CERTIFICATES              4,030,478

                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
TREASURY BONDS (4.27%)
 U.S. Treasury
                                                                 $                    $
  3.88%; 02/15/13 /2/                                              250,000               238,994
  4.00%; 02/15/14 /2/                                              225,000               214,436
  4.75%; 05/15/14 /2/                                              200,000               202,086
  5.00%; 02/15/11 /2/                                              575,000               601,863
  5.38%; 02/15/31 /2/                                              465,000               468,978
  6.00%; 02/15/26                                                  125,000               134,692
  6.25%; 05/15/30 /2/                                              285,000               319,100
  7.13%; 02/15/23                                                  205,000               248,506
  7.25%; 05/15/16                                                  260,000               314,326
  8.00%; 11/15/21 /2/                                              675,000               884,724
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                                  228,929               227,569
  3.63%; 01/15/08                                                  360,744               394,240
  3.88%; 01/15/09                                                  515,853               575,096
  4.25%; 01/15/10                                                  502,839               575,515
                                                     TOTAL TREASURY BONDS              5,400,125

                                                                 Principal
                                                                  Amount                Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.92%)
MONEY CENTER BANKS (0.92%)
 Investment in Joint Trading Account; Citicorp
  1.42%; 07/01/04                                                1,160,337             1,160,337
                                                   TOTAL COMMERCIAL PAPER              1,160,337


See accompanying notes.
                                                        Maturity
                                                          Amount        Value
Repurchase Agreements (6.99%)

        Goldman Sachs; 1.25%; dated 06/30/04
          Maturing 07/01/04 (collateralized by
          U.S. Treasury Inflation-Indexed
          Obligation; $8,878,672; 01/15/09) /7/         $8,844,307  $ 8,844,000
                                                                    -----------

                        Total Repurchase Agreements                   8,844,000
                                                                    -----------

              Total Portfolio Investments (109.44%)                 138,518,009

  Liabilities, net of cash and receivables (-9.44%)                 (11,944,018)
                                                                    -----------

                                Total Net Assets (100.00%)         $126,573,991
                                                                    -----------
                                                                    -----------
/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/3 /Variable rate.
/4 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $3,837,909 or 3.03% of net assets.
/5 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/6 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/7 /Security was purchased with the cash proceeds from securities loan

 See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                Principal

                                                Amount                              Value

---------------------------------------------------------------------------------------------------
BONDS (55.28%)
ADVANCED MATERIALS & PRODUCTS (0.10%)
 Hexcel
                                                           $                     $
  9.75%; 01/15/09                                             250,000                262,188
AEROSPACE & DEFENSE (0.15%)
 Raytheon
  4.85%; 01/15/11                                             420,000                416,851
AEROSPACE & DEFENSE EQUIPMENT (0.10%)
 K&F Industries
  9.25%; 10/15/07                                             265,000                272,950
AGRICULTURAL OPERATIONS (0.39%)
 Bunge Limited Finance
  4.38%; 12/15/08                                             550,000                542,004
  5.35%; 04/15/14                                             335,000                319,951
  5.88%; 05/15/13                                             180,000                180,725
                                                                                   1,042,680
AIRLINES (0.17%)
 Northwest Airlines
  7.58%; 09/01/20                                             281,449                276,688
 Southwest Airlines
  5.10%; 05/01/06                                             182,666                187,199
                                                                                     463,887
ASSET BACKED SECURITIES (1.54%)
 Bear Stearns Asset Backed Securities /1/
  1.90%; 03/25/34                                             635,000                634,971
 Chase Funding Mortgage Loan Asset
  Backed Certificates /1/
  1.59%; 09/25/33                                             450,000                449,980
  1.80%; 09/25/33                                             490,000                489,979
 Countrywide Asset Backed Certificates
  1.80%; 02/25/34 /1/                                       1,357,143              1,358,572
  3.61%; 04/25/30                                             535,000                533,213
 Master Adjustable Rate Mortgages Trust /1/
  2.40%; 03/25/34                                             660,000                664,810
                                                                                   4,131,525
AUTO-CARS & LIGHT TRUCKS (0.93%)
 DaimlerChrysler Holding
  2.18%; 08/08/06 /1/                                         775,000                782,910
  4.05%; 06/04/08                                             400,000                392,210
  4.75%; 01/15/08                                             110,000                110,912
  6.90%; 09/01/04                                             325,000                327,244
  7.25%; 01/18/06                                             265,000                280,912
 Ford Motor
  7.45%; 07/16/31                                             155,000                147,749
 General Motors
  8.25%; 07/15/23                                             305,000                319,411
 Hyundai Motor Manufacturing /2/
  5.30%; 12/19/08                                             155,000                152,533
                                                                                   2,513,881
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.53%)
 Delco Remy International
  8.63%; 12/15/07                                             300,000                306,000
 Delphi /1/
  1.96%; 12/01/04                                             400,000                400,000

                                                             Principal
                                                               Amount                 Value

----------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
 Lear /3/
                                                                $                     $
  7.96%; 05/15/05                                                  350,000                364,952
 Tenneco Automotive
  11.63%; 10/15/09                                                 335,000                360,125
                                                                                        1,431,077
AUTOMOBILE SEQUENTIAL (0.52%)
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                                  410,828                417,086
 Ford Credit Auto Owner Trust
  4.72%; 12/15/05                                                  150,000                151,345
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                                  830,604                833,148
                                                                                        1,401,579
BEVERAGES-NON-ALCOHOLIC (0.11%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                  270,000                282,929
BREWERY (0.31%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                                 300,000                343,500
 Coors Brewing
  6.38%; 05/15/12                                                  280,000                299,939
 SABMiller /2/
  6.63%; 08/15/33                                                  170,000                177,546
                                                                                          820,985
BROADCASTING SERVICES & PROGRAMMING (0.49%)
 Clear Channel Communications
  5.75%; 01/15/13                                                  535,000                537,959
 Grupo Televisa
  8.50%; 03/11/32                                                   90,000                 90,675
 Liberty Media
  3.50%; 09/25/06                                                  430,000                429,220
  5.70%; 05/15/13                                                  250,000                246,280
                                                                                        1,304,134
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.57%)
 CRH America
  6.40%; 10/15/33                                                  180,000                179,741
  6.95%; 03/15/12                                                  288,000                316,448
 Masco
  1.65%; 03/09/07 /1/ /2/                                          800,000                799,883
  5.88%; 07/15/12                                                  225,000                233,687
                                                                                        1,529,759
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 York International
  6.63%; 08/15/06                                                  150,000                159,237
BUILDING PRODUCTS-WOOD (0.04%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                                  105,000                 98,559
BUILDING-RESIDENTIAL & COMMERCIAL (0.28%)
 DR Horton
  8.50%; 04/15/12                                                  345,000                381,225
 KB Home
  7.75%; 02/01/10                                                  360,000                370,800
                                                                                          752,025
                                                             Principal
                                                             Amount                       Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (0.99%)
 Charter Communications /2/
                                                              $                     $
  8.38%; 04/30/14                                                150,000                145,125
 Comcast
  5.30%; 01/15/14                                                 80,000                 77,006
  5.85%; 01/15/10                                                 40,000                 41,739
  7.05%; 03/15/33                                                300,000                310,762
 Comcast Cable Communications
  6.75%; 01/30/11                                                275,000                296,748
 Cox Communications
  5.50%; 10/01/15                                                180,000                173,128
  6.75%; 03/15/11                                                395,000                425,904
  7.50%; 08/15/04                                                250,000                251,481
 EchoStar DBS
  5.75%; 10/01/08                                                200,000                197,250
  10.38%; 10/01/07                                               315,000                336,656
 Rogers Cable
  6.25%; 06/15/13                                                 60,000                 56,485
 Rogers Cablesystems
  10.00%; 03/15/05                                               325,000                337,361
                                                                                      2,649,645
CASINO HOTELS (0.27%)
 Aztar /2/
  7.88%; 06/15/14                                                150,000                151,500
 Coast Hotels & Casinos
  9.50%; 04/01/09                                                200,000                210,000
 Harrah's Operating /2/
  5.50%; 07/01/10                                                375,000                376,878
                                                                                        738,378
CASINO SERVICES (0.14%)
 International Game Technology
  8.38%; 05/15/09                                                310,000                364,696
CELLULAR TELECOMMUNICATIONS (1.19%)
 America Movil /2/
  5.50%; 03/01/14                                                520,000                479,018
 AT&T Wireless Services
  7.88%; 03/01/11                                                290,000                329,864
  8.13%; 05/01/12                                                625,000                722,594
 Nextel Communications
  9.38%; 11/15/09                                                535,000                571,781
 Rural Cellular /2/
  8.25%; 03/15/12                                                145,000                148,263
 Telus
  7.50%; 06/01/07                                                290,000                315,848
  8.00%; 06/01/11                                                 50,000                 56,828
 Verizon Wireless Capital
  5.38%; 12/15/06                                                560,000                583,822
                                                                                      3,208,018
CHEMICALS-DIVERSIFIED (0.47%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                                240,000                249,916
  7.00%; 03/15/11                                                315,000                345,323
 ICI Wilmington I
  5.63%; 12/01/13                                                295,000                288,359
 Lyondell Chemical
  9.88%; 05/01/07                                                245,000                256,025


                                                                Principal
                                                                  Amount                  Value
--------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
 Phibro Animal Health
                                                                $                     $
  9.88%; 06/01/08                                                  125,000                113,750
                                                                                        1,253,373
CHEMICALS-SPECIALTY (0.21%)
 Hercules /2/
  6.75%; 10/15/29                                                  200,000                192,000
 Rhodia /2/
  10.25%; 06/01/10                                                 200,000                202,000
 Westlake Chemical
  8.75%; 07/15/11                                                  150,000                162,750
                                                                                          556,750
CIRCUIT BOARDS (0.12%)
 Jabil Circuit
  5.88%; 07/15/10                                                  315,000                325,394
COAL (0.17%)
 Massey Energy
  6.63%; 11/15/10                                                  140,000                139,300
 Peabody Energy
  6.88%; 03/15/13                                                  305,000                308,812
                                                                                          448,112
COATINGS & PAINT (0.06%)
 Valspar
  6.00%; 05/01/07                                                  155,000                163,728
COMMERCIAL BANKS (0.17%)
 Marshall & Ilsley Bank
  4.13%; 09/04/07                                                  100,000                101,913
 Union Planters Bank
  5.13%; 06/15/07                                                  335,000                351,240
                                                                                          453,153
COMMERCIAL SERVICE-FINANCE (0.06%)
 Dollar Financial Group /2/
  9.75%; 11/15/11                                                  150,000                156,750
COMMERCIAL SERVICES (0.05%)
 Iron Mountain
  6.63%; 01/01/16                                                  150,000                136,500
COMPUTER SERVICES (0.10%)
 Unisys
  7.88%; 04/01/08                                                  265,000                270,963
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 NCR
  7.13%; 06/15/09                                                   75,000                 82,036
CONTAINERS-METAL & GLASS (0.05%)
 Silgan Holdings
  6.75%; 11/15/13                                                  150,000                145,500
CONTAINERS-PAPER & PLASTIC (0.11%)
 Norampac
  6.75%; 06/01/13                                                  315,000                308,700


                                                                 Principal
                                                                 Amount                   Value
---------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (1.77%)
 American Express Credit Account
  Master Trust /1/
                                                                    $                     $
  1.49%; 09/15/11                                                      240,000                240,428
 American Express Master Trust
  7.85%; 08/15/05                                                      600,000                607,919
 Capital One Multi-Asset Execution Trust /1/
  1.46%; 12/15/09                                                      675,000                675,340
 Chase Credit Card Master Trust /1/
  1.44%; 05/15/09                                                      900,000                899,749
 Citibank Credit Card Issuance Trust
  4.10%; 12/07/06                                                    1,150,000              1,161,263
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                                    1,120,000              1,174,703
                                                                                            4,759,402
DATA PROCESSING & MANAGEMENT (0.06%)
 Certegy
  4.75%; 09/15/08                                                      155,000                156,589
DISPOSABLE MEDICAL PRODUCTS (0.08%)
 Medex
  8.88%; 05/15/13                                                      200,000                211,000
DIVERSIFIED FINANCIAL SERVICES (0.70%)
 General Electric Capital
  0.87%; 03/10/40 /1/                                                9,259,149                300,321
  1.33%; 02/02/09 /1/                                                  925,000                926,828
  6.75%; 03/15/32                                                      210,000                225,753
 John Deere Capital
  3.13%; 12/15/05                                                      250,000                250,931
 NiSource Finance
  3.20%; 11/01/06                                                      185,000                182,897
                                                                                            1,886,730
DIVERSIFIED MANUFACTURING OPERATIONS (0.62%)
 General Electric
  5.00%; 02/01/13                                                      490,000                482,245
 Invensys /2/
  9.88%; 03/15/11                                                      250,000                248,750
 J.B. Poindexter /2/
  8.75%; 03/15/14                                                      200,000                203,000
 Tyco International Group
  6.00%; 11/15/13                                                      255,000                262,143
  6.38%; 02/15/06                                                      335,000                351,718
  6.38%; 10/15/11                                                      115,000                122,335
                                                                                            1,670,191
DIVERSIFIED MINERALS (0.13%)
 Corp. Nacional del Cobre de Chile /2/
  5.50%; 10/15/13                                                      135,000                134,050
 Vale Overseas
  9.00%; 08/15/13                                                      210,000                215,250
                                                                                              349,300
DIVERSIFIED OPERATIONS (0.07%)
 Hutchison Whampoa International /2/
  6.50%; 02/13/13                                                      175,000                175,133


                                                                       Principal
                                                                         Amount                Value

------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
E-COMMERCE-PRODUCTS (0.05%)
 FTD
                                                                      $                     $
  7.75%; 02/15/14                                                        150,000                139,125
ELECTRIC-GENERATION (0.16%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                                       145,600                144,144
 Korea East-West Power /2/
  4.88%; 04/21/11                                                        105,000                101,406
 Tenaska Virginia Partners /2/
  6.12%; 03/30/24                                                        190,000                187,760
                                                                                                433,310
ELECTRIC-INTEGRATED (3.98%)
 Appalachian Power
  5.95%; 05/15/33                                                        100,000                 92,208
 Arizona Public Service
  5.80%; 06/30/14                                                        195,000                195,188
  6.50%; 03/01/12                                                        215,000                229,688
 Centerior Energy
  7.67%; 07/01/04                                                        275,000                275,000
 Centerpoint Energy
  5.88%; 06/01/08                                                        200,000                202,877
  7.25%; 09/01/10                                                        215,000                228,656
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                                        125,000                108,119
 Consolidated Edison
  3.63%; 08/01/08                                                        210,000                205,760
 Consumers Energy
  4.25%; 04/15/08                                                         80,000                 79,283
  6.00%; 03/15/05                                                        155,000                158,615
 Dayton Power & Light /2/
  5.13%; 10/01/13                                                        250,000                238,608
 Dominion Resources
  1.55%; 05/15/06 /1/                                                    650,000                650,951
  7.82%; 09/15/04                                                      1,000,000              1,011,258
 DPL
  6.88%; 09/01/11                                                        150,000                151,125
 Entergy Gulf States
  3.60%; 06/01/08                                                        200,000                192,972
 Exelon
  6.75%; 05/01/11                                                        200,000                217,505
 FirstEnergy
  6.45%; 11/15/11                                                        375,000                388,785
 Florida Power
  4.80%; 03/01/13                                                         75,000                 72,434
 FPL Energy Wind Funding /2/
  6.88%; 06/27/17                                                        283,800                278,124
 FPL Group Capital
  3.25%; 04/11/06                                                        190,000                190,583
 Georgia Power /1/
  1.43%; 02/17/09                                                      1,050,000              1,048,867
 Indianapolis Power & Light
  7.38%; 08/01/07                                                        245,000                263,743
 Jersey Central Power & Light /2/
  5.63%; 05/01/16                                                        100,000                 98,450
 MidAmerican Energy Holdings
  3.50%; 05/15/08                                                        150,000                144,689
  4.63%; 10/01/07                                                        225,000                227,526

                                                                      Principal
                                                                      Amount                     Value

------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 MSW Energy /2/
                                                                          $                     $
  7.38%; 09/01/10                                                            250,000                248,750
 Northeast Utilities
  3.30%; 06/01/08                                                            160,000                153,420
 Ohio Power
  4.85%; 01/15/14                                                            210,000                200,175
 Oncor Electric Delivery
  6.38%; 05/01/12                                                            250,000                267,544
 Pacific Gas & Electric
  3.60%; 03/01/09                                                            180,000                173,267
  6.05%; 03/01/34                                                            630,000                592,550
 Pepco Holdings
  3.75%; 02/15/06                                                            625,000                628,009
  4.00%; 05/15/10                                                             80,000                 74,393
 Power Contract Financing /2/
  5.20%; 02/01/06                                                            170,247                171,295
 Puget Energy
  3.36%; 06/01/08                                                            200,000                192,127
 Southern California Edison
  5.00%; 01/15/14                                                            100,000                 97,289
  8.00%; 02/15/07                                                            320,000                353,492
 Southwestern Electric Power
  4.50%; 07/01/05                                                            240,000                244,434
 TXU Energy
  6.13%; 03/15/08                                                            150,000                158,251
 Westar Energy
  8.50%; 07/01/22                                                            190,000                195,662
                                                                                                 10,701,672
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.09%)
 Flextronics International
  6.50%; 05/15/13                                                            250,000                243,750
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.16%)
 Fairchild Semiconductor International
  10.50%; 02/01/09                                                           400,000                435,000
ELECTRONICS-MILITARY (0.22%)
 L-3 Communications
  8.00%; 08/01/08                                                            575,000                595,125
FEDERAL & FEDERALLY SPONSORED CREDIT (0.12%)
 Housing Urban Development
  2.99%; 08/01/05                                                            325,000                327,314
FIDUCIARY BANKS (0.31%)
 State Street Capital Trust II /1/
  1.75%; 02/15/08                                                            825,000                830,042
FILTRATION & SEPARATION PRODUCTS (0.05%)
 Polypore /2/
  8.75%; 05/15/12                                                            125,000                130,313
FINANCE-AUTO LOANS (1.95%)
 American Honda Finance /1/ /2/
  1.39%; 02/20/07                                                          1,050,000              1,049,529
 Ford Motor Credit
  5.80%; 01/12/09                                                            350,000                353,290
  6.13%; 01/09/06                                                            265,000                274,141
  6.50%; 01/25/07                                                            395,000                415,037

                                                                           Principal
                                                                           Amount                   Value

------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 Ford Motor Credit (continued)
                                                                            $                     $
  6.88%; 02/01/06                                                              450,000                472,004
  7.25%; 10/25/11                                                              425,000                443,824
  7.88%; 06/15/10                                                              200,000                217,613
 General Motors Acceptance
  2.40%; 10/20/05 /1/                                                          650,000                655,277
  5.63%; 05/15/09                                                              600,000                598,797
  6.88%; 08/28/12                                                              375,000                381,472
  8.00%; 11/01/31                                                              140,000                143,442
 Toyota Motor Credit
  2.80%; 01/18/06                                                              225,000                225,756
                                                                                                    5,230,182
FINANCE-COMMERCIAL (0.20%)
 CIT Group /1/
  1.45%; 02/15/07                                                              525,000                525,174
FINANCE-CONSUMER LOANS (0.65%)
 Household Finance
  1.33%; 02/09/07 /1/                                                          925,000                926,541
  3.38%; 02/21/06                                                              150,000                150,766
  4.13%; 12/15/08                                                              300,000                295,716
  4.75%; 07/15/13                                                              230,000                216,890
  7.00%; 05/15/12                                                              150,000                165,695
                                                                                                    1,755,608
FINANCE-CREDIT CARD (0.33%)
 Capital One Bank
  5.00%; 06/15/09                                                              320,000                320,916
  6.88%; 02/01/06                                                              535,000                564,288
                                                                                                      885,204
FINANCE-INVESTMENT BANKER & BROKER (2.86%)
 BCP Caylux Holdings Luxembourg /2/
  9.63%; 06/15/14                                                              150,000                155,437
 Bear Stearns
  1.47%; 01/30/09 /1/                                                          675,000                676,176
  1.87%; 06/25/34 /1/                                                          560,000                561,832
  3.00%; 03/30/06                                                              375,000                374,639
  4.00%; 01/31/08                                                              110,000                109,627
 Citigroup
  5.75%; 05/10/06                                                              750,000                785,738
  6.63%; 06/15/32                                                              275,000                284,819
 Credit Suisse First Boston
  3.88%; 01/15/09                                                              175,000                170,662
  5.75%; 04/15/07                                                              245,000                258,152
 Goldman Sachs Group
  3.88%; 01/15/09                                                              340,000                331,548
  5.15%; 01/15/14                                                              175,000                168,056
  6.60%; 01/15/12                                                              620,000                667,175
 Lehman Brothers Holdings
  4.80%; 03/13/14                                                              375,000                350,608
 Merrill Lynch
  1.43%; 02/06/09 /1/                                                          925,000                925,146
  4.50%; 11/04/10                                                              250,000                246,489
 Morgan Stanley
  0.91%; 04/15/34 /1/                                                        4,670,060                122,734
  1.38%; 02/15/07 /1/                                                          600,000                600,106
  4.25%; 05/15/10                                                              150,000                147,195


                                                                           Principal
                                                                           Amount                       Value

------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Morgan Stanley (continued)
                                                                        $                     $
  4.75%; 04/01/14                                                          325,000                299,852
  5.30%; 03/01/13                                                          190,000                186,968
  6.75%; 04/15/11                                                          240,000                263,009
                                                                                                7,685,968
FINANCE-LEASING COMPANY (0.25%)
 Boeing Capital
  7.10%; 09/27/05                                                          635,000                670,554
FINANCE-MORTGAGE LOAN/BANKER (5.25%)
 Countrywide Home Loan
  1.40%; 02/17/06 /1/                                                      125,000                124,985
  1.80%; 06/02/06 /1/                                                      925,000                930,345
  4.25%; 12/19/07                                                          120,000                121,193
  4.63%; 12/19/33 /1/                                                    1,100,000              1,060,882
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                                        1,000,000                956,212
  3.25%; 02/25/08                                                        1,800,000              1,763,152
  4.50%; 07/15/13                                                        1,400,000              1,339,268
  4.75%; 10/11/12                                                          550,000                533,778
  4.75%; 05/06/13                                                          625,000                601,737
  5.13%; 11/07/13                                                           55,000                 53,844
  6.75%; 03/15/31                                                        1,786,000              1,993,824
 Federal National Mortgage Association
  2.30%; 03/28/06                                                          200,000                198,163
  2.88%; 05/19/08                                                          425,000                409,147
  3.32%; 11/25/32                                                          254,576                255,146
  3.70%; 11/01/07                                                          920,000                916,305
  3.75%; 07/29/05                                                          975,000                976,170
  4.32%; 07/26/07                                                          485,000                493,785
  4.75%; 02/21/13                                                          650,000                627,427
  6.25%; 05/15/29                                                          550,000                578,597
  7.25%; 05/15/30                                                          160,000                189,179
                                                                                               14,123,139
FINANCE-OTHER SERVICES (0.39%)
 Verizon Global Funding
  6.75%; 12/01/05                                                        1,000,000              1,053,958
FOOD-MISCELLANEOUS/DIVERSIFIED (0.51%)
 Chiquita Brands International
  10.56%; 03/15/09                                                         200,000                218,000
 ConAgra Foods
  7.40%; 09/15/04                                                          200,000                201,952
 Corn Products International
  8.45%; 08/15/09                                                          290,000                321,175
 Kraft Foods
  4.63%; 11/01/06                                                          350,000                358,378
  5.63%; 11/01/11                                                          125,000                127,162
  6.25%; 06/01/12                                                           20,000                 21,060
  6.50%; 11/01/31                                                          125,000                126,266
                                                                                                1,373,993
FOOD-RETAIL (0.37%)
 Delhaize America
  7.38%; 04/15/06                                                          425,000                447,854
 Kroger
  6.20%; 06/15/12                                                           30,000                 31,409

                                                                           Principal
                                                                           Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (CONTINUED)
 Kroger (continued)                                                        $                     $
  7.50%; 04/01/31                                                            100,000                110,678
 Safeway
  2.50%; 11/01/05                                                            250,000                248,464
  6.50%; 03/01/11                                                            140,000                148,339
                                                                                                    986,744
GAS-DISTRIBUTION (0.22%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                                           325,000                340,437
 Sempra Energy
  4.75%; 05/15/09                                                            250,000                251,505
                                                                                                    591,942
HOME DECORATION PRODUCTS (0.07%)
 Newell Rubbermaid
  4.00%; 05/01/10                                                            115,000                109,164
  4.63%; 12/15/09                                                             90,000                 89,213
                                                                                                    198,377
HOME EQUITY-OTHER (1.15%)
 Argent Securities /1/
  1.52%; 02/25/34                                                            475,000                474,534
 Long Beach Mortgage Loan Trust /1/
  1.83%; 06/25/34                                                            170,000                170,011
  2.38%; 06/25/34                                                            200,000                199,998
 Option One Mortgage Loan Trust /1/
  1.83%; 05/25/34                                                            485,000                485,414
  2.35%; 05/25/34                                                            485,000                484,978
 Saxon Asset Securities Trust /1/
  2.43%; 03/25/35                                                            810,000                808,785
 Specialty Underwriting & Residential
  Finance/1/
  1.81%; 02/25/35                                                            460,000                459,980
                                                                                                  3,083,700
HOME EQUITY-SEQUENTIAL (0.48%)
 Ameriquest Mortgage Securities /1/
  1.50%; 04/25/34                                                            560,000                559,975
 Residential Asset Securities
  3.28%; 08/25/29                                                            525,000                518,801
  4.59%; 10/25/26                                                            219,090                220,715
                                                                                                  1,299,491
HOTELS & MOTELS (0.06%)
 Boca Resorts
  9.88%; 04/15/09                                                            150,000                157,875
INSTRUMENTS-CONTROLS (0.04%)
 Parker Hannifin
  4.88%; 02/15/13                                                            120,000                116,726
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.08%)
 AMVESCAP
  5.38%; 02/27/13                                                             70,000                 68,647
  5.90%; 01/15/07                                                            150,000                158,413
                                                                                                    227,060
LEISURE & RECREATION PRODUCTS (0.05%)
 K2 /2/
  7.38%; 07/01/14                                                            125,000                127,188

                                                                           Principal
                                                                           Amount                    Value

------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (0.38%)
 John Hancock Global Funding II /1/ /2/
                                                                         $                     $
  1.28%; 04/03/09                                                           950,000                949,019
 Nationwide Financial Services
  5.63%; 02/13/15                                                            65,000                 65,708
                                                                                                 1,014,727
MACHINERY-CONSTRUCTION & MINING (0.08%)
 Terex
  9.25%; 07/15/11                                                           200,000                218,000
MEDICAL INFORMATION SYSTEM (0.06%)
 NDCHealth
  10.50%; 12/01/12                                                          150,000                165,375
MEDICAL-DRUGS (0.13%)
 Biovail
  7.88%; 04/01/10                                                           150,000                148,125
 Schering-Plough
  5.30%; 12/01/13                                                           215,000                211,138
                                                                                                   359,263
MEDICAL-HMO (0.19%)
 Anthem
  4.88%; 08/01/05                                                           500,000                510,033
MEDICAL-HOSPITALS (0.19%)
 HCA
  5.25%; 11/06/08                                                           245,000                243,485
  7.13%; 06/01/06                                                           250,000                264,085
                                                                                                   507,570
METAL PROCESSORS & FABRICATION (0.09%)
 Mueller Group /2/
  10.00%; 05/01/12                                                          225,000                234,000
METAL-DIVERSIFIED (0.40%)
 Falconbridge
  5.38%; 06/01/15                                                           135,000                117,827
  7.35%; 06/05/12                                                            65,000                 67,488
 Noranda
  7.25%; 07/15/12                                                           310,000                311,540
 Rio Tinto Finance
  5.75%; 07/03/06                                                           555,000                581,943
                                                                                                 1,078,798
MISCELLANEOUS INVESTING (0.21%)
 iStar Financial
  4.88%; 01/15/09                                                           335,000                324,379
 United Dominion Realty Trust
  6.50%; 06/15/09                                                           235,000                253,175
                                                                                                   577,554
MONEY CENTER BANKS (0.50%)
 Bank of America
  4.88%; 09/15/12                                                           610,000                594,360
  7.40%; 01/15/11                                                           285,000                322,996
 JP Morgan Chase
  4.50%; 11/15/10                                                           275,000                267,667
 United Overseas Bank /2/
  4.50%; 07/02/13                                                           170,000                155,613
                                                                                                 1,340,636
                                                                           Principal
                                                                           Amount                   Value

------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (1.94%)
 Banc of America Commercial Mortgage /1/
                                                                          $                     $
  0.05%; 11/10/38                                                          3,981,209                 68,322
  1.32%; 11/10/38                                                          2,493,159                126,466
 Bear Stearns Adjustable Rate
  Mortgage Trust /1/ /4/
  3.52%; 06/25/34                                                            295,000                281,172
 Bear Stearns Commercial Mortgage Securities /1/ /2/
  0.86%; 05/11/39                                                          3,300,000                 93,908
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                                            238,781                255,323
  7.63%; 07/15/32                                                            900,000              1,021,298
 CS First Boston Mortgage Securities /1/
  0.57%; 05/15/36                                                          5,377,631                128,165
  1.70%; 06/25/34                                                            120,000                119,643
 DLJ Commercial Mortgage
  7.34%; 10/10/32                                                            180,000                202,551
 First Union National Bank Commercial Mortgage
  8.09%; 05/17/32                                                            275,000                316,943
 GMAC Commercial Mortgage Securities /1/
  0.97%; 03/10/38                                                          4,607,134                204,032
 Greenwich Capital Commercial Funding /1/ /2/
  0.55%; 06/10/36                                                          8,898,000                174,347
 JP Morgan Chase Commercial Mortgage Securities /1/ /2/
  1.39%; 01/12/39                                                          4,500,000                248,103
 LB-UBS Commercial Mortgage Trust /1/ /2/
  0.15%; 03/15/36                                                          2,865,030                 76,880
  0.87%; 03/15/34                                                          3,116,086                 74,278
  1.41%; 03/15/36                                                          2,706,589                148,732
 Merrill Lynch Mortgage Investors /1/
  1.86%; 01/25/35                                                            370,000                369,983
 Merrill Lynch Mortgage Trust /1/
  0.76%; 02/12/42                                                          9,193,847                240,649
 Morgan Stanley Capital I
  1.30%; 01/13/41 /1/ /2/                                                  2,950,000                161,492
  4.57%; 12/18/32                                                            193,977                197,412
  5.33%; 12/18/32                                                            550,000                571,743
  7.11%; 04/15/33                                                            110,000                121,999
                                                                                                  5,203,441
MULTI-LINE INSURANCE (0.08%)
 Safeco
  4.88%; 02/01/10                                                            210,000                211,483
MULTIMEDIA (0.81%)
 AOL Time Warner
  5.63%; 05/01/05                                                            350,000                358,572
  7.63%; 04/15/31                                                            530,000                573,535
 Gannett
  4.95%; 04/01/05                                                            425,000                432,679
 News America
  4.75%; 03/15/10                                                             95,000                 94,406
  6.55%; 03/15/33                                                            240,000                242,774
  6.63%; 01/09/08                                                            255,000                275,767

                                                                           Principal
                                                                           Amount                    Value

------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (CONTINUED)
 Walt Disney
                                                                          $                     $
  5.38%; 06/01/07                                                            200,000                208,261
                                                                                                  2,185,994
MUSIC (0.05%)
 Warner Music Group /2/
  7.38%; 04/15/14                                                            150,000                144,750
MUTUAL INSURANCE (0.14%)
 Liberty Mutual Group /2/
  5.75%; 03/15/14                                                            235,000                226,786
  7.00%; 03/15/34                                                            160,000                155,486
                                                                                                    382,272
NON-HAZARDOUS WASTE DISPOSAL (0.05%)
 Waste Management
  5.00%; 03/15/14                                                            150,000                142,570
NON-HOTEL GAMBLING (0.15%)
 Horseshoe Gaming Holding
  8.63%; 05/15/09                                                            375,000                390,937
OFFICE AUTOMATION & EQUIPMENT (0.09%)
 Xerox
  7.63%; 06/15/13                                                            250,000                255,625
OIL & GAS DRILLING (0.44%)
 Nabors Holdings
  4.88%; 08/15/09                                                            255,000                258,510
 Precision Drilling
  5.63%; 06/01/14                                                            300,000                301,747
 Pride International
  9.38%; 05/01/07 /3/                                                        320,000                326,400
  10.00%; 06/01/09                                                           275,000                290,125
                                                                                                  1,176,782
OIL COMPANY-EXPLORATION & PRODUCTION (1.53%)
 Anadarko Finance
  6.75%; 05/01/11                                                            275,000                302,465
 Anadarko Petroleum
  5.38%; 03/01/07                                                            365,000                381,234
 Canadian Natural Resources
  7.20%; 01/15/32                                                              5,000                  5,519
 Devon Financing
  7.88%; 09/30/31                                                            275,000                315,551
 Energy Partners
  8.75%; 08/01/10                                                            200,000                209,000
 Husky Energy
  6.15%; 06/15/19                                                            255,000                256,053
 Nexen
  5.05%; 11/20/13                                                            150,000                143,858
  7.88%; 03/15/32                                                            125,000                145,237
 Noble Energy /2/
  5.25%; 04/15/14                                                            285,000                278,383
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                                            500,000                511,250
  7.88%; 02/01/09                                                            770,000                837,375
 Petroleos Mexicanos
  6.50%; 02/01/05                                                            450,000                459,450

                                                                           Principal
                                                                           Amount                    Value

------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Swift Energy
                                                                          $                     $
  10.25%; 08/01/09                                                           165,000                174,075
 XTO Energy
  6.25%; 04/15/13                                                             90,000                 93,623
                                                                                                  4,113,073
OIL COMPANY-INTEGRATED (0.43%)
 Conoco Funding
  7.25%; 10/15/31                                                            350,000                399,538
 Occidental Petroleum
  4.00%; 11/30/07                                                            170,000                170,298
 Petrobras International Finance
  8.38%; 12/10/18                                                            260,000                239,200
  9.13%; 02/01/07                                                            200,000                215,000
 Petronas Capital /2/
  7.88%; 05/22/22                                                            125,000                138,298
                                                                                                  1,162,334
OIL FIELD MACHINERY & EQUIPMENT (0.13%)
 Cooper Cameron
  2.65%; 04/15/07                                                            350,000                339,527
OIL REFINING & MARKETING (0.16%)
 Enterprise Products Partners
  6.38%; 02/01/13                                                            150,000                148,580
 Valero Energy
  6.88%; 04/15/12                                                            250,000                271,843
                                                                                                    420,423
OIL-FIELD SERVICES (0.35%)
 Halliburton /1/
  2.65%; 10/17/05                                                            925,000                934,219
PAPER & RELATED PRODUCTS (0.97%)
 Domtar
  5.38%; 12/01/13                                                            460,000                437,414
 International Paper
  3.80%; 04/01/08                                                            420,000                413,889
  5.85%; 10/30/12                                                            210,000                213,294
  6.75%; 09/01/11                                                             45,000                 48,774
 Norske Skog /2/
  7.63%; 10/15/11                                                            500,000                552,003
 Sappi Papier Holding /2/
  6.75%; 06/15/12                                                            150,000                160,069
 Smurfit Capital Funding
  6.75%; 11/20/05                                                            350,000                358,750
 Weyerhaeuser
  6.75%; 03/15/12                                                            290,000                314,056
  7.38%; 03/15/32                                                            100,000                108,743
                                                                                                  2,606,992
PETROCHEMICALS (0.10%)
 Braskem /2/
  11.75%; 01/22/14                                                           315,000                278,775
PHARMACY SERVICES (0.07%)
 Omnicare
  8.13%; 03/15/11                                                            175,000                187,250

                                                                           Principal
                                                                           Amount                   Value
------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PHYSICAL THERAPY & REHABILITATION CENTERS (0.18%)
 HealthSouth
                                                                          $                     $
  6.88%; 06/15/05                                                            495,000                495,619
PIPELINES (0.91%)
 Buckeye Partners
  4.63%; 07/15/13                                                            325,000                299,530
 CenterPoint Energy Resources
  7.75%; 02/15/11                                                            290,000                322,212
 Duke Capital
  4.37%; 03/01/09                                                            170,000                165,180
 Duke Energy Field Services
  7.88%; 08/16/10                                                            500,000                569,834
 Enbridge Energy Partners
  4.00%; 01/15/09                                                            105,000                102,205
 Equitable Resources
  5.15%; 11/15/12                                                            130,000                129,668
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                                            155,000                161,296
 National Fuel Gas
  5.25%; 03/01/13                                                            190,000                187,864
 PG&E Gas Transmission
  7.10%; 06/01/05                                                            200,000                206,000
 TEPPCO Partners
  6.13%; 02/01/13                                                             50,000                 50,846
 Texas Eastern Transmission
  5.25%; 07/15/07                                                            240,000                247,810
                                                                                                  2,442,445
POULTRY (0.31%)
 Tyson Foods
  6.63%; 10/01/04                                                            840,000                847,067
PRINTING-COMMERCIAL (0.12%)
 Cadmus Communications /2/
  8.38%; 06/15/14                                                            125,000                125,000
 Sheridan Group /2/
  10.25%; 08/15/11                                                           200,000                210,500
                                                                                                    335,500
PROPERTY & CASUALTY INSURANCE (1.31%)
 ACE
  6.00%; 04/01/07                                                            200,000                211,263
 Ace INA Holdings
  5.88%; 06/15/14                                                            170,000                171,988
  8.20%; 08/15/04                                                            290,000                292,050
 Arch Capital Group
  7.35%; 05/01/34                                                            455,000                458,012
 Infinity Property & Casualty /2/
  5.50%; 02/18/14                                                            400,000                384,815
 Markel
  6.80%; 02/15/13                                                            400,000                415,330
 St. Paul
  5.75%; 03/15/07                                                            575,000                602,165
 W.R. Berkley
  5.13%; 09/30/10                                                            400,000                399,279
 XL Capital
  6.50%; 01/15/12                                                            550,000                588,280
                                                                                                  3,523,182

                                                                           Principal
                                                                           Amount                              Value
------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PUBLISHING-BOOKS (0.15%)
 Reed Elsevier Capital
                                                                           $                     $
  6.13%; 08/01/06                                                             385,000                406,039
PUBLISHING-NEWSPAPERS (0.12%)
 Garden State Newspapers
  8.63%; 07/01/11                                                             300,000                313,125
PUBLISHING-PERIODICALS (0.09%)
 Dex Media East
  12.13%; 11/15/12                                                            200,000                233,500
RECREATIONAL CENTERS (0.10%)
 AMF Bowling Worldwide /2/
  10.00%; 03/01/10                                                            275,000                281,875
REGIONAL BANKS (1.47%)
 Bank One
  7.63%; 08/01/05                                                             750,000                789,475
 FleetBoston Financial
  8.13%; 07/01/04                                                             275,000                275,000
 KeyCorp
  4.63%; 05/16/05                                                             450,000                457,518
  8.00%; 07/01/04                                                             375,000                375,000
 PNC Funding
  5.75%; 08/01/06                                                             750,000                788,162
 SunTrust Banks
  5.05%; 07/01/07                                                             260,000                269,685
 Wachovia
  5.63%; 12/15/08                                                             600,000                626,884
  6.38%; 02/01/09                                                             150,000                161,302
 Wells Fargo
  3.12%; 08/15/08                                                             225,000                216,209
                                                                                                   3,959,235
RENTAL-AUTO & EQUIPMENT (0.23%)
 NationsRent /2/
  9.50%; 10/15/10                                                             450,000                479,250
 United Rentals
  6.50%; 02/15/12                                                             150,000                141,750
                                                                                                     621,000
RETAIL-APPAREL & SHOE (0.08%)
 Mothers Work
  11.25%; 08/01/10                                                            200,000                203,500
RETAIL-AUTOMOBILE (0.08%)
 Asbury Automotive Group
  9.00%; 06/15/12                                                             200,000                204,000
RETAIL-DRUG STORE (0.13%)
 Rite Aid
  12.50%; 09/15/06                                                            300,000                339,750
RETAIL-JEWELRY (0.05%)
 Finlay Fine Jewelry /2/
  8.38%; 06/01/12                                                             125,000                129,688
RETAIL-RESTAURANTS (0.36%)
 CKE Restaurants
  9.13%; 05/01/09                                                              80,000                 83,200

                                                                           Principal
                                                                           Amount                     Value

------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
 VICORP Restaurants /2/
                                                                          $                     $
  10.50%; 04/15/11                                                           200,000                199,000
 Yum! Brands
  7.70%; 07/01/12                                                            595,000                681,163
                                                                                                    963,363
RETAIL-VISION SERVICE CENTER (0.04%)
 Cole National Group
  8.63%; 08/15/07                                                            100,000                101,000
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.17%)
 General Nutrition Centers /2/
  8.50%; 12/01/10                                                            450,000                466,875
SAVINGS & LOANS-THRIFTS (0.42%)
 Washington Mutual
  3.81%; 06/25/34                                                            505,000                485,666
  3.97%; 03/25/33                                                            552,000                548,871
  5.50%; 01/15/13                                                            100,000                 99,931
                                                                                                  1,134,468
SEMICONDUCTOR EQUIPMENT (0.07%)
 Amkor Technology
  7.75%; 05/15/13                                                            200,000                189,500
SOVEREIGN (0.59%)
 Mexico Government
  8.30%; 08/15/31                                                            315,000                329,962
  8.38%; 01/14/11                                                            865,000                977,450
 South Africa Government
  6.50%; 06/02/14                                                            280,000                282,800
                                                                                                  1,590,212
SPECIAL PURPOSE ENTITY (0.26%)
 Da-Lite Screen /2/
  9.50%; 05/15/11                                                            150,000                156,000
 Farmers Exchange Capital /2/
  7.05%; 07/15/28                                                            250,000                239,938
 Fondo Latinoamericano de Reservas /2/
  3.00%; 08/01/06                                                            300,000                298,554
                                                                                                    694,492
STEEL PRODUCERS (0.07%)
 International Steel Group /2/
  6.50%; 04/15/14                                                            200,000                187,500
STEEL-SPECIALTY (0.15%)
 CSN Islands VIII /2/
  9.75%; 12/16/13                                                            450,000                402,750
SUPRANATIONAL BANK (0.24%)
 Corp Andina de Fomento
  6.75%; 03/15/05                                                            345,000                353,386
  6.88%; 03/15/12                                                            270,000                290,252
                                                                                                    643,638
TELECOMMUNICATION SERVICES (0.08%)
 IPCS /2/
  11.50%; 05/01/12                                                           200,000                205,000

                                                                           Principal
                                                                           Amount                   Value

------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (2.61%)
 British Telecommunications /1/
                                                                         $                     $
  7.88%; 12/15/05                                                         1,460,000              1,560,978
 Deutsche Telekom International Finance
  5.25%; 07/22/13                                                           270,000                262,853
  8.50%; 06/15/10 /1/                                                       560,000                654,392
 France Telecom /1/
  8.75%; 03/01/11                                                           560,000                648,940
 MCI
  6.69%; 05/01/09                                                           200,000                185,000
 Northwestern Bell Telephone
  6.25%; 01/01/07                                                           250,000                247,500
 Sprint Capital
  6.13%; 11/15/08                                                           175,000                183,946
  6.88%; 11/15/28                                                           485,000                466,205
  6.90%; 05/01/19                                                           110,000                110,655
  8.75%; 03/15/32                                                           220,000                256,362
 Telecom Italia Capital /2/
  4.00%; 11/15/08                                                           260,000                255,409
  5.25%; 11/15/13                                                           665,000                643,618
  6.38%; 11/15/33                                                           155,000                149,629
 Telefonica Europe
  7.75%; 09/15/10                                                           510,000                583,315
 Telefonos de Mexico
  4.50%; 11/19/08                                                           170,000                165,027
  8.25%; 01/26/06                                                           400,000                427,629
 Verizon Florida
  6.13%; 01/15/13                                                           215,000                220,996
                                                                                                 7,022,454
TEXTILE-HOME FURNISHINGS (0.05%)
 Mohawk Industries
  6.50%; 04/15/07                                                           135,000                144,048
THEATERS (0.33%)
 Cinemark /1/ /2/ /5/
  0.00%; 03/15/14                                                           330,000                215,325
 Cinemark USA /4/
  8.50%; 08/01/08                                                           665,000                683,839
                                                                                                   899,164
TRANSPORT-RAIL (0.33%)
 Union Pacific
  4.70%; 01/02/24                                                           115,000                109,033
  5.75%; 10/15/07                                                           660,000                694,281
  6.63%; 02/01/29                                                            80,000                 82,186
                                                                                                   885,500
TRANSPORT-SERVICES (0.31%)
 CHC Helicopter /2/
  7.38%; 05/01/14                                                           150,000                147,375
 FedEx
  1.88%; 04/01/05 /1/ /2/                                                   230,000                230,268
  3.50%; 04/01/09 /2/                                                       145,000                139,168
  7.96%; 03/28/17                                                           282,311                314,991
                                                                                                   831,802
VITAMINS & NUTRITION PRODUCTS (0.12%)
 Leiner Health Products /2/
  11.00%; 06/01/12                                                          150,000                154,875

                                                                           Principal
                                                                           Amount                  Value
------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
VITAMINS & NUTRITION PRODUCTS (CONTINUED)
 WH Holdings/WH Capital /2/
                                                                          $                     $
  9.50%; 04/01/11                                                            150,000                156,000
                                                                                                    310,875
WIRE & CABLE PRODUCTS (0.07%)
 Superior Essex Communications /2/
  9.00%; 04/15/12                                                            200,000                191,000
                                                                        TOTAL BONDS             148,624,390

                                                                           Principal
        Type                 Rate                    Maturity              Amount                              Value

------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (13.76%)
                                                                                      $                     $
FHLMC /6/              5.00%              12/01/17 - 07/15/34                         16,454,340             16,311,177
FHLMC                  5.50%              03/01/09 - 04/01/33                         12,800,366             12,891,646
FHLMC /6/              6.00%              03/01/31 - 07/01/34                          3,662,450              3,743,259
FHLMC                  6.50%              04/01/16 - 05/01/32                          1,980,122              2,071,148
FHLMC                  7.00%              12/01/29 - 12/01/31                          1,123,345              1,188,549
FHLMC                  7.50%              11/01/29 - 03/01/31                            469,797                506,170
FHLMC                  8.00%              09/01/30                                       258,788                281,018
                                                                       TOTAL FHLMC CERTIFICATES              36,992,967

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (14.16%)
FNMA                   4.50%              07/01/10 - 07/01/33                          5,849,208              5,695,566
FNMA /6/               5.00%              06/01/18 - 07/01/34                          6,227,271              6,105,284
FNMA /6/               5.50%              03/01/17 - 07/01/34                         17,966,171             17,939,828
FNMA                   6.00%              05/01/09 - 12/01/33                          4,884,172              5,015,387
FNMA                   6.50%              12/01/10 - 09/01/32                          2,292,144              2,399,738
FNMA                   7.00%              09/01/31 - 05/01/32                            849,163                896,496
                                                                        TOTAL FNMA CERTIFICATES              38,052,299

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (5.31%)
GNMA I                 5.50%              12/15/31                                       406,906                407,622
GNMA I                 6.00%              12/15/33                                       423,536                434,754
GNMA I                 6.50%              09/15/31 - 12/15/32                          5,895,764              6,167,916
GNMA I                 7.00%              03/15/31                                       242,973                258,271
GNMA I                 7.50%              05/15/29                                       525,408                567,134
GNMA I                 8.00%              12/15/30                                       152,476                167,157
GNMA II                5.50%              12/20/33                                     2,477,835              2,477,129
GNMA II                6.00%              07/20/28 - 07/20/29                          1,528,631              1,569,676
GNMA II                6.50%              03/20/28 - 10/20/31                          2,137,751              2,231,610
                                                                        TOTAL GNMA CERTIFICATES              14,281,269

                                                                           Principal

                                                                           Amount                              Value

------------------------------------------------------------------------------------------------------------------------------
TREASURY BONDS (13.87%)
 U.S. Treasury
                                                                                      $                     $
  4.00%; 02/15/14                                                                      1,325,000              1,262,787
  4.75%; 05/15/14                                                                      2,500,000              2,526,075
  5.00%; 02/15/11                                                                      3,200,000              3,349,501
  5.38%; 02/15/31                                                                      2,380,000              2,400,361
  6.00%; 02/15/26                                                                        500,000                538,770
  6.25%; 08/15/23                                                                      2,755,000              3,050,733
  6.25%; 05/15/30                                                                      3,165,000              3,543,686
  6.75%; 08/15/26                                                                        750,000                881,514
  7.50%; 11/15/16                                                                      1,990,000              2,453,218
  8.00%; 11/15/21                                                                        565,000                740,547
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14                                                                      1,348,135              1,340,129
  3.38%; 01/15/07                                                                      4,657,405              4,988,700
  3.63%; 01/15/08                                                                      3,141,963              3,433,701
  3.88%; 01/15/09                                                                      3,037,801              3,386,674
  4.25%; 01/15/10                                                                      2,961,163              3,389,143
                                                                           TOTAL TREASURY BONDS              37,285,539

                                                                           Principal
                                                                           Amount                   Value
-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.92%)
MONEY CENTER BANKS (3.92%)
 Investment in Joint Trading Account; Citicorp
  1.42%; 07/01/04                                                          10,533,154             10,533,154
                                                              TOTAL COMMERCIAL PAPER              10,533,154


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

See accompanying notes.

Repurchase Agreements (6.99%)

        Deutsche Bank; 1.50%; dated 06/30/04
          maturing 07/01/04 (collateralized by
          U.S. Treasury; $719,907; 08/15/23) /7/         $705,820  $   705,791
                                                                   -----------

                        Total Repurchase Agreements                    705,791
                                                                   -----------

              Total Portfolio Investments (109.44%)                286,475,409

  Liabilities, net of cash and receivables (-9.44%)                (17,638,081)
                                                                   -----------

                                Total Net Assets (100.00%)        $268,837,328
                                                                   -----------
                                                                   -----------


                                                       Notional      Unrealized
          Description                                   Amount       Gain(Loss)
Swap Agreements
Total Return Swaps

Receive monthly a return equal to the Lehman          $10,500,000      $19,673
ERISA Eligible CMBS Index and pay monthly a floating rate based on 1-month LIBOR less 45 basis points with Morgan Stanley. Expires
August 2004.

/1 /Variable rate.
/2 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $16,829,623 or 6.26% of net assets.
/3 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/4 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/5 /Non-income producing security.
/6 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/7 /Security was purchased with the cash proceeds from securities loans.
See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (99.08%)
AEROSPACE & DEFENSE EQUIPMENT (2.25%)
                                                                        $
 General Dynamics                                     30,610              3,039,573
 United Technologies                                  29,430              2,692,256
                                                                          5,731,829
AUTO-CARS & LIGHT TRUCKS (1.19%)
 Ford Motor /1/                                      194,100              3,037,665
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.45%)
 Paccar                                               63,525              3,683,815
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.16%)
 Dana                                                 20,893                409,503
BEVERAGES-NON-ALCOHOLIC (1.90%)
 Coca-Cola                                            55,200              2,786,496
 PepsiAmericas                                        95,800              2,034,792
                                                                          4,821,288
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.87%)
 Florida Rock Industries                              52,755              2,224,678
BUILDING-RESIDENTIAL & COMMERCIAL (0.78%)
 Centex                                               43,634              1,996,256
CELLULAR TELECOMMUNICATIONS (2.90%)
 Nextel Communications /2/                           211,800              5,646,588
 Western Wireless /2/                                 59,900              1,731,709
                                                                          7,378,297
COMMERCIAL BANKS (4.46%)
 Hudson United Bancorp                                39,800              1,483,744
 Marshall & Ilsley                                    72,400              2,830,116
 North Fork Bancorp.                                  60,800              2,313,440
 UnionBanCal                                          41,840              2,359,776
 Zions Bancorp                                        38,220              2,348,619
                                                                         11,335,695
COMPUTERS-MEMORY DEVICES (1.03%)
 Veritas Software /2/                                 94,940              2,629,838
CONTAINERS-METAL & GLASS (1.17%)
 Ball                                                 41,410              2,983,591
CONTAINERS-PAPER & PLASTIC (0.89%)
 Bemis                                                80,300              2,268,475
COSMETICS & TOILETRIES (3.16%)
 Avon Products                                        60,200              2,777,628
 International Flavors & Fragrances                   63,600              2,378,640
 Procter & Gamble                                     52,760              2,872,254
                                                                          8,028,522
DIVERSIFIED MANUFACTURING OPERATIONS (2.68%)
 General Electric                                    210,100              6,807,240
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (1.62%)
 Cendant                                             168,290              4,119,739
ELECTRIC-INTEGRATED (4.70%)
 Constellation Energy Group                           64,200              2,433,180
 Edison International                                132,500              3,388,025
 Exelon                                               90,940              3,027,393

                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                        $
 TXU /1/                                              76,400              3,094,964
                                                                         11,943,562
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.82%)
 Sanmina /2/                                         228,900              2,082,990
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.98%)
 International Rectifier /2/                          60,300              2,497,626
ELECTRONIC MEASUREMENT INSTRUMENTS (1.12%)
 Agilent Technologies /2/                             96,900              2,837,232
ELECTRONIC PARTS DISTRIBUTION (1.56%)
 Arrow Electronics /2/                                80,050              2,146,941
 Avnet /2/                                            80,100              1,818,270
                                                                          3,965,211
FINANCE-CREDIT CARD (2.02%)
 Capital One Financial                                38,100              2,605,278
 MBNA                                                 98,000              2,527,420
                                                                          5,132,698
FINANCE-INVESTMENT BANKER & BROKER (8.51%)
 Citigroup /3/                                       187,850              8,735,025
 Friedman, Billings, Ramsey Group                    123,300              2,440,107
 Goldman Sachs Group                                  32,800              3,088,448
 Lehman Brothers Holdings                             36,627              2,756,182
 Merrill Lynch                                        85,940              4,639,041
                                                                         21,658,803
FINANCE-MORTGAGE LOAN/BANKER (1.07%)
 Countrywide Credit Industries                        38,600              2,711,650
FOOD-FLOUR & GRAIN (0.98%)
 Archer Daniels Midland                              149,000              2,500,220
GAS-DISTRIBUTION (0.89%)
 Sempra Energy                                        65,800              2,265,494
LIFE & HEALTH INSURANCE (0.76%)
 Lincoln National                                     41,000              1,937,250
LOTTERY SERVICES (0.70%)
 GTECH Holdings                                       38,450              1,780,620
MACHINERY-CONSTRUCTION & MINING (1.29%)
 Caterpillar                                          41,300              3,280,872
MACHINERY-FARM (1.26%)
 Deere                                                45,700              3,205,398
MEDICAL INSTRUMENTS (0.85%)
 Boston Scientific /2/                                50,270              2,151,556
MEDICAL-BIOMEDICAL/GENE (1.00%)
 Amgen /2/                                            46,700              2,548,419
MEDICAL-GENERIC DRUGS (0.92%)
 Eon Labs /1/ /2/                                     57,400              2,349,382
MEDICAL-HMO (0.84%)
 Pacificare Health Systems /2/                        55,500              2,145,630
MISCELLANEOUS INVESTING (1.61%)
 General Growth Properties                            69,290              2,048,905

                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                        $
 Kimco Realty                                         45,200              2,056,600
                                                                          4,105,505
MONEY CENTER BANKS (5.19%)
 Bank of America /3/                                  94,675              8,011,398
 JP Morgan Chase                                     133,600              5,179,672
                                                                         13,191,070
MULTI-LINE INSURANCE (4.25%)
 Allstate                                             88,816              4,134,385
 American International Group                         52,700              3,756,456
 Hartford Financial Services Group                    42,600              2,928,324
                                                                         10,819,165
MULTIMEDIA (3.03%)
 Belo                                                 64,900              1,742,565
 Media General                                        33,400              2,144,948
 Time Warner /2/                                     217,600              3,825,408
                                                                          7,712,921
OIL COMPANY-EXPLORATION & PRODUCTION (2.42%)
 Chesapeake Energy                                   213,370              3,140,806
 Cimarex Energy /2/                                   37,900              1,145,717
 Pogo Producing                                       37,600              1,857,440
                                                                          6,143,963
OIL COMPANY-INTEGRATED (7.67%)
 ChevronTexaco                                        29,330              2,760,247
 ConocoPhillips                                       47,542              3,626,979
 Exxon Mobil /3/                                     182,605              8,109,488
 Marathon Oil                                         59,800              2,262,832
 Occidental Petroleum                                 56,976              2,758,208
                                                                         19,517,754
PAPER & RELATED PRODUCTS (1.13%)
 Weyerhaeuser                                         45,360              2,863,123
PIPELINES (0.85%)
 Questar                                              55,612              2,148,848
REGIONAL BANKS (2.95%)
 KeyCorp                                              91,200              2,725,968
 Wachovia                                            107,244              4,772,358
                                                                          7,498,326
RESPIRATORY PRODUCTS (0.75%)
 Respironics /2/                                      32,300              1,897,625
RETAIL-APPAREL & SHOE (0.40%)
 Pacific Sunwear of California /1/ /2/                52,400              1,025,468
RETAIL-DRUG STORE (0.86%)
 Rite Aid /2/                                        420,700              2,196,054
RETAIL-REGIONAL DEPARTMENT STORE (2.40%)
 Federated Department Stores                          75,200              3,692,320
 Neiman Marcus Group                                  43,520              2,421,888
                                                                          6,114,208
RETAIL-RESTAURANTS (1.14%)
 McDonald's                                          111,940              2,910,440

                                                    Shares
                                                     Held                  Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (0.57%)
                                                                        $
 Independence Community Bank                          39,600              1,441,440
STEEL PRODUCERS (0.93%)
 Schnitzer Steel Industries /1/                       69,300              2,353,428
TELEPHONE-INTEGRATED (2.89%)
 BellSouth                                            89,900              2,357,178
 IDT /2/                                              45,100                813,153
 SBC Communications                                   52,100              1,263,425
 Verizon Communications                               80,792              2,923,862
                                                                          7,357,618
TELEVISION (0.52%)
 Hearst-Argyle Television                             51,660              1,331,795
TOBACCO (0.91%)
 Altria Group                                         46,474              2,326,024
TRANSPORT-AIR FREIGHT (0.94%)
 CNF                                                  57,500              2,389,700
WIRELESS EQUIPMENT (0.89%)
 Motorola                                            123,400              2,252,050
                                        TOTAL COMMON STOCKS             252,047,569

                                                   Principal
                                                    Amount                 Value
------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.73%)
MONEY CENTER BANKS (0.73%)
 Investment in Joint Trading Account;
  Citicorp
                                                   $                    $
  1.42%; 07/01/04                                  1,864,935              1,864,935
                                     TOTAL COMMERCIAL PAPER               1,864,935

                                       91

See accompanying notes.

                                                 Maturity
                                                  Amount             Value
Repurchase Agreemenst (3.15%)

  Goldman Sachs; 1.25%; dated 06/30/04
    maturing 07/01/04 (collateralized by
    U.S. Treasury Inflation-Indexed
    Obligation; $8,042,407; 01/15/09)           $8,011,278      $  8,011,000
                                                                ------------
                           Total Repurchase Agreements             8,011,000
                                                                ------------
                 Total Portfolio Investments (102.96%)           261,923,504

     Liabilities, net of cash and receivables (-2.96%)            (7,522,305)
                                                                ------------
                                      Total Net Assets          $254,401,199
                                                                ------------
                                                                ------------

                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS

6 Russell 1000     Buy        $1,815,000    $1,827,600      $12,600
September, 2004
Futures


/1/ Security or a portion of the security was on loan at the end of the period.
    See notes to financial statements.
/2/ Non-income producing security.
/3/ Security or a portion of the security was pledged to cover margin requirements for futures contracts.
/4/ Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             EQUITY GROWTH ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (99.16%)
AEROSPACE & DEFENSE EQUIPMENT (1.29%)
                                                                            $
 United Technologies                                      38,510               3,522,895
APPAREL MANUFACTURERS (0.52%)
 Coach /1/                                                31,610               1,428,456
APPLICATIONS SOFTWARE (6.77%)
 Mercury Interactive /1/                                  60,200               2,999,766
 Microsoft                                               509,600              14,554,176
 Red Hat /1/                                              41,900                 962,443
                                                                              18,516,385
BEVERAGES-NON-ALCOHOLIC (3.58%)
 Coca-Cola                                               135,895               6,859,980
 Pepsico                                                  54,590               2,941,309
                                                                               9,801,289
CASINO HOTELS (0.49%)
 Wynn Resorts /1/ /2/                                     34,955               1,350,312
CASINO SERVICES (0.85%)
 International Game Technology                            60,500               2,335,300
COMMERCIAL SERVICE-FINANCE (0.51%)
 Paychex                                                  41,200               1,395,856
COMPUTERS-INTEGRATED SYSTEMS (1.48%)
 Dell /1/                                                113,150               4,053,033
COMPUTERS-MEMORY DEVICES (1.70%)
 EMC /1/                                                 240,050               2,736,570
 Veritas Software /1/                                     69,510               1,925,427
                                                                               4,661,997
CONSULTING SERVICES (1.19%)
 Accenture /1/                                           117,930               3,240,716
COSMETICS & TOILETRIES (2.41%)
 Kimberly-Clark                                           31,140               2,051,503
 Procter & Gamble                                         83,200               4,529,408
                                                                               6,580,911
CRUISE LINES (0.88%)
 Carnival                                                 51,300               2,411,100
DIAGNOSTIC KITS (0.27%)
 Dade Behring Holdings /1/                                15,500                 736,560
DIVERSIFIED MANUFACTURING OPERATIONS (8.86%)
 3M                                                       15,600               1,404,156
 General Electric                                        532,925              17,266,770
 Tyco International                                      168,200               5,574,148
                                                                              24,245,074
E-COMMERCE-PRODUCTS (0.76%)
 Amazon.com /1/                                           38,400               2,088,960
E-COMMERCE-SERVICES (4.58%)
 eBay /1/                                                 62,210               5,720,210
 InterActiveCorp /1/ /2/                                 225,880               6,808,023
                                                                              12,528,233
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.52%)
 Intel                                                   175,600               4,846,560
                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                            $
 Texas Instruments                                        84,500               2,043,210
                                                                               6,889,770
ELECTRONIC CONNECTORS (0.50%)
 Amphenol /1/                                             41,060               1,368,119
ELECTRONIC FORMS (0.43%)
 Adobe Systems                                            25,400               1,181,100
ENTERPRISE SOFTWARE & SERVICE (0.84%)
 Novell /1/                                               62,400                 523,536
 Oracle /1/                                              148,750               1,774,587
                                                                               2,298,123
FINANCE-CREDIT CARD (3.56%)
 American Express                                         83,400               4,285,092
 MBNA                                                    211,800               5,462,322
                                                                               9,747,414
FINANCE-INVESTMENT BANKER & BROKER (6.26%)
 Citigroup                                               221,616              10,305,144
 Goldman Sachs Group                                      50,376               4,743,404
 Lehman Brothers Holdings                                 27,500               2,069,375
                                                                              17,117,923
FINANCE-MORTGAGE LOAN/BANKER (1.28%)
 Federal National Mortgage Association                    48,900               3,489,504
HEALTH CARE COST CONTAINMENT (0.66%)
 Caremark Rx /1/                                          55,130               1,815,982
INTERNET BROKERS (0.65%)
 Ameritrade Holding /1/                                  157,000               1,781,950
INTERNET SECURITY (0.53%)
 Symantec /1/                                             33,200               1,453,496
LOTTERY SERVICES (0.68%)
 GTECH Holdings                                           40,380               1,869,998
MEDICAL INSTRUMENTS (3.19%)
 Boston Scientific /1/                                    89,400               3,826,320
 Guidant                                                  11,100                 620,268
 Medtronic                                                55,650               2,711,268
 St. Jude Medical /1/                                     20,910               1,581,841
                                                                               8,739,697
MEDICAL PRODUCTS (1.86%)
 INAMED /1/                                               14,802                 930,306
 Johnson & Johnson                                        74,650               4,158,005
                                                                               5,088,311
MEDICAL-BIOMEDICAL/GENE (2.96%)
 Amgen /1/                                                51,442               2,807,190
 Biogen Idec /1/                                          21,700               1,372,525
 Chiron /1/                                               17,300                 772,272
 Genentech /1/                                            42,400               2,382,880
 Telik /1/                                                31,380                 749,041
                                                                               8,083,908
MEDICAL-DRUGS (7.38%)
 Allergan                                                  9,590                 858,497
 Bristol-Myers Squibb                                     53,900               1,320,550
 Celgene /1/ /2/                                          19,160               1,097,101

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                            $
 Eli Lilly                                                15,700               1,097,587
 Forest Laboratories /1/                                  30,400               1,721,552
 Pfizer                                                  329,464              11,294,026
 Teva Pharmaceutical Industries                           41,800               2,812,722
                                                                              20,202,035
MEDICAL-HMO (1.84%)
 Anthem /1/ /2/                                           24,566               2,200,131
 UnitedHealth Group                                       45,500               2,832,375
                                                                               5,032,506
MULTI-LINE INSURANCE (1.46%)
 American International Group                             55,900               3,984,552
MULTIMEDIA (1.51%)
 News /2/                                                 48,905               1,732,215
 Time Warner /1/                                         136,500               2,399,670
                                                                               4,131,885
NETWORKING PRODUCTS (4.20%)
 Cisco Systems /1/                                       364,000               8,626,800
 Juniper Networks /1/ /2/                                 63,000               1,547,910
 Network Appliance /1/                                    60,700               1,306,871
                                                                              11,481,581
OIL COMPANY-EXPLORATION & PRODUCTION (0.29%)
 Murphy Oil                                               10,930                 805,541
OIL COMPANY-INTEGRATED (1.50%)
 Exxon Mobil                                              92,600               4,112,366
OIL FIELD MACHINERY & EQUIPMENT (0.75%)
 Smith International /1/                                  36,955               2,060,611
REGIONAL BANKS (0.98%)
 Fifth Third Bancorp                                      49,750               2,675,555
RETAIL-APPAREL & SHOE (0.85%)
 Chico's FAS /1/                                          51,357               2,319,282
RETAIL-BEDDING (0.16%)
 Bed Bath & Beyond /1/                                    11,120                 427,564
RETAIL-BUILDING PRODUCTS (1.00%)
 Lowe's                                                   52,150               2,740,482
RETAIL-DISCOUNT (2.12%)
 Target                                                   36,397               1,545,781
 TJX                                                      50,100               1,209,414
 Wal-Mart Stores                                          57,550               3,036,338
                                                                               5,791,533
RETAIL-OFFICE SUPPLIES (0.51%)
 Staples                                                  47,200               1,383,432
RETAIL-PET FOOD & SUPPLIES (0.54%)
 PETsMART                                                 45,810               1,486,535
RETAIL-REGIONAL DEPARTMENT STORE (0.60%)
 Kohl's /1/                                               38,500               1,627,780
RETAIL-RESTAURANTS (1.28%)
 Outback Steakhouse                                       39,900               1,650,264

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                            $
 Yum! Brands /1/                                          49,410               1,839,040
                                                                               3,489,304
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.02%)
 Analog Devices                                           87,600               4,124,208
 Linear Technology                                        87,150               3,439,810
 Marvell Technology Group /1/                             25,880                 690,996
                                                                               8,255,014
TELECOMMUNICATION EQUIPMENT (1.08%)
 Qualcomm                                                 40,350               2,944,743
TELEVISION (1.01%)
 Univision Communications /1/                             86,120               2,749,812
THERAPEUTICS (0.42%)
 Gilead Sciences /1/                                      17,175               1,150,725
TRANSPORT-SERVICES (1.84%)
 C.H. Robinson Worldwide                                  49,975               2,290,854
 United Parcel Service                                    36,600               2,751,222
                                                                               5,042,076
WEB PORTALS (1.96%)
 Yahoo /1/                                               147,920               5,373,934
WIRELESS EQUIPMENT (0.80%)
 Motorola                                                120,400               2,197,300
                                            TOTAL COMMON STOCKS              271,288,520

                                                      Maturity
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (4.19%)
 Deutsche Bank; 1.50%; dated 06/30/04 maturing
  07/01/04 (collateralized by U.S. Treasury;
  $11,705,700; 08/15/23) /3/                         $11,476,654            $ 11,476,176
                                    TOTAL REPURCHASE AGREEMENTS               11,476,176
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (103.35%)              282,764,696
LIABILITIES, NET OF CASH AND RECEIVABLES (-3.35%)                             (9,176,470)
                                     TOTAL NET ASSETS (100.00%)             $273,588,226
                                                                            ---------------

                                       94
/1/     Non-income producing security.
/2/ Security or a portion of the security was on loan at the end of the period. See notes to financial statements.
/3/     Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             EQUITY INCOME ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (70.57%)
APPLIANCES (1.35%)
                                                                           $
 Whirlpool                                                7,020                481,572
AUTO-CARS & LIGHT TRUCKS (1.77%)
 Ford Motor                                              25,210                394,536
 General Motors                                           5,020                233,882
                                                                               628,418
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.39%)
 Dana                                                     7,150                140,140
BEVERAGES-NON-ALCOHOLIC (0.64%)
 Coca-Cola                                                4,500                227,160
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.69%)
 Masco                                                    7,920                246,946
CHEMICALS-SPECIALTY (0.66%)
 Sigma-Aldrich                                            3,960                236,056
COATINGS & PAINT (0.69%)
 RPM                                                     16,170                245,784
COMMERCIAL BANKS (1.67%)
 Nordea                                                  25,190                181,411
 S&T Bancorp                                             12,900                412,542
                                                                               593,953
COMPUTERS (0.63%)
 Hewlett-Packard                                         10,650                224,715
DISTRIBUTION-WHOLESALE (0.73%)
 Ingram Micro /1/                                        17,900                259,013
DIVERSIFIED MANUFACTURING OPERATIONS (0.71%)
 Eaton                                                    3,910                253,133
ELECTRIC-INTEGRATED (6.78%)
 Alliant Energy                                          10,890                284,011
 American Electric Power                                 12,970                415,040
 Constellation Energy Group                              11,390                431,681
 Energy East                                             13,670                331,497
 Entergy                                                  4,650                260,447
 Exelon                                                   9,240                307,600
 WPS Resources                                            8,170                378,679
                                                                             2,408,955
ENGINES-INTERNAL COMBUSTION (0.70%)
 Cummins Engine                                           3,970                248,125
FINANCE-CREDIT CARD (0.64%)
 MBNA                                                     8,870                228,757
FINANCE-INVESTMENT BANKER & BROKER (3.12%)
 Citigroup                                                5,630                261,795
 Friedman, Billings, Ramsey Group                        29,420                582,222
 Goldman Sachs Group                                      2,810                264,589
                                                                             1,108,606
FINANCE-MORTGAGE LOAN/BANKER (2.82%)
 American Home Mortgage Investment                       32,010                830,019
 Charter Mac                                              8,700                171,042
                                                                             1,001,061

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.64%)
                                                                           $
 Sara Lee                                                 9,820                225,762
GAS-DISTRIBUTION (1.21%)
 Sempra Energy                                           12,490                430,031
HOME FURNISHINGS (1.46%)
 Bassett Furniture Industries                            23,790                517,670
INVESTMENT COMPANIES (1.18%)
 Apollo Investment /1/                                   18,779                258,587
 MCG Capital                                             10,400                159,952
                                                                               418,539
MACHINERY-CONSTRUCTION & MINING (0.61%)
 Caterpillar                                              2,740                217,666
MACHINERY-FARM (0.69%)
 Deere                                                    3,500                245,490
MEDICAL-DRUGS (0.75%)
 Orion OYJ                                               10,380                266,468
METAL-COPPER (0.86%)
 Southern Peru Copper                                     7,370                304,602
MISCELLANEOUS INVESTING (14.87%)
 Arden Realty                                             6,500                191,165
 Brandywine Realty Trust                                  3,600                 97,884
 Colonial Properties Trust                                2,600                100,178
 Commercial Net Lease Realty                              5,200                 89,440
 Equity Office Properties Trust                           3,600                 97,920
 Equity One                                              17,400                314,592
 Equity Residential Properties Trust                      3,200                 95,136
 Health Care                                              8,100                263,250
 Health Care Property Investors                           4,600                110,584
 Healthcare Realty Trust                                  7,700                288,596
 Home Properties of New York                              2,300                 89,654
 Hospitality Properties Trust                             7,600                321,480
 iStar Financial                                         18,890                755,600
 Keystone Property Trust                                 13,600                326,808
 Lexington Corporate Properties Trust                    15,500                308,605
 Mack-Cali Realty                                         2,400                 99,312
 Maguire Properties                                       8,200                203,114
 Mid-America Apartment Communities                        9,100                344,799
 New Plan Excel Realty Trust                             11,700                273,312
 Prentiss Properties Trust                                2,900                 97,208
 Sovran Self Storage                                      2,700                103,086
 Summit Properties                                       13,600                348,704
 Tanger Factory Outlet Centers                            6,600                258,060
 United Dominion Realty Trust                             5,300                104,834
                                                                             5,283,321
MONEY CENTER BANKS (2.61%)
 ABN AMRO Holding                                        17,030                372,538
 Bank of America                                          6,550                554,261
                                                                               926,799
MULTI-LINE INSURANCE (0.64%)
 Allstate                                                 4,870                226,699

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE SUPPLIES & FORMS (1.35%)
                                                                           $
 Ennis Business Forms                                    24,570                479,115
OIL COMPANY-EXPLORATION & PRODUCTION (1.86%)
 Enerplus Resources Fund                                 14,850                422,631
 Kerr-McGee                                               4,460                239,814
                                                                               662,445
OIL COMPANY-INTEGRATED (4.13%)
 ChevronTexaco                                            3,500                329,385
 ENI                                                     19,070                378,649
 Marathon Oil                                             9,400                355,696
 Occidental Petroleum                                     4,820                233,336
 Shell Transport & Trading                               23,380                171,507
                                                                             1,468,573
OIL REFINING & MARKETING (0.54%)
 Sunoco                                                   3,000                190,860
PAPER & RELATED PRODUCTS (0.62%)
 Weyerhaeuser                                             3,500                220,920
PROPERTY & CASUALTY INSURANCE (0.92%)
 Chubb                                                    4,800                327,264
REAL ESTATE MANAGEMENT & SERVICES (1.90%)
 Castellum                                               10,690                256,857
 Corio                                                    9,800                417,311
                                                                               674,168
REAL ESTATE OPERATOR & DEVELOPER (1.11%)
 Land Securities Group                                   18,790                394,937
REGIONAL BANKS (2.23%)
 Comerica                                                 7,130                391,294
 KeyCorp                                                  5,750                171,868
 PNC Financial Services Group                             4,320                229,306
                                                                               792,468
RETAIL-AUTO PARTS (0.75%)
 Halfords Group /1/                                      54,514                265,936
RETAIL-HOME FURNISHINGS (0.14%)
 Design Within Reach /1/                                  3,024                 49,684
TELEPHONE-INTEGRATED (2.64%)
 BellSouth                                               12,968                340,021
 SBC Communications                                       8,960                217,280
 Verizon Communications                                  10,544                381,587
                                                                               938,888
TOBACCO (2.87%)
 Altria Group                                             8,260                413,413
 Imperial Tobacco Group                                   7,620                164,168
 UST                                                     12,300                442,800
                                                                             1,020,381
                                           TOTAL COMMON STOCKS              25,081,080

                                                       Shares
                                                        Held                  Value
---------------------------------------------------------------------------------------------
PREFERRED STOCKS (16.40%)
CELLULAR TELECOMMUNICATIONS (1.22%)
                                                                           $
 U.S. Cellular                                           16,000                434,080
COMMERCIAL BANKS (2.75%)
 CoBank /2/                                              19,600                977,217
ELECTRIC-INTEGRATED (3.02%)
 Consolidated Edison                                      3,044                 78,535
 DTE Energy Trust I                                       3,360                 86,184
 Entergy Louisiana                                       14,720                376,979
 OGE Energy Capital Trust I                               6,774                174,634
 Public Service Enterprise Group                          6,340                358,591
                                                                             1,074,923
FOOD-DAIRY PRODUCTS (1.90%)
 Dairy Farmers of America /2/                             6,500                676,406
GAS-DISTRIBUTION (2.04%)
 AGL Capital Trust II                                     8,915                233,038
 KeySpan                                                  9,500                491,150
                                                                               724,188
MISCELLANEOUS INVESTING (0.93%)
 HRPT Properties Trust Series B                          12,600                331,380
OIL COMPANY-INTEGRATED (1.00%)
 Unocal Capital Trust                                     6,870                355,522
PIPELINES (0.84%)
 TransCanada PipeLines                                   11,743                296,628
TELECOMMUNICATION SERVICES (0.63%)
 Citizens Utilities Trust                                 4,460                223,000
TELEPHONE-INTEGRATED (2.07%)
 ALLTEL                                                  12,700                637,032
 Telephone & Data Systems                                 3,900                 97,773
                                                                               734,805
                                        TOTAL PREFERRED STOCKS               5,828,149

                                                     Principal
                                                       Amount                 Value
---------------------------------------------------------------------------------------------
BONDS (7.82%)
CELLULAR TELECOMMUNICATIONS (0.66%)
 Nextel Communications
                                                     $                     $
  5.25%; 01/15/10                                       240,000                233,400
ELECTRIC-INTEGRATED (2.29%)
 Georgia Power Capital Trust VI
  4.88%; 11/01/42                                       800,000                816,076
OIL COMPANY-INTEGRATED (1.59%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                                       525,000                566,009

                                                     Principal
                                                       Amount                 Value
---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (3.28%)
 KN Capital Trust III
                                                     $                     $
  7.63%; 04/15/28                                     1,100,000              1,164,464

                                                   TOTAL BONDS               2,779,949

                                                     Principal
                                                       Amount                 Value
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.56%)
FINANCE-MORTGAGE LOAN/BANKER (4.56%)
 Investment in Joint Trading Account; Federal
  Home Loan Bank
  1.25%; 07/01/04                                    $1,620,845            $ 1,620,845
                                        TOTAL COMMERCIAL PAPER               1,620,845
                                                                           -----------

                          TOTAL PORTFOLIO INVESTMENTS (99.35%)              35,310,023

              CASH AND RECEIVABLES, NET OF LIABILITIES (0.65%)                 229,983

                                    TOTAL NET ASSETS (100.00%)             $35,540,006
                                                                           -------------

/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $1,653,623 or 4.65% of net assets.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         GOVERNMENT SECURITIES ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                              Principal
                                                              Amount                   Value
------------------------------------------------------------------------------------------------------
BONDS (30.49%)
ELECTRIC-INTEGRATED (2.70%)
 Tennessee Valley Authority
                                                             $                     $
  4.75%; 07/15/04                                             3,000,000               3,002,511
  4.88%; 12/15/16                                             2,000,000               2,088,274
  5.38%; 11/13/08                                             4,000,000               4,211,144
                                                                                      9,301,929
FEDERAL & FEDERALLY SPONSORED CREDIT (8.31%)
 Federal Farm Credit Bank
  2.70%; 11/24/06                                             3,000,000               2,960,202
  3.00%; 12/15/06                                             3,000,000               2,979,975
  3.13%; 01/08/07                                             4,000,000               3,983,988
  4.90%; 03/21/06                                             3,000,000               3,103,890
  5.05%; 12/27/12                                             3,000,000               2,975,475
  7.25%; 06/12/07                                             3,000,000               3,312,768
 Housing Urban Development
  6.07%; 08/01/21                                             3,000,000               3,003,696
 Student Loan Marketing Association
  5.70%; 07/01/04                                             1,050,000               1,050,000
  6.13%; 12/01/05                                             1,560,000               1,637,816
  6.25%; 12/01/08                                             1,100,000               1,195,991
  8.47%; 12/01/08                                             1,000,000               1,176,218
  9.15%; 12/01/04                                             1,200,000               1,238,263
                                                                                     28,618,282
FINANCE-MORTGAGE LOAN/BANKER (16.45%)
 Federal Home Loan Bank System
  1.88%; 06/15/06                                             4,000,000               3,919,080
  2.25%; 05/15/06                                             3,000,000               2,966,247
  2.63%; 05/15/07                                             4,000,000               3,909,492
  3.05%; 11/27/06                                             3,000,000               2,987,097
  3.38%; 02/15/08                                             4,000,000               3,941,728
  4.63%; 08/13/04                                             3,000,000               3,011,076
  4.88%; 11/15/06                                             2,000,000               2,072,592
  4.88%; 05/15/07                                             3,000,000               3,115,119
  5.13%; 03/06/06                                             3,000,000               3,114,045
  5.25%; 08/15/06                                             4,000,000               4,175,192
  5.38%; 02/15/06                                             3,000,000               3,123,978
  5.80%; 09/02/08                                             2,000,000               2,135,970
  6.50%; 11/15/06                                             2,000,000               2,148,542
  7.00%; 02/15/08                                             2,000,000               2,221,100
 Federal Home Loan Mortgage
  1.88%; 02/15/06                                             6,000,000               5,910,564
 Federal National Mortgage Association
  2.63%; 11/15/06                                             4,000,000               3,939,852
  2.88%; 02/17/09 /1/                                         4,000,000               3,977,680
                                                                                     56,669,354
FINANCE-OTHER SERVICES (3.03%)
 Private Export Funding
  3.38%; 02/15/09                                             3,000,000               2,905,572
  5.34%; 03/15/06                                             3,000,000               3,125,382
  5.69%; 05/15/12                                             2,000,000               2,100,748
  6.62%; 10/01/05                                             2,200,000               2,312,061
                                                                                     10,443,763
                                                           TOTAL BONDS              105,033,328

                                                           Principal
  Type         Rate            Maturity                      Amount                      Value

------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (26.68%)
                                                             $                     $
FHLMC          3.50%      09/15/07                            5,000,000               4,985,775
FHLMC          4.00%      07/01/10                            2,678,344               2,622,372
FHLMC          4.50%      02/01/10 - 06/01/18                 5,935,560               5,837,528
FHLMC /1/      4.60%      10/01/33                            3,810,571               3,775,872
FHLMC          5.00%      04/01/18 - 06/01/33                43,251,120              42,286,775
FHLMC          5.50%      03/01/09 - 03/01/33                 8,198,853               8,271,377
FHLMC          6.00%      12/01/08 - 01/01/33                 8,515,696               8,804,764
FHLMC          6.50%      07/01/16 - 08/01/32                11,216,830              11,727,464
FHLMC          7.00%      09/01/23 - 10/01/31                 2,383,321               2,523,626
FHLMC          7.50%      10/01/30 - 02/01/31                   645,223                 695,176
FHLMC          8.00%      10/01/30                              331,248                 359,702
                                              TOTAL FHLMC CERTIFICATES               91,890,431

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (29.00%)
FNMA           4.00%      09/01/18                            9,338,804               8,916,896
FNMA /1/       4.09%      07/01/33                           20,958,863              20,743,364
FNMA           4.50%      08/01/09 - 07/01/10                 4,157,048               4,147,997
FNMA /1/       4.74%      12/01/33                            3,368,661               3,316,909
FNMA /1/       4.99%      10/01/33                            3,051,612               3,070,437
FNMA           5.00%      01/01/18                            3,611,752               3,628,203
FNMA /1/       5.22%      12/01/33                            2,690,500               2,695,649
FNMA           5.50%      08/01/17 - 06/01/34                29,754,583              29,910,247
FNMA           6.00%      02/01/09 - 03/01/33                11,909,866              12,226,715
FNMA           6.50%      06/01/16 - 06/01/32                 7,168,556               7,504,612
FNMA           7.00%      08/01/23 - 04/01/32                 2,868,121               3,031,543
FNMA /1/       7.50%      04/01/22 - 05/01/31                   604,761                 648,839
FNMA           8.00%      06/01/30                               48,263                  52,477
                                               TOTAL FNMA CERTIFICATES               99,893,888

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (8.32%)
GNMA I         5.50%      04/15/33 - 06/15/33                17,036,725              17,051,532
GNMA I         6.50%      05/15/26 - 07/15/31                 2,857,730               2,991,218
GNMA I         7.00%      01/15/24 - 06/15/32                 3,487,010               3,708,209
GNMA I         7.50%      10/15/30 - 08/15/31                   512,224                 552,486
GNMA II        6.00%      05/20/24 - 07/20/29                 3,730,491               3,835,429
GNMA II        6.50%      12/20/25 - 02/20/26                   490,539                 514,218
                                               TOTAL GNMA CERTIFICATES               28,653,092

                                                  Principal
                                                   Amount                   Value
 --------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.90%)

FINANCE-MORTGAGE LOAN/BANKER (4.90%)
 Investment in Joint Trading Account;
   Federal Home Loan Bank
   1.25%; 07/01/04                                16,885,464              16,885,464

                                     TOTAL COMMERCIAL PAPER               16,885,464
                                                                         ------------

                                  TOTAL PORTFOLIO INVESTMENTS (99.39%)   342,356,203
                      CASH AND RECEIVABLES, NET OF LIABILITIES (0.61%)     2,084,408
                                            TOTAL NET ASSETS (100.00%)  $344,440,611
                                                                       --------------

/1 /Variable rate.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 GROWTH ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (99.70%)
AEROSPACE & DEFENSE EQUIPMENT (1.40%)
                                                                            $
 United Technologies                                      21,220               1,941,206
APPAREL MANUFACTURERS (2.08%)
 Coach /1/ /2/                                            63,600               2,874,084
APPLICATIONS SOFTWARE (4.97%)
 Microsoft                                               240,940               6,881,246
BEVERAGES-NON-ALCOHOLIC (1.99%)
 Pepsico                                                  51,110               2,753,807
BREWERY (0.88%)
 Anheuser-Busch                                           22,620               1,221,480
BUILDING-MAINTENANCE & SERVICE (0.66%)
 Ecolab                                                   28,790                 912,643
CASINO SERVICES (1.18%)
 International Game Technology                            42,360               1,635,096
COMMERCIAL SERVICE-FINANCE (2.35%)
 Moody's /2/                                              22,888               1,479,938
 Paychex                                                  52,380               1,774,634
                                                                               3,254,572
COMPUTERS-INTEGRATED SYSTEMS (2.43%)
 Dell /1/                                                 93,974               3,366,149
COMPUTERS-MEMORY DEVICES (2.31%)
 EMC /1/                                                 135,950               1,549,830
 Veritas Software /1/                                     59,380               1,644,826
                                                                               3,194,656
COMPUTERS-PERIPHERAL EQUIPMENT (1.35%)
 Lexmark International /1/                                19,300               1,863,029
COSMETICS & TOILETRIES (5.25%)
 Alberto-Culver                                            7,235                 362,763
 Avon Products                                            56,480               2,605,987
 Procter & Gamble                                         78,920               4,296,405
                                                                               7,265,155
DATA PROCESSING & MANAGEMENT (1.49%)
 First Data                                               25,570               1,138,376
 SEI Investments                                          31,840                 924,634
                                                                               2,063,010
DIAGNOSTIC KITS (0.87%)
 IDEXX Laboratories /1/                                   19,140               1,204,672
DISTRIBUTION-WHOLESALE (0.63%)
 Fastenal                                                 15,410                 875,750
DIVERSIFIED MANUFACTURING OPERATIONS (6.14%)
 3M                                                       37,764               3,399,138
 Danaher                                                  38,180               1,979,633
 General Electric                                         41,670               1,350,108
 Illinois Tool Works                                      18,390               1,763,417
                                                                               8,492,296
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.07%)
 Altera /1/                                               37,020                 822,584
 Intel                                                   171,656               4,737,706

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                            $
 Texas Instruments                                        60,051               1,452,033
                                                                               7,012,323
ENTERTAINMENT SOFTWARE (0.69%)
 Electronic Arts /1/                                      17,600                 960,080
FINANCE-INVESTMENT BANKER & BROKER (2.54%)
 Citigroup                                                11,932                 554,838
 Legg Mason                                               20,530               1,868,435
 Morgan Stanley                                           20,783               1,096,719
                                                                               3,519,992
FINANCE-MORTGAGE LOAN/BANKER (0.99%)
 Federal National Mortgage Association                    19,260               1,374,394
FINANCE-OTHER SERVICES (0.96%)
 Chicago Mercantile Exchange /2/                           9,190               1,326,760
FOOD-MISCELLANEOUS/DIVERSIFIED (0.44%)
 McCormick                                                17,830                 606,220
FOOD-RETAIL (0.31%)
 Whole Foods Market /2/                                    4,430                 422,843
FOOD-WHOLESALE & DISTRIBUTION (1.22%)
 Sysco                                                    47,100               1,689,477
INTERNET BROKERS (0.66%)
 Ameritrade Holding /1/                                   80,560                 914,356
INTERNET SECURITY (1.61%)
 Symantec /1/                                             51,000               2,232,780
MACHINERY-PUMPS (1.06%)
 Graco                                                    47,210               1,465,870
MEDICAL INSTRUMENTS (3.95%)
 Medtronic                                                61,130               2,978,253
 St. Jude Medical /1/                                     32,863               2,486,086
                                                                               5,464,339
MEDICAL PRODUCTS (6.35%)
 Becton Dickinson                                         34,580               1,791,244
 Johnson & Johnson                                        93,810               5,225,217
 Varian Medical Systems /1/                               22,360               1,774,266
                                                                               8,790,727
MEDICAL-BIOMEDICAL/GENE (1.47%)
 Amgen /1/                                                37,170               2,028,367
MEDICAL-DRUGS (6.35%)
 Forest Laboratories /1/                                  31,470               1,782,146
 Pfizer                                                  204,384               7,006,284
                                                                               8,788,430
MEDICAL-GENERIC DRUGS (0.14%)
 Par Pharmaceutical /1/                                    5,420                 190,838
MEDICAL-HMO (2.11%)
 UnitedHealth Group                                       46,980               2,924,505
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.82%)
 Cardinal Health                                          16,240               1,137,612

                                                       Shares
                                                        Held                    Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MOTORCYCLE & MOTOR SCOOTER (2.31%)
                                                                            $
 Harley-Davidson                                          51,690               3,201,678
MULTI-LINE INSURANCE (1.77%)
 American International Group                             34,415               2,453,101
NETWORKING PRODUCTS (5.45%)
 Cisco Systems /1/                                       284,820               6,750,234
 Foundry Networks /1/                                     55,910                 786,654
                                                                               7,536,888
OIL COMPANY-INTEGRATED (1.44%)
 Exxon Mobil                                              44,860               1,992,233
RETAIL-APPAREL & SHOE (0.84%)
 Chico's FAS /1/                                          25,810               1,165,580
RETAIL-ARTS & CRAFTS (1.59%)
 Michaels Stores                                          40,060               2,203,300
RETAIL-BEDDING (1.31%)
 Bed Bath & Beyond /1/                                    46,978               1,806,304
RETAIL-CONSUMER ELECTRONICS (1.90%)
 Best Buy                                                 51,720               2,624,273
RETAIL-DISCOUNT (2.07%)
 Wal-Mart Stores                                          54,400               2,870,144
RETAIL-OFFICE SUPPLIES (1.95%)
 Staples                                                  92,320               2,705,899
RETAIL-RESTAURANTS (0.87%)
 Yum! Brands /1/                                          32,440               1,207,417
SCHOOLS (1.56%)
 Apollo Group /1/                                         24,530               2,165,754
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.62%)
 Linear Technology                                        49,262               1,944,371
 Maxim Integrated Products                                32,062               1,680,690
                                                                               3,625,061
THERAPEUTICS (1.30%)
 Gilead Sciences /1/                                      26,850               1,798,950

                                            TOTAL COMMON STOCKS              138,005,346

                                                      Principal
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.59%)
MONEY CENTER BANKS (0.59%)
 Investment in Joint Trading Account;
   Citicorp
                                                     $                      $
   1.42%; 07/01/04                                        813,918                 813,918
                                           TOTAL COMMERCIAL PAPER                 813,918

                                                      Maturity
                                                       Amount                   Value
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.81%)
 Deutsche Bank; 1.50%; dated 06/30/04 maturing
  07/01/04 (collateralized by U.S. Treasury;                                $
  $3,959,561; 08/15/23) /3/                          $ 3,882,085               3,881,923
                                    TOTAL REPURCHASE AGREEMENTS                3,881,923
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (103.10%)              142,701,187
LIABILITIES, NET OF CASH AND RECEIVABLES (-3.10%)                             (4,284,471)
                                     TOTAL NET ASSETS (100.00%)             $138,416,716
                                                                            ---------------

/1/  Non-income producing security.
/2/ Security or a portion of the security was on loan at the end of the period. See notes to financial statements.
/3/  Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (96.88%)
ADVERTISING SERVICES (0.49%)
                                                                       $
 WPP Group                                           89,546                911,017
AEROSPACE & DEFENSE-EQUIPMENT (0.59%)
 European Aeronautic Defense
                 & Space /1/ /2/                     39,572              1,101,564
AUTO-CARS & LIGHT TRUCKS (3.15%)
 Hyundai Motor                                       18,950                728,972
 Renault                                             19,484              1,483,946
 Toyota Motor                                        90,522              3,666,840
                                                                         5,879,758
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.60%)
 Volvo                                               32,056              1,114,925
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.52%)
 Magna International                                 11,359                967,446
BEVERAGES-NON-ALCOHOLIC (0.39%)
 Cott /1/                                            22,363                722,221
BREWERY (0.99%)
 Asahi Brewery /2/                                   81,471                898,223
 SABMiller                                           74,226                959,761
                                                                         1,857,984
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.86%)
 Boral                                              191,391                861,266
 BPB                                                 99,659                736,933
                                                                         1,598,199
BUILDING-HEAVY CONSTRUCTION (1.21%)
 Actividades de Construccion y Servicios             57,000                960,484
 Vinci /2/                                           12,948              1,304,364
                                                                         2,264,848
BUILDING-RESIDENTIAL & COMMERCIAL (1.65%)
 Daiwa House Industry                                72,951                846,410
 George Wimpey                                      131,830                885,170
 Persimmon                                          117,819              1,345,019
                                                                         3,076,599
CELLULAR TELECOMMUNICATIONS (1.93%)
 mm02 /1/                                           951,293              1,600,095
 Vodafone Group                                     908,827              1,994,270
                                                                         3,594,365
CHEMICALS-DIVERSIFIED (2.04%)
 Asahi Kasei                                        270,847              1,402,452
 BASF                                                17,715                949,408
 Mitsubishi Gas Chemical                            240,372                995,721
 Sumitomo Chemical                                   99,513                464,209
                                                                         3,811,790
CHEMICALS-SPECIALTY (0.30%)
 Methanex                                            42,129                556,169
COMMERCIAL BANKS (5.33%)
 Anglo Irish Bank                                   113,897              1,780,661
 Banco Santander Central Hispano /2/                110,361              1,145,329
 DnB Holding /1/                                    140,104                956,059
 IntesaBci                                          301,054              1,175,750

                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                       $
 National Bank of Greece                             34,988                761,123
 Nordea                                             171,886              1,237,870
 Shinsei Bank                                       149,000                950,410
 Shizuoka Bank                                       66,000                583,091
 Toronto-Dominion Bank                               42,372              1,355,146
                                                                         9,945,439
CRUISE LINES (0.76%)
 Carnival                                            29,120              1,416,868
DISTRIBUTION-WHOLESALE (0.70%)
 Wolseley                                            84,114              1,303,460
DIVERSIFIED FINANCIAL SERVICES (0.47%)
 Sampo Ojy                                           90,360                877,293
DIVERSIFIED MINERALS (1.61%)
 BHP Billiton                                       215,583              1,869,765
 Xstrata                                             85,782              1,144,963
                                                                         3,014,728
DIVERSIFIED OPERATIONS (0.68%)
 Brascan /2/                                         45,387              1,266,740
ELECTRIC PRODUCTS-MISCELLANEOUS (2.22%)
 Casio Computer                                      26,690                404,087
 Hitachi                                            295,789              2,035,811
 Sharp /2/                                          107,000              1,709,215
                                                                         4,149,113
ELECTRIC-INTEGRATED (4.01%)
 E.ON                                                17,914              1,290,268
 Enel                                               126,382              1,013,296
 Fortum                                             119,929              1,532,072
 RWE                                                 24,378              1,147,822
 Scottish Power                                     189,968              1,371,999
 Tokyo Electric Power                                49,719              1,127,751
                                                                         7,483,208
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.03%)
 Koninklijke Philips Electronics                     10,854                292,238
 Samsung Electronics                                  3,951              1,631,006
                                                                         1,923,244
ELECTRONIC MEASUREMENT INSTRUMENTS (0.61%)
 Keyence                                              4,958              1,130,959
FINANCE-CONSUMER LOANS (0.90%)
 Aiful                                               13,558              1,415,256
 Sanyo Shinpan Finance                                4,610                263,211
                                                                         1,678,467
FINANCE-INVESTMENT BANKER & BROKER (0.72%)
 Daiwa Securities Group                             188,000              1,350,795
FOOD-DAIRY PRODUCTS (0.50%)
 Numico /1/                                          29,186                937,797
FOOD-MISCELLANEOUS/DIVERSIFIED (1.49%)
 Ajinomoto                                           94,986              1,143,854
 Global Bio-Chem Technology Group -
  warrents /1/                                       66,063                  4,319

                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
                                                                       $
 Nestle                                               6,156              1,641,731
                                                                         2,789,904
FOOD-RETAIL (1.05%)
 Tesco                                              403,442              1,951,655
HOTELS & MOTELS (0.82%)
 InterContinental Hotels Group                      144,316              1,524,502
IMPORT & EXPORT (0.48%)
 Mitsubishi                                          92,340                897,039
INTERNET CONNECTIVE SERVICES (0.24%)
 Hanaro Telecom /1/                                 197,723                450,032
INTERNET CONTENT-INFORMATION & NEWS (0.42%)
 Freenet.de /1/ /2/                                   9,087                779,427
INVESTMENT COMPANIES (0.00%)
 Ainax /1/                                                1                     37
MACHINERY-ELECTRICAL (1.07%)
 Schneider Electric                                  29,187              1,992,132
MACHINERY-FARM (0.54%)
 Kubota                                             189,000              1,004,628
MACHINERY-GENERAL INDUSTRY (0.74%)
 MAN /2/                                             37,510              1,373,660
MEDICAL INSTRUMENTS (0.17%)
 Getinge                                             27,395                323,665
MEDICAL PRODUCTS (1.21%)
 Phonak Holding                                      20,193                628,008
 Straumann Holding                                    2,972                596,821
 Terumo /2/                                          40,943              1,026,248
                                                                         2,251,077
MEDICAL-DRUGS (5.37%)
 AstraZeneca                                         28,337              1,271,367
 Eisai                                               26,629                766,302
 GlaxoSmithKline                                     29,596                600,593
 Merck                                               19,002              1,149,004
 Novartis                                            29,566              1,304,313
 Ono Pharmaceutical                                  20,144                947,063
 Roche Holding                                       21,915              2,169,802
 Sanofi-Synthelabo /2/                               28,520              1,807,811
                                                                        10,016,255
METAL-DIVERSIFIED (0.51%)
 Inco /1/                                            27,544                945,217
MONEY CENTER BANKS (11.14%)
 ABN AMRO Holding                                   119,273              2,609,141
 Barclays                                           203,718              1,735,456
 BNP Paribas                                         57,865              3,558,794
 Credit Suisse Group                                 55,292              1,964,623
 KBC Bancassurance Holding /1/                       15,940                917,114
 Mitsubishi Tokyo Financial Group                       192              1,777,208
 Royal Bank of Scotland                              59,930              1,728,060
 Standard Chartered                                  79,649              1,298,546
 Sumitomo Trust & Banking                           213,000              1,516,758

                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                       $
 UBS                                                 52,342              3,688,264
                                                                        20,793,964
MORTGAGE BANKS (1.15%)
 DEPFA Bank                                         147,813              2,140,057
MULTI-LINE INSURANCE (3.00%)
 AXA                                                 91,041              2,004,847
 Fondiaria-SAI /2/                                   53,288              1,187,089
 ING Groep                                           60,907              1,437,589
 Storebrand                                         140,852                963,195
                                                                         5,592,720
MULTIMEDIA (0.62%)
 Publishing & Broadcasting                          130,074              1,164,333
OFFICE AUTOMATION & EQUIPMENT (1.62%)
 Canon                                               57,409              3,025,265
OIL COMPANY-EXPLORATION & PRODUCTION (1.26%)
 Canadian Natural Resources                          56,017              1,673,303
 PetroKazakhstan                                     25,274                682,959
                                                                         2,356,262
OIL COMPANY-INTEGRATED (7.40%)
 BP Amoco                                           260,420              2,301,143
 ENI /2/                                            105,283              2,090,471
 Petro-Canada                                        32,730              1,407,335
 Repsol YPF /2/                                      85,727              1,877,396
 Shell Transport & Trading                          242,901              1,781,826
 TotalFinaElf                                        22,802              4,347,180
                                                                        13,805,351
OIL REFINING & MARKETING (0.75%)
 Statoil                                            110,206              1,399,138
PROPERTY & CASUALTY INSURANCE (2.49%)
 Aioi Insurance                                     182,005                805,649
 QBE Insurance Group                                125,992              1,123,405
 Sompo Japan Insurance                              266,000              2,718,142
                                                                         4,647,196
PUBLISHING-NEWSPAPERS (0.51%)
 John Fairfax Holdings                              364,506                947,102
PUBLISHING-PERIODICALS (0.50%)
 United Business Media                              101,714                936,587
REAL ESTATE OPERATOR & DEVELOPER (0.33%)
 Hang Lung Properties /2/                           473,629                610,268
REINSURANCE (0.39%)
 Hannover Rueckversicherung /2/                      21,491                720,351
RETAIL-APPAREL & SHOE (0.95%)
 Next                                                68,686              1,772,518
RETAIL-CONSUMER ELECTRONICS (0.37%)
 KESA Electricals                                   132,415                699,992
RETAIL-CONVENIENCE STORE (0.27%)
 C&S /2/                                             19,100                505,004

                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-JEWELRY (1.20%)
                                                                       $
 Citizen Watch /2/                                   96,920              1,097,861
 Signet Group                                       551,171              1,146,982
                                                                         2,244,843
RETAIL-MAJOR DEPARTMENT STORE (0.99%)
 Metro /2/                                           39,122              1,856,314
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.91%)
 Ito-Yokado                                          27,983              1,197,641
 Ryohin Keikaku                                       9,600                495,331
                                                                         1,692,972
RETAIL-PUBS (0.71%)
 Punch Taverns                                      143,950              1,327,456
RUBBER-TIRES (1.54%)
 Continental                                         41,162              1,985,662
 Pirelli                                            858,302                886,571
                                                                         2,872,233
SOAP & CLEANING PRODUCTS (0.33%)
 Reckitt Benckiser                                   21,795                617,384
STEEL PRODUCERS (0.90%)
 Arcelor /2/                                         50,722                851,611
 China Steel                                        872,000                824,304
                                                                         1,675,915
TELECOMMUNICATION EQUIPMENT (1.61%)
 TANDBERG /2/                                        73,880                780,741
 Telefonaktiebolaget LM Ericsson /1/                755,187              2,225,576
                                                                         3,006,317
TELECOMMUNICATION SERVICES (0.98%)
 Telenor                                            262,255              1,823,659
TELEPHONE-INTEGRATED (1.11%)
 MobilCom /1/                                        43,599                880,542
 Nippon Telegraph & Telephone                           224              1,196,829
                                                                         2,077,371
TELEVISION (1.45%)
 Gestevision Telecinco /1/                           60,000                895,698
 Mediaset                                           159,468              1,817,937
                                                                         2,713,635
TOBACCO (1.65%)
 Imperial Tobacco Group                              82,955              1,787,214
 Korea Tobacco & Ginseng                             55,870              1,290,981
                                                                         3,078,195
TRANSPORT-MARINE (0.90%)
 Mitsui O.S.K. Lines                                202,000              1,062,622
 Nippon Yusen Kabushiki Kaisha /2/                  135,100                622,786
                                                                         1,685,408
TRANSPORT-RAIL (0.67%)
 East Japan Railway                                     222              1,245,145
WATER (0.39%)
 Kelda Group                                         80,690                729,827

                                                   Shares
                                                    Held                  Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRE & CABLE PRODUCTS (0.42%)
                                                                       $
 Futukawa Electric /1/                              186,000                794,355
                                       TOTAL COMMON STOCKS             180,791,363

                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.98%)
CONSUMER PRODUCTS-MISCELLANEOUS (2.98%)
 Fortune Brands
                                                 $                     $
  1.45%; 07/01/04                                 5,560,000              5,560,000
                                    TOTAL COMMERCIAL PAPER               5,560,000

                                      103

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

See accompanying notes.
                                       104
                                                  Maturity
                                                   Amount             Value
Repurchase Agreements (8.84%)

  Lehman Brothers; 1.48%; dated
    06/30/04 maturing 07/01/04
    (collateralized by GNMA;
    $16,840,236; 05/15/32) /3/                    $16,510,714    $16,510,035
                                                                --------------

                                  Total Repurchase Agreements     16,510,035
                                                                --------------
                        Total Portfolio Investments (108.70%)    202,861,398

            Liabilities, net of cash and receivables (-8.70%)    (16,243,677)
                                                                --------------
                                   Total Net Assets (100.00%)   $186,617,721
                                                                --------------
                                                                --------------


/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/3 /Security was purchased with the cash proceeds from securities loans.

                             INVESTMENTS BY COUNTRY

 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
 Australia                $  4,096,107              2.02%
 Belgium                       917,114              0.45
 Canada                      9,576,535              4.72
 Finland                     2,409,366              1.19
 France                     16,499,073              8.13
 Germany                    12,132,458              5.98
 Greece                        761,123              0.38
 Hong Kong                     614,588              0.30
 Ireland                     3,920,717              1.93
 Italy                       8,171,115              4.03
 Japan                      43,090,168             21.24
 Korea                       4,100,991              2.02
 Luxembourg                    851,611              0.42
 Netherlands                 6,378,328              3.14
 Norway                      5,922,792              2.92
 Spain                       4,878,907              2.40
 Sweden                      4,902,073              2.42
 Switzerland                13,138,525              6.48
 Taiwan                        824,304              0.41
 United Kingdom             37,605,468             18.54
 United States              22,070,035             10.88
             TOTAL        $202,861,398            100.00%
                          --------------          ---------

See accompanying notes.


                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (92.67%)
AGRICULTURAL OPERATIONS (0.46%)
 Bunge                                                  3,609            $  140,534
AIRLINES (0.50%)
 Gol Linhas Aereas Inteligentes /1/                     1,100                18,700
 Thai Airways International /2/                        98,390               135,968
                                                                            154,668
APPLICATIONS SOFTWARE (0.57%)
 Satyam Computer Services                              26,467               175,842
AUTO-CARS & LIGHT TRUCKS (1.05%)
 Kia Motors                                            37,820               323,049
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.00%)
 Hyundai Mobis                                              5                   222
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.57%)
 Anhui Conch Cement                                    95,252               105,635
 Cemex                                                 12,931               376,292
                                                                            481,927
BUILDING-HEAVY CONSTRUCTION (0.32%)
 IJM                                                   78,305                98,499
BUILDING-RESIDENTIAL & COMMERCIAL (2.02%)
 Corporacion GEO /1/                                  111,254               146,146
 Hyundai Development                                   27,405               254,958
 Land & Houses Public                                 922,605               220,017
                                                                            621,121
CELLULAR TELECOMMUNICATIONS (5.56%)
 Advanced Info Service Public /2/                     142,808               317,856
 America Telecom /1/                                  406,621               782,709
 Far EasTone Telecommunications /1/                   259,000               237,134
 Maxis Communications                                 161,097               373,067
                                                                          1,710,766
COAL (0.53%)
 Yanzhou Coal Mining                                  148,662               162,008
COMMERCIAL BANKS (11.02%)
 Akbank                                            97,637,703               358,575
 Bank Rakyat /1/                                      909,577               162,036
 Chinatrust Financial Holding                         417,000               464,848
 CorpBanca /2/ /3/                                      6,336               151,367
 Credicorp                                             13,126               170,638
 Daegu Bank                                            26,990               144,352
 Hana Bank                                              4,790               101,148
 Hansabank                                             21,710               182,253
 Kookmin Bank /1/                                       5,545               172,276
 Malayan Banking Berhad                                96,100               255,424
 OTP Bank                                               9,373               191,444
 Standard Bank Investment                             104,703               724,734
 State Bank of India                                    4,126                90,566
 Turkiye Garanti Bankasi /1/                       73,953,525               220,515
                                                                          3,390,176
COMPUTERS-PERIPHERAL EQUIPMENT (1.21%)
 Benq                                                 132,000               149,108
 Lite-On Technology                                   214,000               224,560
                                                                            373,668

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (0.55%)
 Natura Cosmeticos /1/                                 10,582            $  170,125
DISTRIBUTION-WHOLESALE (1.03%)
 Esprit Holdings                                       70,728               316,471
DIVERSIFIED FINANCIAL SERVICES (0.87%)
 Shinhan Financial Group                               18,445               268,175
DIVERSIFIED MINERALS (3.14%)
 Anglo American                                        28,772               588,663
 Antofagasta                                            8,832               150,878
 Cia Vale do Rio Doce                                   4,800               228,240
                                                                            967,781
DIVERSIFIED OPERATIONS (0.47%)
 Barloworld                                            13,564               145,525
ELECTRIC PRODUCTS-MISCELLANEOUS (0.66%)
 LG Electronics                                         2,364               112,113
 Moatech                                               12,980                90,877
                                                                            202,990
ELECTRIC-GENERATION (1.03%)
 Huaneng Power International                          356,000               317,213
ELECTRONIC COMPONENTS-MISCELLANEOUS (8.99%)
 AU Optronics                                         248,525               376,777
 DSP Group /1/                                          5,511               150,120
 Samsung Electronics                                    4,678             1,931,117
 Samsung SDI                                            2,920               307,036
                                                                          2,765,050
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.53%)
 Hynix Semiconductor /1/                               14,770               161,697
FINANCE-CONSUMER LOANS (1.42%)
 African Bank Investments                             229,277               435,505
FOOD-MISCELLANEOUS/DIVERSIFIED (1.23%)
 Global Bio-Chem Technology Group /4/                 310,880               225,195
 Global Bio-Chem Technology Group - Warrants
  /1/                                                  33,464                 2,188
 Tiger Brands                                          10,681               151,302
                                                                            378,685
FOOD-RETAIL (0.97%)
 Cencosud /1/ /3/                                       8,054               149,054
 Dairy Farm International Holdings                     63,631               149,533
                                                                            298,587
GAS-DISTRIBUTION (2.36%)
 Gail India                                            44,783               165,690
 OAO Gazprom                                           13,686               391,830
 PT Perusahaan Gas Negara                           1,103,137               170,119
                                                                            727,639
IMPORT & EXPORT (0.61%)
 Testrite International                               373,000               186,278
INVESTMENT COMPANIES (0.57%)
 Koor Industries /1/                                    3,800               176,028
LIFE & HEALTH INSURANCE (1.71%)
 Cathay Financial Holding                             192,000               345,303

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                         $
 New Africa Capital                                   153,595               180,489
                                                                            525,792
MEDICAL-GENERIC DRUGS (0.40%)
 Zentiva /1/                                            6,547               124,354
METAL-ALUMINUM (0.35%)
 National Aluminium                                    36,400               106,370
METAL-DIVERSIFIED (0.44%)
 MMC Norilsk Nickel                                     2,435               135,143
MONEY CENTER BANKS (1.22%)
 Bank Hapoalim                                        141,177               375,447
MOTORCYCLE & MOTOR SCOOTER (0.99%)
 Hero Honda Motors                                     27,703               305,803
NON-FERROUS METALS (0.58%)
 Grupo Mexico /1/                                      56,893               177,344
OIL COMPANY-EXPLORATION & PRODUCTION (1.09%)
 PTT Public /2/                                        88,830               334,593
OIL COMPANY-INTEGRATED (9.09%)
 China Petroleum & Chemical /4/                       478,599               174,877
 LUKOIL                                                 5,802               607,760
 MOL Magyar Olaj-es Gazipari                            5,031               200,269
 PetroChina                                           833,663               384,777
 Petroleo Brasileiro                                   29,120               817,399
 Sasol                                                 39,582               612,311
                                                                          2,797,393
OIL REFINING & MARKETING (1.21%)
 Hindustan Petroleum                                    6,985                51,102
 Polski Koncern Naftowy Orlen                          39,869               321,359
                                                                            372,461
OIL-FIELD SERVICES (0.73%)
 Tenaris                                                6,863               224,763
PETROCHEMICALS (2.17%)
 Honam Petrochemical                                    9,280               316,428
 IOI Berhad                                           107,229               229,978
 LG Chemical                                            3,564               120,599
                                                                            667,005
REAL ESTATE OPERATOR & DEVELOPER (2.31%)
 Consorcio ARA /1/                                    100,557               289,473
 Desarrolladora Homex /1/                               4,691                81,201
 IOI Properties                                        88,668               173,836
 IRSA Inversiones y Representaciones /1/               22,458               166,414
                                                                            710,924
RETAIL-APPAREL & SHOE (1.16%)
 Edgars Consolidated Stores                            15,013               357,668
RETAIL-APPLIANCES (0.09%)
 Courts Mammoth                                        53,173                27,146
RETAIL-DISCOUNT (0.67%)
 Lojas Americanas                                     825,540                 7,037

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
 Siam Makro /2/                                       153,821            $  199,401
                                                                            206,438
RETAIL-HOME FURNISHINGS (0.56%)
 JD Group                                              25,173               173,432
RETAIL-HYPERMARKETS (1.02%)
 Controladora Comercial Mexicana                      284,480               313,266
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.75%)
 Massmart Holdings                                     43,801               230,559
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.56%)
 Taiwan Semiconductor Manufacturing                   392,949               565,360
 Winbond Electronics /1/                              484,000               221,570
                                                                            786,930
SHIP BUILDING (0.72%)
 Daewoo Shipbuilding & Marine Engineering              18,336               221,365
STEEL PRODUCERS (3.13%)
 Cherepovets MK Severstal /1/ /2/                       3,956               127,546
 Iscor                                                 76,807               477,242
 POSCO                                                 10,662               357,284
                                                                            962,072
TELECOMMUNICATION SERVICES (4.85%)
 China Telecom /4/                                    586,645               204,955
 Indonesian Satellite                                 883,490               378,202
 Mahanager Telephone Nigam                             51,651               148,240
 SK Telecom                                            28,961               607,892
 Telekom Malaysia                                      56,300               152,603
                                                                          1,491,892
TELEPHONE-INTEGRATED (2.54%)
 Carso Global Telecom /1/                             139,628               204,605
 Philippine Long Distance Telephone /1/                20,082               411,260
 Telkom South Africa                                   12,878               164,907
                                                                            780,772
TOBACCO (1.17%)
 Korea Tobacco & Ginseng                                8,680               200,568
 Philip Morris                                            261               159,047
                                                                            359,615
TRANSPORT-MARINE (1.11%)
 Evergreen Marine                                     233,880               197,449
 Malaysia International Shipping                       46,638               144,824
                                                                            342,273
WIRELESS EQUIPMENT (0.81%)
 Gemtek Technology                                    111,000               250,773
                                         TOTAL COMMON STOCKS             28,511,822

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
PREFERRED STOCKS (3.68%)
AIRLINES (0.07%)
 Gol Linhas Aereas Inteligentes /1/                     2,722            $   23,115
BREWERY (0.74%)
 Quilmes Industrial                                    13,484               226,936
COMMERCIAL BANKS (0.63%)
 Banco Bradesco                                         4,206               193,256
ELECTRIC-INTEGRATED (0.58%)
 Cia Energetica de Minas Gerais                    12,030,308               179,853
FOOD-MEAT PRODUCTS (0.48%)
 Sadia                                                114,000               147,975
STEEL-SPECIALTY (1.18%)
 Gerdau                                                30,228               362,209
                                      TOTAL PREFERRED STOCKS              1,133,344


                                                 Maturity
                                                  Amount           Value
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.66%)

 Lehman Brothers; 1.48%; dated 06/30/04
  maturing 07/01/04 (collateralized by
  GNMA; $205.375; 05/15/32) /5/                  $201,357       $   201,349

                             TOTAL REPURCHASE AGREEMENTS            201,349
                                                                -----------

                    TOTAL PORTFOLIO INVESTMENTS (97.01%)         29,846,515

CASH AND RECEIVABLES, NET OF LIABILITIES (2.99%)                    920,916

                              TOTAL NET ASSETS (100.00%)        $30,767,431
                                                                -------------

/1/Non-income producing security.
/2/Market value is determined in accordance with procedures established in good faith by the Board of Directors.
/3/Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $300,421 or 0.98% of net assets.
/4/Security or a portion of the security was on loan at the end of the period.
   See notes to financial statements.
/5/Security was purchased with the cash proceeds from securities loans.

                 INVESTMENTS BY COUNTRY

 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
 Argentina                $   451,699              1.51%
 Brazil                     2,288,444              7.67
 Chile                        300,422              1.01
 China                        876,868              2.94
 Czech Republic               283,401              0.95
 Hong Kong                  1,165,983              3.91
 Hungary                      391,713              1.31
 India                      1,043,612              3.50
 Indonesia                    710,358              2.38
 Israel                       551,475              1.85
 Korea                      5,691,154             19.07
 Malaysia                   1,455,376              4.87
 Mexico                     2,371,036              7.94
 Peru                         170,638              0.57
 Philippines                  411,260              1.38
 Poland                       321,359              1.08
 Russia                     1,262,278              4.23
 South Africa               3,653,677             12.24
 Spain                        182,253              0.61
 Taiwan                     3,219,161             10.78
 Thailand                   1,207,834              4.05
 Turkey                       579,090              1.94
 United Kingdom               739,542              2.48
 United States                517,882              1.73
             TOTAL        $29,846,515            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (96.52%)
ADVERTISING AGENCIES (0.43%)
                                                                          $
 Asatsu-DK                                              13,309               345,181
ADVERTISING SALES (0.41%)
 SR Teleperformance                                     13,886               328,596
ADVERTISING SERVICES (0.39%)
 IPSOS                                                   2,755               309,881
AGRICULTURAL OPERATIONS (0.25%)
 Chaoda Modern Agriculture /1/                         707,362               197,250
AIRLINES (0.37%)
 Austrian Airlines /2/                                  19,700               292,649
AIRPORT DEVELOPMENT & MAINTENANCE (0.76%)
 Kobenhavns Lufthavne                                    4,205               612,587
APPLIANCES (0.33%)
 Fisher & Paykel Appliances Holdings                    90,817               262,990
ATHLETIC FOOTWEAR (1.45%)
 Puma                                                    4,587             1,163,591
AUDIO & VIDEO PRODUCTS (0.63%)
 Grande Holdings                                       171,790               167,389
 Sansui Electric /2/                                    85,895                26,765
 Skyworth Digital Holdings /1/                       1,173,363               308,392
                                                                             502,546
AUTO-CARS & LIGHT TRUCKS (0.41%)
 Isuzu Motors /1/ /2/                                  113,697               326,144
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.97%)
 Exedy                                                  31,447               555,939
 Keihin                                                 17,307               223,643
                                                                             779,582
BEVERAGES-NON-ALCOHOLIC (1.00%)
 Coca-Cola West Japan                                   10,263               253,953
 Cott /2/                                               16,999               548,989
                                                                             802,942
BEVERAGES-WINE & SPIRITS (0.51%)
 Davide Campari /1/                                      8,222               406,034
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (2.90%)
 Fletcher Building                                     130,172               376,129
 Geberit                                                 1,629             1,086,087
 Kingspan Group                                         90,969               542,320
 Sika                                                      580               319,083
                                                                           2,323,619
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.46%)
 Alfred McAlpine Group                                  46,471               262,306
 Balfour Beatty                                        136,069               657,001
 Carillion                                              73,906               247,618
                                                                           1,166,925
BUILDING PRODUCTS-DOORS & WINDOWS (0.44%)
 Masonite International /2/                             13,631               350,954
BUILDING-HEAVY CONSTRUCTION (2.47%)
 Actividades de Construccion y Servicios                34,383               579,374
 Daelim Industrial                                      14,322               448,686
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-HEAVY CONSTRUCTION (CONTINUED)
                                                                          $
 Vinci                                                   9,470               953,995
                                                                           1,982,055
BUILDING-RESIDENTIAL & COMMERCIAL (2.48%)
 Haseko /1/ /2/                                        189,139               518,284
 McCarthy & Stone                                       52,453               555,521
 Persimmon                                              79,787               910,847
                                                                           1,984,652
CELLULAR TELECOMMUNICATIONS (0.22%)
 Mobistar /2/                                            2,771               172,612
CHEMICALS-DIVERSIFIED (1.25%)
 Mitsubishi Gas Chemical                               241,879             1,001,964
CHEMICALS-SPECIALTY (0.74%)
 Methanex                                               45,049               594,717
COATINGS & PAINT (0.54%)
 Kansai Paint /1/                                       70,676               431,382
COMMERCIAL BANKS (2.82%)
 Anglo Irish Bank                                       63,774               997,040
 Bank of Kyoto /1/                                      98,598               693,977
 Bank of Piraeus                                        29,745               347,417
 Wing Lung Bank                                         32,792               224,925
                                                                           2,263,359
COMMERCIAL SERVICES (0.88%)
 Park24                                                 10,868               413,345
 TIS /1/                                                 6,863               293,729
                                                                             707,074
COMPUTER DATA SECURITY (0.31%)
 Gemplus International /1/ /2/                         117,579               248,911
COMPUTER SERVICES (0.79%)
 Indra Sistemas /1/                                     19,816               252,664
 TietoEnator Oyj                                        12,529               380,323
                                                                             632,987
COMPUTERS-INTEGRATED SYSTEMS (0.25%)
 Ingenico                                               10,794               197,250
CONSULTING SERVICES (0.29%)
 Savills                                                28,081               232,599
DISTRIBUTION-WHOLESALE (2.07%)
 Doshisha                                                5,523               243,464
 Inchcape                                               19,708               622,241
 Wolseley                                               51,138               792,453
                                                                           1,658,158
DIVERSIFIED MINERALS (1.50%)
 Inmet Mining /2/                                       43,784               604,142
 Xstrata                                                44,729               597,014
                                                                           1,201,156
ELECTRIC PRODUCTS-MISCELLANEOUS (0.40%)
 Techtronic Industries /1/                             200,928               320,720
ELECTRIC-TRANSMISSION (0.66%)
 Red Electrica de Espana                                30,870               525,061
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.68%)
                                                                          $
 Citizen Electronics                                     6,099               346,550
 KOA                                                    22,188               199,888
                                                                             546,438
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.20%)
 Kontron /2/                                            19,089               158,392
ELECTRONIC MEASUREMENT INSTRUMENTS (0.73%)
 ESPEC                                                  20,750               290,194
 Techem /2/                                             11,629               298,532
                                                                             588,726
ENERGY-ALTERNATE SOURCES (0.83%)
 Gamesa Corporacion Tecnologica /1/                     45,198               665,931
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (1.40%)
 Linde                                                  20,417             1,123,529
ENTERPRISE SOFTWARE & SERVICE (0.73%)
 Open Text /2/                                          18,375               585,204
FINANCE-INVESTMENT BANKER & BROKER (0.36%)
 Ichiyoshi Securities                                   34,561               286,332
FINANCE-LEASING COMPANY (1.17%)
 Ricoh Leasing                                          13,292               388,594
 Sumisho Lease                                          13,989               548,714
                                                                             937,308
FINANCE-MORTGAGE LOAN/BANKER (0.50%)
 Kensington Group                                       50,105               400,262
FINANCE-OTHER SERVICES (1.99%)
 Aktiv Kapital /1/                                      27,240               349,760
 Man Group                                              34,780               901,951
 SFE                                                    75,871               339,308
                                                                           1,591,019
FINANCIAL GUARANTEE INSURANCE (0.61%)
 Euler Hermes /2/                                        9,054               489,090
FOOD-CONFECTIONERY (0.24%)
 Lindt & Spruengli                                          16               188,758
FOOD-DAIRY PRODUCTS (1.09%)
 Numico /2/                                             27,175               873,180
FOOD-FLOUR & GRAIN (1.40%)
 Nippon Flour Mills                                     91,000               445,347
 Nisshin Seifun Group                                   67,023               680,580
                                                                           1,125,927
FOOD-MISCELLANEOUS/DIVERSIFIED (1.01%)
 CoolBrands International /2/                           27,839               454,726
 Global Bio-Chem Technology Group                       54,989                 3,596
 IAWS Group                                             29,130               347,322
                                                                             805,644
FOOD-RETAIL (1.15%)
 Colruyt                                                 7,457               920,865
GAS-DISTRIBUTION (0.21%)
 Toho Gas                                               48,986               166,108
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (0.60%)
                                                                          $
 InterContinental Hotels Group                          45,237               477,867
HUMAN RESOURCES (0.57%)
 Ranstad Holding /1/                                    16,801               460,534
INTERNET CONTENT-INFORMATION & NEWS (0.69%)
 Freenet.de /2/                                          6,429               551,440
INTERNET INVESTMENT (0.42%)
 United Internet /2/                                    12,184               340,203
LIGHTING PRODUCTS & SYSTEMS (0.81%)
 USHIO                                                  36,151               652,020
MACHINERY-ELECTRICAL (0.25%)
 Union Tool                                              5,431               197,102
MACHINERY-GENERAL INDUSTRY (1.67%)
 MAN /1/                                                29,269             1,071,865
 Max                                                    23,414               269,514
                                                                           1,341,379
MEDICAL INSTRUMENTS (0.99%)
 Getinge                                                67,249               794,531
MEDICAL PRODUCTS (1.12%)
 Straumann Holding                                       4,457               895,030
MEDICAL-DRUGS (1.25%)
 Axcan Pharmaceuticals /2/                              22,046               465,174
 Fujirebio                                              11,794               161,807
 Orion OYJ                                              14,718               377,830
                                                                           1,004,811
MEDICAL-GENERIC DRUGS (0.78%)
 Sawai Pharmaceutical                                   14,799               623,887
MEDICAL-NURSING HOMES (0.45%)
 Extendicare /2/                                        32,140               359,575
METAL-DIVERSIFIED (1.26%)
 Mitsui Mining & Smelting                              217,272             1,013,531
MISCELLANEOUS MANUFACTURERS (0.26%)
 Amano                                                  23,394               208,180
MONEY CENTER BANKS (0.80%)
 Mitsui Trust Holdings                                  87,517               641,650
MORTGAGE BANKS (2.85%)
 DEPFA Bank                                             79,935             1,157,310
 Home Capital Group /2/                                 18,394               305,252
 Northern Rock                                          62,775               824,219
                                                                           2,286,781
MULTI-LINE INSURANCE (0.52%)
 Brit Insurance Holdings                               278,697               420,760
MULTIMEDIA (0.25%)
 NRJ Group                                               9,174               200,908
NON-FERROUS METALS (0.76%)
 Cameco                                                 10,491               610,720
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NON-HOTEL GAMBLING (1.81%)
                                                                          $
 Paddy Power                                            39,432               453,363
 William Hill                                           99,482               997,671
                                                                           1,451,034
OIL & GAS DRILLING (0.28%)
 Ensign Resource Service Group                          14,263               225,421
OIL COMPANY-EXPLORATION & PRODUCTION (0.96%)
 Paladin Resources                                     321,534               769,694
OIL REFINING & MARKETING (0.84%)
 Nippon Mining Holdings                                136,947               676,483
OPTICAL SUPPLIES (0.79%)
 Essilor International                                   9,709               633,738
PAPER & RELATED PRODUCTS (0.48%)
 Mayr-Melnhof Karton                                     3,013               388,571
PROPERTY & CASUALTY INSURANCE (1.65%)
 Aioi Insurance                                         84,345               373,355
 Amlin                                                 165,683               473,234
 Promina Group                                         170,342               474,641
                                                                           1,321,230
PROPERTY TRUST (0.27%)
 Mirvac Group                                           72,718               217,818
PROTECTION-SAFETY (0.83%)
 Kidde                                                 305,743               662,586
PUBLIC THOROUGHFARES (0.82%)
 Autostrada Torino                                      35,663               659,085
PUBLISHING-BOOKS (0.21%)
 Bloomsbury Publishing                                  37,020               164,483
PUBLISHING-NEWSPAPERS (1.21%)
 Gruppo Editoriale L'Espresso /1/                       65,417               393,968
 Trinity Mirror                                         49,169               577,363
                                                                             971,331
PUBLISHING-PERIODICALS (0.93%)
 United Business Media                                  81,119               746,947
QUARRYING (0.49%)
 Eramet                                                  6,773               389,275
REAL ESTATE MANAGEMENT & SERVICES (0.97%)
 Corio                                                   9,104               387,673
 Gecina                                                  5,006               393,450
                                                                             781,123
REAL ESTATE OPERATOR & DEVELOPER (3.67%)
 Inmobiliaria Colonial                                   9,361               239,170
 Inmobiliaria Urbis                                     49,257               543,552
 Kerry Properties /1/                                  222,511               338,054
 Leopalace21 /1/                                        19,128               357,615
 NHP                                                   194,655               691,011
 Slough Estates                                         46,330               377,247
 Tokyo Tatemono                                         69,556               395,860
                                                                           2,942,509
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (1.70%)
                                                                          $
 French Connection Group                                35,206               266,717
 Next                                                   42,445             1,095,340
                                                                           1,362,057
RETAIL-BUILDING PRODUCTS (0.87%)
 Grafton Group /2/                                      87,955               695,568
RETAIL-CONSUMER ELECTRONICS (1.45%)
 Carphone Warehouse                                    189,845               507,819
 EDION                                                  48,350               655,803
                                                                           1,163,622
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.83%)
 Ryohin Keikaku /1/                                     12,913               666,271
RETAIL-PUBS (0.81%)
 Punch Taverns                                          70,357               648,807
RETAIL-RESTAURANTS (0.30%)
 TelePizza /2/                                         123,936               244,275
RETAIL-SPORTING GOODS (0.38%)
 Xebio                                                   9,969               306,064
RUBBER-TIRES (1.38%)
 Continental                                            22,881             1,103,784
SATELLITE TELECOM (0.78%)
 PT Multimedia Servicos de Telecomunicacoes e
  Multimedia /1/                                        28,599               626,310
SEMICONDUCTOR EQUIPMENT (0.45%)
 ASM Pacific Technology /1/                             95,226               357,107
SOAP & CLEANING PRODUCTS (0.76%)
 McBride                                               224,825               605,464
STEEL PRODUCERS (1.97%)
 BHP Steel                                              81,122               380,875
 INI Steel                                              36,090               287,658
 IPSCO /2/                                              20,765               465,867
 OneSteel                                              256,988               445,754
                                                                           1,580,154
STORAGE & WAREHOUSING (0.15%)
 Mitsui-Soko                                            37,158               119,189
TELECOMMUNICATION EQUIPMENT (2.30%)
 GN Store Nord                                          63,565               561,855
 TANDBERG /1/                                           50,845               537,315
 TANDBERG Television /1/ /2/                           102,937               742,530
                                                                           1,841,700
TELECOMMUNICATION SERVICES (0.25%)
 COLT Telecom /2/                                      136,442               198,569
TELEPHONE-INTEGRATED (0.24%)
 MobilCom /2/                                            9,382               189,483
TRANSPORT-MARINE (1.44%)
 Kawasaki Kisen Kaisha /1/                             125,435               633,411
 Orient Overseas International /1/                     174,917               516,916
                                                                           1,150,327
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (0.72%)
                                                                          $
 Toll Holdings                                          77,318               577,376
VENTURE CAPITAL (0.23%)
 Japan Asia Investment                                  38,873               182,404
WATER (1.24%)
 Kelda Group                                           109,423               989,712
WIRELESS EQUIPMENT (1.08%)
 Hitachi Kokusai Electric /1/                           39,027               301,157
 Uniden                                                 10,878               235,774
 You Eal Electronics                                    11,771               330,566
                                                                             867,497
                                          TOTAL COMMON STOCKS             77,336,818

                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.85%)
TELEVISION (0.85%)
 ProSiebenSat.1 Media /1/                               37,695               678,752
                                       TOTAL PREFERRED STOCKS                678,752

                                                     Principal
                                                      Amount                Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.63%)
CONSUMER PRODUCTS-MISCELLANEOUS (2.63%)
 Fortune Brands
                                                     $                    $
  1.45%; 07/01/04                                    2,110,000             2,110,000
                                       TOTAL COMMERCIAL PAPER              2,110,000


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)



                                                    Maturity
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (11.31%)
 Lehman Brothers; 1.48%; dated 06/30/04
  maturing 07/01/04 (collateralized by GNMA;
  $9,241,714; 05/15/32) /3/                        $9,060,876            $ 9,060,504
                                 TOTAL REPURCHASE AGREEMENTS               9,060,504
                                                                         -----------

                       TOTAL PORTFOLIO INVESTMENTS (111.31%)              89,186,077
LIABILITIES, NET OF CASH AND RECEIVABLES (-11.31%)                        (9,080,630)
                                  TOTAL NET ASSETS (100.00%)             $80,105,444
                                                                         --------------


/1 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/2 /Non-income producing security.
/3 /Security was purchased with the cash proceeds from securities loans.

                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                  2,435,773              2.73%
 Austria                      681,221              0.76
 Belgium                    1,093,477              1.23
 Bermuda                      167,389              0.19
 Canada                     5,570,741              6.25
 Cayman Islands               197,250              0.22
 Denmark                    1,174,442              1.32
 Finland                      758,153              0.85
 France                     3,896,183              4.37
 Germany                    6,679,570              7.49
 Greece                       347,417              0.39
 Hong Kong                  2,069,709              2.32
 Ireland                    4,192,922              4.70
 Italy                      1,459,087              1.63
 Japan                     17,351,154             19.45
 Korea                      1,066,910              1.20
 Luxembourg                   248,911              0.28
 Netherlands                1,721,387              1.93
 New Zealand                  639,120              0.72
 Norway                     1,629,605              1.83
 Portugal                     626,310              0.70
 Spain                      3,050,026              3.42
 Sweden                       794,531              0.89
 Switzerland                3,085,972              3.46
 United Kingdom            17,078,310             19.15
 United States             11,170,507             12.52
             TOTAL        $89,186,077            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (98.69%)
AEROSPACE & DEFENSE (0.68%)
                                                                     $
 Boeing                                             4,400               224,796
 Northrop Grumman                                   1,500                80,550
 Raytheon                                           2,200                78,694
 Rockwell Collins                                   3,400               113,288
                                                                        497,328
AEROSPACE & DEFENSE EQUIPMENT (0.99%)
 General Dynamics                                   1,200               119,160
 Lockheed Martin                                    5,300               276,024
 United Technologies                                3,600               329,328
                                                                        724,512
AGRICULTURAL CHEMICALS (0.42%)
 Agrium                                             6,600                96,030
 IMC Global                                         1,500                20,100
 Potash Corp. of Saskatchewan                       2,000               193,800
                                                                        309,930
AIRLINES (0.15%)
 Southwest Airlines                                 6,700               112,359
APPLICATIONS SOFTWARE (3.37%)
 Citrix Systems /1/                                 1,100                22,396
 Intuit /1/                                         3,800               146,604
 Mercury Interactive /1/                            1,500                74,745
 Microsoft                                         76,800             2,193,408
 Siebel Systems /1/                                 2,300                24,564
                                                                      2,461,717
AUDIO & VIDEO PRODUCTS (0.08%)
 Digital Theater Systems /1/                        2,200                57,530
AUTO-CARS & LIGHT TRUCKS (0.48%)
 General Motors                                     7,600               354,084
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.13%)
 Paccar                                             1,700                98,583
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.09%)
 TRW Automotive Holdings /1/                        3,400                64,090
BEVERAGES-NON-ALCOHOLIC (2.49%)
 Coca-Cola                                         18,900               954,072
 Cott /1/                                           3,500               113,400
 Pepsico                                           14,000               754,320
                                                                      1,821,792
BREWERY (0.27%)
 Anheuser-Busch                                     3,600               194,400
BROADCASTING SERVICES & PROGRAMMING (0.26%)
 Clear Channel Communications                       5,100               188,445
CABLE TV (0.08%)
 Comcast /1/                                        2,100                58,863
CASINO HOTELS (0.07%)
 Station Casinos                                    1,000                48,400
CASINO SERVICES (0.22%)
 International Game Technology                      4,100               158,260
CELLULAR TELECOMMUNICATIONS (1.27%)
 Crown Castle International /1/                    11,700               172,575
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (CONTINUED)
                                                                     $
 Nextel Communications /1/                         15,900               423,894
 NII Holdings /1/                                   2,600                87,594
 Rogers Wireless Communications /1/                 3,900               105,495
 Western Wireless /1/                               4,700               135,877
                                                                        925,435
CHEMICALS-DIVERSIFIED (0.67%)
 Dow Chemical                                       7,700               313,390
 E. I. Du Pont de Nemours                           4,000               177,680
                                                                        491,070
CHEMICALS-SPECIALTY (0.26%)
 Cabot                                              1,800                73,260
 Great Lakes Chemical                                 600                16,236
 Millennium Chemicals /1/                           4,600                79,672
 Minerals Technologies                                400                23,200
                                                                        192,368
CIRCUIT BOARDS (0.11%)
 Jabil Circuit /1/                                  3,100                78,058
COMMERCIAL BANKS (0.06%)
 First Horizon National                               900                40,923
COMMERCIAL SERVICE-FINANCE (0.20%)
 MoneyGram International /1/                        1,700                35,020
 Moody's                                            1,700               109,922
                                                                        144,942
COMPUTER SERVICES (0.44%)
 Affiliated Computer Services /1/                   3,500               185,290
 DST Systems /1/                                    2,900               139,461
                                                                        324,751
COMPUTERS (1.74%)
 Hewlett-Packard                                   14,100               297,510
 International Business Machines                    9,200               810,980
 Research In Motion /1/                             2,400               164,256
                                                                      1,272,746
COMPUTERS-INTEGRATED SYSTEMS (1.51%)
 Dell /1/                                          30,800             1,103,256
COMPUTERS-MEMORY DEVICES (0.10%)
 Veritas Software /1/                               2,700                74,790
COMPUTERS-PERIPHERAL EQUIPMENT (0.26%)
 Lexmark International /1/                          2,000               193,060
CONSUMER PRODUCTS-MISCELLANEOUS (0.49%)
 Clorox                                             3,000               161,340
 Fortune Brands                                     2,600               196,118
                                                                        357,458
COSMETICS & TOILETRIES (2.54%)
 Colgate-Palmolive                                  3,700               216,265
 Gillette                                           7,100               301,040
 Kimberly-Clark                                     2,800               184,464
 Procter & Gamble                                  21,200             1,154,128
                                                                      1,855,897
CRUISE LINES (0.36%)
 Carnival                                           5,600               263,200
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (0.81%)
                                                                     $
 Automatic Data Processing                          7,000               293,160
 Choicepoint /1/                                    1,100                50,226
 First Data                                         3,900               173,628
 Fiserv /1/                                         1,900                73,891
                                                                        590,905
DECISION SUPPORT SOFTWARE (0.07%)
 NetIQ /1/                                          4,100                54,120
DISPOSABLE MEDICAL PRODUCTS (0.15%)
 C.R. Bard                                          2,000               113,300
DISTRIBUTION-WHOLESALE (0.23%)
 CDW                                                2,000               127,520
 Ingram Micro /1/                                   2,700                39,069
                                                                        166,589
DIVERSIFIED MANUFACTURING OPERATIONS (6.31%)
 Danaher                                            4,200               217,770
 General Electric                                  89,300             2,893,320
 Honeywell International                            9,300               340,659
 Illinois Tool Works                                3,300               316,437
 ITT Industries                                       600                49,800
 Roper Industries                                   1,100                62,590
 Tyco International                                21,900               725,766
                                                                      4,606,342
DIVERSIFIED MINERALS (0.07%)
 BHP Billiton                                       3,100                54,312
DRUG DELIVERY SYSTEMS (0.03%)
 Hospira /1/                                          680                18,768
E-COMMERCE-SERVICES (1.08%)
 eBay /1/                                           4,900               450,555
 InterActiveCorp /1/                               10,400               313,456
 Monster Worldwide /1/                              1,100                28,292
                                                                        792,303
E-SERVICES-CONSULTING (0.02%)
 Digital Insight /1/                                  700                14,511
ELECTRIC-INTEGRATED (2.60%)
 American Electric Power                            2,400                76,800
 Constellation Energy Group                         1,400                53,060
 Duke Energy                                       12,400               251,596
 Edison International                               3,600                92,052
 El Paso Electric /1/                               3,100                47,864
 Entergy                                            2,000               112,020
 Exelon                                             5,000               166,450
 FirstEnergy                                        6,400               239,424
 NiSource                                           4,700                96,914
 PG&E /1/                                           4,900               136,906
 Pinnacle West Capital                              2,800               113,092
 PPL                                                3,700               169,830
 Southern                                           2,400                69,960
 TECO Energy                                        4,400                52,756
 TXU                                                5,500               222,805
                                                                      1,901,529
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.40%)
 Intel                                             46,700             1,288,920
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                     $
 QLogic /1/                                         4,400               116,996
 Texas Instruments                                  7,100               171,678
 Xilinx                                             5,300               176,543
                                                                      1,754,137
ELECTRONIC FORMS (0.10%)
 Adobe Systems                                      1,500                69,750
ENTERPRISE SOFTWARE & SERVICE (0.73%)
 Oracle /1/                                        45,000               536,850
FIDUCIARY BANKS (0.66%)
 Investors Financial Services                       4,400               191,752
 Mellon Financial                                   1,900                55,727
 State Street                                       4,800               235,392
                                                                        482,871
FILTRATION & SEPARATION PRODUCTS (0.10%)
 Pall                                               2,700                70,713
FINANCE-CONSUMER LOANS (0.28%)
 SLM                                                5,100               206,295
FINANCE-CREDIT CARD (0.64%)
 American Express                                   9,100               467,558
FINANCE-INVESTMENT BANKER & BROKER (4.09%)
 Citigroup                                         34,560             1,607,040
 Goldman Sachs Group                                3,600               338,976
 Lehman Brothers Holdings                           2,700               203,175
 Merrill Lynch                                      7,900               426,442
 Morgan Stanley                                     7,800               411,606
                                                                      2,987,239
FINANCE-MORTGAGE LOAN/BANKER (1.19%)
 Federal Home Loan Mortgage                         7,800               493,740
 Federal National Mortgage Association              5,300               378,208
                                                                        871,948
FINANCIAL GUARANTEE INSURANCE (0.46%)
 MGIC Investment                                    2,200               166,892
 Radian Group                                       3,500               167,650
                                                                        334,542
FOOD-CONFECTIONERY (0.13%)
 Hershey Foods                                      2,000                92,540
FOOD-MISCELLANEOUS/DIVERSIFIED (0.69%)
 Campbell Soup                                      4,300               115,584
 General Mills                                      4,900               232,897
 H.J. Heinz                                           900                35,280
 Kellogg                                            2,900               121,365
                                                                        505,126
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 Sysco                                              4,800               172,176
GOLD MINING (0.33%)
 Newmont Mining                                     6,300               244,188
HEALTH CARE COST CONTAINMENT (0.17%)
 Caremark Rx /1/                                    3,800               125,172
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME DECORATION PRODUCTS (0.30%)
                                                                     $
 Newell Rubbermaid                                  9,300               218,550
HOTELS & MOTELS (0.04%)
 Fairmont Hotels & Resorts                          1,000                26,950
HUMAN RESOURCES (0.21%)
 Manpower                                           1,200                60,924
 Robert Half International                          3,000                89,310
                                                                        150,234
INSURANCE BROKERS (0.26%)
 Marsh & McLennan                                   4,200               190,596
INTERNET APPLICATION SOFTWARE (0.15%)
 MatrixOne /1/                                      8,400                58,044
 Verity /1/                                         3,800                51,338
                                                                        109,382
INTERNET BROKERS (0.55%)
 Ameritrade Holding /1/                            22,900               259,915
 E*trade Group /1/                                 12,700               141,605
                                                                        401,520
INTERNET INFRASTRUCTURE SOFTWARE (0.04%)
 F5 Networks /1/                                    1,000                26,480
INTERNET SECURITY (0.22%)
 Network Associates /1/                             8,700               157,731
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.30%)
 Eaton Vance                                        2,000                76,420
 Federated Investors                                1,300                39,442
 Franklin Resources                                 2,100               105,168
                                                                        221,030
LEISURE & RECREATION PRODUCTS (0.30%)
 Brunswick                                          3,100               126,480
 Multimedia Games /1/                               3,400                91,188
                                                                        217,668
LIFE & HEALTH INSURANCE (0.46%)
 Conseco /1/                                        4,200                83,580
 Genworth Financial /1/                             7,000               160,650
 UnumProvident                                      6,000                95,400
                                                                        339,630
MACHINERY-FARM (0.20%)
 Deere                                              2,100               147,294
MEDICAL INSTRUMENTS (1.46%)
 Biomet                                             2,400               106,656
 Boston Scientific /1/                              6,500               278,200
 Guidant                                            2,400               134,112
 Medtronic                                          8,300               404,376
 St. Jude Medical /1/                               1,900               143,735
                                                                      1,067,079
MEDICAL LABORATORY & TESTING SERVICE (0.22%)
 Laboratory Corp. of America Holdings /1/           4,100               162,770
MEDICAL PRODUCTS (2.26%)
 Baxter International                               4,000               138,040
 Becton Dickinson                                   1,500                77,700
 Johnson & Johnson                                 20,700             1,152,990
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (CONTINUED)
                                                                     $
 Stryker                                            2,600               143,000
 Zimmer Holdings /1/                                1,600               141,120
                                                                      1,652,850
MEDICAL-BIOMEDICAL/GENE (1.15%)
 Amgen /1/                                         10,000               545,700
 Biogen Idec /1/                                    2,300               145,475
 Genentech /1/                                      1,600                89,920
 Genzyme /1/                                        1,300                61,529
                                                                        842,624
MEDICAL-DRUGS (5.76%)
 Abbott Laboratories                                7,300               297,548
 Cephalon /1/                                         700                37,800
 Eli Lilly                                          8,300               580,253
 Forest Laboratories /1/                            4,700               266,161
 Medimmune /1/                                      1,500                35,100
 Merck                                             15,100               717,250
 Pfizer                                            53,200             1,823,696
 Schering-Plough                                    3,700                68,376
 Wyeth                                             10,600               383,296
                                                                      4,209,480
MEDICAL-GENERIC DRUGS (0.07%)
 Taro Pharmaceuticals Industries /1/                  400                17,400
 Watson Pharmaceutical /1/                          1,200                32,280
                                                                         49,680
MEDICAL-HMO (0.85%)
 Anthem /1/                                         1,500               134,340
 UnitedHealth Group                                 7,800               485,550
                                                                        619,890
MEDICAL-HOSPITALS (0.20%)
 HCA                                                3,500               145,565
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.35%)
 AmerisourceBergen                                    600                35,868
 Cardinal Health                                    3,100               217,155
                                                                        253,023
METAL-ALUMINUM (0.28%)
 Alcoa                                              6,100               201,483
MISCELLANEOUS INVESTING (0.31%)
 Duke-Weeks Realty                                  3,000                95,430
 Simon Property Group                               1,100                56,562
 United Dominion Realty Trust                       3,800                75,164
                                                                        227,156
MONEY CENTER BANKS (2.09%)
 Bank of America                                   11,343               959,845
 JP Morgan Chase                                   14,600               566,042
                                                                      1,525,887
MOTORCYCLE & MOTOR SCOOTER (0.19%)
 Harley-Davidson                                    2,300               142,462
MULTI-LINE INSURANCE (3.23%)
 American International Group                      18,600             1,325,808
 Assurant                                           2,300                60,674
 Hartford Financial Services Group                  2,900               199,346
 Prudential Financial                               5,400               250,938
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                     $
 Safeco                                            11,800               519,200
                                                                      2,355,966
MULTIMEDIA (2.09%)
 E.W. Scripps                                         400                42,000
 Gannett                                            2,400               203,640
 McGraw-Hill                                        1,500               114,855
 Meredith                                             500                27,480
 Time Warner /1/                                   33,600               590,688
 Viacom                                            14,000               500,080
 Walt Disney                                        1,800                45,882
                                                                      1,524,625
NETWORKING PRODUCTS (1.80%)
 Cisco Systems /1/                                 49,700             1,177,890
 Emulex /1/                                         3,900                55,809
 Juniper Networks /1/                               1,200                29,484
 Lucent Technologies /1/                           13,400                50,652
                                                                      1,313,835
NON-HAZARDOUS WASTE DISPOSAL (0.31%)
 Waste Management                                   7,300               223,745
OFFICE AUTOMATION & EQUIPMENT (0.10%)
 Pitney Bowes                                       1,600                70,800
OIL & GAS DRILLING (0.24%)
 Nabors Industries /1/                                600                27,132
 Transocean Sedco Forex /1/                         5,100               147,594
                                                                        174,726
OIL COMPANY-EXPLORATION & PRODUCTION (0.55%)
 Anadarko Petroleum                                 1,700                99,620
 Devon Energy                                         600                39,600
 EOG Resources                                      1,600                95,536
 Murphy Oil                                         2,300               169,510
                                                                        404,266
OIL COMPANY-INTEGRATED (4.77%)
 Amerada Hess                                         200                15,838
 ChevronTexaco                                      8,300               781,113
 ConocoPhillips                                     5,000               381,450
 Exxon Mobil                                       47,100             2,091,711
 Occidental Petroleum                               1,300                62,933
 TotalFinaElf                                       1,600               153,728
                                                                      3,486,773
OIL FIELD MACHINERY & EQUIPMENT (0.17%)
 FMC Technologies /1/                               1,900                54,720
 Grant Prideco /1/                                  3,600                66,456
                                                                        121,176
OIL-FIELD SERVICES (0.74%)
 Baker Hughes                                       3,700               139,305
 BJ Services /1/                                      700                32,088
 Schlumberger                                       5,800               368,358
                                                                        539,751
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                        300                19,521
PAPER & RELATED PRODUCTS (0.72%)
 Bowater                                              800                33,272
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                     $
 International Paper                                4,600               205,620
 MeadWestvaco                                       4,200               123,438
 Potlatch                                           2,500               104,100
 Weyerhaeuser                                         900                56,808
                                                                        523,238
PHARMACY SERVICES (0.05%)
 Medco Health Solutions /1/                           900                33,750
PIPELINES (0.07%)
 Dynegy /1/                                         8,200                34,932
 Williams                                           1,300                15,470
                                                                         50,402
PROPERTY & CASUALTY INSURANCE (1.25%)
 St. Paul                                          20,715               839,786
 XL Capital                                         1,000                75,460
                                                                        915,246
PUBLISHING-NEWSPAPERS (0.25%)
 New York Times                                     2,000                89,420
 Washington Post                                      100                93,001
                                                                        182,421
REGIONAL BANKS (4.15%)
 Bank One                                          13,400               683,400
 Comerica                                          12,800               702,464
 U.S. Bancorp                                      32,500               895,700
 Wachovia                                           8,000               356,000
 Wells Fargo                                        6,900               394,887
                                                                      3,032,451
RETAIL-APPAREL & SHOE (0.50%)
 Abercrombie & Fitch                                3,800               147,250
 Christopher & Banks                                3,700                65,527
 Ross Stores                                        5,700               152,532
                                                                        365,309
RETAIL-AUTO PARTS (0.11%)
 O'Reilly Automotive /1/                            1,700                76,840
RETAIL-BUILDING PRODUCTS (1.11%)
 Home Depot                                        14,800               520,960
 Lowe's                                             5,500               289,025
                                                                        809,985
RETAIL-CONSUMER ELECTRONICS (0.20%)
 Best Buy                                           2,900               147,146
RETAIL-DISCOUNT (3.20%)
 Dollar Tree Stores /1/                             2,500                68,575
 Family Dollar Stores                               6,600               200,772
 Target                                            11,700               496,899
 TJX                                                8,300               200,362
 Wal-Mart Stores                                   26,000             1,371,760
                                                                      2,338,368
RETAIL-DRUG STORE (0.66%)
 CVS                                                3,500               147,070
 Walgreen                                           9,200               333,132
                                                                        480,202
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (0.11%)
                                                                     $
 Staples                                            2,800                82,068
RETAIL-PET FOOD & SUPPLIES (0.04%)
 PETsMART                                             900                29,205
RETAIL-REGIONAL DEPARTMENT STORE (0.16%)
 Kohl's /1/                                         2,800               118,384
RETAIL-RESTAURANTS (0.99%)
 McDonald's                                         9,600               249,600
 Panera Bread /1/                                   4,200               150,696
 RARE Hospitality International /1/                 5,700               141,930
 Starbucks /1/                                      2,700               117,396
 Yum! Brands /1/                                    1,800                66,996
                                                                        726,618
SATELLITE TELECOM (0.19%)
 EchoStar Communications /1/                        4,500               138,375
SCHOOLS (0.15%)
 Apollo Group /1/                                   1,200               105,948
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.71%)
 Analog Devices                                     3,700               174,196
 Linear Technology                                  3,500               138,145
 Maxim Integrated Products                          4,000               209,680
                                                                        522,021
SEMICONDUCTOR EQUIPMENT (0.40%)
 Applied Materials /1/                              5,700               111,834
 Kla-Tencor /1/                                     1,100                54,318
 Novellus Systems /1/                               4,100               128,904
                                                                        295,056
STEEL PRODUCERS (1.00%)
 International Steel Group /1/                      2,200                65,450
 Nucor                                              8,200               629,432
 Steel Dynamics /1/                                 1,300                37,219
                                                                        732,101
TELECOMMUNICATION EQUIPMENT (0.64%)
 Andrew /1/                                         1,000                20,010
 Comverse Technology /1/                            1,200                23,928
 Nortel Networks /1/                                6,700                33,433
 Qualcomm                                           5,300               386,794
                                                                        464,165
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.23%)
 Corning /1/                                       11,300               147,578
 JDS Uniphase /1/                                   4,800                18,192
                                                                        165,770
TELECOMMUNICATION SERVICES (0.05%)
 Avaya /1/                                          2,500                39,475
TELEPHONE-INTEGRATED (1.88%)
 NTL /1/                                            2,200               126,764
 Qwest Communications International /1/            10,800                38,772
 SBC Communications                                 5,800               140,650
 Sprint                                            21,900               385,440
 Verizon Communications                            18,800               680,372
                                                                      1,371,998
                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (0.13%)
                                                                     $
 Gilead Sciences /1/                                1,400                93,800
TOBACCO (1.27%)
 Altria Group                                      18,500               925,925
TOOLS-HAND HELD (0.06%)
 Stanley Works                                        900                41,022
TOYS (0.14%)
 Hasbro                                             5,500               104,500
TRANSPORT-RAIL (0.41%)
 Burlington Northern Santa Fe                       4,600               161,322
 CSX                                                4,200               137,634
                                                                        298,956
TRANSPORT-SERVICES (1.06%)
 Expeditors International of Washington               500                24,705
 United Parcel Service                             10,000               751,700
                                                                        776,405
WEB PORTALS (0.70%)
 Yahoo /1/                                         14,000               508,620
WIRELESS EQUIPMENT (0.48%)
 Motorola                                          15,300               279,225
 Spectrasite /1/                                    1,700                73,474
                                                                        352,699
                                     TOTAL COMMON STOCKS             72,092,698

                                                   Shares
                                                    Held               Value
--------------------------------------------------------------------------------------
PREFERRED STOCKS (0.24%)
MULTIMEDIA (0.24%)
 News                                               5,400               177,552
                                  TOTAL PREFERRED STOCKS                177,552


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                           Principal
                                            Amount                Value
Treasury Bonds (0.14%)
  U.S. Treasury /2/
    1.32%; 09/23/04                        $100,000              $   99,699
                                                                -----------

                                 Total Treasury Bonds                99,699
                                                                -----------

                 Total Portfolio Investments (99.07%)            72,369,949

     Cash and receivables, net of liabilities (0.93%)               680,877
                                                                -----------
                           Total Net Assets (100.00%)           $73,050,826
                                                                -----------
                                                                -----------

                                                          Unrealized
   Contract                    Opening       Current     Gain (Loss)
     Type        Commitment  Market Value  Market Value
---------------------------------------------------------------------
FUTURES CONTRACTS
7 S&P 500 eMini    Buy         $396,695      $399,140       $2,445
September, 2004
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         LARGECAP GROWTH EQUITY ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (97.54%)
ADVERTISING AGENCIES (0.16%)
                                                                   $
 Interpublic Group /1/                            3,400                 46,682
AEROSPACE & DEFENSE (1.08%)
 Boeing                                           6,000                306,540
AEROSPACE & DEFENSE EQUIPMENT (0.37%)
 General Dynamics                                   700                 69,510
 United Technologies                                400                 36,592
                                                                       106,102
AGRICULTURAL OPERATIONS (0.28%)
 Monsanto                                         2,100                 80,850
APPAREL MANUFACTURERS (0.30%)
 Coach /1/                                        1,900                 85,861
APPLICATIONS SOFTWARE (3.00%)
 Microsoft                                       28,900                825,384
 Siebel Systems /1/                               2,400                 25,632
                                                                       851,016
ATHLETIC FOOTWEAR (0.27%)
 Nike                                             1,000                 75,750
AUDIO & VIDEO PRODUCTS (0.42%)
 Harman International Industries                  1,300                118,300
AUTO-CARS & LIGHT TRUCKS (0.95%)
 Ford Motor                                      10,400                162,760
 General Motors                                   2,300                107,157
                                                                       269,917
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.30%)
 Navistar International /1/                       2,200                 85,272
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.03%)
 ArvinMeritor                                       500                  9,785
BEVERAGES-NON-ALCOHOLIC (0.76%)
 Coca-Cola                                        2,200                111,056
 Coca-Cola Enterprises                              900                 26,091
 Pepsi Bottling Group                               600                 18,324
 Pepsico                                          1,100                 59,268
                                                                       214,739
BUILDING PRODUCTS-AIR & HEATING (0.38%)
 American Standard /1/                            2,700                108,837
BUILDING-RESIDENTIAL & COMMERCIAL (0.44%)
 DR Horton                                        2,700                 76,680
 NVR /1/                                            100                 48,420
                                                                       125,100
CASINO HOTELS (0.27%)
 Mandalay Resort Group                            1,100                 75,504
CELLULAR TELECOMMUNICATIONS (0.48%)
 Nextel Communications /1/                        2,700                 71,982
 NII Holdings /1/                                 1,900                 64,011
                                                                       135,993
CHEMICALS-DIVERSIFIED (0.11%)
 Dow Chemical                                       800                 32,560
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (0.14%)
                                                                   $
 Moody's                                            600                 38,796
COMMERCIAL SERVICES (0.11%)
 Convergys /1/                                    2,100                 32,340
COMPUTER SERVICES (0.29%)
 Electronic Data Systems                          2,300                 44,045
 FactSet Research Systems                           800                 37,816
                                                                        81,861
COMPUTERS (0.22%)
 International Business Machines                    700                 61,705
COMPUTERS-INTEGRATED SYSTEMS (2.73%)
 Dell /1/                                        19,100                684,162
 NCR /1/                                          1,800                 89,262
                                                                       773,424
COMPUTERS-MEMORY DEVICES (0.08%)
 SanDisk /1/                                      1,000                 21,690
COMPUTERS-PERIPHERAL EQUIPMENT (0.41%)
 Lexmark International /1/                        1,200                115,836
CONSUMER PRODUCTS-MISCELLANEOUS (0.24%)
 Fortune Brands                                     900                 67,887
COSMETICS & TOILETRIES (4.31%)
 Avon Products                                    3,300                152,262
 Gillette                                         5,600                237,440
 Kimberly-Clark                                   3,700                243,756
 Procter & Gamble                                10,800                587,952
                                                                     1,221,410
DATA PROCESSING & MANAGEMENT (1.14%)
 First Data                                       6,600                293,832
 SEI Investments                                  1,000                 29,040
                                                                       322,872
DENTAL SUPPLIES & EQUIPMENT (0.24%)
 Patterson Dental /1/                               900                 68,841
DISPOSABLE MEDICAL PRODUCTS (0.16%)
 C.R. Bard                                          800                 45,320
DISTRIBUTION-WHOLESALE (0.70%)
 CDW                                              1,700                108,392
 Fastenal                                           500                 28,415
 Tech Data /1/                                    1,600                 62,608
                                                                       199,415
DIVERSIFIED MANUFACTURING OPERATIONS (2.60%)
 3M                                               2,200                198,022
 Danaher                                          1,300                 67,405
 General Electric                                 6,200                200,880
 Honeywell International                          1,500                 54,945
 Illinois Tool Works                              1,700                163,013
 Textron                                            900                 53,415
                                                                       737,680
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.90%)
 Cendant                                         10,400                254,592
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DRUG DELIVERY SYSTEMS (0.01%)
                                                                   $
 Hospira /1/                                        140                  3,864
E-COMMERCE-SERVICES (0.10%)
 eBay /1/                                           300                 27,585
ELECTRIC-GENERATION (0.28%)
 AES /1/                                          7,900                 78,447
ELECTRIC-INTEGRATED (1.21%)
 Duke Energy                                      3,500                 71,015
 Edison International                             2,500                 63,925
 PG&E /1/                                         5,400                150,876
 XCEL Energy                                      3,500                 58,485
                                                                       344,301
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.17%)
 Sanmina /1/                                      5,300                 48,230
ELECTRONIC COMPONENTS-SEMICONDUCTOR (8.43%)
 Advanced Micro Devices /1/                       2,400                 38,160
 Broadcom /1/                                     1,600                 74,832
 Intel                                           59,300              1,636,680
 International Rectifier /1/                        700                 28,994
 Micron Technology /1/                            4,400                 67,364
 National Semiconductor /1/                       5,000                109,950
 Texas Instruments                               16,800                406,224
 Xilinx                                             900                 29,979
                                                                     2,392,183
ELECTRONIC MEASUREMENT INSTRUMENTS (0.53%)
 Agilent Technologies /1/                         5,100                149,328
ENGINES-INTERNAL COMBUSTION (0.22%)
 Cummins Engine                                   1,000                 62,500
ENTERPRISE SOFTWARE & SERVICE (0.99%)
 Computer Associates International                4,800                134,688
 Oracle /1/                                      12,200                145,546
                                                                       280,234
ENTERTAINMENT SOFTWARE (0.27%)
 Electronic Arts /1/                              1,400                 76,370
FINANCE-AUTO LOANS (0.07%)
 AmeriCredit /1/                                  1,000                 19,530
FINANCE-COMMERCIAL (0.30%)
 CIT Group                                        2,200                 84,238
FINANCE-CREDIT CARD (1.39%)
 Capital One Financial                            1,000                 68,380
 MBNA                                            10,100                260,479
 Providian Financial /1/                          4,400                 64,548
                                                                       393,407
FINANCE-INVESTMENT BANKER & BROKER (0.17%)
 Friedman, Billings, Ramsey Group                 1,000                 19,790
 Legg Mason                                         300                 27,303
                                                                        47,093
FINANCE-MORTGAGE LOAN/BANKER (3.51%)
 Federal Home Loan Mortgage                       3,800                240,540
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
                                                                   $
 Federal National Mortgage Association           10,600                756,416
                                                                       996,956
FOOD-MISCELLANEOUS/DIVERSIFIED (0.24%)
 Sara Lee                                         3,000                 68,970
FOOD-RETAIL (0.21%)
 Safeway /1/                                      2,300                 58,282
FOOD-WHOLESALE & DISTRIBUTION (0.30%)
 Sysco                                            2,400                 86,088
GAS-DISTRIBUTION (0.06%)
 UGI                                                500                 16,050
HEALTH CARE COST CONTAINMENT (0.21%)
 McKesson                                         1,700                 58,361
HOTELS & MOTELS (0.19%)
 Starwood Hotels & Resorts Worldwide              1,200                 53,820
INSTRUMENTS-SCIENTIFIC (0.30%)
 Waters /1/                                       1,800                 86,004
INTERNET BROKERS (0.04%)
 E*trade Group /1/                                1,100                 12,265
INTERNET SECURITY (0.15%)
 Symantec /1/                                     1,000                 43,780
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.19%)
 Franklin Resources                                 400                 20,032
 T. Rowe Price Group                                700                 35,280
                                                                        55,312
LIFE & HEALTH INSURANCE (0.19%)
 Aflac                                            1,300                 53,053
LOTTERY SERVICES (0.20%)
 GTECH Holdings                                   1,200                 55,572
MACHINERY-CONSTRUCTION & MINING (0.36%)
 Caterpillar                                      1,300                103,272
MEDICAL INSTRUMENTS (1.36%)
 Biomet                                           1,500                 66,660
 Boston Scientific /1/                              800                 34,240
 Guidant                                          5,100                284,988
                                                                       385,888
MEDICAL LABORATORY & TESTING SERVICE (0.09%)
 Quest Diagnostics                                  300                 25,485
MEDICAL PRODUCTS (3.81%)
 Baxter International                             5,800                200,158
 Henry Schein /1/                                   500                 31,570
 INAMED /1/                                         700                 43,995
 Johnson & Johnson                                9,600                534,720
 Stryker                                          2,600                143,000
 Varian Medical Systems /1/                         500                 39,675
 Zimmer Holdings /1/                              1,000                 88,200
                                                                     1,081,318
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (2.14%)
                                                                   $
 Amgen /1/                                        1,100                 60,027
 Genentech /1/                                    8,200                460,840
 Invitrogen /1/                                     400                 28,796
 Millennium Pharmaceuticals /1/                   4,100                 56,580
                                                                       606,243
MEDICAL-DRUGS (8.19%)
 Abbott Laboratories                              1,400                 57,064
 Forest Laboratories /1/                          2,200                124,586
 Merck                                           14,900                707,750
 Pfizer                                          35,900              1,230,652
 Schering-Plough                                  5,800                107,184
 Valeant Pharmaceuticals International            1,900                 38,000
 Wyeth                                            1,600                 57,856
                                                                     2,323,092
MEDICAL-GENERIC DRUGS (0.07%)
 Eon Labs /1/                                       500                 20,465
MEDICAL-HMO (3.11%)
 Aetna                                            1,100                 93,500
 Anthem /1/                                         800                 71,648
 Coventry Health Care /1/                         1,800                 88,020
 Health Net /1/                                   1,900                 50,350
 Humana /1/                                       2,500                 42,250
 Pacificare Health Systems /1/                    1,800                 69,588
 UnitedHealth Group                               6,600                410,850
 Wellpoint Health Networks /1/                      500                 56,005
                                                                       882,211
MEDICAL-HOSPITALS (0.57%)
 HCA                                                500                 20,795
 Health Management Associates                     3,700                 82,954
 Tenet Healthcare /1/                             4,300                 57,663
                                                                       161,412
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.31%)
 Lincare Holdings /1/                             2,700                 88,722
MEDICAL-WHOLESALE DRUG DISTRIBUTION (2.43%)
 AmerisourceBergen                                2,400                143,472
 Cardinal Health                                  7,800                546,390
                                                                       689,862
METAL PROCESSORS & FABRICATION (0.17%)
 Precision Castparts                                900                 49,221
METAL-ALUMINUM (0.43%)
 Alcoa                                            3,700                122,211
METAL-COPPER (0.25%)
 Phelps Dodge /1/                                   900                 69,759
METAL-DIVERSIFIED (0.09%)
 Freeport-McMoran Copper & Gold                     800                 26,520
MOTORCYCLE & MOTOR SCOOTER (0.96%)
 Harley-Davidson                                  4,400                272,536
MULTI-LINE INSURANCE (2.31%)
 Allstate                                         1,000                 46,550
 American International Group                     6,800                484,704
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                   $
 Hartford Financial Services Group                1,800                123,732
                                                                       654,986
NETWORKING PRODUCTS (1.96%)
 Cisco Systems /1/                               20,100                476,370
 Juniper Networks /1/                             3,300                 81,081
                                                                       557,451
OIL COMPANY-INTEGRATED (1.42%)
 ChevronTexaco                                    1,300                122,343
 ConocoPhillips                                     400                 30,516
 Exxon Mobil                                      5,600                248,696
                                                                       401,555
OPTICAL SUPPLIES (0.05%)
 Bausch & Lomb                                      200                 13,014
PAPER & RELATED PRODUCTS (0.31%)
 Georgia-Pacific                                  2,400                 88,752
PHARMACY SERVICES (0.20%)
 Medco Health Solutions /1/                       1,500                 56,250
PROPERTY & CASUALTY INSURANCE (0.15%)
 Progressive                                        500                 42,650
RADIO (0.11%)
 XM Satellite Radio Holdings /1/                  1,100                 30,019
RENTAL-AUTO & EQUIPMENT (0.20%)
 Rent-A-Center /1/                                1,900                 56,867
RETAIL-APPAREL & SHOE (1.73%)
 Abercrombie & Fitch                              2,000                 77,500
 Chico's FAS /1/                                  1,400                 63,224
 Claire's Stores                                  1,900                 41,230
 Foot Locker                                      2,200                 53,548
 Gap                                              2,000                 48,500
 Nordstrom                                        2,000                 85,220
 Pacific Sunwear of California /1/                1,600                 31,312
 Ross Stores                                      3,400                 90,984
                                                                       491,518
RETAIL-AUTO PARTS (0.26%)
 Advance Auto Parts /1/                           1,700                 75,106
RETAIL-BEDDING (0.34%)
 Bed Bath & Beyond /1/                            2,500                 96,125
RETAIL-BUILDING PRODUCTS (5.20%)
 Home Depot                                      37,100              1,305,920
 Lowe's                                           3,200                168,160
                                                                     1,474,080
RETAIL-CONSUMER ELECTRONICS (0.68%)
 Best Buy                                         3,800                192,812
RETAIL-DISCOUNT (1.86%)
 BJ's Wholesale Club /1/                          1,200                 30,000
 Dollar General                                   3,000                 58,680
 Dollar Tree Stores /1/                           2,800                 76,804
 Target                                           2,600                110,422
 TJX                                              3,000                 72,420
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                   $
 Wal-Mart Stores                                  3,400                179,384
                                                                       527,710
RETAIL-DRUG STORE (0.36%)
 CVS                                              1,800                 75,636
 Walgreen                                           700                 25,347
                                                                       100,983
RETAIL-HOME FURNISHINGS (0.14%)
 Pier 1 Imports                                   2,200                 38,918
RETAIL-JEWELRY (0.12%)
 Tiffany                                            900                 33,165
RETAIL-MAJOR DEPARTMENT STORE (0.74%)
 May Department Stores                            2,700                 74,223
 Sears Roebuck                                    3,600                135,936
                                                                       210,159
RETAIL-REGIONAL DEPARTMENT STORE (0.42%)
 Federated Department Stores                      2,400                117,840
RETAIL-RESTAURANTS (2.31%)
 Applebees International                          3,300                 75,966
 CBRL Group                                         700                 21,595
 McDonald's                                      13,600                353,600
 Outback Steakhouse                               1,600                 66,176
 Starbucks /1/                                    3,200                139,136
                                                                       656,473
SAVINGS & LOANS-THRIFTS (0.07%)
 Hudson City Bancorp                                600                 20,064
SCHOOLS (0.47%)
 Apollo Group /1/                                   700                 61,803
 Career Education /1/                               500                 22,780
 ITT Educational Services /1/                     1,300                 49,426
                                                                       134,009
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.32%)
 Analog Devices                                     600                 28,248
 Atmel /1/                                        3,200                 18,944
 Cypress Semiconductor /1/                        3,000                 42,570
                                                                        89,762
SEMICONDUCTOR EQUIPMENT (1.22%)
 Amkor Technology /1/                             2,200                 17,996
 Applied Materials /1/                            9,800                192,276
 Kla-Tencor /1/                                     600                 29,628
 Lam Research /1/                                 2,100                 56,280
 Teradyne /1/                                     2,200                 49,940
                                                                       346,120
TELECOMMUNICATION EQUIPMENT (2.80%)
 Qualcomm                                        10,900                795,482
TELECOMMUNICATION SERVICES (0.14%)
 Avaya /1/                                        2,500                 39,475
TELEPHONE-INTEGRATED (0.08%)
 NTL /1/                                            400                 23,048
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TEXTILE-HOME FURNISHINGS (0.21%)
                                                                   $
 Mohawk Industries /1/                              800                 58,664
TOBACCO (1.71%)
 Altria Group                                     9,700                485,485
VITAMINS & NUTRITION PRODUCTS (0.04%)
 NBTY /1/                                           400                 11,756
WEB PORTALS (0.32%)
 Yahoo /1/                                        2,500                 90,825
WIRELESS EQUIPMENT (1.15%)
 Motorola                                        17,900                326,675
                                   TOTAL COMMON STOCKS              27,670,315
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (97.54%)              27,670,315
CASH AND RECEIVABLES, NET OF LIABILITIES (2.46%)                       698,358
                            TOTAL NET ASSETS (100.00%)             $28,368,673
                                                                   -------------

/1/ Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (96.39%)
ADVERTISING AGENCIES (0.18%)
                                                                                   $
 Interpublic Group /1/                                            5,410                 74,279
 Omnicom Group                                                    2,441                185,248
                                                                                       259,527
AEROSPACE & DEFENSE (0.76%)
 Boeing                                                          10,888                556,268
 Northrop Grumman                                                 4,644                249,383
 Raytheon                                                         5,782                206,822
 Rockwell Collins                                                 2,290                 76,303
                                                                                     1,088,776
AEROSPACE & DEFENSE EQUIPMENT (0.85%)
 General Dynamics                                                 2,571                255,300
 Goodrich                                                         1,519                 49,109
 Lockheed Martin                                                  5,796                301,856
 United Technologies                                              6,638                607,244
                                                                                     1,213,509
AGRICULTURAL OPERATIONS (0.09%)
 Monsanto                                                         3,430                132,055
AIRLINES (0.13%)
 Delta Air Lines /1/ /2/                                          1,608                 11,449
 Southwest Airlines                                              10,205                171,138
                                                                                       182,587
APPAREL MANUFACTURERS (0.13%)
 Jones Apparel Group                                              1,629                 64,313
 Liz Claiborne                                                    1,432                 51,524
 VF                                                               1,419                 69,105
                                                                                       184,942
APPLIANCES (0.06%)
 Maytag                                                           1,020                 25,000
 Whirlpool                                                          891                 61,123
                                                                                        86,123
APPLICATIONS SOFTWARE (3.00%)
 Citrix Systems /1/                                               2,198                 44,751
 Compuware /1/                                                    4,987                 32,914
 Intuit /1/                                                       2,473                 95,409
 Mercury Interactive /1/                                          1,191                 59,348
 Microsoft                                                      139,404              3,981,378
 Parametric Technology /1/                                        3,462                 17,310
 Siebel Systems /1/                                               6,490                 69,313
                                                                                     4,300,423
ATHLETIC FOOTWEAR (0.20%)
 Nike                                                             3,409                258,232
 Reebok International                                               774                 27,848
                                                                                       286,080
AUTO-CARS & LIGHT TRUCKS (0.50%)
 Ford Motor                                                      23,644                370,029
 General Motors                                                   7,292                339,734
                                                                                       709,763
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.12%)
 Navistar International /1/                                         902                 34,962
 Paccar                                                           2,266                131,405
                                                                                       166,367
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.09%)
                                                                                   $
 Dana                                                             1,924                 37,710
 Delphi Automotive Systems                                        7,236                 77,280
 Visteon                                                          1,671                 19,501
                                                                                       134,491
BEVERAGES-NON-ALCOHOLIC (2.13%)
 Coca-Cola                                                       31,455              1,587,848
 Coca-Cola Enterprises                                            6,071                175,998
 Pepsi Bottling Group                                             3,326                101,576
 Pepsico                                                         22,045              1,187,785
                                                                                     3,053,207
BEVERAGES-WINE & SPIRITS (0.05%)
 Brown-Forman                                                     1,569                 75,736
BREWERY (0.42%)
 Adolph Coors /2/                                                   480                 34,723
 Anheuser-Busch                                                  10,386                560,844
                                                                                       595,567
BROADCASTING SERVICES & PROGRAMMING (0.20%)
 Clear Channel Communications                                     7,933                293,124
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.17%)
 Masco                                                            5,657                176,385
 Vulcan Materials                                                 1,319                 62,719
                                                                                       239,104
BUILDING PRODUCTS-AIR & HEATING (0.08%)
 American Standard /1/                                            2,777                111,941
BUILDING-MAINTENANCE & SERVICE (0.07%)
 Ecolab                                                           3,319                105,212
BUILDING-RESIDENTIAL & COMMERCIAL (0.14%)
 Centex                                                           1,593                 72,880
 KB Home                                                            603                 41,384
 Pulte                                                            1,637                 85,173
                                                                                       199,437
CABLE TV (0.57%)
 Comcast /1/                                                     28,959                811,721
CASINO HOTELS (0.06%)
 Harrah's Entertainment                                           1,457                 78,824
CASINO SERVICES (0.12%)
 International Game Technology                                    4,506                173,932
CELLULAR TELECOMMUNICATIONS (0.62%)
 AT&T Wireless Services /1/                                      35,222                504,379
 Nextel Communications /1/                                       14,333                382,118
                                                                                       886,497
CHEMICALS-DIVERSIFIED (0.94%)
 Dow Chemical                                                    12,090                492,063
 E. I. Du Pont de Nemours                                        12,918                573,818
 Hercules /1/                                                     1,420                 17,310
 PPG Industries                                                   2,215                138,415
 Rohm & Haas                                                      2,894                120,332
                                                                                     1,341,938
CHEMICALS-SPECIALTY (0.12%)
 Eastman Chemical                                                 1,000                 46,230
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                                   $
 Engelhard                                                        1,605                 51,858
 Great Lakes Chemical                                               655                 17,724
 Sigma-Aldrich                                                      893                 53,232
                                                                                       169,044
CIRCUIT BOARDS (0.05%)
 Jabil Circuit /1/                                                2,592                 65,267
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                                 1,849                 76,826
COMMERCIAL BANKS (0.86%)
 AmSouth Bancorp                                                  4,549                115,863
 BB&T                                                             7,246                267,885
 First Horizon National                                           1,601                 72,797
 M&T Bank                                                         1,531                133,656
 Marshall & Ilsley                                                2,869                112,149
 North Fork Bancorp.                                              2,234                 85,004
 Regions Financial                                                2,835                103,619
 SouthTrust                                                       4,258                165,253
 Synovus Financial                                                3,936                 99,660
 Zions Bancorp                                                    1,156                 71,036
                                                                                     1,226,922
COMMERCIAL SERVICE-FINANCE (0.33%)
 Deluxe                                                             645                 28,057
 Equifax                                                          1,768                 43,758
 H&R Block                                                        2,259                107,709
 Moody's                                                          1,933                124,988
 Paychex                                                          4,877                165,233
                                                                                       469,745
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                                    1,851                 28,505
COMPUTER AIDED DESIGN (0.04%)
 Autodesk                                                         1,466                 62,759
COMPUTER SERVICES (0.34%)
 Affiliated Computer Services /1/                                 1,757                 93,016
 Computer Sciences /1/                                            2,423                112,500
 Electronic Data Systems                                          6,256                119,802
 Sungard Data Systems /1/                                         3,746                 97,396
 Unisys /1/                                                       4,304                 59,739
                                                                                       482,453
COMPUTERS (2.18%)
 Apple Computer /1/                                               4,908                159,706
 Gateway /1/                                                      4,809                 21,641
 Hewlett-Packard                                                 39,380                830,918
 International Business Machines                                 21,765              1,918,585
 Sun Microsystems /1/                                            42,954                186,420
                                                                                     3,117,270
COMPUTERS-INTEGRATED SYSTEMS (0.86%)
 Dell /1/                                                        32,582              1,167,087
 NCR /1/                                                          1,222                 60,599
                                                                                     1,227,686
COMPUTERS-MEMORY DEVICES (0.36%)
 EMC /1/                                                         31,561                359,795
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                                   $
 Veritas Software /1/                                             5,577                154,483
                                                                                       514,278
COMPUTERS-PERIPHERAL EQUIPMENT (0.11%)
 Lexmark International /1/                                        1,678                161,977
CONSUMER PRODUCTS-MISCELLANEOUS (0.20%)
 Clorox                                                           2,739                147,303
 Fortune Brands                                                   1,888                142,412
                                                                                       289,715
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                               727                 52,380
CONTAINERS-PAPER & PLASTIC (0.10%)
 Bemis                                                            1,381                 39,013
 Pactiv /1/                                                       1,978                 49,332
 Sealed Air /1/                                                   1,089                 58,011
                                                                                       146,356
COSMETICS & TOILETRIES (2.49%)
 Alberto-Culver                                                   1,169                 58,614
 Avon Products                                                    6,094                281,177
 Colgate-Palmolive                                                6,871                401,610
 Gillette                                                        12,959                549,462
 International Flavors & Fragrances                               1,218                 45,553
 Kimberly-Clark                                                   6,474                426,507
 Procter & Gamble                                                33,198              1,807,299
                                                                                     3,570,222
CRUISE LINES (0.27%)
 Carnival                                                         8,170                383,990
DATA PROCESSING & MANAGEMENT (0.64%)
 Automatic Data Processing                                        7,625                319,335
 First Data                                                      11,267                501,607
 Fiserv /1/                                                       2,517                 97,886
                                                                                       918,828
DISPOSABLE MEDICAL PRODUCTS (0.05%)
 C.R. Bard                                                        1,348                 76,364
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                                    2,252                 89,359
 W.W. Grainger                                                    1,173                 67,448
                                                                                       156,807
DIVERSIFIED MANUFACTURING OPERATIONS (5.31%)
 3M                                                              10,100                909,101
 Cooper Industries                                                1,195                 70,995
 Crane                                                              769                 24,139
 Danaher                                                          3,977                206,208
 Eaton                                                            1,945                125,919
 General Electric /3/                                           136,301              4,416,152
 Honeywell International                                         11,091                406,263
 Illinois Tool Works                                              4,000                383,560
 ITT Industries                                                   1,196                 99,268
 Textron                                                          1,777                105,465
 Tyco International                                              25,900                858,326
                                                                                     7,605,396
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.23%)
                                                                                   $
 Cendant                                                         13,172                322,451
DRUG DELIVERY SYSTEMS (0.04%)
 Hospira /1/                                                      2,015                 55,614
E-COMMERCE-SERVICES (0.57%)
 eBay /1/                                                         8,490                780,656
 Monster Worldwide /1/                                            1,513                 38,914
                                                                                       819,570
ELECTRIC PRODUCTS-MISCELLANEOUS (0.30%)
 Emerson Electric                                                 5,448                346,220
 Molex                                                            2,449                 78,564
                                                                                       424,784
ELECTRIC-GENERATION (0.06%)
 AES /1/                                                          8,229                 81,714
ELECTRIC-INTEGRATED (2.32%)
 Allegheny Energy /1/ /2/                                         1,640                 25,272
 Ameren                                                           2,359                101,343
 American Electric Power                                          5,110                163,520
 CenterPoint Energy                                               3,967                 45,621
 Cinergy                                                          2,324                 88,312
 CMS Energy /1/ /2/                                               2,112                 19,283
 Consolidated Edison                                              3,111                123,693
 Constellation Energy Group                                       2,175                 82,432
 Dominion Resources                                               4,217                266,008
 DTE Energy                                                       2,240                 90,810
 Duke Energy                                                     11,815                239,726
 Edison International                                             4,208                107,599
 Entergy                                                          2,974                166,574
 Exelon                                                           8,536                284,163
 FirstEnergy                                                      4,259                159,329
 FPL Group                                                        2,387                152,649
 NiSource                                                         3,402                 70,149
 PG&E /1/                                                         5,411                151,183
 Pinnacle West Capital                                            1,180                 47,660
 PPL                                                              2,296                105,386
 Progress Energy                                                  3,184                140,255
 Public Service Enterprise Group                                  3,056                122,332
 Southern                                                         9,524                277,625
 TECO Energy /2/                                                  2,433                 29,172
 TXU /2/                                                          4,183                169,453
 XCEL Energy                                                      5,156                 86,157
                                                                                     3,315,706
ELECTRICAL COMPONENTS & EQUIPMENT (0.01%)
 Power-One /1/                                                    1,081                 11,869
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.10%)
 Sanmina /1/                                                      6,727                 61,216
 Solectron /1/                                                   12,416                 80,331
                                                                                       141,547
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.62%)
 Advanced Micro Devices /1/ /2/                                   4,566                 72,599
 Altera /1/                                                       4,834                107,412
 Applied Micro Circuits /1/                                       4,026                 21,418
 Broadcom /1/                                                     4,056                189,699
 Intel                                                           83,529              2,305,401
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                   $
 LSI Logic /1/                                                    4,934                 37,597
 Micron Technology /1/ /2/                                        7,885                120,719
 National Semiconductor /1/                                       4,633                101,880
 Nvidia /1/                                                       2,142                 43,911
 PMC - Sierra /1/                                                 2,281                 32,732
 QLogic /1/                                                       1,204                 32,014
 Texas Instruments                                               22,356                540,568
 Xilinx                                                           4,482                149,296
                                                                                     3,755,246
ELECTRONIC CONNECTORS (0.01%)
 Thomas & Betts /1/                                                 759                 20,668
ELECTRONIC FORMS (0.10%)
 Adobe Systems                                                    3,083                143,359
ELECTRONIC MEASUREMENT INSTRUMENTS (0.15%)
 Agilent Technologies /1/                                         6,218                182,063
 Tektronix                                                        1,093                 37,184
                                                                                       219,247
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.04%)
 Fluor /2/                                                        1,072                 51,102
ENGINES-INTERNAL COMBUSTION (0.02%)
 Cummins Engine /2/                                                 557                 34,813
ENTERPRISE SOFTWARE & SERVICE (0.83%)
 BMC Software /1/                                                 2,878                 53,243
 Computer Associates International                                7,552                211,909
 Novell /1/                                                       4,994                 41,900
 Oracle /1/                                                      67,089                800,372
 Peoplesoft /1/                                                   4,712                 87,172
                                                                                     1,194,596
ENTERTAINMENT SOFTWARE (0.15%)
 Electronic Arts /1/                                              3,909                213,236
FIDUCIARY BANKS (0.55%)
 Bank of New York                                                10,041                296,009
 Mellon Financial                                                 5,482                160,787
 Northern Trust                                                   2,846                120,329
 State Street                                                     4,338                212,735
                                                                                       789,860
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                             1,616                 42,323
FINANCE-CONSUMER LOANS (0.16%)
 SLM                                                              5,669                229,311
FINANCE-CREDIT CARD (1.08%)
 American Express                                                16,502                847,873
 Capital One Financial                                            3,097                211,773
 MBNA                                                            16,500                425,535
 Providian Financial /1/                                          3,760                 55,159
                                                                                     1,540,340
FINANCE-INVESTMENT BANKER & BROKER (3.96%)
 Bear Stearns                                                     1,356                114,324
 Charles Schwab                                                  17,626                169,386
 Citigroup                                                       66,785              3,105,503
 Goldman Sachs Group                                              6,232                586,805
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                   $
 Lehman Brothers Holdings                                         3,576                269,094
 Merrill Lynch                                                   12,410                669,892
 Morgan Stanley                                                  14,195                749,070
                                                                                     5,664,074
FINANCE-MORTGAGE LOAN/BANKER (1.19%)
 Countrywide Credit Industries                                    3,608                253,462
 Federal Home Loan Mortgage                                       8,891                562,800
 Federal National Mortgage Association                           12,515                893,071
                                                                                     1,709,333
FINANCIAL GUARANTEE INSURANCE (0.21%)
 Ambac Financial Group                                            1,400                102,816
 MBIA                                                             1,865                106,529
 MGIC Investment                                                  1,276                 96,797
                                                                                       306,142
FOOD-CONFECTIONERY (0.24%)
 Hershey Foods                                                    3,350                155,005
 Wm. Wrigley Jr.                                                  2,901                182,908
                                                                                       337,913
FOOD-FLOUR & GRAIN (0.10%)
 Archer Daniels Midland                                           8,394                140,851
FOOD-MISCELLANEOUS/DIVERSIFIED (0.88%)
 Campbell Soup                                                    5,307                142,652
 ConAgra Foods                                                    6,824                184,794
 General Mills                                                    4,881                231,994
 H.J. Heinz                                                       4,547                178,242
 Kellogg                                                          5,303                221,931
 McCormick                                                        1,776                 60,384
 Sara Lee                                                        10,207                234,659
                                                                                     1,254,656
FOOD-RETAIL (0.32%)
 Albertson's                                                      4,750                126,065
 Kroger /1/                                                       9,589                174,520
 Safeway /1/                                                      5,764                146,060
 Winn-Dixie Stores /2/                                            1,836                 13,219
                                                                                       459,864
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 Supervalu                                                        1,741                 53,292
 Sysco                                                            8,258                296,214
                                                                                       349,506
FORESTRY (0.05%)
 Plum Creek Timber                                                2,366                 77,084
GAS-DISTRIBUTION (0.15%)
 KeySpan                                                          2,068                 75,895
 Nicor                                                              569                 19,329
 Peoples Energy                                                     485                 20,443
 Sempra Energy                                                    2,967                102,154
                                                                                       217,821
GOLD MINING (0.15%)
 Newmont Mining /2/                                               5,722                221,785
HEALTH CARE COST CONTAINMENT (0.23%)
 Caremark Rx /1/                                                  5,907                194,576
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE COST CONTAINMENT (CONTINUED)
                                                                                   $
 McKesson                                                         3,781                129,802
                                                                                       324,378
HOME DECORATION PRODUCTS (0.06%)
 Newell Rubbermaid                                                3,549                 83,401
HOME FURNISHINGS (0.05%)
 Leggett & Platt                                                  2,479                 66,214
HOTELS & MOTELS (0.25%)
 Hilton Hotels                                                    4,951                 92,386
 Marriott International                                           2,921                145,699
 Starwood Hotels & Resorts Worldwide                              2,673                119,884
                                                                                       357,969
HUMAN RESOURCES (0.05%)
 Robert Half International                                        2,216                 65,970
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Symbol Technologies                                              3,029                 44,647
INDEPENDENT POWER PRODUCER (0.02%)
 Calpine /1/ /2/                                                  5,373                 23,211
INDUSTRIAL AUTOMATION & ROBOTS (0.06%)
 Rockwell International                                           2,400                 90,024
INDUSTRIAL GASES (0.22%)
 Air Products & Chemicals                                         2,935                153,941
 Praxair                                                          4,197                167,502
                                                                                       321,443
INSTRUMENTS-CONTROLS (0.20%)
 Johnson Controls                                                 2,454                130,994
 Parker Hannifin                                                  1,543                 91,747
 Thermo Electron /1/                                              2,140                 65,784
                                                                                       288,525
INSTRUMENTS-SCIENTIFIC (0.14%)
 Applied Biosystems Group                                         2,607                 56,702
 Millipore /1/                                                      637                 35,908
 PerkinElmer                                                      1,650                 33,066
 Waters /1/                                                       1,543                 73,724
                                                                                       199,400
INSURANCE BROKERS (0.30%)
 Aon                                                              4,070                115,873
 Marsh & McLennan                                                 6,758                306,678
                                                                                       422,551
INTERNET BROKERS (0.04%)
 E*trade Group /1/                                                4,719                 52,617
INTERNET SECURITY (0.12%)
 Symantec /1/                                                     4,027                176,302
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.24%)
 Federated Investors                                              1,396                 42,355
 Franklin Resources                                               3,228                161,658
 Janus Capital Group                                              3,091                 50,971
 T. Rowe Price Group                                              1,636                 82,454
                                                                                       337,438
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE & RECREATION PRODUCTS (0.03%)
                                                                                   $
 Brunswick                                                        1,223                 49,898
LIFE & HEALTH INSURANCE (0.52%)
 Aflac                                                            6,568                268,040
 Jefferson-Pilot                                                  1,805                 91,694
 Lincoln National                                                 2,302                108,770
 Principal Financial Group /4/                                    4,122                143,363
 Torchmark                                                        1,437                 77,311
 UnumProvident /2/                                                3,826                 60,833
                                                                                       750,011
LINEN SUPPLY & RELATED ITEMS (0.07%)
 Cintas                                                           2,211                105,398
MACHINERY-CONSTRUCTION & MINING (0.24%)
 Caterpillar                                                      4,415                350,728
MACHINERY-FARM (0.16%)
 Deere                                                            3,215                225,500
MACHINERY-GENERAL INDUSTRY (0.18%)
 Dover                                                            2,624                110,470
 Ingersoll-Rand                                                   2,238                152,878
                                                                                       263,348
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                       3,034                 71,117
MEDICAL INSTRUMENTS (1.24%)
 Biomet                                                           3,286                146,030
 Boston Scientific /1/                                           10,784                461,555
 Guidant                                                          4,051                226,370
 Medtronic                                                       15,655                762,711
 St. Jude Medical /1/                                             2,275                172,104
                                                                                     1,768,770
MEDICAL LABORATORY & TESTING SERVICE (0.08%)
 Quest Diagnostics                                                1,336                113,493
MEDICAL PRODUCTS (2.19%)
 Baxter International                                             7,915                273,147
 Becton Dickinson                                                 3,271                169,438
 Johnson & Johnson                                               38,337              2,135,371
 Stryker                                                          5,168                284,240
 Zimmer Holdings /1/                                              3,151                277,918
                                                                                     3,140,114
MEDICAL-BIOMEDICAL/GENE (0.99%)
 Amgen /1/                                                       16,422                896,148
 Biogen Idec /1/                                                  4,388                277,541
 Chiron /1/                                                       2,440                108,922
 Genzyme /1/                                                      2,925                138,440
                                                                                     1,421,051
MEDICAL-DRUGS (6.08%)
 Abbott Laboratories                                             20,142                820,988
 Allergan                                                         1,696                151,826
 Bristol-Myers Squibb                                            25,110                615,195
 Eli Lilly                                                       14,587              1,019,777
 Forest Laboratories /1/                                          4,777                270,521
 King Pharmaceuticals /1/                                         3,117                 35,690
 Medimmune /1/                                                    3,213                 75,184
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                                   $
 Merck                                                           28,696              1,363,060
 Pfizer                                                          98,542              3,378,020
 Schering-Plough                                                 19,008                351,268
 Wyeth                                                           17,221                622,711
                                                                                     8,704,240
MEDICAL-GENERIC DRUGS (0.08%)
 Mylan Laboratories                                               3,468                 70,227
 Watson Pharmaceutical /1/                                        1,406                 37,821
                                                                                       108,048
MEDICAL-HMO (0.76%)
 Aetna                                                            1,968                167,280
 Anthem /1/                                                       1,790                160,312
 Humana /1/                                                       2,085                 35,237
 UnitedHealth Group                                               7,953                495,074
 Wellpoint Health Networks /1/                                    2,010                225,140
                                                                                     1,083,043
MEDICAL-HOSPITALS (0.29%)
 HCA                                                              6,271                260,811
 Health Management Associates                                     3,139                 70,376
 Tenet Healthcare /1/                                             6,011                 80,608
                                                                                       411,795
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                                       1,148                 37,517
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.33%)
 AmerisourceBergen                                                1,450                 86,681
 Cardinal Health                                                  5,559                389,408
                                                                                       476,089
METAL PROCESSORS & FABRICATION (0.02%)
 Worthington Industries                                           1,120                 22,994
METAL-ALUMINUM (0.26%)
 Alcoa                                                           11,228                370,861
METAL-COPPER (0.07%)
 Phelps Dodge /1/                                                 1,208                 93,632
METAL-DIVERSIFIED (0.05%)
 Freeport-McMoran Copper & Gold                                   2,287                 75,814
MISCELLANEOUS INVESTING (0.35%)
 Apartment Investment & Management                                1,215                 37,823
 Equity Office Properties Trust                                   5,212                141,766
 Equity Residential Properties Trust                              3,619                107,593
 Prologis Trust                                                   2,342                 77,099
 Simon Property Group                                             2,688                138,217
                                                                                       502,498
MONEY CENTER BANKS (2.28%)
 Bank of America                                                 26,329              2,227,960
 JP Morgan Chase                                                 26,893              1,042,642
                                                                                     3,270,602
MOTORCYCLE & MOTOR SCOOTER (0.16%)
 Harley-Davidson                                                  3,812                236,115
MULTI-LINE INSURANCE (2.93%)
 Allstate                                                         9,074                422,395
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                                   $
 American International Group                                    33,683              2,400,924
 Cigna                                                            1,826                125,647
 Cincinnati Financial                                             2,173                 94,569
 Hartford Financial Services Group                                3,772                259,287
 Loews                                                            2,396                143,664
 MetLife                                                          9,762                349,968
 Prudential Financial                                             6,793                315,671
 Safeco                                                           1,799                 79,156
                                                                                     4,191,281
MULTIMEDIA (2.12%)
 Gannett                                                          3,519                298,587
 McGraw-Hill                                                      2,460                188,363
 Meredith                                                           649                 35,669
 Time Warner /1/                                                 58,883              1,035,163
 Viacom                                                          22,375                799,235
 Walt Disney                                                     26,502                675,536
                                                                                     3,032,553
NETWORKING PRODUCTS (1.66%)
 Cisco Systems /1/                                               87,319              2,069,460
 Lucent Technologies /1/ /2/                                     55,345                209,204
 Network Appliance /1/                                            4,488                 96,627
                                                                                     2,375,291
NON-HAZARDOUS WASTE DISPOSAL (0.20%)
 Allied Waste Industries /1/                                      4,098                 54,012
 Waste Management                                                 7,497                229,783
                                                                                       283,795
OFFICE AUTOMATION & EQUIPMENT (0.20%)
 Pitney Bowes                                                     2,985                132,086
 Xerox /1/ /2/                                                   10,334                149,843
                                                                                       281,929
OFFICE SUPPLIES & FORMS (0.06%)
 Avery Dennison                                                   1,427                 91,342
OIL & GAS DRILLING (0.21%)
 Nabors Industries /1/                                            1,918                 86,732
 Noble /1/                                                        1,741                 65,967
 Rowan /1/                                                        1,366                 33,235
 Transocean Sedco Forex /1/                                       4,143                119,898
                                                                                       305,832
OIL COMPANY-EXPLORATION & PRODUCTION (0.67%)
 Anadarko Petroleum                                               3,253                190,626
 Apache                                                           4,200                182,910
 Burlington Resources                                             5,123                185,350
 Devon Energy                                                     3,097                204,402
 EOG Resources                                                    1,506                 89,923
 Kerr-McGee                                                       1,932                103,884
                                                                                       957,095
OIL COMPANY-INTEGRATED (4.44%)
 Amerada Hess                                                     1,163                 92,098
 ChevronTexaco                                                   13,818              1,300,412
 ConocoPhillips                                                   8,857                675,701
 Exxon Mobil                                                     84,460              3,750,869
 Marathon Oil                                                     4,461                168,804
 Occidental Petroleum                                             5,052                244,567
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                                   $
 Unocal                                                           3,403                129,314
                                                                                     6,361,765
OIL REFINING & MARKETING (0.16%)
 Ashland                                                            909                 48,005
 Sunoco                                                             976                 62,093
 Valero Energy                                                    1,662                122,589
                                                                                       232,687
OIL-FIELD SERVICES (0.64%)
 Baker Hughes                                                     4,301                161,933
 BJ Services /1/                                                  2,078                 95,255
 Halliburton                                                      5,684                171,998
 Schlumberger                                                     7,608                483,184
                                                                                       912,370
OPTICAL SUPPLIES (0.03%)
 Bausch & Lomb                                                      684                 44,508
PAPER & RELATED PRODUCTS (0.56%)
 Boise Cascade                                                    1,133                 42,646
 Georgia-Pacific                                                  3,292                121,738
 International Paper                                              6,269                280,224
 Louisiana-Pacific                                                1,405                 33,228
 MeadWestvaco                                                     2,603                 76,502
 Temple-Inland                                                      715                 49,514
 Weyerhaeuser                                                     3,114                196,556
                                                                                       800,408
PHARMACY SERVICES (0.15%)
 Express Scripts /1/                                              1,006                 79,705
 Medco Health Solutions /1/                                       3,501                131,288
                                                                                       210,993
PHOTO EQUIPMENT & SUPPLIES (0.07%)
 Eastman Kodak                                                    3,701                 99,853
PIPELINES (0.18%)
 Dynegy /1/ /2/                                                   4,894                 20,848
 El Paso /2/                                                      8,278                 65,231
 Kinder Morgan                                                    1,602                 94,982
 Williams                                                         6,713                 79,885
                                                                                       260,946
POWER CONVERTER & SUPPLY EQUIPMENT (0.04%)
 American Power Conversion                                        2,585                 50,795
PRINTING-COMMERCIAL (0.06%)
 R.R. Donnelley & Sons                                            2,806                 92,654
PROPERTY & CASUALTY INSURANCE (0.73%)
 ACE                                                              3,657                154,618
 Chubb                                                            2,450                167,041
 Progressive                                                      2,808                239,522
 St. Paul                                                         8,615                349,252
 XL Capital /2/                                                   1,784                134,621
                                                                                     1,045,054
PUBLICLY TRADED INVESTMENT FUND (0.58%)
 iShares S&P 500 Index Fund                                       7,250                830,415
PUBLISHING-NEWSPAPERS (0.28%)
 Dow Jones                                                        1,057                 47,671
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (CONTINUED)
                                                                                   $
 Knight Ridder                                                    1,017                 73,224
 New York Times                                                   1,920                 85,843
 Tribune                                                          4,231                192,680
                                                                                       399,418
REGIONAL BANKS (3.45%)
 Bank One                                                        14,488                738,888
 Comerica                                                         2,237                122,767
 Fifth Third Bancorp                                              7,269                390,927
 Huntington Bancshares                                            2,962                 67,830
 KeyCorp                                                          5,299                158,387
 National City                                                    8,024                280,920
 PNC Financial Services Group                                     3,642                193,317
 SunTrust Banks                                                   3,647                237,019
 U.S. Bancorp                                                    24,477                674,586
 Union Planters                                                   2,454                 73,154
 Wachovia                                                        16,979                755,565
 Wells Fargo                                                     21,793              1,247,213
                                                                                     4,940,573
RETAIL-APPAREL & SHOE (0.33%)
 Gap                                                             11,625                281,907
 Limited                                                          6,086                113,808
 Nordstrom                                                        1,797                 76,570
                                                                                       472,285
RETAIL-AUTO PARTS (0.06%)
 Autozone /1/                                                     1,074                 86,027
RETAIL-AUTOMOBILE (0.04%)
 AutoNation /1/ /2/                                               3,453                 59,046
RETAIL-BEDDING (0.10%)
 Bed Bath & Beyond /1/                                            3,881                149,224
RETAIL-BUILDING PRODUCTS (1.08%)
 Home Depot                                                      28,705              1,010,416
 Lowe's                                                          10,153                533,540
                                                                                     1,543,956
RETAIL-CONSUMER ELECTRONICS (0.21%)
 Best Buy                                                         4,190                212,601
 Circuit City Stores                                              2,567                 33,243
 RadioShack                                                       2,077                 59,464
                                                                                       305,308
RETAIL-DISCOUNT (2.79%)
 Big Lots /1/                                                     1,488                 21,516
 Costco Wholesale                                                 5,928                243,463
 Dollar General                                                   4,258                 83,287
 Family Dollar Stores                                             2,215                 67,380
 Target                                                          11,797                501,019
 TJX                                                              6,392                154,303
 Wal-Mart Stores                                                 55,386              2,922,165
                                                                                     3,993,133
RETAIL-DRUG STORE (0.49%)
 CVS                                                              5,131                215,605
 Walgreen                                                        13,231                479,094
                                                                                       694,699
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-JEWELRY (0.05%)
                                                                                   $
 Tiffany                                                          1,890                 69,647
RETAIL-MAJOR DEPARTMENT STORE (0.24%)
 J.C. Penney                                                      3,643                137,560
 May Department Stores                                            3,756                103,252
 Sears Roebuck                                                    2,748                103,765
                                                                                       344,577
RETAIL-OFFICE SUPPLIES (0.18%)
 Office Depot /1/                                                 4,040                 72,357
 Staples                                                          6,423                188,258
                                                                                       260,615
RETAIL-REGIONAL DEPARTMENT STORE (0.23%)
 Dillards                                                         1,079                 24,062
 Federated Department Stores                                      2,322                114,010
 Kohl's /1/                                                       4,404                186,201
                                                                                       324,273
RETAIL-RESTAURANTS (0.61%)
 Darden Restaurants                                               2,079                 42,724
 McDonald's                                                      16,260                422,760
 Starbucks /1/                                                    5,120                222,618
 Wendy's International                                            1,473                 51,319
 Yum! Brands /1/                                                  3,737                139,091
                                                                                       878,512
RETAIL-TOY STORE (0.03%)
 Toys R Us /1/                                                    2,763                 44,153
RUBBER-TIRES (0.03%)
 Cooper Tire & Rubber                                               958                 22,034
 Goodyear Tire & Rubber /1/ /2/                                   2,264                 20,580
                                                                                        42,614
SAVINGS & LOANS-THRIFTS (0.54%)
 Charter One Financial                                            2,890                127,709
 Golden West Financial                                            1,971                209,616
 Washington Mutual                                               11,170                431,609
                                                                                       768,934
SCHOOLS (0.14%)
 Apollo Group /1/                                                 2,281                201,389
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.42%)
 Analog Devices                                                   4,853                228,479
 Linear Technology                                                3,996                157,722
 Maxim Integrated Products                                        4,161                218,120
                                                                                       604,321
SEMICONDUCTOR EQUIPMENT (0.47%)
 Applied Materials /1/                                           21,771                427,147
 Kla-Tencor /1/                                                   2,539                125,376
 Novellus Systems /1/                                             1,910                 60,050
 Teradyne /1/                                                     2,505                 56,864
                                                                                       669,437
STEEL PRODUCERS (0.09%)
 Nucor                                                            1,020                 78,295
 United States Steel /2/                                          1,464                 51,416
                                                                                       129,711
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL-SPECIALTY (0.01%)
                                                                                   $
 Allegheny Technologies                                           1,050                 18,953
TELECOMMUNICATION EQUIPMENT (0.70%)
 ADC Telecommunications /1/                                      10,446                 29,666
 Andrew /1/ /2/                                                   2,074                 41,501
 Comverse Technology /1/                                          2,526                 50,368
 Qualcomm                                                        10,463                763,590
 Scientific-Atlanta                                               1,978                 68,241
 Tellabs /1/                                                      5,370                 46,934
                                                                                     1,000,300
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.23%)
 CIENA /1/                                                        7,331                 27,272
 Corning /1/                                                     17,720                231,423
 JDS Uniphase /1/                                                18,599                 70,490
                                                                                       329,185
TELECOMMUNICATION SERVICES (0.06%)
 Avaya /1/                                                        5,730                 90,477
TELEPHONE-INTEGRATED (2.66%)
 ALLTEL                                                           3,980                201,468
 AT&T                                                            10,252                149,987
 BellSouth                                                       23,689                621,126
 CenturyTel                                                       1,794                 53,892
 Citizens Communications /1/                                      3,712                 44,915
 Qwest Communications International /1/                          23,043                 82,724
 SBC Communications                                              42,770              1,037,172
 Sprint                                                          18,420                324,192
 Verizon Communications                                          35,776              1,294,733
                                                                                     3,810,209
TELEVISION (0.09%)
 Univision Communications /1/                                     4,177                133,372
TOBACCO (1.03%)
 Altria Group                                                    26,485              1,325,574
 RJ Reynolds Tobacco Holdings                                     1,101                 74,417
 UST                                                              2,138                 76,968
                                                                                     1,476,959
TOOLS-HAND HELD (0.10%)
 Black & Decker                                                   1,023                 63,559
 Snap-On                                                            751                 25,196
 Stanley Works                                                    1,055                 48,087
                                                                                       136,842
TOYS (0.10%)
 Hasbro                                                           2,278                 43,282
 Mattel                                                           5,455                 99,554
                                                                                       142,836
TRANSPORT-RAIL (0.41%)
 Burlington Northern Santa Fe                                     4,789                167,950
 CSX                                                              2,772                 90,838
 Norfolk Southern                                                 5,063                134,271
 Union Pacific                                                    3,346                198,920
                                                                                       591,979
TRANSPORT-SERVICES (0.98%)
 FedEx                                                            3,857                315,078
                                                           Shares
                                                            Held                      Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (CONTINUED)
                                                                                   $
 United Parcel Service                                           14,557              1,094,250
                                                                                     1,409,328
TRAVEL SERVICES (0.03%)
 Sabre Holdings                                                   1,796                 49,767
TRUCKING & LEASING (0.02%)
 Ryder System                                                       844                 33,819
WEB PORTALS (0.44%)
 Yahoo /1/ /2/                                                   17,392                631,851
WIRELESS EQUIPMENT (0.39%)
 Motorola                                                        30,273                552,482
                                                   TOTAL COMMON STOCKS             138,018,601

                                                         Principal
                                                           Amount                     Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.34%)
MONEY CENTER BANKS (3.34%)
 Investment in Joint Trading Account; Citicorp
                                                     $                             $
  1.42%; 07/01/04                                             4,773,750              4,773,750
                                                TOTAL COMMERCIAL PAPER               4,773,750

                                      124

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)


                                                     Maturity
                                                      Amount         Value
Repurchase Agreements (1.57%)
   Goldman Sachs; 1.25%; dated 06/30/04
     maturing 07/01/04 (collateralized by
     U.S. Treasury Inflation-Indexed
     Obligation; $2,257,817; 01/15/09) /5/         $2,249,078   $  2,249,000
                                                               -------------

                           Total Repurchase Agreements             2,249,000
                                                               -------------
                 Total Portfolio Investments (101.30%)           145,041,351

     Liabilities, net of cash and receivables (-1.30%)            (1,858,867)
                                                               -------------
                            Total Net Assets (100.00%)          $143,182,484
                                                               -------------
                                                               -------------

                                                                  Unrealized
      Contract                         Opening       Current         Gain
        Type       Commitment       Market Value  Market Value      (Loss)

Futures Contracts

15 S&P 500            Buy           $4,242,112    $4,276,500       $34,388
September, 2004
Futures

/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/3 /Security or a portion of the security was pledged to cover margin requirements for futures contracts.
/4 /Affiliated security.
/5 /Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             LARGECAP VALUE ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (94.15%)
ADVERTISING AGENCIES (0.46%)
                                                                     $
 Interpublic Group /1/                             21,200                291,076
AEROSPACE & DEFENSE (0.55%)
 Boeing                                             6,800                347,412
AEROSPACE & DEFENSE EQUIPMENT (0.81%)
 General Dynamics                                   1,800                178,740
 Goodrich                                          10,300                332,999
                                                                         511,739
AGRICULTURAL OPERATIONS (0.61%)
 Monsanto                                           9,900                381,150
APPAREL MANUFACTURERS (1.05%)
 Jones Apparel Group                                8,000                315,840
 VF                                                 7,050                343,335
                                                                         659,175
APPLIANCES (0.39%)
 Whirlpool                                          3,600                246,960
APPLICATIONS SOFTWARE (0.20%)
 Microsoft                                          4,500                128,520
ATHLETIC FOOTWEAR (0.23%)
 Reebok International                               4,100                147,518
AUTO-CARS & LIGHT TRUCKS (0.61%)
 General Motors                                     8,225                383,203
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.49%)
 Paccar                                             5,300                307,347
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.84%)
 American Axle & Manufacturing Holdings             4,100                149,076
 Autoliv                                            6,600                278,520
 BorgWarner                                         4,800                210,096
 Dana                                               7,625                149,450
 Lear                                               1,500                 88,485
 Magna International                                3,325                283,190
                                                                       1,158,817
BEVERAGES-NON-ALCOHOLIC (0.42%)
 Pepsico                                            4,900                264,012
BREWERY (0.29%)
 Adolph Coors                                       2,500                180,850
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.43%)
 Vulcan Materials                                   5,625                267,469
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.30%)
 Martin Marietta Materials                          4,250                188,403
BUILDING-RESIDENTIAL & COMMERCIAL (0.42%)
 Pulte                                              5,100                265,353
CABLE TV (0.76%)
 Comcast /1/                                       15,941                446,826
 Comcast /1/                                        1,225                 33,822
                                                                         480,648
CHEMICALS-DIVERSIFIED (0.53%)
 Dow Chemical                                       1,500                 61,050
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
                                                                     $
 E. I. Du Pont de Nemours                           2,200                 97,724
 PPG Industries                                     2,800                174,972
                                                                         333,746
CHEMICALS-SPECIALTY (0.27%)
 Eastman Chemical                                   2,600                120,198
 Lubrizol                                           1,400                 51,268
                                                                         171,466
COMMERCIAL BANKS (0.62%)
 BB&T                                               6,200                229,214
 Regions Financial                                  4,475                163,561
                                                                         392,775
COMPUTER SERVICES (0.40%)
 Electronic Data Systems                           13,100                250,865
COMPUTERS (1.93%)
 Hewlett-Packard                                   46,782                987,100
 International Business Machines                    2,600                229,190
                                                                       1,216,290
CONTAINERS-PAPER & PLASTIC (0.40%)
 Smurfit-Stone Container /1/                       12,600                251,370
DISTRIBUTION-WHOLESALE (0.31%)
 Ingram Micro /1/                                   2,200                 31,834
 Tech Data /1/                                      4,250                166,303
                                                                         198,137
DIVERSIFIED MANUFACTURING OPERATIONS (5.19%)
 Cooper Industries                                  2,025                120,305
 Crane                                              1,800                 56,502
 Eaton                                              5,850                378,729
 General Electric                                  47,000              1,522,800
 Honeywell International                           15,600                571,428
 Textron                                            5,900                350,165
 Tyco International                                 8,000                265,120
                                                                       3,265,049
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.25%)
 Cendant                                            6,500                159,120
ELECTRIC-INTEGRATED (4.27%)
 Alliant Energy                                     6,000                156,480
 Ameren                                             2,375                102,030
 American Electric Power                           13,550                433,600
 Cinergy                                            2,900                110,200
 CMS Energy /1/                                    13,900                126,907
 Constellation Energy Group                         2,100                 79,590
 Edison International                               2,100                 53,697
 Entergy                                            4,650                260,446
 Exelon                                            11,400                379,506
 FirstEnergy                                       10,400                389,064
 Northeast Utilities                               10,000                194,700
 PG&E /1/                                           3,000                 83,820
 PPL                                                1,875                 86,063
 Puget Energy                                       1,300                 28,483
 XCEL Energy                                       12,200                203,862
                                                                       2,688,448
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.69%)
                                                                     $
 Celestica /1/                                     15,100                301,245
 Flextronics International /1/                     13,400                213,730
 Sanmina /1/                                       11,600                105,560
 Solectron /1/                                     29,500                190,865
 Vishay Intertechnology /1/                        13,500                250,830
                                                                       1,062,230
ELECTRONIC PARTS DISTRIBUTION (0.88%)
 Arrow Electronics /1/                             11,000                295,020
 Avnet /1/                                         11,500                261,050
                                                                         556,070
FINANCE-CREDIT CARD (0.10%)
 Capital One Financial                                900                 61,542
FINANCE-INVESTMENT BANKER & BROKER (6.06%)
 Bear Stearns                                       1,500                126,465
 Citigroup                                         60,275              2,802,787
 Lehman Brothers Holdings                           4,300                323,575
 Merrill Lynch                                      9,500                512,810
 Morgan Stanley                                       900                 47,493
                                                                       3,813,130
FINANCE-MORTGAGE LOAN/BANKER (1.65%)
 Federal Home Loan Mortgage                        12,000                759,600
 Federal National Mortgage Association              3,925                280,088
                                                                       1,039,688
FINANCIAL GUARANTEE INSURANCE (1.01%)
 MBIA                                               5,200                297,024
 MGIC Investment                                    4,500                341,370
                                                                         638,394
FOOD-MISCELLANEOUS/DIVERSIFIED (0.44%)
 Unilever                                           4,000                274,040
FOOD-RETAIL (2.12%)
 Albertson's                                       16,200                429,948
 Kroger /1/                                        26,300                478,660
 Safeway /1/                                       16,775                425,078
                                                                       1,333,686
GAS-DISTRIBUTION (0.39%)
 Sempra Energy                                      7,100                244,453
INSTRUMENTS-CONTROLS (0.58%)
 Parker Hannifin                                    6,175                367,166
INSURANCE BROKERS (0.55%)
 Aon                                               12,100                344,487
LIFE & HEALTH INSURANCE (1.21%)
 Jefferson-Pilot                                    6,850                347,980
 Manulife Financial                                10,193                412,817
                                                                         760,797
MACHINERY-GENERAL INDUSTRY (0.45%)
 Ingersoll-Rand                                     4,100                280,071
MEDICAL INSTRUMENTS (0.14%)
 Guidant                                            1,600                 89,408
MEDICAL-DRUGS (2.53%)
 Bristol-Myers Squibb                              14,250                349,125
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                     $
 GlaxoSmithKline                                    6,700                277,782
 Merck                                             12,050                572,375
 Pfizer                                             6,075                208,251
 Sanofi-Synthelabo                                  5,800                185,542
                                                                       1,593,075
MEDICAL-HMO (0.65%)
 Humana /1/                                         5,800                 98,020
 Oxford Health Plans                                5,600                308,224
                                                                         406,244
METAL PROCESSORS & FABRICATION (0.25%)
 Worthington Industries                             7,700                158,081
METAL-ALUMINUM (1.29%)
 Alcan                                              6,100                252,540
 Alcoa                                             17,000                561,510
                                                                         814,050
MONEY CENTER BANKS (3.33%)
 Bank of America                                   23,218              1,964,707
 JP Morgan Chase                                    3,375                130,849
                                                                       2,095,556
MULTI-LINE INSURANCE (2.74%)
 Allstate                                          12,100                563,255
 American International Group                       4,000                285,120
 Hartford Financial Services Group                  7,700                529,298
 MetLife                                            9,650                345,952
                                                                       1,723,625
MULTIMEDIA (1.78%)
 Time Warner /1/                                   58,300              1,024,914
 Viacom                                               375                 13,395
 Walt Disney                                        3,300                 84,117
                                                                       1,122,426
OIL COMPANY-INTEGRATED (10.07%)
 BP Amoco                                           5,400                289,278
 ChevronTexaco                                     14,975              1,409,297
 ConocoPhillips                                    11,225                856,355
 Exxon Mobil                                       62,500              2,775,625
 Marathon Oil                                      12,600                476,784
 Occidental Petroleum                              10,975                531,300
                                                                       6,338,639
OIL REFINING & MARKETING (1.09%)
 Ashland                                            4,525                238,965
 Valero Energy                                      6,050                446,248
                                                                         685,213
PAPER & RELATED PRODUCTS (1.64%)
 Boise Cascade                                      7,700                289,828
 Georgia-Pacific                                   11,350                419,723
 Temple-Inland                                      4,700                325,475
                                                                       1,035,026
PIPELINES (0.44%)
 El Paso                                           35,200                277,376
POWER CONVERTER & SUPPLY EQUIPMENT (0.37%)
 Hubbell                                            4,975                232,382
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRINTING-COMMERCIAL (0.61%)
                                                                     $
 R.R. Donnelley & Sons                             11,675                385,509
PROPERTY & CASUALTY INSURANCE (2.06%)
 ACE                                                3,000                126,840
 Chubb                                              5,425                369,877
 St. Paul                                          13,213                535,655
 XL Capital                                         3,500                264,110
                                                                       1,296,482
REGIONAL BANKS (7.45%)
 Bank One                                           8,875                452,625
 Comerica                                           6,600                362,208
 Huntington Bancshares                              6,475                148,278
 KeyCorp                                            9,175                274,241
 National City                                     14,925                522,524
 PNC Financial Services Group                       5,500                291,940
 SunTrust Banks                                     6,175                401,313
 U.S. Bancorp                                      21,000                578,760
 Wachovia                                          19,550                869,975
 Wells Fargo                                       13,750                786,912
                                                                       4,688,776
REINSURANCE (0.16%)
 RenaissanceRe Holdings                             1,900                102,505
RETAIL-APPAREL & SHOE (0.36%)
 Foot Locker                                        3,000                 73,020
 Nordstrom                                          3,600                153,396
                                                                         226,416
RETAIL-BUILDING PRODUCTS (0.38%)
 Home Depot                                         6,800                239,360
RETAIL-MAJOR DEPARTMENT STORE (1.19%)
 May Department Stores                             12,375                340,189
 Saks /1/                                          14,700                220,500
 Sears Roebuck                                      4,925                185,968
                                                                         746,657
RETAIL-OFFICE SUPPLIES (0.52%)
 Office Depot /1/                                  18,175                325,514
RETAIL-REGIONAL DEPARTMENT STORE (0.23%)
 Federated Department Stores                        2,900                142,390
RETAIL-RESTAURANTS (1.01%)
 McDonald's                                        24,500                637,000
RUBBER-TIRES (0.21%)
 Cooper Tire & Rubber                               5,800                133,400
SAVINGS & LOANS-THRIFTS (1.71%)
 Astoria Financial                                  5,100                186,558
 Golden West Financial                              2,650                281,827
 Washington Mutual                                 15,675                605,682
                                                                       1,074,067
STEEL PRODUCERS (1.26%)
 Nucor                                              5,400                414,504
 United States Steel                               10,800                379,296
                                                                         793,800
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (0.97%)
                                                                     $
 ADC Telecommunications /1/                        46,600                132,344
 Nortel Networks /1/                               45,700                228,043
 Tellabs /1/                                       28,900                252,586
                                                                         612,973
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.48%)
 Corning /1/                                       23,200                302,992
TELEPHONE-INTEGRATED (3.33%)
 BellSouth                                          8,500                222,870
 Qwest Communications International /1/            36,100                129,599
 SBC Communications                                22,300                540,775
 Sprint                                            39,100                688,160
 Verizon Communications                            14,300                517,517
                                                                       2,098,921
TEXTILE-HOME FURNISHINGS (0.26%)
 Mohawk Industries /1/                              2,200                161,326
TOBACCO (2.85%)
 Altria Group                                      28,600              1,431,430
 UST                                               10,100                363,600
                                                                       1,795,030
TOOLS-HAND HELD (0.23%)
 Black & Decker                                     2,350                146,006
TRANSPORT-RAIL (1.40%)
 Burlington Northern Santa Fe                       5,350                187,625
 CSX                                                8,200                268,714
 Norfolk Southern                                  16,000                424,320
                                                                         880,659
                                     TOTAL COMMON STOCKS              59,273,556
                                                                     -----------

                    TOTAL PORTFOLIO INVESTMENTS (94.15%)              59,273,556
CASH AND RECEIVABLES, NET OF LIABILITIES (5.85%)                       3,680,364
                              TOTAL NET ASSETS (100.00%)             $62,953,920
                                                                     -------------

/1/ Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
BONDS (87.48%)
AEROSPACE & DEFENSE (0.13%)
 Raytheon
                                                                        $                    $
  6.75%; 08/15/07                                                          50,000                 54,151
AEROSPACE & DEFENSE EQUIPMENT (0.19%)
 General Dynamics
  3.00%; 05/15/08                                                          60,000                 57,927
 United Technologies
  4.88%; 11/01/06                                                          20,000                 20,739
                                                                                                  78,666
AGRICULTURAL OPERATIONS (0.19%)
 Bunge Limited Finance
  4.38%; 12/15/08                                                          80,000                 78,837
AIRLINES (0.24%)
 Southwest Airlines
  5.50%; 11/01/06                                                          70,000                 72,548
  8.00%; 03/01/05                                                          25,000                 25,792
                                                                                                  98,340
ASSET BACKED SECURITIES (0.37%)
 Bear Stearns Asset Backed Securities /1/
  1.90%; 03/25/34                                                         100,000                 99,996
 Chase Funding Mortgage Loan
  4.88%; 08/25/28                                                          50,000                 50,927
                                                                                                 150,923
AUTO-CARS & LIGHT TRUCKS (0.61%)
 DaimlerChrysler Holding
  1.88%; 05/24/06 /1/                                                      50,000                 50,140
  6.90%; 09/01/04                                                          80,000                 80,552
  7.25%; 01/18/06                                                         110,000                116,605
                                                                                                 247,297
AUTOMOBILE SEQUENTIAL (12.99%)
 Capital Auto Receivables Asset Trust
  2.64%; 03/17/08                                                         400,000                398,886
  3.05%; 09/15/05                                                          79,817                 80,114
  3.58%; 10/16/06                                                         525,000                531,097
  4.16%; 07/16/07                                                         250,000                253,280
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                                         475,000                460,225
  4.21%; 01/15/09                                                         325,000                330,935
  4.24%; 09/15/08                                                         350,000                355,504
 DaimlerChrysler Auto Trust
  2.88%; 10/08/09                                                         200,000                198,619
  3.09%; 01/08/08                                                         175,000                175,156
  6.70%; 03/08/06                                                         144,494                145,647
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                                         375,000                374,074
  4.01%; 03/15/06                                                         193,597                195,205
  4.14%; 12/15/05                                                          50,675                 51,025
  4.72%; 12/15/05                                                         250,000                252,241
  5.25%; 09/15/05                                                         158,136                158,719
 Honda Auto Receivables Owner Trust
  2.48%; 07/18/08                                                         410,000                406,429
  2.70%; 03/17/08                                                         200,000                198,982
  4.49%; 09/17/07                                                         200,000                203,959
 M&I Auto Loan Trust
  3.04%; 10/20/08                                                          75,000                 75,178
                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (CONTINUED)
 Nissan Auto Receivables Owner Trust
                                                                        $                    $
  1.89%; 12/15/06                                                         100,000                 99,893
  3.33%; 01/15/08                                                         100,000                100,605
 Toyota Auto Receivables Owner Trust
  4.39%; 05/15/09                                                         250,000                254,925
                                                                                               5,300,698
BEVERAGES-NON-ALCOHOLIC (0.08%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                                          30,000                 31,437
BEVERAGES-WINE & SPIRITS (0.17%)
 Diageo
  7.13%; 09/15/04                                                          25,000                 25,262
 Diageo Capital
  3.38%; 03/20/08                                                          15,000                 14,690
 Diageo Finance
  3.00%; 12/15/06                                                          30,000                 29,678
                                                                                                  69,630
BROADCASTING SERVICES & PROGRAMMING (0.12%)
 Liberty Media
  3.50%; 09/25/06                                                          50,000                 49,909
CABLE TV (0.38%)
 Comcast Cable Communications
  6.38%; 01/30/06                                                          80,000                 83,764
 Cox Communications
  6.88%; 06/15/05                                                          70,000                 72,528
                                                                                                 156,292
CELLULAR TELECOMMUNICATIONS (1.15%)
 360 Communications
  7.50%; 03/01/06                                                          50,000                 53,592
 AT&T Wireless Services
  6.88%; 04/18/05                                                          50,000                 51,696
  7.35%; 03/01/06                                                          25,000                 26,678
 Cingular Wireless
  5.63%; 12/15/06                                                          70,000                 73,180
 Telus
  7.50%; 06/01/07                                                          70,000                 76,239
 Verizon Wireless Capital
  5.38%; 12/15/06                                                         145,000                151,168
 Vodafone Group
  7.63%; 02/15/05                                                          35,000                 36,166
                                                                                                 468,719
CHEMICALS-DIVERSIFIED (0.16%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                                          25,000                 26,033
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                                          40,000                 39,725
                                                                                                  65,758
COATINGS & PAINT (0.05%)
 Valspar
  6.00%; 05/01/07                                                          20,000                 21,126
COMMERCIAL BANKS (0.16%)
 AmSouth Bank
  2.82%; 11/03/06                                                          20,000                 19,752
                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
 Marshall & Ilsley Bank
                                                                        $                    $
  4.13%; 09/04/07                                                          25,000                 25,478
 Union Planters Bank
  5.13%; 06/15/07                                                          20,000                 20,970
                                                                                                  66,200
COMMERCIAL SERVICE-FINANCE (0.04%)
 Equifax
  4.95%; 11/01/07                                                          15,000                 15,477
COMPUTER SERVICES (0.11%)
 Electronic Data Systems
  6.85%; 10/15/04                                                          20,000                 20,200
 Sungard Data Systems
  3.75%; 01/15/09                                                          25,000                 24,180
                                                                                                  44,380
COMPUTERS (0.18%)
 Hewlett-Packard
  5.50%; 07/01/07                                                          50,000                 52,608
 International Business Machines
  4.25%; 09/15/09                                                          20,000                 19,961
                                                                                                  72,569
COSMETICS & TOILETRIES (0.10%)
 Gillette
  2.50%; 06/01/08                                                          10,000                  9,518
  4.00%; 06/30/05                                                          10,000                 10,133
 Procter & Gamble
  4.75%; 06/15/07                                                          20,000                 20,726
                                                                                                  40,377
CREDIT CARD ASSET BACKED SECURITIES (3.18%)
 Bank One Issuance Trust
  2.94%; 06/16/08                                                         165,000                165,628
  3.35%; 03/15/11                                                         100,000                 97,580
 Capital One Master Trust
  5.30%; 06/15/09                                                         100,000                104,250
  5.45%; 03/16/09                                                          45,000                 46,606
 Capital One Multi-Asset Execution Trust /1/
  1.46%; 12/15/09                                                          75,000                 75,038
 Chase Credit Card Master Trust
  1.44%; 05/15/09 /1/                                                     100,000                 99,972
  5.50%; 11/17/08                                                         190,000                198,678
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                                         200,000                199,579
  6.90%; 10/15/07                                                          75,000                 79,032
 Discover Card Master Trust I
  5.15%; 10/15/09                                                          50,000                 52,164
 MBNA Master Credit Card Trust
  6.35%; 12/15/06                                                          75,000                 75,154
  6.90%; 01/15/08                                                         100,000                104,884
                                                                                               1,298,565
DATA PROCESSING & MANAGEMENT (0.14%)
 First Data
  3.38%; 08/01/08                                                          60,000                 58,476
DIVERSIFIED FINANCIAL SERVICES (1.20%)
 General Electric Capital
  1.33%; 02/02/09 /1/                                                      30,000                 30,059
                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 General Electric Capital (continued)
                                                                        $                    $
  4.25%; 01/15/08                                                         150,000                151,879
  5.00%; 06/15/07                                                         180,000                186,909
 John Deere Capital
  3.63%; 05/25/07                                                          50,000                 49,889
  4.50%; 08/22/07                                                          25,000                 25,540
 NiSource Finance
  3.20%; 11/01/06                                                          45,000                 44,489
                                                                                                 488,765
DIVERSIFIED MANUFACTURING OPERATIONS (0.18%)
 Cooper Industries
  5.25%; 07/01/07                                                          20,000                 20,857
 Tyco International Group
  6.13%; 01/15/09                                                          50,000                 53,082
                                                                                                  73,939
ELECTRIC-DISTRIBUTION (0.05%)
 Detroit Edison
  5.05%; 10/01/05                                                          20,000                 20,498
ELECTRIC-INTEGRATED (2.31%)
 Alabama Power
  2.80%; 12/01/06                                                          10,000                  9,867
 Appalachian Power
  4.80%; 06/15/05                                                          25,000                 25,494
 Cinergy
  6.25%; 09/01/04                                                          50,000                 50,337
 Commonwealth Edison
  6.40%; 10/15/05                                                          80,000                 83,547
 Conectiv
  5.30%; 06/01/05                                                          10,000                 10,196
 Consolidated Edison
  3.63%; 08/01/08                                                          10,000                  9,798
 Dominion Resources
  1.55%; 05/15/06 /1/                                                      80,000                 80,117
  7.63%; 07/15/05                                                          35,000                 36,767
  7.82%; 09/15/04                                                          25,000                 25,281
 Duke Energy
  3.75%; 03/05/08                                                          60,000                 59,171
 FPL Group Capital
  3.25%; 04/11/06                                                          35,000                 35,108
 Georgia Power /1/
  1.43%; 02/17/09                                                          40,000                 39,957
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                                          25,000                 25,281
 Niagara Mohawk Power
  7.75%; 05/15/06                                                          60,000                 64,849
 Oncor Electric Delivery
  5.00%; 09/01/07                                                          20,000                 20,709
 Pacific Gas & Electric
  3.60%; 03/01/09                                                          40,000                 38,504
 Pepco Holdings
  5.50%; 08/15/07                                                          25,000                 25,809
 Progress Energy
  6.75%; 03/01/06                                                          95,000                100,180
 Public Service Company of Colorado
  4.38%; 10/01/08                                                          20,000                 20,049
                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 SCANA /1/
                                                                        $                    $
  1.70%; 11/15/06                                                          50,000                 50,026
 Southern California Edison
  5.88%; 09/01/04                                                          40,000                 40,243
 Tennessee Valley Authority
  6.38%; 06/15/05                                                          40,000                 41,514
 TXU U.S. Holdings
  6.25%; 10/01/04                                                          50,000                 50,519
                                                                                                 943,323
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.10%)
 Texas Instruments
  7.00%; 08/15/04                                                          40,000                 40,227
FEDERAL & FEDERALLY SPONSORED CREDIT (1.66%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                                         700,000                679,162
FIDUCIARY BANKS (0.22%)
 Bank of New York
  5.20%; 07/01/07                                                          85,000                 88,743
FINANCE-AUTO LOANS (2.35%)
 American Honda Finance /1/ /2/
  1.39%; 02/20/07                                                          30,000                 29,987
 Ford Motor Credit
  6.13%; 01/09/06                                                         150,000                155,174
  6.50%; 01/25/07                                                         175,000                183,877
  6.70%; 07/16/04                                                         120,000                120,171
 General Motors Acceptance
  2.40%; 10/20/05 /1/                                                     160,000                161,299
  4.38%; 12/10/07                                                          25,000                 24,647
  5.13%; 05/09/08                                                          85,000                 85,314
  6.13%; 08/28/07                                                          60,000                 62,608
  6.75%; 01/15/06                                                         110,000                115,264
 Toyota Motor Credit
  2.80%; 01/18/06                                                          20,000                 20,067
                                                                                                 958,408
FINANCE-COMMERCIAL (0.61%)
 CIT Group
  1.45%; 02/15/07 /1/                                                      65,000                 65,021
  7.38%; 04/02/07                                                         125,000                136,755
 Textron Financial
  5.88%; 06/01/07                                                          45,000                 47,785
                                                                                                 249,561
FINANCE-CONSUMER LOANS (1.35%)
 American General Finance
  5.88%; 07/14/06                                                         130,000                136,500
  7.45%; 01/15/05                                                          35,000                 35,971
 Household Finance
  1.33%; 02/09/07 /1/                                                      80,000                 80,133
  3.38%; 02/21/06                                                         145,000                145,741
  6.50%; 01/24/06                                                          75,000                 79,054
 SLM /1/
  2.89%; 03/02/09                                                          75,000                 73,906
                                                                                                 551,305
                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CREDIT CARD (0.18%)
 American Express
                                                                        $                    $
  3.75%; 11/20/07                                                          20,000                 19,938
 Capital One Bank
  6.88%; 02/01/06                                                          50,000                 52,737
                                                                                                  72,675
FINANCE-INVESTMENT BANKER & BROKER (3.77%)
 Banque Paribas
  8.35%; 06/15/07                                                          25,000                 28,045
 Bear Stearns
  3.00%; 03/30/06                                                          60,000                 59,942
  6.50%; 05/01/06                                                         115,000                121,730
 Citigroup
  6.75%; 12/01/05                                                         405,000                427,262
 Credit Suisse First Boston
  5.75%; 04/15/07                                                         165,000                173,858
 Goldman Sachs Group
  7.63%; 08/17/05                                                          75,000                 78,824
 Lehman Brothers Holdings
  6.25%; 05/15/06                                                         170,000                179,372
 Merrill Lynch
  1.43%; 02/06/09 /1/                                                      55,000                 55,009
  2.90%; 03/02/09 /1/                                                      40,000                 39,467
  6.00%; 11/15/04                                                          55,000                 55,813
  6.15%; 01/26/06                                                          45,000                 47,415
 Morgan Stanley
  1.38%; 02/15/07 /1/                                                      90,000                 90,016
  7.75%; 06/15/05                                                         175,000                183,528
                                                                                               1,540,281
FINANCE-LEASING COMPANY (0.17%)
 Boeing Capital
  7.10%; 09/27/05                                                          65,000                 68,639
FINANCE-MORTGAGE LOAN/BANKER (21.13%)
 Countrywide Home Loan
  1.40%; 02/17/06 /1/                                                      40,000                 39,995
  2.88%; 02/15/07                                                          30,000                 29,417
  4.50%; 01/25/33                                                          72,169                 72,465
  6.70%; 03/10/05                                                          75,000                 77,155
 Federal Home Loan Bank
  2.88%; 09/15/06                                                         100,000                 99,562
  4.88%; 11/15/06                                                       1,450,000              1,502,629
 Federal Home Loan Mortgage
  1.50%; 08/15/05                                                       1,550,000              1,535,518
  5.25%; 01/15/06                                                       1,900,000              1,970,940
 Federal National Mortgage Association
  2.88%; 02/17/09 /1/                                                     180,000                178,996
  5.25%; 04/15/07                                                         725,000                758,494
  7.00%; 07/15/05                                                       2,250,000              2,358,338
                                                                                               8,623,509
FINANCE-OTHER SERVICES (0.56%)
 Caterpillar Financial Services
  3.00%; 02/15/07                                                          20,000                 19,758
  4.69%; 04/25/05                                                          20,000                 20,411
 Mellon Funding
  4.88%; 06/15/07                                                          20,000                 20,735
                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 National Rural Utilities
                                                                        $                    $
  6.00%; 05/15/06                                                          45,000                 47,355
 Verizon Global Funding
  6.75%; 12/01/05                                                         115,000                121,205
                                                                                                 229,464
FOOD-MISCELLANEOUS/DIVERSIFIED (1.10%)
 Campbell Soup
  5.50%; 03/15/07                                                          85,000                 89,095
 General Mills
  5.13%; 02/15/07                                                          20,000                 20,764
  8.75%; 09/15/04                                                          60,000                 60,756
 Kellogg
  6.00%; 04/01/06                                                          75,000                 78,714
 Kraft Foods
  4.63%; 11/01/06                                                          95,000                 97,274
 Sara Lee
  2.75%; 06/15/08                                                          10,000                  9,536
  5.95%; 01/20/05                                                          65,000                 66,207
 Unilever Capital
  6.88%; 11/01/05                                                          25,000                 26,357
                                                                                                 448,703
FOOD-RETAIL (0.40%)
 Fred Meyer
  7.38%; 03/01/05                                                          75,000                 77,368
 Safeway
  2.50%; 11/01/05                                                          65,000                 64,601
  7.25%; 09/15/04                                                          20,000                 20,185
                                                                                                 162,154
GAS-DISTRIBUTION (0.11%)
 Sempra Energy
  4.75%; 05/15/09                                                          45,000                 45,271
HOME EQUITY-OTHER (0.16%)
 Argent Securities /1/
  1.52%; 02/25/34                                                          40,000                 39,961
 Specialty Underwriting & Residential
  Finance /1/
  1.81%; 02/25/35                                                          25,000                 24,999
                                                                                                  64,960
HOME EQUITY-SEQUENTIAL (0.37%)
 Ameriquest Mortgage Securities
  1.50%; 04/25/34 /1/                                                      75,000                 74,996
  3.02%; 10/25/33                                                          75,000                 74,067
                                                                                                 149,063
INDUSTRIAL GASES (0.11%)
 Praxair
  4.75%; 07/15/07                                                          20,000                 20,572
  6.85%; 06/15/05                                                          25,000                 25,922
                                                                                                  46,494
INSURANCE BROKERS (0.20%)
 Aon /1/
  6.70%; 01/15/07                                                          30,000                 32,058
                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
INSURANCE BROKERS (CONTINUED)
 Marsh & McLennan
                                                                        $                    $
  3.63%; 02/15/08                                                          50,000                 49,315
                                                                                                  81,373
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.06%)
 AMVESCAP
  6.60%; 05/15/05                                                          25,000                 25,749
LIFE & HEALTH INSURANCE (0.27%)
 Lincoln National
  5.25%; 06/15/07                                                          20,000                 20,805
 ReliaStar Financial
  8.63%; 02/15/05                                                          50,000                 51,757
 Torchmark
  6.25%; 12/15/06                                                          35,000                 37,381
                                                                                                 109,943
MEDICAL PRODUCTS (0.05%)
 Baxter International
  5.25%; 05/01/07                                                          20,000                 20,789
MEDICAL-DRUGS (0.21%)
 Eli Lilly
  5.50%; 07/15/06                                                          35,000                 36,721
 GlaxoSmithKline Capital
  2.38%; 04/16/07                                                          50,000                 48,618
                                                                                                  85,339
MEDICAL-HMO (0.23%)
 Anthem
  4.88%; 08/01/05                                                          20,000                 20,401
 UnitedHealth Group
  3.30%; 01/30/08                                                          75,000                 73,308
                                                                                                  93,709
METAL-ALUMINUM (0.21%)
 Alcan
  6.25%; 11/01/08                                                          20,000                 21,407
 Alcoa
  4.25%; 08/15/07                                                          65,000                 65,949
                                                                                                  87,356
METAL-DIVERSIFIED (0.14%)
 Rio Tinto Finance
  2.63%; 09/30/08                                                          60,000                 56,281
MISCELLANEOUS INVESTING (0.35%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                                          10,000                  9,506
 Camden Property Trust
  5.88%; 06/01/07                                                          20,000                 21,019
 CarrAmerica Realty
  7.20%; 07/01/04                                                          20,000                 20,000
 Developers Diversified Realty
  3.88%; 01/30/09                                                          25,000                 23,887
 Duke Realty
  3.35%; 01/15/08                                                          25,000                 24,316
 New Plan Excel Realty Trust
  5.88%; 06/15/07                                                          20,000                 21,136
                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
 Simon Property Group
                                                                        $                    $
  3.75%; 01/30/09                                                          25,000                 24,000
                                                                                                 143,864
MONEY CENTER BANKS (0.98%)
 Bank of America
  4.75%; 10/15/06                                                         165,000                170,314
 JP Morgan Chase
  3.13%; 12/11/06                                                         100,000                 99,566
  5.25%; 05/30/07                                                         100,000                104,367
  5.35%; 03/01/07                                                          25,000                 26,202
                                                                                                 400,449
MORTGAGE BACKED SECURITIES (10.27%)
 Banc of America Commercial Mortgage
  7.11%; 11/15/31                                                          99,887                107,329
 Bear Stearns Commercial Mortgage Securities /1/ /2/
  0.86%; 05/11/39                                                       2,700,000                 76,834
 Chase Manhattan Bank-First Union National Bank Commercial
  Mortgage Trust
  7.13%; 08/15/31                                                         306,328                327,326
 Commercial Mortgage Pass-Through Certificate /2/
  3.25%; 06/10/38                                                          95,303                 89,954
 CS First Boston Mortgage Securities
  6.25%; 12/16/35                                                         100,000                106,481
 First Union-Lehman Brothers-Bank of America Commercial
  Mortgage Trust
  6.56%; 11/18/35                                                         100,000                107,907
 GMAC Commercial Mortgage Securities
  4.32%; 10/15/38                                                          84,288                 85,714
  6.95%; 09/15/33                                                         100,000                110,097
 Greenwich Capital Commercial Funding /1/ /2/
  0.55%; 06/10/36                                                       6,921,000                135,610
 JP Morgan Chase Commercial Mortgage Securities
  3.48%; 06/12/41                                                         500,000                493,613
  4.47%; 11/15/35                                                          38,435                 39,083
  6.04%; 11/15/35                                                         190,000                201,545
 JP Morgan Commercial Mortgage Finance
  7.16%; 09/15/29                                                          50,000                 54,491
 LB-UBS Commercial Mortgage Trust
  1.41%; 03/15/36 /1/ /2/                                               1,691,618                 92,958
  2.60%; 05/15/27                                                          89,201                 86,348
  4.90%; 06/15/26                                                         200,000                205,042
  5.97%; 03/15/26                                                         265,000                280,414
  6.06%; 06/15/20                                                         134,468                142,039
 Merrill Lynch Mortgage Investors /1/
  7.86%; 12/26/25                                                          50,000                 52,415
 Morgan Stanley Capital I
  3.48%; 09/15/37                                                          75,095                 74,730
  5.33%; 12/18/32                                                         150,000                155,930
  6.54%; 02/15/31                                                         140,000                150,911
 NationsLink Funding
  7.03%; 06/20/31                                                         543,668                576,326
  7.23%; 06/20/31                                                         125,000                137,802
                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 PNC Mortgage Acceptance
                                                                        $                    $
  7.11%; 12/10/32                                                          89,392                 95,646
 Prudential Securities Secured Financing
  6.48%; 11/01/31                                                         100,000                107,994
 Wachovia Bank Commercial Mortgage
  Trust /1/ /2/
  0.50%; 01/15/41                                                       6,707,794                 95,371
                                                                                               4,189,910
MULTI-LINE INSURANCE (0.08%)
 Allstate
  7.88%; 05/01/05                                                          10,000                 10,437
 Hartford Financial Services Group
  4.70%; 09/01/07                                                          20,000                 20,495
                                                                                                  30,932
MULTIMEDIA (0.69%)
 AOL Time Warner
  6.13%; 04/15/06                                                         105,000                109,996
 Gannett
  5.50%; 04/01/07                                                          25,000                 26,305
 Viacom
  7.75%; 06/01/05                                                          65,000                 68,070
 Walt Disney
  7.30%; 02/08/05                                                          75,000                 77,226
                                                                                                 281,597
OIL & GAS DRILLING (0.11%)
 Transocean
  6.75%; 04/15/05                                                          45,000                 46,167
OIL COMPANY-EXPLORATION & PRODUCTION (0.60%)
 Anadarko Petroleum
  5.38%; 03/01/07                                                          85,000                 88,780
 Kerr-McGee
  5.38%; 04/15/05                                                          20,000                 20,414
 PennzEnergy
  10.25%; 11/01/05                                                         50,000                 54,308
 Petroleos Mexicanos
  6.50%; 02/01/05                                                          80,000                 81,680
                                                                                                 245,182
OIL COMPANY-INTEGRATED (0.63%)
 BP Canada Finance
  3.63%; 01/15/09                                                          25,000                 24,454
 ChevronTexaco Capital
  3.38%; 02/15/08                                                          25,000                 24,652
 Marathon Oil
  5.38%; 06/01/07                                                          20,000                 20,890
 Occidental Petroleum
  4.00%; 11/30/07                                                          35,000                 35,061
  6.50%; 04/01/05                                                          50,000                 51,513
 Phillips Petroleum
  8.50%; 05/25/05                                                          95,000                 99,879
                                                                                                 256,449
OIL FIELD MACHINERY & EQUIPMENT (0.13%)
 Cooper Cameron
  2.65%; 04/15/07                                                          55,000                 53,354
                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL REFINING & MARKETING (0.12%)
 Valero Energy
                                                                        $                    $
  6.13%; 04/15/07                                                          45,000                 47,683
OIL-FIELD SERVICES (0.07%)
 Halliburton /1/
  2.65%; 10/17/05                                                          30,000                 30,299
PAPER & RELATED PRODUCTS (0.30%)
 Union Camp
  7.00%; 08/15/06                                                          25,000                 26,770
 Weyerhaeuser
  5.50%; 03/15/05                                                          16,000                 16,339
  6.13%; 03/15/07                                                          75,000                 79,241
                                                                                                 122,350
PHOTO EQUIPMENT & SUPPLIES (0.04%)
 Eastman Kodak
  3.63%; 05/15/08                                                          15,000                 14,191
PIPELINES (0.25%)
 Duke Energy Field Services
  7.50%; 08/16/05                                                          25,000                 26,247
 Kinder Morgan
  6.65%; 03/01/05                                                          25,000                 25,695
 Kinder Morgan Energy Partners
  8.00%; 03/15/05                                                          50,000                 51,821
                                                                                                 103,763
POULTRY (0.05%)
 Tyson Foods
  6.63%; 10/01/04                                                          20,000                 20,168
PROPERTY & CASUALTY INSURANCE (0.55%)
 ACE
  6.00%; 04/01/07                                                          50,000                 52,816
 ACE INA Holdings
  8.20%; 08/15/04                                                          80,000                 80,565
 St. Paul
  7.88%; 04/15/05                                                          70,000                 72,803
 Travelers Property Casualty
  3.75%; 03/15/08                                                          20,000                 19,748
                                                                                                 225,932
PUBLISHING-BOOKS (0.07%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                          25,000                 26,366
PUBLISHING-NEWSPAPERS (0.05%)
 Thomson
  5.75%; 02/01/08                                                          20,000                 21,106
REAL ESTATE OPERATOR & DEVELOPER (0.33%)
 EOP Operating
  7.75%; 11/15/07                                                          75,000                 83,233
 ERP Operating
  4.75%; 06/15/09                                                          50,000                 50,054
                                                                                                 133,287
REGIONAL AUTHORITY (0.78%)
 New Brunswick
  3.50%; 10/23/07                                                          20,000                 19,988
                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
REGIONAL AUTHORITY (CONTINUED)
 Province of Manitoba
                                                                        $                    $
  2.75%; 01/17/06                                                          70,000                 70,194
 Province of Ontario
  3.50%; 09/17/07                                                         130,000                129,319
 Province of Quebec
  5.50%; 04/11/06                                                          95,000                 99,149
                                                                                                 318,650
REGIONAL BANKS (2.67%)
 Bank One
  7.63%; 08/01/05                                                         215,000                226,316
 Fifth Third Bancorp
  3.38%; 08/15/08                                                          10,000                  9,708
 First Union
  7.55%; 08/18/05                                                         150,000                158,048
 FleetBoston Financial
  7.25%; 09/15/05                                                         125,000                131,724
 KeyCorp
  4.63%; 05/16/05                                                          75,000                 76,253
 Korea Development Bank
  3.88%; 03/02/09                                                          25,000                 23,935
  7.25%; 05/15/06                                                          55,000                 58,795
 PNC Funding
  5.75%; 08/01/06                                                          35,000                 36,781
 SunTrust Banks
  2.50%; 11/01/06                                                          10,000                  9,797
  5.05%; 07/01/07                                                          45,000                 46,676
 U.S. Bancorp
  6.75%; 10/15/05                                                          60,000                 63,066
 Wells Fargo
  5.90%; 05/21/06                                                         235,000                246,813
                                                                                               1,087,912
REINSURANCE (0.23%)
 Berkshire Hathaway
  3.38%; 10/15/08 /2/                                                      75,000                 72,846
  3.38%; 10/15/08                                                          20,000                 19,425
                                                                                             -----------
                                                                                                  92,271
RENTAL-AUTO & EQUIPMENT (0.05%)
 Hertz
  4.70%; 10/02/06                                                          20,000                 20,218
RETAIL-DISCOUNT (0.48%)
 Costco Wholesale
  5.50%; 03/15/07                                                          20,000                 21,011
 Target
  5.40%; 10/01/08                                                          20,000                 20,958
 Wal-Mart Stores
  4.38%; 07/12/07                                                          75,000                 76,677
  6.55%; 08/10/04                                                          75,000                 75,368
                                                                                                 194,014
RETAIL-DRUG STORE (0.05%)
 CVS
  3.88%; 11/01/07                                                          20,000                 20,016
                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-RESTAURANTS (0.05%)
 McDonald's
                                                                        $                    $
  5.38%; 04/30/07                                                          20,000                 20,940
SAVINGS & LOANS-THRIFTS (0.29%)
 Golden West Financial
  4.13%; 08/15/07                                                          20,000                 20,241
 Washington Mutual
  1.45%; 11/03/05 /1/                                                      50,000                 50,068
  4.00%; 01/15/09                                                          50,000                 49,013
                                                                                                 119,322
SOVEREIGN (1.47%)
 Finland Government
  4.75%; 03/06/07                                                          25,000                 25,931
 Italy Government
  4.38%; 10/25/06                                                         370,000                379,413
 Mexico Government
  8.50%; 02/01/06                                                         135,000                145,935
 Poland Government
  7.13%; 07/01/04                                                          50,000                 50,000
                                                                                                 601,279
SPECIAL PURPOSE BANKS (0.94%)
 KFW International Finance
  3.75%; 10/01/04                                                         100,000                100,534
 Kreditanstalt fuer Wiederaufbau
  2.38%; 09/25/06                                                         285,000                282,157
                                                                                                 382,691
SPECIAL PURPOSE ENTITY (0.06%)
 Fondo Latinoamericano de Reservas /2/
  3.00%; 08/01/06                                                          25,000                 24,879
SUPRANATIONAL BANK (2.11%)
 Asian Development Bank
  2.38%; 03/15/06                                                         100,000                 99,517
 Corp Andina de Fomento
  6.75%; 03/15/05                                                          30,000                 30,729
  8.88%; 06/01/05                                                          25,000                 26,297
 European Investment Bank
  4.63%; 03/01/07                                                         455,000                470,058
 Inter-American Development Bank
  5.38%; 01/18/06                                                         150,000                156,292
  6.50%; 10/20/04                                                          75,000                 76,121
                                                                                                 859,014
TELEPHONE-INTEGRATED (1.48%)
 BellSouth
  5.00%; 10/15/06                                                         100,000                103,585
 British Telecommunications /1/
  7.88%; 12/15/05                                                         125,000                133,645
 CenturyTel
  6.30%; 01/15/08                                                          35,000                 37,082
 Citizens Communications
  7.60%; 06/01/06                                                          25,000                 26,223
 Deutsche Telekom International Finance /1/
  8.25%; 06/15/05                                                          50,000                 52,571
 France Telecom /1/
  8.20%; 03/01/06                                                          25,000                 26,804
                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 SBC Communications
                                                                        $                    $
  5.75%; 05/02/06                                                         100,000                104,640
 Sprint Capital
  7.13%; 01/30/06                                                         100,000                105,825
 Telecom Italia Capital /2/
  4.00%; 11/15/08                                                          15,000                 14,735
                                                                                                 605,110
TEXTILE-HOME FURNISHINGS (0.12%)
 Mohawk Industries
  6.50%; 04/15/07                                                          45,000                 48,016
TOOLS-HAND HELD (0.05%)
 Stanley Works
  3.50%; 11/01/07                                                          20,000                 19,938
TRANSPORT-RAIL (0.73%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                                          85,000                 89,108
 CSX
  6.25%; 10/15/08                                                          25,000                 26,672
 Norfolk Southern
  8.38%; 05/15/05                                                         100,000                105,117
 Union Pacific
  7.60%; 05/01/05                                                          75,000                 78,034
                                                                                                 298,931
TRANSPORT-SERVICES (0.05%)
 FedEx /1/ /2/
  1.88%; 04/01/05                                                          20,000                 20,023
                                                                     TOTAL BONDS              35,699,783

                                                             Principal

     Type            Rate                Maturity            Amount                             Value

----------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (3.25%)
                                                                        $                    $
FHLMC            4.00%          09/01/10                                   93,785                 91,826
FHLMC            4.50%          09/01/10 - 06/01/11                     1,239,617              1,236,861
                                                        TOTAL FHLMC CERTIFICATES               1,328,687

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (3.36%)
FNMA             4.00%          05/01/10 - 03/01/11                       275,926                269,806
FNMA             4.50%          05/01/10 - 06/01/11                     1,008,731              1,005,807
FNMA             5.00%          06/01/18                                   93,684                 94,018
                                                         TOTAL FNMA CERTIFICATES               1,369,631

                                                             Principal

                                                             Amount                             Value

----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.33%)
FINANCE-MORTGAGE LOAN/BANKER (6.33%)
 Investment in Joint Trading Account; Federal Home Loan
  Bank
                                                                        $                    $
  1.25%; 07/01/04                                                       2,582,364              2,582,364
                                                          TOTAL COMMERCIAL PAPER               2,582,364
                                                                                             -----------

                                           TOTAL PORTFOLIO INVESTMENTS (100.42%)              40,980,465
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.42%)                                               (170,312)
                                                      TOTAL NET ASSETS (100.00%)             $40,810,153
                                                                                             --------------

/1 /Variable rate.
/2 /Restricted Security - The fund held securities which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $653,197 or 1.60% of net assets.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                 MIDCAP ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (98.89%)
ADVERTISING AGENCIES (0.86%)
                                                                             $
 Interpublic Group /1/                                    225,074               3,090,266
AEROSPACE & DEFENSE (1.24%)
 Raytheon                                                  81,175               2,903,630
 Rockwell Collins                                          46,737               1,557,277
                                                                                4,460,907
AEROSPACE & DEFENSE EQUIPMENT (1.38%)
 Alliant Techsystems /1/                                   78,509               4,972,760
AGRICULTURAL OPERATIONS (0.54%)
 Delta & Pine Land                                         88,082               1,933,400
APPAREL MANUFACTURERS (0.79%)
 Polo Ralph Lauren                                         82,830               2,853,493
APPLICATIONS SOFTWARE (0.70%)
 Intuit /1/                                                64,862               2,502,376
AUDIO & VIDEO PRODUCTS (0.74%)
 Polycom /1/                                              118,261               2,650,229
BEVERAGES-NON-ALCOHOLIC (0.45%)
 Coca-Cola Enterprises                                     55,826               1,618,396
BROADCASTING SERVICES & PROGRAMMING (1.22%)
 Liberty Media /1/                                        487,113               4,379,146
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.67%)
 Vulcan Materials                                          50,784               2,414,779
BUILDING PRODUCTS-AIR & HEATING (0.47%)
 American Standard /1/                                     42,192               1,700,760
BUILDING PRODUCTS-WOOD (0.42%)
 Rayonier                                                  33,772               1,501,165
CABLE TV (0.25%)
 Liberty Media International /1/                           24,355                 903,570
CASINO HOTELS (1.06%)
 Harrah's Entertainment                                    70,132               3,794,141
CASINO SERVICES (0.55%)
 International Game Technology                             51,010               1,968,986
COMMERCIAL BANKS (6.04%)
 M&T Bank                                                  49,607               4,330,691
 Marshall & Ilsley                                         31,400               1,227,426
 North Fork Bancorp.                                       92,747               3,529,023
 SouthTrust                                                63,227               2,453,840
 TCF Financial                                            161,453               9,372,347
 Westamerica Bancorp.                                      15,492                 812,555
                                                                               21,725,882
COMMERCIAL SERVICE-FINANCE (0.94%)
 Dun & Bradstreet /1/                                      62,648               3,377,354
COMMERCIAL SERVICES (2.87%)
 Arbitron /1/                                             102,926               3,758,857
 Magellan Health Services /1/                              57,808               1,933,678
 Servicemaster                                            201,497               2,482,443
 Weight Watchers International /1/                         54,515               2,133,717
                                                                               10,308,695
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (3.57%)
                                                                             $
 Ceridian /1/                                             158,581               3,568,073
 DST Systems /1/                                          115,371               5,548,191
 Sungard Data Systems /1/                                  52,433               1,363,258
 Unisys /1/                                               170,348               2,364,430
                                                                               12,843,952
COMPUTERS-INTEGRATED SYSTEMS (2.55%)
 Diebold                                                   25,273               1,336,184
 NCR /1/                                                   63,788               3,163,247
 Synopsys /1/                                             163,836               4,657,857
                                                                                9,157,288
COMPUTERS-MEMORY DEVICES (1.78%)
 Storage Technology /1/                                   220,615               6,397,835
COMPUTERS-PERIPHERAL EQUIPMENT (1.93%)
 Lexmark International /1/                                 71,783               6,929,213
COSMETICS & TOILETRIES (0.34%)
 International Flavors & Fragrances                        33,121               1,238,725
DATA PROCESSING & MANAGEMENT (1.60%)
 Certegy                                                   43,461               1,686,287
 Reynolds & Reynolds                                       93,595               2,164,852
 SEI Investments                                           64,983               1,887,106
                                                                                5,738,245
DENTAL SUPPLIES & EQUIPMENT (0.89%)
 Dentsply International                                    61,512               3,204,775
DIVERSIFIED MANUFACTURING OPERATIONS (0.81%)
 ITT Industries                                            16,101               1,336,383
 Lancaster Colony                                          37,694               1,569,578
                                                                                2,905,961
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.66%)
 Viad                                                      88,264               2,384,011
ELECTRIC-INTEGRATED (1.99%)
 Ameren                                                    86,688               3,724,116
 Duquesne Light Holdings                                   79,673               1,538,486
 Scana                                                     52,229               1,899,569
                                                                                7,162,171
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.01%)
 Gentex                                                    91,396               3,626,593
FOOD-CANNED (0.66%)
 Del Monte Foods /1/                                      233,729               2,374,687
FOOD-CONFECTIONERY (0.15%)
 Tootsie Roll Industries                                   16,463                 535,047
FOOD-DAIRY PRODUCTS (0.52%)
 Dean Foods /1/                                            50,315               1,877,253
FOOD-MISCELLANEOUS/DIVERSIFIED (0.85%)
 McCormick                                                 89,685               3,049,290
GOLD MINING (0.61%)
 Newmont Mining                                            56,839               2,203,080
HEALTH CARE COST CONTAINMENT (0.48%)
 First Health Group /1/                                   110,047               1,717,834
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (0.68%)
                                                                             $
 Ethan Allen Interiors                                     68,010               2,442,239
HOSPITAL BEDS & EQUIPMENT (1.00%)
 Hillenbrand Industries                                    59,762               3,612,613
HOTELS & MOTELS (0.37%)
 Choice Hotels International                               26,835               1,346,044
INSURANCE BROKERS (2.00%)
 Aon                                                      165,565               4,713,636
 Arthur J. Gallagher                                       81,149               2,470,987
                                                                                7,184,623
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.72%)
 Eaton Vance                                               50,624               1,934,343
 Federated Investors                                       78,180               2,371,981
 Nuveen Investments                                        70,177               1,880,744
                                                                                6,187,068
LIFE & HEALTH INSURANCE (1.45%)
 Aflac                                                     59,341               2,421,706
 Torchmark                                                 51,747               2,783,989
                                                                                5,205,695
LOTTERY SERVICES (0.77%)
 GTECH Holdings                                            59,856               2,771,931
MACHINERY-GENERAL INDUSTRY (0.44%)
 Dover                                                     37,388               1,574,035
MACHINERY-PRINT TRADE (0.70%)
 Zebra Technologies /1/                                    28,928               2,516,736
MACHINERY-PUMPS (0.42%)
 Graco                                                     49,003               1,521,543
MEDICAL INFORMATION SYSTEM (1.43%)
 IMS Health                                               219,427               5,143,369
MEDICAL INSTRUMENTS (3.72%)
 Beckman Coulter                                           60,098               3,665,978
 Biomet                                                    71,510               3,177,904
 Edwards Lifesciences /1/                                  72,934               2,541,750
 Guidant                                                   71,419               3,990,894
                                                                               13,376,526
MEDICAL LABORATORY & TESTING SERVICE (0.39%)
 Laboratory Corp. of America Holdings /1/                  35,328               1,402,522
MEDICAL PRODUCTS (0.90%)
 Becton Dickinson                                          62,389               3,231,750
MEDICAL-BIOMEDICAL/GENE (0.58%)
 Biogen Idec /1/                                           32,736               2,070,552
MEDICAL-DRUGS (0.72%)
 Medimmune /1/                                            111,023               2,597,938
MEDICAL-HMO (1.14%)
 Anthem /1/                                                16,277               1,457,768
 Oxford Health Plans                                       47,713               2,626,124
                                                                                4,083,892
MEDICAL-HOSPITALS (0.62%)
 Health Management Associates                              79,255               1,776,897
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (CONTINUED)
                                                                             $
 Tenet Healthcare /1/                                      32,769                 439,432
                                                                                2,216,329
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.75%)
 Lincare Holdings /1/                                      82,593               2,714,006
METAL-DIVERSIFIED (0.88%)
 Freeport-McMoran Copper & Gold                            95,514               3,166,289
MISCELLANEOUS INVESTING (2.59%)
 AMB Property                                              64,872               2,246,517
 Federal Realty Investment Trust                           43,486               1,808,583
 Kimco Realty                                              73,995               3,366,773
 Prologis Trust                                            57,588               1,895,797
                                                                                9,317,670
MULTI-LINE INSURANCE (0.84%)
 Loews                                                     50,460               3,025,582
MULTIMEDIA (1.24%)
 Belo                                                      89,965               2,415,560
 E.W. Scripps                                              19,314               2,027,970
                                                                                4,443,530
NETWORKING PRODUCTS (0.52%)
 3Com /1/                                                 299,769               1,873,556
NON-HAZARDOUS WASTE DISPOSAL (2.51%)
 Republic Services                                        224,052               6,484,065
 Waste Management                                          82,817               2,538,341
                                                                                9,022,406
OFFICE AUTOMATION & EQUIPMENT (0.50%)
 Pitney Bowes                                              40,283               1,782,523
OIL COMPANY-EXPLORATION & PRODUCTION (3.35%)
 Apache                                                    62,356               2,715,604
 Burlington Resources                                      75,202               2,720,808
 Pioneer Natural Resources                                 75,192               2,637,735
 XTO Energy                                               133,467               3,975,982
                                                                               12,050,129
OIL COMPANY-INTEGRATED (1.04%)
 Marathon Oil                                              98,510               3,727,618
OIL-FIELD SERVICES (1.39%)
 BJ Services /1/                                           70,083               3,212,605
 Weatherford International /1/                             39,551               1,779,004
                                                                                4,991,609
PAPER & RELATED PRODUCTS (0.56%)
 Boise Cascade                                             53,213               2,002,937
PHOTO EQUIPMENT & SUPPLIES (0.63%)
 Eastman Kodak /2/                                         83,520               2,253,370
PIPELINES (1.77%)
 Equitable Resources                                       50,497               2,611,200
 Questar                                                   96,979               3,747,268
                                                                                6,358,468
POWER CONVERTER & SUPPLY EQUIPMENT (1.11%)
 American Power Conversion                                203,632               4,001,369
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (3.07%)
                                                                             $
 Fidelity National Financial                              120,674               4,505,967
 Leucadia National                                         77,317               3,842,655
 Mercury General                                           54,285               2,695,250
                                                                               11,043,872
PUBLISHING-NEWSPAPERS (0.52%)
 Knight Ridder                                             26,077               1,877,544
REAL ESTATE OPERATOR & DEVELOPER (1.20%)
 Catellus Development                                      85,789               2,114,699
 Forest City Enterprises                                   16,338                 865,914
 St. Joe                                                   34,029               1,350,951
                                                                                4,331,564
REINSURANCE (1.63%)
 Everest Re Group                                          72,722               5,843,940
RETAIL-APPAREL & SHOE (0.77%)
 Ross Stores /2/                                          103,017               2,756,735
RETAIL-DISCOUNT (1.37%)
 Costco Wholesale                                          65,218               2,678,503
 TJX                                                       93,407               2,254,845
                                                                                4,933,348
RETAIL-HOME FURNISHINGS (0.36%)
 Pier 1 Imports                                            72,711               1,286,258
RETAIL-JEWELRY (0.39%)
 Tiffany                                                   38,306               1,411,576
RETAIL-REGIONAL DEPARTMENT STORE (0.77%)
 Neiman Marcus Group                                       49,783               2,770,424
RETAIL-RESTAURANTS (1.09%)
 Yum! Brands /1/                                          105,195               3,915,358
RETAIL-SPORTING GOODS (0.03%)
 Cabela's                                                   4,181                 112,678
SAVINGS & LOANS-THRIFTS (0.88%)
 Charter One Financial                                     71,361               3,153,443
TELECOMMUNICATION EQUIPMENT (1.41%)
 Comverse Technology /1/                                  254,578               5,076,285
TELEPHONE-INTEGRATED (1.42%)
 Citizens Communications /1/                              212,176               2,567,329
 IDT /1/                                                   78,182               1,441,676
 Telephone & Data Systems                                  15,358               1,093,490
                                                                                5,102,495
TEXTILE-HOME FURNISHINGS (0.98%)
 Mohawk Industries /1/                                     48,142               3,530,253
TOBACCO (1.30%)
 UST                                                      130,011               4,680,396
TOYS (0.71%)
 Mattel                                                   140,712               2,567,994
                                                         Shares
                                                          Held                   Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (0.67%)
                                                                             $
 Heartland Express                                         88,683               2,426,367
                                             TOTAL COMMON STOCKS              355,539,262

                                                       Principal
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.95%)
MONEY CENTER BANKS (0.95%)
 Investment in Joint Trading Account; Citicorp
                                                       $                     $
  1.42%; 07/01/04                                       3,412,363               3,412,363
                                          TOTAL COMMERCIAL PAPER                3,412,363

                                                        Maturity
                                                         Amount                  Value
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.69%)
 Goldman Sachs; 1.25%; dated 06/30/04 maturing
  07/01/04 (collateralized by U.S. Treasury
  Inflation-Indexed Obligation; $2,482,695;
  01/15/09) /3/                                        $2,473,086            $  2,473,000
                                     TOTAL REPURCHASE AGREEMENTS                2,473,000
                                                                             ------------

                           TOTAL PORTFOLIO INVESTMENTS (100.53%)              361,424,625
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.53%)                              (1,901,030)
                                      TOTAL NET ASSETS (100.00%)             $359,523,595
                                                                             ---------------

/1/  Non-income produced security.
/2/ Security or a portion of the security was on loan at the end of the period. See notes to financial statements.
/3/  Security was purchase witht he cash proceeds from securities loans.


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             MIDCAP GROWTH ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (98.95%)
AEROSPACE & DEFENSE EQUIPMENT (0.57%)
                                                                         $
 Alliant Techsystems /1/                                5,000                316,700
APPAREL MANUFACTURERS (2.81%)
 Coach /1/                                             21,500                971,585
 Columbia Sportswear /1/                                7,600                415,112
 Liz Claiborne                                          5,000                179,900
                                                                           1,566,597
APPLICATIONS SOFTWARE (1.60%)
 Citrix Systems /1/                                    20,600                419,416
 Intuit /1/                                            12,200                470,676
                                                                             890,092
BATTERIES & BATTERY SYSTEMS (0.61%)
 Energizer Holdings /1/                                 7,600                342,000
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.50%)
 Monaco Coach                                           9,900                278,883
BUILDING-RESIDENTIAL & COMMERCIAL (1.72%)
 DR Horton                                              9,400                266,960
 Hovnanian Enterprises /1/                              8,800                305,448
 NVR /1/                                                  800                387,360
                                                                             959,768
CHEMICALS-DIVERSIFIED (0.59%)
 Georgia Gulf                                           9,100                326,326
CHEMICALS-SPECIALTY (1.08%)
 Engelhard                                              8,300                268,173
 Lubrizol                                               9,100                333,242
                                                                             601,415
COATINGS & PAINT (0.40%)
 Sherwin-Williams                                       5,300                220,215
COMMERCIAL BANKS (0.41%)
 First Horizon National                                 5,000                227,350
COMMERCIAL SERVICE-FINANCE (2.49%)
 Equifax                                               17,800                440,550
 H&R Block                                              5,600                267,008
 Moody's                                               10,500                678,930
                                                                           1,386,488
COMMERCIAL SERVICES (0.90%)
 Corporate Executive Board                              8,700                502,773
COMPUTER SERVICES (2.48%)
 Affiliated Computer Services /1/                       8,600                455,284
 FactSet Research Systems /2/                           5,700                269,439
 Sungard Data Systems /1/                              25,200                655,200
                                                                           1,379,923
COMPUTERS-MEMORY DEVICES (1.40%)
 SanDisk /1/ /2/                                       18,900                409,941
 Storage Technology /1/                                12,800                371,200
                                                                             781,141
COMPUTERS-PERIPHERAL EQUIPMENT (1.58%)
 Lexmark International /1/                              9,100                878,423
CONSUMER PRODUCTS-MISCELLANEOUS (1.87%)
 Clorox                                                 6,900                371,082
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (CONTINUED)
                                                                         $
 Fortune Brands                                         8,900                671,327
                                                                           1,042,409
CRUISE LINES (0.65%)
 Royal Caribbean Cruises /2/                            8,300                360,303
DATA PROCESSING & MANAGEMENT (1.61%)
 eFunds /1/                                            16,900                295,750
 Fiserv /1/                                            15,450                600,850
                                                                             896,600
DENTAL SUPPLIES & EQUIPMENT (0.46%)
 Dentsply International                                 4,900                255,290
DISPOSABLE MEDICAL PRODUCTS (1.20%)
 C.R. Bard                                             11,800                668,470
DISTRIBUTION-WHOLESALE (0.50%)
 Ingram Micro /1/                                      19,100                276,377
DIVERSIFIED MANUFACTURING OPERATIONS (1.44%)
 Cooper Industries                                      4,500                267,345
 Crane                                                  7,600                238,564
 ITT Industries                                         3,600                298,800
                                                                             804,709
DRUG DELIVERY SYSTEMS (0.65%)
 Andrx Group /1/                                       13,000                363,090
E-MARKETING-INFORMATION (0.70%)
 Digital River /1/ /2/                                 11,900                388,297
ELECTRONIC COMPONENTS & ACCESSORIES (0.53%)
 Integrated Circuit Systems /1/                        10,900                296,044
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.15%)
 Gentex                                                 7,000                277,760
 Sanmina /1/                                           40,100                364,910
                                                                             642,670
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.37%)
 Altera /1/                                            30,300                673,266
 Broadcom /1/                                           6,000                280,620
 International Rectifier /1/                            4,800                198,816
 MEMC Electronics Materials /1/                        32,900                325,052
 National Semiconductor /1/                            31,700                697,083
 QLogic /1/                                             9,700                257,923
                                                                           2,432,760
ELECTRONIC FORMS (1.59%)
 Adobe Systems                                         19,000                883,500
ELECTRONIC MEASUREMENT INSTRUMENTS (1.01%)
 Agilent Technologies /1/                              10,600                310,368
 Garmin /2/                                             6,800                251,872
                                                                             562,240
ELECTRONIC PARTS DISTRIBUTION (0.59%)
 Avnet /1/                                             14,400                326,880
ELECTRONICS-MILITARY (0.56%)
 L-3 Communications Holdings                            4,700                313,960
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT SOFTWARE (1.17%)
                                                                         $
 Electronic Arts /1/                                    7,000                381,850
 Take-Two Interactive Software /1/ /2/                  8,900                272,696
                                                                             654,546
FIDUCIARY BANKS (0.71%)
 Investors Financial Services                           9,100                396,578
FILTRATION & SEPARATION PRODUCTS (0.53%)
 CLARCOR                                                6,500                297,700
FINANCE-COMMERCIAL (0.40%)
 CIT Group                                              5,800                222,082
FINANCE-INVESTMENT BANKER & BROKER (0.85%)
 Bear Stearns                                           2,700                227,637
 Jefferies Group                                        7,900                244,268
                                                                             471,905
FINANCE-MORTGAGE LOAN/BANKER (0.78%)
 Doral Financial /2/                                   12,550                432,975
FOOD-CANNED (0.40%)
 Del Monte Foods /1/                                   22,200                225,552
FOOD-MEAT PRODUCTS (0.49%)
 Smithfield Foods /1/                                   9,200                270,480
FOOD-RETAIL (0.51%)
 Whole Foods Market                                     3,000                286,350
FOOD-WHOLESALE & DISTRIBUTION (0.41%)
 Fresh Del Monte Produce /2/                            9,000                227,430
GAS-DISTRIBUTION (0.32%)
 Energen                                                3,700                177,563
HEALTH CARE COST CONTAINMENT (1.07%)
 Caremark Rx /1/                                       13,100                431,514
 First Health Group /1/                                10,400                162,344
                                                                             593,858
INSTRUMENTS-SCIENTIFIC (2.24%)
 Applied Biosystems Group                              20,300                441,525
 Millipore /1/                                          7,900                445,323
 Waters /1/                                             7,600                363,128
                                                                           1,249,976
INTERNET APPLICATION SOFTWARE (0.69%)
 eResearch Technology /1/ /2/                          13,800                386,400
INTERNET BROKERS (0.89%)
 Ameritrade Holding /1/                                22,800                258,780
 E*trade Group /1/                                     21,500                239,725
                                                                             498,505
INTERNET SECURITY (1.19%)
 CheckFree /1/                                          7,000                210,000
 Symantec /1/                                          10,300                450,934
                                                                             660,934
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.75%)
 T. Rowe Price Group                                    8,300                418,320
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LEISURE & RECREATION PRODUCTS (0.53%)
                                                                         $
 Brunswick                                              7,300                297,840
LOTTERY SERVICES (0.90%)
 GTECH Holdings                                        10,800                500,148
MEDICAL INFORMATION SYSTEM (0.75%)
 IMS Health                                            17,718                415,310
MEDICAL INSTRUMENTS (1.11%)
 Beckman Coulter                                       10,100                616,100
MEDICAL LABORATORY & TESTING SERVICE (0.75%)
 Quest Diagnostics                                      4,900                416,255
MEDICAL PRODUCTS (1.33%)
 Henry Schein /1/                                       5,600                353,584
 Varian Medical Systems /1/                             4,900                388,815
                                                                             742,399
MEDICAL-BIOMEDICAL/GENE (1.44%)
 Charles River Laboratories International
  /1/                                                   9,200                449,604
 Invitrogen /1/                                         4,900                352,751
                                                                             802,355
MEDICAL-DRUGS (2.33%)
 Allergan                                               3,400                304,368
 Cephalon /1/ /2/                                       6,500                351,000
 IVAX /1/                                              10,800                259,092
 Kos Pharmaceuticals /1/                                6,300                207,711
 QLT /1/ /2/                                            8,900                178,178
                                                                           1,300,349
MEDICAL-GENERIC DRUGS (1.81%)
 Mylan Laboratories                                    20,000                405,000
 Par Pharmaceutical /1/                                 5,700                200,697
 Taro Pharmaceuticals Industries /1/ /2/                4,200                182,700
 Watson Pharmaceutical /1/                              8,200                220,580
                                                                           1,008,977
MEDICAL-HMO (1.74%)
 Coventry Health Care /1/                               9,700                474,330
 Oxford Health Plans                                    9,000                495,360
                                                                             969,690
MEDICAL-HOSPITALS (0.53%)
 Universal Health Services                              6,400                293,696
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.45%)
 Apria Healthcare Group /1/                             8,700                249,690
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.83%)
 AmerisourceBergen                                      7,700                460,306
METAL PROCESSORS & FABRICATION (0.39%)
 Precision Castparts                                    4,000                218,760
METAL-COPPER (0.67%)
 Phelps Dodge /1/                                       4,800                372,048
MULTIMEDIA (1.02%)
 Belo                                                  10,400                279,240
 Meredith                                               5,300                291,288
                                                                             570,528
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (0.97%)
                                                                         $
 Foundry Networks /1/                                  14,800                208,236
 Network Appliance /1/                                 15,500                333,715
                                                                             541,951
OIL & GAS DRILLING (0.25%)
 Precision Drilling /1/                                 2,900                139,229
OIL COMPANY-EXPLORATION & PRODUCTION (3.32%)
 Cimarex Energy /1/                                     9,800                296,254
 Newfield Exploration /1/                               6,700                373,458
 Patina Oil & Gas                                       8,468                252,939
 Petroleum Development /1/ /2/                         12,200                334,524
 Unit /1/                                               7,300                229,585
 XTO Energy                                            12,257                365,136
                                                                           1,851,896
OIL REFINING & MARKETING (0.63%)
 Sunoco                                                 2,700                171,774
 Valero Energy                                          2,400                177,024
                                                                             348,798
OIL-FIELD SERVICES (0.80%)
 Cal Dive International /1/                             7,500                227,400
 Oil States International /1/                          14,100                215,730
                                                                             443,130
PHARMACY SERVICES (0.48%)
 Omnicare                                               6,300                269,703
POWER CONVERTER & SUPPLY EQUIPMENT (0.36%)
 American Power Conversion                             10,300                202,395
PROPERTY & CASUALTY INSURANCE (1.03%)
 Fidelity National Financial                            6,230                232,628
 W.R. Berkley                                           7,900                339,305
                                                                             571,933
RADIO (0.73%)
 Cox Radio /1/                                         17,300                300,674
 Entercom Communications /1/                            2,800                104,440
                                                                             405,114
REINSURANCE (0.43%)
 RenaissanceRe Holdings                                 4,400                237,380
RENTAL-AUTO & EQUIPMENT (0.63%)
 Rent-A-Center /1/                                     11,650                348,685
RETAIL-APPAREL & SHOE (3.25%)
 Abercrombie & Fitch                                   14,700                569,625
 Chico's FAS /1/ /2/                                   12,900                582,564
 Claire's Stores                                       17,300                375,410
 Limited                                               15,000                280,500
                                                                           1,808,099
RETAIL-AUTO PARTS (1.43%)
 Advance Auto Parts /1/                                 8,300                366,694
 Autozone /1/                                           5,400                432,540
                                                                             799,234
RETAIL-BEDDING (1.30%)
 Bed Bath & Beyond /1/                                 18,900                726,705
                                                     Shares
                                                      Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (0.99%)
                                                                         $
 Dollar General                                        28,300                553,548
RETAIL-HOME FURNISHINGS (0.27%)
 Pier 1 Imports                                         8,500                150,365
RETAIL-JEWELRY (0.46%)
 Tiffany                                                7,000                257,950
RETAIL-RESTAURANTS (2.80%)
 Brinker International /1/                             12,800                436,736
 CBRL Group                                             8,000                246,800
 Starbucks /1/                                          7,300                317,404
 Wendy's International                                  6,700                233,428
 Yum! Brands /1/                                        8,800                327,536
                                                                           1,561,904
SAVINGS & LOANS-THRIFTS (0.44%)
 New York Community Bancorp                            12,500                245,375
SCHOOLS (1.47%)
 Career Education /1/                                  10,600                482,936
 ITT Educational Services /1/                           8,900                338,378
                                                                             821,314
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.14%)
 Cypress Semiconductor /1/ /2/                         20,400                289,476
 Marvell Technology Group /1/                          13,000                347,100
                                                                             636,576
SEMICONDUCTOR EQUIPMENT (1.34%)
 Amkor Technology /1/ /2/                              21,400                175,052
 Kla-Tencor /1/                                        11,600                572,808
                                                                             747,860
TELECOMMUNICATION EQUIPMENT (0.63%)
 Scientific-Atlanta                                    10,100                348,450
TELECOMMUNICATION SERVICES (0.52%)
 Aspect Communications /1/                             20,400                289,680
TELEVISION (0.65%)
 Hearst-Argyle Television                              14,000                360,920
TEXTILE-HOME FURNISHINGS (0.49%)
 Mohawk Industries /1/                                  3,700                271,321
THERAPEUTICS (0.80%)
 ImClone Systems /1/ /2/                                5,200                446,108
TOOLS-HAND HELD (0.85%)
 Black & Decker                                         7,600                472,188
TOYS (1.35%)
 Marvel Enterprises /1/ /2/                            13,300                259,616
 Mattel                                                27,100                494,575
                                                                             754,191
WEB PORTALS (0.52%)
 United Online /1/                                     16,600                292,326
WIRELESS EQUIPMENT (0.62%)
 InterDigital Communications /1/ /2/                   18,400                346,104
                                         TOTAL COMMON STOCKS              55,127,730

                                                    Maturity
                                                     Amount                 Value
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (9.73%)
 Goldman Sachs; 1.25%; dated 06/30/04
  maturing 07/01/04 (collateralized by U.S.
  Treasury Inflation-Indexed Obligation;                                 $
  $5,444,261; 01/15/09) /3/                        $5,423,188              5,423,000
                                 TOTAL REPURCHASE AGREEMENTS               5,423,000
                                                                         -----------

                       TOTAL PORTFOLIO INVESTMENTS (108.68%)              60,550,730
LIABILITIES, NET OF CASH AND RECEIVABLES (-8.68%)                         (4,838,351)
                                  TOTAL NET ASSETS (100.00%)             $55,712,379
                                                                         --------------

/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period.
  See notes to financial statements.
/3 /Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MIDCAP VALUE ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------
COMMON STOCKS (97.44%)
APPAREL MANUFACTURERS (3.84%)
                                                                    $
 Liz Claiborne                                    30,300              1,090,194
 VF                                               26,400              1,285,680
                                                                      2,375,874
APPLIANCES (2.45%)
 Whirlpool                                        22,100              1,516,060
ATHLETIC FOOTWEAR (1.93%)
 Reebok International                             33,100              1,190,938
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (4.32%)
 BorgWarner                                       29,000              1,269,330
 Lear                                             23,800              1,403,962
                                                                      2,673,292
BEVERAGES-WINE & SPIRITS (2.78%)
 Constellation Brands /1/                         46,300              1,719,119
COMMERCIAL BANKS (5.95%)
 First Horizon National                           34,700              1,577,809
 North Fork Bancorp.                              23,600                897,980
 TCF Financial                                    20,700              1,201,635
                                                                      3,677,424
COMPUTERS-MEMORY DEVICES (2.42%)
 Western Digital /1/                             173,000              1,498,180
DIALYSIS CENTERS (1.54%)
 DaVita /1/                                       30,950                954,189
DIVERSIFIED MANUFACTURING OPERATIONS (2.65%)
 SPX                                              35,300              1,639,332
ELECTRIC-INTEGRATED (0.39%)
 PPL                                               5,300                243,270
ENTERPRISE SOFTWARE & SERVICE (1.79%)
 Computer Associates International                39,500              1,108,370
FINANCE-COMMERCIAL (2.19%)
 CIT Group                                        35,300              1,351,637
FINANCE-INVESTMENT BANKER & BROKER (2.55%)
 Bear Stearns                                     18,700              1,576,597
FINANCIAL GUARANTEE INSURANCE (7.29%)
 Ambac Financial Group                            21,500              1,578,960
 PMI Group                                        31,300              1,362,176
 Radian Group                                     32,700              1,566,330
                                                                      4,507,466
FOOD-CANNED (1.46%)
 Del Monte Foods /1/                              89,100                905,256
FOOD-WHOLESALE & DISTRIBUTION (1.83%)
 Fresh Del Monte Produce                          44,700              1,129,569
HUMAN RESOURCES (2.28%)
 Manpower                                         27,800              1,411,406
INSTRUMENTS-CONTROLS (2.02%)
 Johnson Controls                                 23,400              1,249,092
                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET FINANCIAL SERVICES (2.20%)
                                                                    $
 IndyMac Bancorp                                  43,000              1,358,800
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.21%)
 Waddell & Reed Financial                         33,700                745,107
MEDICAL LABORATORY & TESTING SERVICE (0.46%)
 Laboratory Corp. of America Holdings /1/          7,200                285,840
MEDICAL-HMO (7.14%)
 Anthem /1/                                       15,600              1,397,136
 Coventry Health Care /1/                         29,400              1,437,660
 Oxford Health Plans                              10,400                572,416
 WellChoice /1/                                   24,300              1,006,020
                                                                      4,413,232
MEDICAL-HOSPITALS (3.94%)
 Triad Hospitals /1/                              37,000              1,377,510
 Universal Health Services                        23,100              1,060,059
                                                                      2,437,569
MULTI-LINE INSURANCE (1.82%)
 PartnerRe                                        19,800              1,123,254
OIL COMPANY-EXPLORATION & PRODUCTION (5.54%)
 Pioneer Natural Resources                        46,400              1,627,712
 XTO Energy                                       60,332              1,797,290
                                                                      3,425,002
OIL REFINING & MARKETING (2.26%)
 Sunoco                                           22,000              1,399,640
PHARMACY SERVICES (1.01%)
 Omnicare                                         14,600                625,026
PIPELINES (0.49%)
 Equitable Resources                               5,900                305,089
PROPERTY & CASUALTY INSURANCE (1.01%)
 Arch Capital Group /1/                           15,700                626,116
REINSURANCE (2.92%)
 Endurance Specialty Holdings                      9,000                313,200
 RenaissanceRe Holdings                           27,600              1,489,020
                                                                      1,802,220
RETAIL-APPAREL & SHOE (2.15%)
 Foot Locker                                      54,500              1,326,530
RETAIL-AUTO PARTS (1.97%)
 Autozone /1/                                     15,200              1,217,520
RETAIL-AUTOMOBILE (0.77%)
 AutoNation /1/                                   27,700                473,670
RETAIL-HOME FURNISHINGS (2.05%)
 Pier 1 Imports                                   71,700              1,268,373
RETAIL-RESTAURANTS (1.97%)
 Darden Restaurants                               59,200              1,216,560
SAVINGS & LOANS-THRIFTS (1.98%)
 GreenPoint Financial                             30,900              1,226,730
                                                 Shares
                                                  Held                 Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TEXTILE-HOME FURNISHINGS (2.05%)
                                                                    $
 Mohawk Industries /1/                            17,300              1,268,609
TOOLS-HAND HELD (2.11%)
 Black & Decker                                   21,000              1,304,730
TRANSPORT-AIR FREIGHT (1.06%)
 CNF                                              15,700                652,492
TRANSPORT-RAIL (1.65%)
 Canadian National Railway                        23,350              1,017,826
                                    TOTAL COMMON STOCKS              60,247,006
                                                                    -----------

                   TOTAL PORTFOLIO INVESTMENTS (97.44%)              60,247,006
CASH AND RECEIVABLES, NET OF LIABILITIES (2.56%)                      1,583,590
                             TOTAL NET ASSETS (100.00%)             $61,830,596
                                                                    -------------

/1 /Non-income producing security.


See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                              MONEY MARKET ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                       Principal
                                                        Amount                     Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (96.08%)
ASSET BACKED SECURITIES (10.37%)
 CAFCO
                                                       $                    $
  1.05%; 07/22/04                                        835,000                 834,489
  1.15%; 07/23/04                                        365,000                 364,743
 CRC Funding
  1.13%; 08/02/04                                        900,000                 899,096
 CXC
  1.17%; 08/11/04                                        565,000                 564,247
  1.45%; 11/15/04                                      1,000,000                 994,482
 FCAR Owner Trust I
  1.08%; 07/02/04                                        870,000                 869,974
  1.10%; 07/06/04                                        800,000                 799,878
  1.10%; 08/03/04                                      1,000,000                 998,992
  1.11%; 09/10/04                                        715,000                 713,435
  1.26%; 09/08/04                                        700,000                 698,309
 Receivables Capital
  1.09%; 08/06/04                                        800,000                 799,128
  1.25%; 09/01/04                                        900,000                 898,062
 Windmill Funding
  1.07%; 07/21/04                                        660,000                 659,608
  1.08%; 07/21/04                                        640,000                 639,616
  1.46%; 09/08/04                                        875,000                 872,551
 Yorktown Capital
  1.06%; 07/15/04                                      1,000,000                 999,588
  1.12%; 07/19/04                                        800,000                 799,480
  1.22%; 07/20/04                                        800,000                 799,485
  1.47%; 09/14/04                                        800,000                 797,550
                                                                              15,002,713
BEVERAGES-NON-ALCOHOLIC (1.16%)
 Coca-Cola
  1.22%; 08/23/04                                        915,000                 913,357
  1.22%; 08/27/04                                        765,000                 763,522
                                                                               1,676,879
COMMERCIAL BANKS (5.91%)
 Nordea North America
  1.04%; 07/29/04                                        900,000                 899,272
  1.07%; 07/16/04                                      1,000,000                 999,556
  1.16%; 08/09/04                                      1,000,000                 998,743
  1.60%; 10/20/04                                        800,000                 796,054
 Svenska Handelsbanken
  1.08%; 07/28/04                                        800,000                 799,355
  1.09%; 09/01/04                                        770,000                 768,555
  1.13%; 08/03/04                                        800,000                 799,171
  1.17%; 08/05/04                                        800,000                 799,078
  1.33%; 09/24/04                                        900,000                 897,174
  1.46%; 09/24/04                                        800,000                 797,242
                                                                               8,554,200
CONSUMER PRODUCTS-MISCELLANEOUS (2.91%)
 Fortune Brands
  1.13%; 07/23/04                                        810,000                 809,441
  1.13%; 07/26/04                                        800,000                 799,372
  1.15%; 07/30/04                                        800,000                 799,259
  1.23%; 08/06/04                                        900,000                 898,893
  1.24%; 08/11/04                                        900,000                 898,729
                                                                               4,205,694
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (6.70%)
 Amstel Funding
                                                       $                    $
  1.09%; 08/05/04                                        800,000                 799,152
  1.15%; 09/22/04                                      1,000,000                 997,349
  1.25%; 10/15/04                                        900,000                 896,688
  1.26%; 10/27/04                                        800,000                 796,696
  1.30%; 09/17/04                                        700,000                 698,028
  1.32%; 09/30/04                                        720,000                 717,598
  1.34%; 08/23/04                                        800,000                 798,422
 General Electric Capital
  1.07%; 07/15/04                                        790,000                 789,671
  1.11%; 08/13/04                                        720,000                 719,045
  1.30%; 09/02/04                                        875,000                 873,009
  1.32%; 08/25/04                                        815,000                 813,357
  1.48%; 09/20/04                                        790,000                 787,369
                                                                               9,686,384
FINANCE-AUTO LOANS (2.38%)
 Paccar Financial
  1.04%; 07/13/04                                      1,000,000                 999,647
  1.10%; 08/04/04                                        920,000                 919,044
  1.15%; 08/13/04                                        835,000                 833,853
  1.44%; 09/16/04                                        700,000                 697,844
                                                                               3,450,388
FINANCE-COMMERCIAL (2.55%)
 CIT Group
  1.07%; 07/21/04                                      1,000,000                 999,405
  1.09%; 08/10/04                                        900,000                 898,910
  1.23%; 08/18/04                                      1,000,000                 998,360
  1.53%; 09/24/04                                        800,000                 797,110
                                                                               3,693,785
FINANCE-CONSUMER LOANS (7.22%)
 American General Finance
  1.04%; 07/20/04                                      1,000,000                 999,454
  1.05%; 07/06/04                                      1,000,000                 999,854
  1.05%; 07/13/04                                        800,000                 799,720
  1.06%; 07/14/04                                        800,000                 799,695
  1.06%; 07/26/04                                        900,000                 899,338
  1.06%; 07/28/04                                        880,000                 879,300
 Household Finance
  1.06%; 07/02/04                                        815,000                 814,976
  1.19%; 08/19/04                                      1,000,000                 998,380
  1.32%; 08/24/04                                        935,000                 933,107
  1.34%; 08/27/04                                        575,000                 573,780
  1.34%; 10/04/04                                        850,000                 846,994
  1.45%; 09/07/04                                        900,000                 897,535
                                                                              10,442,133
FINANCE-INVESTMENT BANKER & BROKER (13.44%)
 Bear Stearns
  1.06%; 07/14/04                                        700,000                 699,732
  1.06%; 07/27/04                                      1,000,000                 999,234
  1.07%; 08/04/04                                        700,000                 699,293
 BNP Paribas Finance
  1.06%; 07/16/04                                        900,000                 899,602
  1.07%; 07/28/04                                        955,000                 954,234
  1.10%; 09/13/04                                        700,000                 698,417
  1.23%; 09/14/04                                        900,000                 897,703

                                                        Principal
                                                          Amount                   Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Citigroup Global Markets Holdings
                                                       $                    $
  1.07%; 07/30/04                                        800,000                 799,310
  1.23%; 08/03/04                                      1,000,000                 998,872
  1.24%; 09/07/04                                        650,000                 648,478
  1.25%; 08/24/04                                        900,000                 898,313
  1.33%; 08/20/04                                        800,000                 798,522
 Goldman Sachs Group
  1.30%; 08/19/04                                      1,000,000                 998,231
  1.35%; 08/26/04                                        800,000                 798,320
 ING U.S. Funding
  1.03%; 07/09/04                                      1,525,000               1,524,651
  1.07%; 07/22/04                                      1,000,000                 999,376
  1.44%; 10/14/04                                        695,000                 692,081
 JP Morgan
  1.06%; 07/12/04                                      1,000,000                 999,676
 Morgan Stanley
  1.16%; 07/22/04                                        800,000                 799,459
  1.36%; 08/17/04                                      1,000,000                 998,224
  1.36%; 08/24/04                                        745,000                 743,480
  1.36%; 08/27/04                                        900,000                 898,062
                                                                              19,443,270
FINANCE-LEASING COMPANY (3.45%)
 International Lease Finance
  1.03%; 07/08/04                                        900,000                 899,820
  1.04%; 07/13/04                                        900,000                 899,689
  1.15%; 07/27/04                                        800,000                 799,335
  1.48%; 10/08/04                                        700,000                 697,151
 River Fuel Funding
  1.25%; 07/29/04                                      1,000,000                 999,028
  1.30%; 08/11/04                                        700,000                 698,964
                                                                               4,993,987
FINANCE-MORTGAGE LOAN/BANKER (4.29%)
 Federal Home Loan Mortgage
  1.06%; 08/12/04                                      1,000,000                 998,769
  1.07%; 07/19/04                                      1,000,000                 999,465
  1.07%; 09/09/04                                      1,000,000                 997,920
  1.24%; 10/07/04                                        620,000                 617,907
  1.27%; 08/31/04                                        800,000                 798,238
 Federal National Mortgage Association
  1.08%; 08/18/04                                        890,000                 888,718
  1.18%; 09/01/04                                        900,000                 898,171
                                                                               6,199,188
FINANCE-OTHER SERVICES (8.68%)
 Commoloco
  1.05%; 07/06/04                                        800,000                 799,883
  1.05%; 07/12/04                                      1,000,000                 999,679
  1.05%; 07/23/04                                        700,000                 699,551
  1.06%; 07/14/04                                        900,000                 899,649
 Delaware Funding
  1.20%; 07/23/04                                        900,000                 899,340
  1.22%; 07/20/04                                        800,000                 799,485
 Private Export Funding
  1.03%; 08/16/04                                      2,075,000               2,072,269
  1.06%; 08/10/04                                        885,000                 883,958
  1.06%; 08/12/04                                      1,000,000                 998,763
  1.06%; 08/26/04                                        800,000                 798,569
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 Private Export Funding (continued)
                                                       $                    $
  1.11%; 08/25/04                                      1,000,000                 998,304
  1.56%; 10/28/04                                      1,000,000                 994,844
 Sheffield Receivables
  1.20%; 07/16/04                                        720,000                 719,640
                                                                              12,563,934
INSURANCE BROKERS (1.99%)
 Marsh & McLennan
  1.05%; 07/07/04                                      1,975,000               1,974,655
  1.06%; 07/26/04                                        900,000                 899,331
                                                                               2,873,986
MEDICAL-DRUGS (1.10%)
 Pfizer
  1.12%; 08/05/04                                        800,000                 799,129
  1.20%; 10/13/04                                        800,000                 797,180
                                                                               1,596,309
MONEY CENTER BANKS (11.23%)
 Bank of America
  1.15%; 08/20/04                                        900,000                 898,563
  1.20%; 08/20/04                                        810,000                 808,650
  1.26%; 08/18/04                                        800,000                 798,667
 Barclays U.S. Funding
  1.04%; 07/01/04                                      1,100,000               1,100,000
  1.11%; 07/29/04                                      1,000,000                 999,137
  1.28%; 09/21/04                                        900,000                 897,253
 Citicorp
  1.06%; 07/12/04                                      1,000,000                 999,676
  1.14%; 07/30/04                                        935,000                 934,141
 HBOS Treasury Services
  1.05%; 07/01/04                                        800,000                 800,000
  1.05%; 07/08/04                                        815,000                 814,834
  1.05%; 07/09/04                                        750,000                 749,825
  1.08%; 08/05/04                                        620,000                 619,349
  1.30%; 08/25/04                                        700,000                 698,610
  1.45%; 09/07/04                                        790,000                 787,836
 JP Morgan Chase
  1.10%; 07/27/04                                        900,000                 899,285
  1.14%; 08/11/04                                        900,000                 898,831
  1.15%; 08/13/04                                        800,000                 798,901
  1.30%; 08/12/04                                        940,000                 938,574
  1.30%; 08/23/04                                        800,000                 798,469
                                                                              16,240,601
RETAIL-DISCOUNT (0.69%)
 Wal-Mart Stores
  1.09%; 08/17/04                                      1,000,000                 998,577
SPECIAL PURPOSE BANKS (1.76%)
 KFW International Finance
  1.12%; 08/06/04                                        745,000                 744,166
  1.20%; 08/30/04                                        800,000                 798,400
  1.27%; 09/03/04                                      1,000,000                 997,742
                                                                               2,540,308
SPECIAL PURPOSE ENTITY (8.39%)
 Compass Securitization
  1.11%; 07/19/04                                      1,000,000                 999,445

                                                      Principal
                                                        Amount                    Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Compass Securitization (continued)
                                                       $                    $
  1.15%; 08/10/04                                        800,000                 798,978
  1.22%; 08/17/04                                        855,000                 853,638
  1.30%; 08/09/04                                      1,000,000                 998,592
  1.47%; 09/15/04                                        900,000                 897,207
 Grampian Funding
  1.35%; 09/10/04                                        700,000                 698,136
  1.35%; 09/23/04                                      1,000,000                 996,850
  1.50%; 07/01/04                                      1,000,000               1,000,000
  1.53%; 09/17/04                                        775,000                 772,431
  1.53%; 09/27/04                                        900,000                 896,634
 Shell Finance
  1.20%; 08/02/04                                        660,000                 659,296
  1.42%; 09/09/04                                        865,000                 862,611
 Tulip Funding
  1.15%; 07/12/04                                        800,000                 799,719
  1.23%; 08/26/04                                        900,000                 898,278
                                                                              12,131,815
SUPRANATIONAL BANK (1.17%)
 Corp Andina de Fomento
  1.08%; 07/08/04                                        800,000                 799,832
  1.22%; 08/04/04                                        900,000                 898,963
                                                                               1,698,795
TELEPHONE COMMUNICATION (0.69%)
 Telstra
  1.52%; 09/30/04                                      1,000,000                 996,158
                                         TOTAL COMMERCIAL PAPER              138,989,104

                                                       Principal
                                                         Amount                   Value
 -----------------------------------------------------------------------------------------
BONDS (4.20%)
AEROSPACE & DEFENSE EQUIPMENT (0.49%)
 United Technologies
  6.63%; 11/15/04                                        700,000                 713,166
COMMERCIAL BANKS (0.49%)
 Svenska Handelsbanken
  8.35%; 07/15/04                                        700,000                 701,942
FINANCE-INVESTMENT BANKER & BROKER (0.78%)
 Bear Stearns
  6.65%; 12/01/04                                        500,000                 511,140
 Lehman Brothers Holdings
  7.75%; 01/15/05                                        600,000                 620,703
                                                                               1,131,843
FINANCE-MORTGAGE LOAN/BANKER (0.28%)
 Federal Home Loan Bank
  1.66%; 05/16/05                                        400,000                 400,000
FINANCE-OTHER SERVICES (1.46%)
 Caterpillar Financial Services
  6.88%; 08/01/04                                        800,000                 803,788

                                                       Principal
                                                         Amount                    Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 Newcourt Credit Group
                                                       $                    $
  6.88%; 02/16/05                                        300,000                 310,287
 Verizon Global Funding
  1.63%; 09/15/04                                      1,000,000               1,000,000
                                                                               2,114,075
MONEY CENTER BANKS (0.35%)
 Bank of America
  7.75%; 08/15/04                                        500,000                 503,835
REGIONAL BANKS (0.35%)
 Bank One
  7.25%; 08/15/04                                        500,000                 503,562
                                                    TOTAL BONDS                6,068,423
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (100.28%)              145,057,527
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.28%)                               (398,227)
                                     TOTAL NET ASSETS (100.00%)             $144,659,300
                                                                            ---------------

                                       153

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                         REAL ESTATE SECURITIES ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)


                                                         Shares
                                                          Held                      Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (97.02%)
APARTMENT REITS (15.86%)
                                                                                 $
 Archstone-Smith Trust                                         90,400               2,651,432
 AvalonBay Communities                                         51,000               2,882,520
 Camden Property Trust                                         26,349               1,206,784
 Equity Residential Properties Trust                          129,700               3,855,981
 Essex Property Trust                                          24,700               1,688,245
 Home Properties of New York                                   15,500                 604,190
 Mid-America Apartment Communities                             27,300               1,034,397
 United Dominion Realty Trust                                 135,300               2,676,234
                                                                                   16,599,783
DIVERSIFIED REITS (9.90%)
 Brookfield Properties                                        140,100               4,027,875
 Capital Automotive                                            50,000               1,466,500
 Catellus Development                                          28,067                 691,851
 Entertainment Properties Trust                                22,855                 816,838
 Vornado Realty Trust                                          58,900               3,363,779
                                                                                   10,366,843
FACTORY OUTLET REITS (4.71%)
 Chelsea Property Group                                        75,700               4,937,154
HEALTHCARE REITS (4.29%)
 Health Care                                                   23,700                 770,250
 Ventas                                                       159,483               3,723,928
                                                                                    4,494,178
HOTEL REITS (6.21%)
 Highland Hospitality                                          52,553                 528,158
 LaSalle Hotel Properties                                      65,063               1,587,537
 Starwood Hotels & Resorts Worldwide                           97,800               4,386,330
                                                                                    6,502,025
MALL REITS (18.47%)
 CBL & Associates Properties                                   61,272               3,369,960
 General Growth Properties                                    182,200               5,387,654
 Macerich                                                      43,000               2,058,410
 Mills                                                         38,286               1,787,956
 Simon Property Group                                         102,100               5,249,982
 Tanger Factory Outlet Centers                                  6,256                 244,610
 Taubman Centers                                               53,959               1,235,122
                                                                                   19,333,694
OFFICE & INDUSTRIAL REITS (22.18%)
 AMB Property                                                  53,047               1,837,018
 Boston Properties                                            130,190               6,519,915
 CenterPoint Properties Trust                                  44,512               3,416,296
 Corporate Office Properties Trust                             74,410               1,849,088
 Equity Office Properties Trust                               117,430               3,194,096
 Prologis Trust                                               144,980               4,772,742
 SL Green Realty                                               34,769               1,627,189
                                                                                   23,216,344
SELF STORAGE REITS (2.68%)
 Public Storage                                                60,900               2,802,009
SHOPPING CENTER REITS (12.72%)
 Acadia Realty Trust                                           52,052                 715,194
 Developers Diversified Realty                                111,842               3,955,852
 Federal Realty Investment Trust                               11,469                 476,996
 Kimco Realty                                                  84,950               3,865,225
 Pan Pacific Retail Properties                                 60,131               3,037,818
                                                         Shares
                                                          Held                      Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SHOPPING CENTER REITS (CONTINUED)
                                                                                 $
 Weingarten Realty Investors                                   40,350               1,262,148
                                                                                   13,313,233
                                                 TOTAL COMMON STOCKS              101,565,263

                                                       Principal
                                                         Amount                     Value
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.35%)
MONEY CENTER BANKS (1.35%)
 Investment in Joint Trading Account;
  Citicorp
                                                   $                             $
  1.42%; 07/01/04                                           1,411,280               1,411,280
                                              TOTAL COMMERCIAL PAPER                1,411,280
                                                                                 ------------

                                TOTAL PORTFOLIO INVESTMENTS (98.37%)              102,976,543
                    CASH AND RECEIVABLES, NET OF LIABILITIES (1.63%)                1,708,490
                                          TOTAL NET ASSETS (100.00%)             $104,685,033
                                                                                 --------------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (99.62%)
AEROSPACE & DEFENSE EQUIPMENT (1.64%)
                                                                      $
 Moog /1/                                            8,627               320,148
 Orbital Sciences /1/                               63,324               874,504
                                                                       1,194,652
AIRLINES (0.69%)
 ExpressJet Holdings /1/                            41,388               502,450
APPAREL MANUFACTURERS (0.66%)
 Kellwood                                           11,066               481,924
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.37%)
 Tenneco Automotive /1/                             20,575               272,207
BATTERIES & BATTERY SYSTEMS (1.40%)
 Rayovac /1/                                        36,379             1,022,250
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.40%)
 Eagle Materials                                    14,397             1,022,475
BUILDING PRODUCTS-WOOD (1.02%)
 Universal Forest Products                          23,002               741,814
CHEMICALS-SPECIALTY (1.17%)
 MacDermid                                          25,198               852,952
CIRCUIT BOARDS (1.87%)
 Benchmark Electronics /1/                          35,716             1,039,335
 TTM Technologies /1/                               27,809               329,537
                                                                       1,368,872
COMMERCIAL BANKS (5.44%)
 City Holding                                       22,820               720,655
 Columbia Banking Systems                           44,761               993,694
 Community Bank System                              18,486               421,296
 Provident Bankshares                                6,131               176,818
 Signature Bank /1/                                  8,535               202,792
 South Financial Group                              23,514               666,387
 Vineyard National Bancorp /1/ /2/ /3/               7,805               316,715
 Vineyard National Bancorp /1/ /2/ /3/               1,561                     -
 Virginia Commerce Bancorp. /1/                     15,915               469,652
                                                                       3,968,009
COMMERCIAL SERVICE-FINANCE (0.60%)
 NCO Group /1/                                      16,357               436,568
COMPUTER AIDED DESIGN (1.04%)
 ANSYS /1/                                          16,191               760,977
COMPUTER SERVICES (0.93%)
 CACI International /1/                              8,338               337,189
 Perot Systems /1/                                  25,948               344,330
                                                                         681,519
COMPUTERS-INTEGRATED SYSTEMS (0.77%)
 RadiSys /1/                                        30,296               562,597
CONTAINERS-METAL & GLASS (1.45%)
 Greif Brothers                                     17,724               748,839
 Silgan Holdings                                     7,633               307,686
                                                                       1,056,525
DATA PROCESSING & MANAGEMENT (0.45%)
 Global Payments                                     7,280               327,746
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DENTAL SUPPLIES & EQUIPMENT (0.93%)
                                                                      $
 Sybron Dental Specialties /1/                      22,842               681,834
DISPOSABLE MEDICAL PRODUCTS (0.75%)
 Merit Medical Systems /1/                          34,387               547,785
DISTRIBUTION-WHOLESALE (2.52%)
 United Stationers /1/                              20,927               831,220
 Watsco                                             36,022             1,011,138
                                                                       1,842,358
E-MARKETING-INFORMATION (1.89%)
 Digital River /1/                                  10,806               352,600
 Digitas /1/                                        34,459               380,083
 E.piphany /1/                                      62,084               299,866
 ValueClick /1/                                     29,070               348,258
                                                                       1,380,807
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.54%)
 DSP Group /1/                                      14,457               393,809
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.96%)
 Integrated Silicon Solution /1/                    23,057               281,526
 Microsemi /1/                                      46,512               660,936
 Semtech /1/                                        15,326               360,774
 SiRF Technology Holdings /1/                        9,532               124,583
                                                                       1,427,819
ELECTRONICS-MILITARY (1.27%)
 Engineered Support Systems                         15,815               925,336
ENGINES-INTERNAL COMBUSTION (0.74%)
 Briggs & Stratton                                   6,086               537,698
ENTERTAINMENT SOFTWARE (0.49%)
 Activision /1/                                     22,735               361,486
ENVIRONMENTAL CONSULTING & ENGINEERING (0.57%)
 Tetra Tech /1/                                     25,481               415,850
FINANCE-CONSUMER LOANS (0.78%)
 World Acceptance /1/                               30,965               567,588
FOOD-WHOLESALE & DISTRIBUTION (0.81%)
 Nash Finch                                         23,588               590,408
FOOTWEAR & RELATED APPAREL (1.15%)
 Wolverine World Wide                               32,103               842,704
GAS-DISTRIBUTION (0.95%)
 Energen                                            14,470               694,415
HUMAN RESOURCES (2.30%)
 Heidrick & Struggles /1/                           26,251               779,130
 Labor Ready /1/                                    58,140               901,170
                                                                       1,680,300
INDUSTRIAL AUTOMATION & ROBOTS (0.68%)
 Cognex                                             12,924               497,315
INSTRUMENTS-SCIENTIFIC (1.04%)
 Dionex /1/                                         13,784               760,463
INTERNET APPLICATION SOFTWARE (1.37%)
 Motive /1/                                         96,618               997,098
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.75%)
                                                                      $
 RSA Security /1/                                   26,947               551,605
INVESTMENT COMPANIES (1.27%)
 Apollo Investment /1/                              67,145               924,587
MACHINERY-CONSTRUCTION & MINING (1.50%)
 Terex /1/                                          32,002             1,092,228
MACHINERY-GENERAL INDUSTRY (0.97%)
 Gardner Denver /1/                                 25,341               707,014
MEDICAL INFORMATION SYSTEM (1.09%)
 Cerner /1/                                         11,780               525,152
 Dendrite International /1/                         14,403               267,608
                                                                         792,760
MEDICAL INSTRUMENTS (1.18%)
 dj Orthopedics /1/                                 37,390               859,970
MEDICAL PRODUCTS (0.64%)
 Cooper                                              7,436               469,732
MEDICAL-BIOMEDICAL/GENE (2.32%)
 Cell Genesys /1/                                   68,893               715,798
 Lexicon Genetics /1/                               49,462               387,782
 Regeneron Pharmaceutical /1/                       56,155               591,312
                                                                       1,694,892
MEDICAL-HMO (2.05%)
 AMERIGROUP /1/                                     10,090               496,428
 Sierra Health Services /1/                         22,458             1,003,873
                                                                       1,500,301
MEDICAL-HOSPITALS (0.52%)
 United Surgical Partners International /1/          9,540               376,544
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.00%)
 Select Medical                                     54,542               731,954
METAL PROCESSORS & FABRICATION (1.00%)
 Commercial Metals                                  22,452               728,567
MISCELLANEOUS INVESTING (8.04%)
 Associated Estates Realty                          55,875               449,794
 CBL & Associates Properties                        10,225               562,375
 Entertainment Properties Trust                     26,869               960,298
 IMPAC Mortgage Holdings                            35,787               805,923
 Mission West Properties                            28,381               343,694
 Newcastle Investment                               31,655               948,067
 PS Business Parks                                  25,434             1,023,464
 Redwood Trust                                      13,932               775,734
                                                                       5,869,349
OIL COMPANY-EXPLORATION & PRODUCTION (4.76%)
 Houston Exploration /1/                            11,517               597,041
 KCS Energy /1/                                     70,177               934,758
 Meridian Resource /1/                             142,174               986,688
 Unit /1/                                           30,309               953,218
                                                                       3,471,705
PRIVATE CORRECTIONS (0.59%)
 GEO Group /1/                                      21,090               430,236
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (2.77%)
                                                                      $
 Arch Capital Group /1/                             12,044               480,315
 Infinity Property & Casualty                       28,406               937,398
 Navigators Group /1/                                9,605               277,488
 Stewart Information Services                        9,690               327,231
                                                                       2,022,432
RACETRACKS (0.75%)
 Penn National Gaming /1/                           16,451               546,173
REINSURANCE (0.57%)
 Max Re Capital                                     21,315               415,216
RESPIRATORY PRODUCTS (0.35%)
 Respironics /1/                                     4,366               256,502
RETAIL-APPAREL & SHOE (3.10%)
 Genesco /1/                                        27,340               646,044
 Jos. A. Bank Clothiers /1/                         16,507               518,155
 Stein Mart /1/                                     67,673             1,100,363
                                                                       2,264,562
RETAIL-AUTO PARTS (0.90%)
 CSK Auto /1/                                       38,242               655,468
RETAIL-AUTOMOBILE (0.46%)
 Asbury Automotive Group /1/                        22,486               337,290
RETAIL-COMPUTER EQUIPMENT (0.45%)
 Insight Enterprises /1/                            18,385               326,518
RETAIL-MAIL ORDER (1.00%)
 Brookstone /1/                                     36,269               727,193
RETAIL-MUSIC STORE (0.77%)
 Guitar Center /1/                                  12,654               562,723
RETAIL-RESTAURANTS (0.65%)
 Ruby Tuesday                                       17,258               473,732
RETAIL-SPORTING GOODS (1.46%)
 Big 5 Sporting Goods /1/                           22,083               578,354
 Cabela's /1/                                        3,901               105,132
 Sports Authority /1/                               10,749               385,889
                                                                       1,069,375
SAVINGS & LOANS-THRIFTS (2.25%)
 Dime Community Bancshares                          31,151               544,520
 Hudson River Bancorp.                              25,843               441,140
 Independence Community Bank                        17,968               654,035
                                                                       1,639,695
SEISMIC DATA COLLECTION (1.09%)
 Veritas DGC /1/                                    34,517               799,069
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.44%)
 Micrel /1/                                         26,264               319,108
SEMICONDUCTOR EQUIPMENT (1.80%)
 MKS Instruments /1/                                12,984               296,295
 Mykrolis /1/                                       36,734               639,906
 Varian Semiconductor Equipment  Associates
  /1/                                                9,783               377,233
                                                                       1,313,434
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PIPE & TUBE (1.18%)
                                                                      $
 Maverick Tube /1/                                  32,946               865,162
STEEL PRODUCERS (1.67%)
 Schnitzer Steel Industries                         35,971             1,221,575
TELECOMMUNICATION EQUIPMENT (1.33%)
 Comtech Telecommunications /1/                     43,012               970,351
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.55%)
 C-COR.net /1/                                     109,713             1,128,947
TELECOMMUNICATION SERVICES (0.62%)
 Aspect Communications /1/                          31,788               451,390
THERAPEUTICS (1.23%)
 Eyetech Pharmaceuticals /1/                         5,890               252,799
 Tanox /1/                                          33,860               645,710
                                                                         898,509
TOBACCO (0.57%)
 Universal                                           8,188               417,097
TRANSACTIONAL SOFTWARE (1.25%)
 Transaction Systems Architects /1/                 42,247               909,578
TRANSPORT-SERVICES (0.58%)
 Offshore Logistics /1/                             15,075               423,909
TRANSPORT-TRUCK (0.56%)
 Heartland Express                                  14,837               405,940
WEB PORTALS (0.95%)
 United Online /1/                                  39,289               691,879
                                      TOTAL COMMON STOCKS             72,712,881

                                       157

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)




                                                Principal
                                                  Amount                Value
---------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.32%)
MONEY CENTER BANKS (0.32%)
 Investment in Joint Trading Account;
  Citicorp
  1.42%; 07/01/04                                $228,781            $228,781
                                  TOTAL COMMERCIAL PAPER             228,781


                    TOTAL PORTFOLIO INVESTMENTS (99.94%)             72,941,662
CASH AND RECEIVABLES, NET OF LIABILITIES (0.06%)                     46,279
                              TOTAL NET ASSETS (100.00%)             $72,987,941
                                                                     -------------


/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $316,715 or 0.43% of net assets.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                            SMALLCAP GROWTH ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (98.21%)
AIRLINES (0.45%)
                                                                   $
 Pinnacle Airlines /1/                           23,100                261,030
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.30%)
 American Axle & Manufacturing Holdings          20,800                756,288
BEVERAGES-NON-ALCOHOLIC (1.34%)
 Cott /1/                                        24,200                784,080
BEVERAGES-WINE & SPIRITS (1.13%)
 Constellation Brands /1/                        17,800                660,914
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.51%)
 Dycom Industries /1/                            31,400                879,200
BUILDING-RESIDENTIAL & COMMERCIAL (1.71%)
 Hovnanian Enterprises /1/                       14,800                513,708
 NVR /1/                                          1,000                484,200
                                                                       997,908
CIRCUIT BOARDS (2.54%)
 Benchmark Electronics /1/                       32,450                944,295
 TTM Technologies /1/                            45,700                541,545
                                                                     1,485,840
COMMERCIAL BANKS (2.32%)
 UCBH Holdings                                   34,320              1,356,326
COMPUTER SERVICES (5.26%)
 CACI International /1/                          24,970              1,009,787
 Cognizant Technology Solutions /1/              62,240              1,581,518
 FactSet Research Systems                        10,160                480,263
                                                                     3,071,568
COMPUTERS-INTEGRATED SYSTEMS (0.77%)
 RadiSys /1/                                     24,100                447,537
COMPUTERS-MEMORY DEVICES (1.04%)
 Advanced Digital Information /1/                15,100                146,470
 Dot Hill Systems /1/                            41,200                461,852
                                                                       608,322
DATA PROCESSING & MANAGEMENT (1.65%)
 Fair, Isaac                                     28,800                961,344
DENTAL SUPPLIES & EQUIPMENT (1.78%)
 Patterson Dental /1/                            13,600              1,040,264
DIVERSIFIED MANUFACTURING OPERATIONS (1.05%)
 ESCO Technologies /1/                           11,500                613,640
DRUG DELIVERY SYSTEMS (0.54%)
 Penwest Pharmaceuticals /1/                     24,600                315,126
E-MARKETING-INFORMATION (1.64%)
 Digital River /1/                               29,400                959,322
EDUCATIONAL SOFTWARE (0.15%)
 Blackboard /1/                                   4,300                 86,215
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.93%)
 Cree /1/                                        12,900                300,312
 Microsemi /1/                                   54,800                778,708
 SiRF Technology Holdings /1/                     3,600                 47,052
                                                                     1,126,072
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC DESIGN AUTOMATION (1.34%)
                                                                   $
 Magma Design Automation /1/                     32,400                623,052
 Verisity /1/                                    26,100                156,600
                                                                       779,652
ELECTRONICS-MILITARY (1.68%)
 Engineered Support Systems                      16,812                983,670
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.87%)
 EMCOR Group /1/                                 11,500                505,770
ENTERTAINMENT SOFTWARE (0.76%)
 THQ /1/                                         19,470                445,863
ENVIRONMENTAL CONSULTING & ENGINEERING (0.71%)
 Tetra Tech /1/                                  25,300                412,896
FIDUCIARY BANKS (2.01%)
 Investors Financial Services                    26,900              1,172,302
FOOD-WHOLESALE & DISTRIBUTION (0.71%)
 Performance Food Group /1/                      15,600                414,024
HOSPITAL BEDS & EQUIPMENT (0.27%)
 Kinetic Concepts /1/                             3,200                159,680
HOTELS & MOTELS (0.41%)
 Highland Hospitality                            24,100                242,205
HUMAN RESOURCES (0.93%)
 Korn/Ferry International /1/                    13,600                263,432
 Labor Ready /1/                                 17,900                277,450
                                                                       540,882
INDUSTRIAL AUTOMATION & ROBOTS (1.83%)
 Cognex                                          27,800              1,069,744
INSTRUMENTS-SCIENTIFIC (1.12%)
 Fisher Scientific International /1/             11,300                652,575
INSURANCE BROKERS (0.50%)
 Hilb, Rogal & Hamilton                           8,190                292,219
INTERNET INFRASTRUCTURE EQUIPMENT (0.77%)
 Avocent /1/                                     12,200                448,228
INTERNET SECURITY (1.83%)
 RSA Security /1/                                33,500                685,745
 Secure Computing /1/                            32,800                382,120
                                                                     1,067,865
MACHINERY-CONSTRUCTION & MINING (0.65%)
 JLG Industries                                  27,200                377,808
MEDICAL INSTRUMENTS (2.41%)
 Advanced Neuromodulation Systems /1/            15,600                511,680
 ArthroCare /1/                                  30,800                895,664
                                                                     1,407,344
MEDICAL LABORATORY & TESTING SERVICE (0.80%)
 Inveresk Research Group /1/                     15,100                465,684
MEDICAL PRODUCTS (2.05%)
 INAMED /1/                                      19,050              1,197,293
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (2.09%)
                                                                   $
 Affymetrix /1/                                   8,500                278,205
 Corgentech /1/                                  11,200                180,544
 Incyte Genomics /1/                             39,600                302,544
 Telik /1/                                       19,300                460,691
                                                                     1,221,984
MEDICAL-DRUGS (1.18%)
 First Horizon Pharmaceutical /1/                36,400                687,960
MEDICAL-GENERIC DRUGS (0.84%)
 Taro Pharmaceuticals Industries /1/             11,300                491,550
MEDICAL-HOSPITALS (3.57%)
 United Surgical Partners International
  /1/                                            19,000                749,930
 VCA Antech /1/                                  29,800              1,335,636
                                                                     2,085,566
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.16%)
 Odyssey HealthCare /1/                          35,000                658,700
 Select Medical                                   1,600                 21,472
                                                                       680,172
MISCELLANEOUS INVESTING (3.26%)
 American Financial Realty Trust                 25,300                361,537
 Government Properties Trust                      8,700                 90,915
 Mills                                           14,600                681,820
 Ventas                                          32,900                768,215
                                                                     1,902,487
NETWORKING PRODUCTS (0.84%)
 Atheros Communications /1/                       2,800                 29,512
 Foundry Networks /1/                            32,700                460,089
                                                                       489,601
OIL & GAS DRILLING (0.83%)
 Patterson-UTI Energy                            14,500                484,445
OIL COMPANY-EXPLORATION & PRODUCTION (4.16%)
 Patina Oil & Gas                                35,700              1,066,359
 Quicksilver Resources /1/                       20,300              1,361,521
                                                                     2,427,880
OIL-FIELD SERVICES (1.46%)
 Tetra Technologies /1/                          31,750                852,488
PHYSICIAN PRACTICE MANAGEMENT (2.64%)
 Pediatrix Medical Group /1/                     22,030              1,538,796
PROPERTY & CASUALTY INSURANCE (0.60%)
 RLI                                              9,600                350,400
PUBLICLY TRADED INVESTMENT FUND (1.11%)
 iShares Russell 2000 Index Fund                  5,500                648,010
RADIO (1.31%)
 Cumulus Media /1/                               33,400                561,454
 Salem Communications /1/                         7,500                203,475
                                                                       764,929
RESPIRATORY PRODUCTS (0.48%)
 ResMed /1/                                       5,522                281,401
RETAIL-APPAREL & SHOE (4.04%)
 Aeropostale /1/                                 37,050                997,016
                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                   $
 Chico's FAS /1/                                 30,100              1,359,316
                                                                     2,356,332
RETAIL-COMPUTER EQUIPMENT (0.87%)
 Electronics Boutique Holdings /1/               19,368                510,153
RETAIL-MUSIC STORE (1.12%)
 Guitar Center /1/                               14,700                653,709
RETAIL-PET FOOD & SUPPLIES (1.46%)
 PETCO Animal Supplies /1/                       26,400                850,344
RETAIL-RESTAURANTS (3.32%)
 CKE Restaurants /1/                             46,000                613,180
 Panera Bread /1/                                14,750                529,230
 Ruby Tuesday                                    29,100                798,795
                                                                     1,941,205
RETAIL-SPORTING GOODS (0.13%)
 Cabela's /1/                                     2,900                 78,155
SAVINGS & LOANS-THRIFTS (1.19%)
 BankUnited Financial /1/                        18,100                466,980
 Harbor Florida Bancshares                        8,200                225,582
                                                                       692,562
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.11%)
 Exar /1/                                        28,270                414,438
 Power Integrations /1/                          22,100                550,290
 Standard Microsystems /1/                       11,500                268,180
                                                                     1,232,908
SEMICONDUCTOR EQUIPMENT (1.01%)
 August Technology /1/                           21,000                263,340
 Rudolph Technologies /1/                        17,800                323,782
                                                                       587,122
SEMICONDUCTORS (0.76%)
 Artisan Components /1/                          17,200                443,760
STEEL PRODUCERS (1.51%)
 Steel Dynamics /1/                              30,800                881,804
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.35%)
 C-COR.net /1/                                   19,700                202,713
THERAPEUTICS (3.15%)
 Amylin Pharmaceuticals /1/                      11,400                259,920
 Isis Pharmaceuticals /1/                        31,600                181,384
 Medicines /1/                                   15,400                469,854
 Neurocrine Biosciences /1/                      11,597                601,304
 NPS Pharmaceuticals /1/                         15,500                325,500
                                                                     1,837,962
TRANSPORT-SERVICES (0.88%)
 UTI Worldwide                                    9,800                516,362
TRANSPORT-TRUCK (1.02%)
 Landstar System /1/                             11,300                597,431
                                   TOTAL COMMON STOCKS              57,336,891

                                                 Shares
                                                  Held                Value
-------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
MISCELLANEOUS INVESTING(0.00%)
                                                                   $
 Cidera /2/ /3/                                  32,947                      -
                                TOTAL PREFERRED STOCKS                       -
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (98.21%)              57,336,891
CASH AND RECEIVABLES, NET OF LIABILITIES (1.79%)                     1,044,077
                            TOTAL NET ASSETS (100.00%)             $58,380,968
                                                                   -------------

/1/ Non-income producing security.
/2/ Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities had no value.
/3/ Market value is determined in accordance with procedures established in good faith by the Board of Directors.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                           JUNE 30, 2004 (UNAUDITED)

                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (94.78%)
ADVERTISING SERVICES (0.16%)
                                                                         $
 R.H. Donnelley /1/                                     3,400                148,716
AEROSPACE & DEFENSE (0.20%)
 Esterline Technologies /1/                             6,200                183,086
AEROSPACE & DEFENSE EQUIPMENT (1.28%)
 AAR /1/                                                5,200                 59,020
 Curtiss-Wright                                         5,300                297,807
 Ducommun /1/                                           1,000                 21,380
 HEICO                                                  3,300                 60,225
 Kaman                                                 10,800                151,092
 Moog /1/                                               9,300                345,123
 Orbital Sciences /1/                                   6,400                 88,384
 Orbital Sciences - Warrants /1/                          286                  2,611
 Triumph Group /1/                                      4,700                150,071
                                                                           1,175,713
AIR POLLUTION CONTROL EQUIPMENT (0.02%)
 BHA Group Holdings                                       600                 22,710
AIRLINES (0.89%)
 Alaska Air Group /1/                                   3,100                 73,997
 Continental Airlines /1/                              13,700                155,769
 ExpressJet Holdings /1/                               16,600                201,524
 Northwest Airlines /1/                                13,100                145,672
 Skywest                                               13,700                238,517
                                                                             815,479
APPAREL MANUFACTURERS (0.77%)
 Kellwood                                               7,500                326,625
 Quiksilver /1/                                         5,300                126,193
 Tommy Hilfiger /1/                                    16,800                254,352
                                                                             707,170
APPLIANCES (0.05%)
 Applica /1/                                            5,000                 44,500
APPLICATIONS SOFTWARE (0.27%)
 Parametric Technology /1/                             29,000                145,000
 Progress Software /1/                                  4,900                106,183
                                                                             251,183
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.68%)
 Oshkosh Truck                                         11,000                630,410
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.11%)
 American Axle & Manufacturing Holdings                 3,400                123,624
 Keystone Automotive Industries /1/                     2,400                 66,936
 Superior Industries International                      3,400                113,730
 Tenneco Automotive /1/                                21,600                285,768
 Tower Automotive /1/                                   7,500                 27,300
 Visteon                                               34,500                402,615
                                                                           1,019,973
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.14%)
 Aftermarket Technology /1/                             7,700                127,050
BATTERIES & BATTERY SYSTEMS (0.26%)
 Rayovac /1/                                            8,400                236,040
BROADCASTING SERVICES & PROGRAMMING (0.14%)
 4 Kids Entertainment /1/                                 800                 19,136
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (CONTINUED)
                                                                         $
 World Wrestling Entertainment                          8,800                112,200
                                                                             131,336
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.25%)
 NCI Building Systems /1/                               1,300                 42,315
 USG /1/                                               10,700                188,106
                                                                             230,421
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.11%)
 Dycom Industries /1/                                   3,700                103,600
BUILDING PRODUCTS-AIR & HEATING (0.68%)
 Lennox International                                  24,500                443,450
 York International                                     4,500                184,815
                                                                             628,265
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.32%)
 Eagle Materials                                        1,000                 71,020
 Texas Industries                                       5,400                222,318
                                                                             293,338
BUILDING PRODUCTS-LIGHT FIXTURES (0.59%)
 Genlyte Group /1/                                      7,300                459,024
 LSI Industries                                         7,000                 80,500
                                                                             539,524
BUILDING PRODUCTS-WOOD (0.39%)
 Universal Forest Products                             11,100                357,975
BUILDING-HEAVY CONSTRUCTION (0.33%)
 Washington Group International /1/                     8,400                301,476
BUILDING-MAINTENANCE & SERVICE (0.06%)
 Integrated Electrical Services /1/                     7,000                 56,350
BUILDING-RESIDENTIAL & COMMERCIAL (0.81%)
 Beazer Homes                                           1,000                100,310
 Dominion Homes /1/                                     1,700                 39,270
 Levitt /1/                                             4,975                128,156
 Meritage /1/                                           2,900                199,520
 WCI Communities /1/                                   12,300                274,413
                                                                             741,669
CABLE TV (0.58%)
 Charter Communications /1/                            37,300                146,216
 Insight Communications /1/                             8,700                 80,562
 LodgeNet Entertainment /1/                            13,100                216,150
 Mediacom Communications /1/                           11,200                 87,584
                                                                             530,512
CASINO HOTELS (0.53%)
 Ameristar Casinos                                      2,100                 70,518
 Aztar /1/                                             11,400                319,200
 Boyd Gaming                                            3,600                 95,652
                                                                             485,370
CHEMICALS-DIVERSIFIED (1.26%)
 FMC /1/                                                7,900                340,569
 Georgia Gulf                                          11,700                419,562
 Hercules /1/                                          13,500                164,565
 Octel                                                  9,000                236,970
                                                                           1,161,666
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-FIBERS (0.11%)
                                                                         $
 Wellman                                               12,100                 98,373
CHEMICALS-PLASTICS (0.22%)
 PolyOne /1/                                           27,000                200,880
CHEMICALS-SPECIALTY (1.71%)
 Crompton                                              29,800                187,740
 Cytec Industries                                       6,800                309,060
 H.B. Fuller                                            9,400                266,960
 Millennium Chemicals /1/                               2,800                 48,496
 Minerals Technologies                                  3,700                214,600
 NewMarket /1/                                          6,800                145,996
 NL Industries                                         12,500                181,250
 OM Group /1/                                           1,900                 62,719
 Valhi                                                  5,300                 60,261
 W.R. Grace /1/                                        16,500                102,300
                                                                           1,579,382
CIRCUIT BOARDS (0.27%)
 Benchmark Electronics /1/                              7,300                212,430
 TTM Technologies /1/                                   3,000                 35,550
                                                                             247,980
COATINGS & PAINT (0.01%)
 Kronos Worldwide                                         172                  5,891
COLLECTIBLES (0.21%)
 RC2 /1/                                                5,500                195,250
COMMERCIAL BANKS (9.23%)
 ABC Bancorp                                            2,400                 48,816
 AMCORE Financial                                       3,600                108,576
 AmericanWest Bancorp. /1/                              2,000                 38,300
 BancFirst                                              1,200                 71,700
 Bank of the Ozarks                                     2,100                 48,930
 Banner                                                 1,600                 46,496
 Capital Corp of the West                               1,000                 38,840
 Capitol Bancorp.                                       3,500                 91,035
 Chemical Financial                                     5,870                216,544
 City Holding                                           1,400                 44,212
 Colonial BancGroup                                    12,600                228,942
 Columbia Banking Systems                               2,157                 47,885
 Community Bank System                                 10,800                246,132
 Community Trust Bancorp                                2,685                 81,893
 Corus Bankshares                                      12,100                497,431
 Cullen/Frost Bankers                                   6,800                304,300
 Financial Institutions                                   300                  7,410
 First Citizens BancShares                                300                 36,600
 First Oak Brook Bancshares                             1,350                 40,905
 First Republic Bank                                    5,200                224,016
 Gold Banc                                             26,700                413,850
 Great Southern Bancorp                                 2,400                 70,200
 Greater Bay Bancorp                                    9,700                280,330
 Hanmi Financial                                       16,500                486,750
 IBERIABANK                                             8,400                497,112
 Independent Bank                                       9,600                277,920
 Independent Bank                                       9,400                238,760
 International Bancshares                                 337                 13,665
 Irwin Financial                                       11,100                293,040
 Lakeland Financial                                       300                 10,050
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                         $
 MainSource Financial Group                             1,417                 28,765
 MB Financial                                           2,650                 97,547
 Mercantile Bank                                        3,570                130,127
 Mid-State Bancshares                                   6,400                150,464
 Nara Bancorp.                                            600                 10,278
 Old Second Bancorp                                       266                 14,032
 Oriental Financial Group                               6,200                167,834
 Peoples Bancorp.                                       1,365                 36,295
 Provident Bankshares                                   8,900                256,676
 R&G Financial                                         13,050                431,433
 Republic Bancorp.                                      1,155                 23,319
 Republic Bancorp.                                     23,246                323,119
 Royal Bancshares of Pennsylvania                       1,155                 28,644
 SCBT Financial                                         1,000                 30,150
 Second Bancorp.                                        3,800                118,902
 Silicon Valley Bancshares /1/                          3,400                134,810
 Simmons First National                                 2,900                 75,487
 Southside Bancshares                                   2,670                 56,070
 Southwest Bancorp.                                     1,600                 29,200
 State Financial Services                               3,700                109,742
 Summit Bancshares                                      2,800                 81,480
 Sun Bancorp. /1/                                       1,575                 33,485
 Taylor Capital Group                                   3,600                 78,300
 Trico Bancshares                                       2,400                 45,360
 Umpqua Holdings                                        3,900                 81,861
 United Bankshares                                      7,800                253,500
 W Holding                                             11,775                202,177
 West Coast Bancorp                                    16,100                345,184
 Western Sierra Bancorp. /1/                            1,200                 37,164
 Wintrust Financial                                       900                 45,459
                                                                           8,507,504
COMMERCIAL SERVICE-FINANCE (0.14%)
 Century Business Services /1/                         14,500                 63,220
 NCO Group /1/                                          2,400                 64,056
                                                                             127,276
COMMERCIAL SERVICES (0.22%)
 Arbitron /1/                                           1,700                 62,084
 Memberworks /1/                                          900                 26,658
 TeleTech Holdings /1/                                 12,500                109,625
                                                                             198,367
COMPUTER AIDED DESIGN (0.06%)
 Aspen Technology /1/                                   7,200                 52,272
COMPUTER SERVICES (0.71%)
 BISYS Group /1/                                       10,000                140,600
 CACI International /1/                                 2,400                 97,056
 CIBER /1/                                             10,900                 89,598
 CompuCom Systems /1/                                  26,900                122,126
 Perot Systems /1/                                      7,100                 94,217
 Sykes Enterprises /1/                                  6,200                 46,872
 Tyler Technologies /1/                                 6,900                 65,274
                                                                             655,743
COMPUTERS (0.23%)
 Gateway /1/                                           22,100                 99,450
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (CONTINUED)
                                                                         $
 palmOne /1/                                            3,190                110,916
                                                                             210,366
COMPUTERS-INTEGRATED SYSTEMS (0.47%)
 Agilysys                                              11,500                158,585
 Intergraph /1/                                         1,700                 43,962
 MTS Systems                                            3,200                 75,040
 RadiSys /1/                                            3,500                 64,995
 Silicon Graphics /1/                                  43,000                 94,600
                                                                             437,182
COMPUTERS-MEMORY DEVICES (0.42%)
 Hutchison Technology /1/                               7,000                172,130
 Komag /1/                                              2,300                 32,131
 Maxtor /1/                                             8,900                 59,007
 Quantum /1/                                           20,300                 62,930
 Silicon Storage Technology /1/                         5,700                 58,710
                                                                             384,908
COMPUTERS-PERIPHERAL EQUIPMENT (0.27%)
 Electronics for Imaging /1/                            8,900                251,514
CONSULTING SERVICES (0.45%)
 Charles River Associates /1/                           1,200                 37,140
 Clark /1/                                              2,600                 48,230
 Gartner /1/                                           14,400                190,368
 Maximus /1/                                            1,200                 42,552
 PDI /1/                                                3,300                100,089
                                                                             418,379
CONSUMER PRODUCTS-MISCELLANEOUS (0.17%)
 American Greetings /1/                                 3,500                 81,130
 CSS Industries                                         1,050                 36,792
 Tupperware                                             2,200                 42,746
                                                                             160,668
CONTAINERS-METAL & GLASS (1.18%)
 Crown Holdings /1/                                    52,200                520,434
 Greif Brothers                                         3,400                143,650
 Silgan Holdings                                       10,500                423,255
                                                                           1,087,339
COSMETICS & TOILETRIES (0.12%)
 Elizabeth Arden /1/                                    3,500                 73,640
 Revlon /1/                                            13,500                 39,825
                                                                             113,465
DATA PROCESSING & MANAGEMENT (0.02%)
 infoUSA /1/                                            1,700                 17,238
DECISION SUPPORT SOFTWARE (0.06%)
 NetIQ /1/                                              4,200                 55,440
DIAGNOSTIC KITS (0.22%)
 Orthovita /1/                                         39,300                202,002
DIRECT MARKETING (0.10%)
 Catalina Marketing /1/                                 4,900                 89,621
DISTRIBUTION-WHOLESALE (0.71%)
 Aviall /1/                                            12,900                245,229
 Building Material Holding                              3,200                 60,576
 United Stationers /1/                                  6,400                254,208
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                         $
 Watsco                                                 2,400                 67,368
 WESCO International /1/                                1,400                 25,760
                                                                             653,141
DIVERSIFIED MANUFACTURING OPERATIONS (1.38%)
 A.O. Smith                                             3,900                123,981
 Actuant /1/                                            2,700                105,273
 Acuity Brands                                          8,800                237,600
 Ameron International                                   2,400                 81,912
 Barnes Group                                          10,500                304,290
 ESCO Technologies /1/                                  1,700                 90,712
 Griffon /1/                                            6,210                138,359
 Jacuzzi Brands /1/                                    23,500                189,645
                                                                           1,271,772
DIVERSIFIED MINERALS (0.11%)
 AMCOL International                                    5,500                104,225
DIVERSIFIED OPERATIONS (0.13%)
 Walter Industries                                      9,100                123,942
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.06%)
 Volt Information Sciences /1/                          1,700                 53,567
E-COMMERCE-SERVICES (0.11%)
 Homestore.com /1/                                     25,100                100,149
E-MARKETING-INFORMATION (0.12%)
 aQuantive /1/                                          9,300                 91,884
 E.piphany /1/                                          3,800                 18,354
                                                                             110,238
ELECTRIC-INTEGRATED (3.07%)
 Allegheny Energy /1/                                   5,400                 83,214
 Avista                                                14,200                261,564
 Black Hills                                            3,100                 97,650
 CH Energy Group                                        3,600                167,184
 Cleco                                                  7,200                129,456
 CMS Energy /1/                                        43,400                396,242
 El Paso Electric /1/                                  16,800                259,392
 PNM Resources                                         16,650                345,820
 Sierra Pacific Resources /1/                          56,000                431,760
 UIL Holdings                                           3,000                146,070
 UniSource Energy                                      20,700                514,395
                                                                           2,832,747
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.66%)
 Bel Fuse                                               3,500                145,950
 CTS                                                   11,400                137,484
 DSP Group /1/                                          4,300                117,132
 Stoneridge /1/                                         7,500                127,500
 Sypris Solutions                                       4,300                 82,517
                                                                             610,583
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.45%)
 Actel /1/                                              1,700                 31,450
 ESS Technology /1/                                     7,800                 83,538
 Integrated Silicon Solution /1/                        5,600                 68,376
 Lattice Semiconductor /1/                             11,500                 80,615
 ON Semiconductor /1/                                  12,000                 60,240
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                         $
 Skyworks Solutions /1/                                10,000                 87,300
                                                                             411,519
ELECTRONIC DESIGN AUTOMATION (0.02%)
 Magma Design Automation /1/                            1,100                 21,153
ELECTRONIC MEASUREMENT INSTRUMENTS (0.23%)
 Analogic                                               4,000                169,720
 Trimble Navigation /1/                                 1,550                 43,074
                                                                             212,794
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.20%)
 EMCOR Group /1/                                        1,400                 61,572
 URS /1/                                                4,300                117,820
                                                                             179,392
ENTERPRISE SOFTWARE & SERVICE (0.18%)
 Hyperion Solutions /1/                                   300                 13,116
 ManTech International /1/                              7,500                140,775
 Manugistics Group /1/                                  4,500                 14,715
                                                                             168,606
ENVIRONMENTAL CONSULTING & ENGINEERING (0.13%)
 Tetra Tech /1/                                         7,500                122,400
ENVIRONMENTAL MONITORING & DETECTION (0.19%)
 Mine Safety Appliances                                 5,100                171,870
FINANCE-CONSUMER LOANS (0.26%)
 World Acceptance /1/                                  13,100                240,123
FINANCE-CREDIT CARD (0.28%)
 Advanta                                                4,652                106,624
 CompuCredit /1/                                        6,200                107,260
 Metris /1/                                             5,300                 46,057
                                                                             259,941
FINANCE-INVESTMENT BANKER & BROKER (0.32%)
 Knight Trading Group /1/                              24,700                247,494
 LaBranche                                              5,100                 42,942
                                                                             290,436
FINANCE-MORTGAGE LOAN/BANKER (0.93%)
 Accredited Home Lenders Holding /1/                    4,600                129,490
 American Home Mortgage Investment                     21,959                569,397
 New Century Financial                                  3,300                154,506
                                                                             853,393
FOOD-BAKING (0.10%)
 Flowers Foods                                          3,450                 90,218
FOOD-CONFECTIONERY (0.02%)
 J.M. Smucker                                             369                 16,953
FOOD-MISCELLANEOUS/DIVERSIFIED (0.75%)
 Chiquita Brands International /1/                     23,800                497,896
 Corn Products International                              400                 18,620
 J & J Snack Foods /1/                                  1,200                 48,996
 Ralcorp Holdings /1/                                   3,000                105,600
 Sensient Technologies                                    800                 17,184
                                                                             688,296
FOOD-RETAIL (0.35%)
 Great Atlantic & Pacific Tea /1/                       4,900                 37,534
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (CONTINUED)
                                                                         $
 Pathmark Stores /1/                                    6,300                 48,006
 Winn-Dixie Stores                                     32,900                236,880
                                                                             322,420
FOOD-WHOLESALE & DISTRIBUTION (0.05%)
 Nash Finch                                             1,800                 45,054
FOOTWEAR & RELATED APPAREL (0.11%)
 Vans /1/                                               4,900                100,695
FUNERAL SERVICE & RELATED ITEMS (0.58%)
 Alderwoods Group /1/                                   5,900                 71,980
 Stewart Enterprises /1/                               56,900                463,166
                                                                             535,146
GARDEN PRODUCTS (0.43%)
 Toro                                                   5,700                399,399
GAS-DISTRIBUTION (3.43%)
 Atmos Energy                                           4,100                104,919
 Energen                                                7,700                369,523
 New Jersey Resources                                  12,800                532,224
 Northwest Natural                                      6,000                183,000
 NUI                                                    4,100                 59,860
 South Jersey Industries                                6,900                303,600
 Southern Union /1/                                    20,965                441,942
 Southwest Gas                                         13,800                332,994
 Southwestern Energy /1/                               29,000                831,430
                                                                           3,159,492
GOLF (0.22%)
 Callaway Golf                                         18,000                204,120
HOME FURNISHINGS (0.16%)
 Furniture Brands International                         2,100                 52,605
 Kimball International                                  6,500                 95,875
                                                                             148,480
HOSPITAL BEDS & EQUIPMENT (0.03%)
 Invacare                                                 700                 31,304
HOTELS & MOTELS (0.18%)
 LaSalle Hotel Properties                               6,700                163,480
HUMAN RESOURCES (0.19%)
 Spherion /1/                                          16,900                171,366
IDENTIFICATION SYSTEM-DEVELOPMENT (0.12%)
 Checkpoint Systems /1/                                 5,200                 93,236
 Paxar /1/                                              1,100                 21,472
                                                                             114,708
INDUSTRIAL AUTOMATION & ROBOTS (0.24%)
 UNOVA /1/                                             10,700                216,675
INSTRUMENTS-CONTROLS (0.14%)
 Watts Industries                                       4,800                129,360
INTERNET CONTENT-INFORMATION & NEWS (0.07%)
 Harris Interactive /1/                                 2,000                 13,440
 ProQuest /1/                                           1,700                 46,325
                                                                              59,765
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET FINANCIAL SERVICES (0.26%)
                                                                         $
 eSpeed /1/                                               800                 14,120
 IndyMac Bancorp                                        2,700                 85,320
 Net.B@nk                                              12,700                138,811
                                                                             238,251
INTERNET INCUBATORS (0.05%)
 Safeguard Scientifics /1/                             19,900                 45,770
INTERNET INFRASTRUCTURE SOFTWARE (0.01%)
 AsiaInfo Holdings /1/                                  2,200                 11,616
INTERNET SECURITY (0.12%)
 Internet Security Systems /1/                            900                 13,806
 Secure Computing /1/                                   8,300                 96,695
                                                                             110,501
INVESTMENT COMPANIES (0.30%)
 American Capital Strategies                            2,600                 72,852
 Technology Investment Capital                         14,972                202,287
                                                                             275,139
LEISURE & RECREATION PRODUCTS (0.11%)
 K2 /1/                                                 6,600                103,620
LIFE & HEALTH INSURANCE (1.38%)
 AmerUs Group                                           9,100                376,740
 Delphi Financial Group                                12,600                560,700
 FBL Financial Group                                    1,900                 53,694
 Nationwide Financial Services                            400                 15,044
 Phoenix                                                4,100                 50,225
 UICI /1/                                               6,600                157,146
 Universal American Financial /1/                       5,300                 58,194
                                                                           1,271,743
LINEN SUPPLY & RELATED ITEMS (0.48%)
 Angelica                                              12,900                323,919
 UniFirst                                               4,200                122,178
                                                                             446,097
MACHINERY TOOLS & RELATED PRODUCTS (0.12%)
 Milacron /1/                                           5,535                 22,140
 Regal Beloit                                           4,100                 91,266
                                                                             113,406
MACHINERY-CONSTRUCTION & MINING (0.89%)
 JLG Industries                                        22,800                316,692
 Joy Global                                            12,500                374,250
 Terex /1/                                              3,900                133,107
                                                                             824,049
MACHINERY-GENERAL INDUSTRY (1.22%)
 Albany International                                   7,100                238,276
 Applied Industrial Technologies                       20,300                611,436
 Gardner Denver /1/                                       700                 19,530
 Kadant /1/                                               700                 16,191
 McDermott International /1/                           10,000                101,600
 Sauer-Danfoss                                          5,800                 99,006
 Tecumseh Products                                      1,000                 41,190
                                                                           1,127,229
MACHINERY-MATERIAL HANDLING (0.46%)
 Cascade                                                9,300                290,625
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-MATERIAL HANDLING (CONTINUED)
                                                                         $
 Nacco Industries                                       1,400                133,000
                                                                             423,625
MACHINERY-PUMPS (0.12%)
 Flowserve /1/                                          3,700                 92,278
 Thomas Industries                                        500                 16,600
                                                                             108,878
MEDICAL IMAGING SYSTEMS (0.10%)
 CTI Molecular Imaging /1/                              3,500                 49,630
 Palatin Technologies /1/                               9,500                 39,995
                                                                              89,625
MEDICAL INFORMATION SYSTEM (0.24%)
 Computer Programs & Systems                            4,400                 89,672
 Per-Se Technologies /1/                                9,100                132,314
                                                                             221,986
MEDICAL INSTRUMENTS (0.47%)
 Conmed /1/                                            10,000                274,000
 Kyphon /1/                                             5,400                152,172
 SurModics /1/                                            400                  9,856
                                                                             436,028
MEDICAL LABORATORY & TESTING SERVICE (0.21%)
 Inveresk Research Group /1/                            6,400                197,376
MEDICAL PRODUCTS (0.12%)
 PSS World Medical /1/                                  9,800                109,760
MEDICAL STERILIZATION PRODUCT (0.10%)
 Steris /1/                                             3,900                 87,984
MEDICAL-BIOMEDICAL/GENE (1.04%)
 Alexion Pharmaceuticals /1/                              800                 14,880
 Bio-Rad Laboratories /1/                               2,700                158,922
 Celera Genomics Group /1/                              3,600                 41,436
 Cell Genesys /1/                                       2,400                 24,936
 Cytogen /1/                                           13,600                216,240
 Cytokinetics /1/                                       7,400                109,890
 Genelabs Technologies /1/                             58,000                133,980
 Human Genome Sciences /1/                              9,100                105,833
 Telik /1/                                              6,296                150,286
                                                                             956,403
MEDICAL-DRUGS (0.15%)
 Adolor /1/                                             6,839                 86,719
 Rigel Pharmaceuticals /1/                              3,900                 55,419
                                                                             142,138
MEDICAL-GENERIC DRUGS (0.06%)
 Alpharma                                               2,900                 59,392
MEDICAL-HMO (0.04%)
 Sierra Health Services /1/                               900                 40,230
MEDICAL-HOSPITALS (0.06%)
 Province Healthcare /1/                                3,300                 56,595
MEDICAL-NURSING HOMES (1.09%)
 Beverly Enterprises /1/                                7,300                 62,780
 Kindred Healthcare /1/                                13,400                353,090
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-NURSING HOMES (CONTINUED)
                                                                         $
 Mariner Health Care /1/                               22,000                591,800
                                                                           1,007,670
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.14%)
 Gentiva Health Services /1/                            8,000                130,080
METAL PROCESSORS & FABRICATION (0.77%)
 CIRCOR International                                   4,100                 83,599
 Commercial Metals                                      5,300                171,985
 NN                                                     9,200                116,932
 Quanex                                                 6,900                336,030
                                                                             708,546
METAL PRODUCTS-FASTENERS (0.01%)
 Penn Engineering & Manufacturing                         400                  8,576
MISCELLANEOUS INVESTING (10.15%)
 Alexandria Real Estate Equities                        3,200                181,696
 American Financial Realty Trust                       18,900                270,081
 Anthracite Capital                                    34,700                415,706
 Bedford Property Investors                            11,700                342,108
 Capital Automotive                                    12,700                372,491
 CarrAmerica Realty                                    37,700              1,139,671
 Equity Inns                                           26,400                245,256
 Gables Residential Trust                               3,300                112,134
 Glenborough Realty Trust                              17,300                317,455
 Government Properties Trust                           10,700                111,815
 Highwoods Properties                                  11,700                274,950
 IMPAC Mortgage Holdings                               16,400                369,328
 Innkeepers USA Trust                                  20,300                209,293
 La Quinta /1/                                          4,500                 37,800
 Lexington Corporate Properties Trust                  29,300                583,363
 LTC Properties                                        12,500                207,500
 Meristar Hospitality /1/                              31,700                216,828
 MFA Mortgage Investments                              10,437                 92,889
 Mid-America Apartment Communities                     19,700                746,433
 National Health Investors                             17,700                481,263
 Parkway Properties                                     4,400                195,580
 Pennsylvania Real Estate Invest Trust                 12,300                421,275
 Saul Centers                                           8,600                276,146
 Senior Housing Properties Trust                       18,400                308,936
 Sun Communities                                        7,700                289,905
 Tanger Factory Outlet Centers                          3,700                144,670
 Taubman Centers                                        5,600                128,184
 Urstadt Biddle Properties                              2,500                 37,025
 Ventas                                                32,200                751,870
 Winston Hotels                                         6,800                 70,380
                                                                           9,352,031
MULTI-LEVEL DIRECT SELLING (0.15%)
 Nu Skin Enterprises                                    5,600                141,792
MULTI-LINE INSURANCE (0.53%)
 Allmerica Financial /1/                               12,600                425,880
 United Fire & Casualty                                 1,000                 57,750
                                                                             483,630
MUSIC (0.16%)
 Steinway Musical Instruments /1/                       4,200                147,378
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (0.53%)
                                                                         $
 Anixter International                                  5,300                180,359
 Black Box                                              3,500                165,410
 Hypercom /1/                                           3,300                 27,885
 SafeNet /1/                                            4,076                112,824
                                                                             486,478
NON-HOTEL GAMBLING (0.19%)
 Argosy Gaming /1/                                      3,300                124,080
 Isle of Capri Casinos /1/                              3,000                 52,350
                                                                             176,430
OFFICE AUTOMATION & EQUIPMENT (0.26%)
 Global Imaging Systems /1/                               600                 21,996
 Imagistics International /1/                           6,200                219,480
                                                                             241,476
OFFICE SUPPLIES & FORMS (0.22%)
 John H. Harland                                        7,000                205,450
OIL COMPANY-EXPLORATION & PRODUCTION (2.03%)
 Cimarex Energy /1/                                     6,500                196,495
 Comstock Resources /1/                                 7,600                147,896
 Denbury Resources /1/                                 17,700                370,815
 Houston Exploration /1/                                4,800                248,832
 Magnum Hunter Resources /1/                           23,200                240,816
 Stone Energy /1/                                       6,400                292,352
 Swift Energy /1/                                       6,100                134,566
 Vintage Petroleum                                     14,000                237,580
                                                                           1,869,352
OIL FIELD MACHINERY & EQUIPMENT (0.11%)
 Universal Compression Holdings /1/                     3,400                104,312
OIL REFINING & MARKETING (0.50%)
 Tesoro Petroleum /1/                                  16,800                463,680
OIL-FIELD SERVICES (0.52%)
 Cal Dive International /1/                             1,500                 45,480
 Hanover Compressor /1/                                 4,200                 49,980
 Oceaneering International /1/                          3,500                119,875
 Oil States International /1/                           9,600                146,880
 RPC                                                    7,300                115,413
                                                                             477,628
OPTICAL SUPPLIES (0.18%)
 Sola International /1/                                 9,700                167,131
PAPER & RELATED PRODUCTS (0.80%)
 Chesapeake                                             6,900                184,092
 Rock-Tenn                                              4,100                 69,495
 Schweitzer-Mauduit International                       9,000                275,670
 Wausau-Mosinee Paper                                  12,000                207,600
                                                                             736,857
PHARMACEUTICALS (0.05%)
 Cubist Pharmaceuticals /1/                             4,000                 44,400
PHYSICIAN PRACTICE MANAGEMENT (0.46%)
 Pediatrix Medical Group /1/                            4,600                321,310
 US Oncology /1/                                        6,800                100,096
                                                                             421,406
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PRINTING-COMMERCIAL (0.31%)
                                                                         $
 Banta                                                  1,000                 44,410
 Bowne                                                 11,300                179,105
 Consolidated Graphics /1/                              1,300                 57,265
                                                                             280,780
PRIVATE CORRECTIONS (0.21%)
 Cornell /1/                                            3,800                 51,680
 GEO Group /1/                                          6,900                140,760
                                                                             192,440
PROPERTY & CASUALTY INSURANCE (2.12%)
 Argonaut Group /1/                                     8,900                164,027
 Baldwin & Lyons                                          875                 23,485
 Direct General                                         3,900                125,814
 LandAmerica Financial Group                            7,300                284,189
 Midland                                                  300                  8,895
 Navigators Group /1/                                     900                 26,001
 NYMAGIC                                                1,700                 44,880
 PMA Capital                                           25,000                225,000
 ProAssurance /1/                                         900                 30,699
 RLI                                                    2,400                 87,600
 Safety Insurance Group                                   600                 12,852
 Selective Insurance Group                              6,500                259,220
 State Auto Financial                                   2,600                 79,872
 Stewart Information Services                          11,500                388,355
 Zenith National Insurance                              3,900                189,540
                                                                           1,950,429
PUBLISHING-NEWSPAPERS (0.15%)
 Journal Register /1/                                   3,600                 72,000
 Pulitzer                                               1,300                 63,570
                                                                             135,570
REAL ESTATE MANAGEMENT & SERVICES (0.23%)
 Jones Lang LaSalle /1/                                 7,700                208,670
RECREATIONAL CENTERS (0.00%)
 Bally Total Fitness Holding /1/                          300                  1,500
RECREATIONAL VEHICLES (0.07%)
 Arctic Cat                                             2,300                 63,319
REITS-WHOLE LOANS (0.60%)
 Novastar Financial                                     5,100                193,596
 RAIT Investment Trust                                 14,700                362,355
                                                                             555,951
RENTAL-AUTO & EQUIPMENT (0.57%)
 Aaron Rents                                            6,450                213,753
 Dollar Thrifty Automotive Group /1/                    7,600                208,544
 Rent-Way /1/                                          11,700                105,300
                                                                             527,597
RESEARCH & DEVELOPMENT (0.02%)
 PAREXEL International /1/                                800                 15,840
RESORTS & THEME PARKS (0.07%)
 Six Flags /1/                                          8,900                 64,614
RETAIL-APPAREL & SHOE (1.96%)
 Aeropostale /1/                                       14,550                391,540
 Brown Shoe                                             4,600                188,278
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                         $
 Charlotte Russe Holding /1/                            1,100                 23,518
 Charming Shoppes /1/                                  40,500                361,665
 Childrens Place /1/                                    1,800                 42,336
 Dress Barn /1/                                         6,500                111,280
 Genesco /1/                                            3,800                 89,794
 Goody's Family Clothing                                2,700                 27,999
 Kenneth Cole Productions                               3,900                133,653
 Men's Wearhouse /1/                                    4,400                116,116
 Payless ShoeSource /1/                                10,600                158,046
 Stage Stores /1/                                       4,200                158,172
                                                                           1,802,397
RETAIL-AUTO PARTS (0.38%)
 CSK Auto /1/                                           7,200                123,408
 PEP Boys-Manny, Moe & Jack                             9,000                228,150
                                                                             351,558
RETAIL-AUTOMOBILE (0.55%)
 Asbury Automotive Group /1/                           14,100                211,500
 Lithia Motors                                          7,500                185,850
 Sonic Automotive                                       1,800                 39,870
 United Auto Group                                      2,400                 73,560
                                                                             510,780
RETAIL-BEDDING (0.01%)
 Linens 'N Things /1/                                     400                 11,724
RETAIL-COMPUTER EQUIPMENT (0.18%)
 GameStop /1/                                           2,800                 42,616
 Insight Enterprises /1/                                4,100                 72,816
 Systemax /1/                                           7,900                 52,930
                                                                             168,362
RETAIL-CONVENIENCE STORE (0.12%)
 Casey's General Stores                                 4,000                 73,200
 Pantry /1/                                             1,600                 34,880
                                                                             108,080
RETAIL-DISCOUNT (0.22%)
 ShopKo Stores /1/                                     14,500                205,030
RETAIL-FABRIC STORE (0.17%)
 Jo-Ann Stores /1/                                      5,175                152,145
RETAIL-HYPERMARKETS (0.08%)
 Smart & Final /1/                                      5,900                 70,918
RETAIL-JEWELRY (0.14%)
 Movado Group                                           1,200                 20,700
 Zale /1/                                               3,800                103,588
                                                                             124,288
RETAIL-MAIL ORDER (0.09%)
 J. Jill Group /1/                                      3,400                 80,206
RETAIL-OFFICE SUPPLIES (0.04%)
 School Specialty /1/                                     900                 32,679
RETAIL-PAWN SHOPS (0.46%)
 Cash America International                            18,400                423,200
RETAIL-PETROLEUM PRODUCTS (0.05%)
 World Fuel Services                                    1,100                 49,588
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (0.24%)
                                                                         $
 Dillards                                              10,000                223,000
RETAIL-RESTAURANTS (0.87%)
 Bob Evans Farms                                          100                  2,738
 Jack in the Box /1/                                    8,000                237,600
 Landry's Seafood Restaurant                           14,500                433,405
 Papa John's International /1/                          3,200                 94,528
 Ryan's Restaurant Group /1/                            2,050                 32,390
                                                                             800,661
RETAIL-SPORTING GOODS (0.05%)
 Sports Authority /1/                                   1,295                 46,491
RETAIL-VIDEO RENTAL (0.19%)
 Hollywood Entertainment /1/                           11,000                146,960
 Movie Gallery                                          1,600                 31,280
                                                                             178,240
RETAIL-VISION SERVICE CENTER (0.02%)
 Cole National /1/                                        700                 16,345
RUBBER-TIRES (0.61%)
 Bandag                                                 1,800                 80,154
 Cooper Tire & Rubber                                  21,100                485,300
                                                                             565,454
SAVINGS & LOANS-THRIFTS (2.80%)
 BankAtlantic Bancorp                                  19,900                367,155
 Commercial Capital Bancorp. /1/                        2,899                 50,356
 Commercial Federal                                     3,700                100,270
 Dime Community Bancshares                              6,525                114,057
 First Financial Holdings                               1,800                 51,858
 First Niagara Financial Group                          4,691                 56,292
 FirstFed Financial /1/                                 3,000                124,800
 Flagstar Bancorp.                                      7,500                149,100
 Hudson River Bancorp.                                 15,600                266,292
 ITLA Capital /1/                                       1,400                 56,798
 MAF Bancorp                                            6,718                286,724
 Ocwen Financial /1/                                    7,500                 90,300
 Sterling Financial                                     5,525                143,816
 Sterling Financial /1/                                14,080                448,729
 TierOne                                                5,600                120,456
 WSFS Financial                                         3,200                155,744
                                                                           2,582,747
SEISMIC DATA COLLECTION (0.17%)
 Veritas DGC /1/                                        6,900                159,735
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.26%)
 Cirrus Logic /1/                                      15,800                 94,958
 Exar /1/                                               2,800                 41,048
 Standard Microsystems /1/                              2,700                 62,964
 Vitesse Semiconductor /1/                              9,000                 43,920
                                                                             242,890
SEMICONDUCTOR EQUIPMENT (0.38%)
 Axcelis Technologies /1/                              14,500                180,380
 Cohu                                                   1,600                 30,464
 Dupont Photomasks /1/                                  1,100                 22,363
 MKS Instruments /1/                                    2,100                 47,922
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
                                                                         $
 Photronics /1/                                         3,500                 66,290
                                                                             347,419
STEEL PIPE & TUBE (0.26%)
 Valmont Industries                                    10,600                242,740
STEEL PRODUCERS (1.35%)
 Carpenter Technology                                   3,000                102,150
 Reliance Steel & Aluminum                             10,800                435,456
 Ryerson Tull                                           9,700                154,036
 Schnitzer Steel Industries                             2,550                 86,598
 Steel Dynamics /1/                                    16,100                460,943
                                                                           1,239,183
TELECOMMUNICATION EQUIPMENT (0.20%)
 Arris Group /1/                                        5,200                 30,888
 Ditech Communications /1/                              4,900                114,366
 North Pittsburgh Systems                                 800                 16,040
 Terayon /1/                                           10,600                 24,804
                                                                             186,098
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.23%)
 C-COR.net /1/                                          3,400                 34,986
 Corvis /1/                                            47,300                 66,693
 MRV Communications /1/                                22,100                 60,554
 Sycamore Networks /1/                                 10,700                 45,261
                                                                             207,494
TELECOMMUNICATION SERVICES (0.77%)
 Commonwealth Telephone Enterprises /1/                 2,400                107,448
 MasTec /1/                                            13,100                 71,133
 PTEK Holdings /1/                                     42,400                488,872
 Time Warner Telecom /1/                               10,200                 42,738
                                                                             710,191
TELEPHONE-INTEGRATED (0.59%)
 Cincinnati Bell /1/                                   45,600                202,464
 CT Communications                                     14,700                221,235
 General Communication /1/                              8,700                 69,078
 Talk America Holdings /1/                              6,400                 49,088
                                                                             541,865
TELEVISION (0.03%)
 Sinclair Broadcast Group                               2,600                 26,702
THEATERS (0.23%)
 AMC Entertainment /1/                                 13,500                207,495
THERAPEUTICS (0.92%)
 Abgenix /1/                                            4,300                 50,396
 AtheroGenics /1/                                       6,589                125,389
 AVANIR Pharmaceuticals /1/                           127,200                213,696
 Cypress Bioscience /1/                                24,400                335,012
 Discovery Laboratories /1/                             7,700                 73,843
 United Therapeutics /1/                                2,000                 51,300
                                                                             849,636
TOBACCO (0.90%)
 Standard Commercial                                    6,100                110,105
 Universal                                             14,100                718,254
                                                                             828,359
                                                      Shares
                                                       Held                 Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOYS (0.06%)
                                                                         $
 Jakks Pacific /1/                                      2,600                 54,054
TRANSPORT-EQUIPMENT & LEASING (0.41%)
 Gatx                                                   9,400                255,680
 Greenbrier /1/                                         2,600                 49,530
 Interpool                                              4,200                 70,350
                                                                             375,560
TRANSPORT-MARINE (0.28%)
 Overseas Shipholding Group                             5,800                255,954
TRANSPORT-RAIL (0.48%)
 Genesee & Wyoming /1/                                 10,950                259,515
 RailAmerica /1/                                       12,700                185,420
                                                                             444,935
TRANSPORT-SERVICES (0.14%)
 Offshore Logistics /1/                                 4,500                126,540
TRANSPORT-TRUCK (0.59%)
 Covenant Transport /1/                                 4,200                 71,778
 SCS Transportation /1/                                 9,250                244,107
 U.S. Xpress Enterprises /1/                            3,100                 48,763
 USF                                                      700                 24,591
 Werner Enterprises                                     7,307                154,178
                                                                             543,417
TRAVEL SERVICES (0.13%)
 Navigant International /1/                             6,900                122,751
WATER (0.14%)
 American States Water                                  2,400                 55,776
 California Water Service Group                         2,400                 66,120
 SJW                                                      300                 10,200
                                                                             132,096
WEB PORTALS (0.35%)
 Earthlink /1/                                         21,400                221,490
 United Online /1/                                      5,950                104,779
                                                                             326,269
WIRE & CABLE PRODUCTS (0.16%)
 Encore Wire /1/                                        5,400                148,878
WIRELESS EQUIPMENT (0.02%)
 REMEC /1/                                              3,600                 22,752
                                         TOTAL COMMON STOCKS              87,324,854


                                                    Principal
                                                      Amount                Value
-------------------------------------------------------------------------------------------
TREASURY BONDS (0.42%)
 U.S. Treasury /2/
                                                     $                   $
  2.13%; 10/31/04                                     385,000                385,737
                                        TOTAL TREASURY BONDS                 385,737
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (95.20%)              87,710,591
CASH & RECEIVABLES, NET OF LIABILITIES (4.80%)                             4,423,961
                                  TOTAL NET ASSETS (100.00%)             $92,134,552
                                                                         -------------

                                                                Unrealized
     Contract                    Opening         Current           Gain
       Type    Commitment     Market Value     Market Value       (Loss)
--------------------------------------------------------------------------------
Futures Contracts

14 Russell 2000   Buy          $3,978,691     $4,146,450        $167,759
September, 2004
Futures

/1/ Non-income producing security.
/2/ Security or a portion of the security was pledged to cover margin require-ments for futures contracts.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2004/(C)/      2003       2002        2001          2000        1999
                           ----           ----       ----        ----          ----        ----
ASSET ALLOCATION ACCOUNT
------------------------
Net Asset Value,
 Beginning of Period..    $11.70         $9.82     $11.28      $12.02        $13.23      $12.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.04          0.15       0.20        0.24          0.35        0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.17          1.92      (1.66)      (0.71)        (0.17)       2.00
                            ----          ----      -----       -----         -----        ----
 Total From Investment
            Operations      0.21          2.07      (1.46)      (0.47)         0.18        2.35
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.38)        (0.19)        --       (0.24)        (0.34)      (0.35)
 Distributions from
  Realized Gains......        --            --         --       (0.03)        (1.05)      (1.07)
   ----                                                         -----         -----       -----
   Total Dividends and
         Distributions     (0.38)        (0.19)        --       (0.27)        (1.39)      (1.42)
   ----                    -----         -----                  -----         -----       -----
Net Asset Value, End
 of Period............    $11.53        $11.70      $9.82      $11.28        $12.02      $13.23
                          ======        ======      =====      ======        ======      ======
Total Return /(a)/ ...      1.86%/(d)/   21.61%    (12.94)%     (3.92)%        1.61%      19.49%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $99,790       $98,006    $82,409    $101,904       $94,905     $89,711
 Ratio of Expenses to
  Average Net Assets..      0.86%/(e)/    0.85%      0.84%       0.85%         0.84%       0.85%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.76%/(e)/    1.49%      1.79%       2.23%         2.67%       2.50%
 Portfolio Turnover
  Rate................     142.8%/(e)/   186.0%     255.3%      182.4%         67.8%       86.7%

                           2004/(C)/      2003       2002        2001          2000        1999
                           ----           ----       ----        ----          ----        ----
BALANCED ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..    $13.31        $11.56     $13.73      $15.43        $15.41      $16.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.15          0.27       0.34       0.40/(f)/      0.45        0.56
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.14          1.83      (2.11)      (1.42)/(f)/   (0.43)      (0.19)
                            ----          ----      -----       -----         -----       -----
 Total From Investment
            Operations      0.29          2.10      (1.77)      (1.02)         0.02        0.37
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.28)        (0.35)     (0.40)      (0.47)           --       (0.57)
 Distributions from
  Realized Gains......        --            --         --       (0.21)           --       (0.64)
   ----                                                         -----                     -----
   Total Dividends and
         Distributions     (0.28)        (0.35)     (0.40)      (0.68)           --       (1.21)
   ----                    -----         -----      -----       -----                     -----
Net Asset Value, End
 of Period............    $13.32        $13.31     $11.56      $13.73        $15.43      $15.41
                          ======        ======     ======      ======        ======      ======
Total Return /(a)/ ...      2.22%/(d)/   18.82%    (13.18)%     (6.96)%        0.13%       2.40%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $126,574      $124,735   $110,545    $144,214      $167,595    $209,747
 Ratio of Expenses to
  Average Net Assets..      0.64%/(e)/    0.65%      0.61%       0.61%         0.60%       0.58%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.64%/(e)/    0.65%      0.62%         --            --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.20%/(e)/    2.23%      2.52%       2.73%/(f)/    2.74%       3.36%
 Portfolio Turnover
  Rate................     122.2%/(e)/   114.3%      87.8%      114.3%         62.6%       21.7%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Six months ended June 30, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Effective January 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2004/(C)/      2003       2002        2001          2000        1999
                           ----           ----       ----        ----          ----        ----
BOND ACCOUNT
------------
Net Asset Value,
 Beginning of Period..    $12.31        $12.32     $11.84      $11.78        $10.89      $12.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.26          0.52       0.51       0.56/(f)/      0.85        0.81
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.22)         0.02       0.54       0.35/(f)/      0.04       (1.12)
                           -----          ----       ----       ----           ----       -----
 Total From Investment
            Operations      0.04          0.54       1.05        0.91          0.89       (0.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.59)        (0.55)     (0.57)      (0.85)           --       (0.82)
   ----                    -----         -----      -----       -----                     -----
   Total Dividends and
         Distributions     (0.59)        (0.55)     (0.57)      (0.85)           --       (0.82)
   ----                    -----         -----      -----       -----                     -----
Net Asset Value, End
 of Period............    $11.76        $12.31     $12.32      $11.84        $11.78      $10.89
                          ======        ======     ======      ======        ======      ======
Total Return /(a)/ ...      0.29%/(d)/    4.59%      9.26%       8.12%         8.17%      (2.59)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $268,837      $263,435   $232,839    $166,658      $116,216    $125,067
 Ratio of Expenses to
  Average Net Assets..      0.47%/(e)/    0.47%      0.49%       0.50%         0.51%       0.50%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.35%/(e)/    4.32%      5.02%       5.73%/(f)/    7.47%       6.78%
 Portfolio Turnover
  Rate................     160.7%/(e)/    82.1%      63.3%      146.1%         81.5%       40.1%

                           2004/(C)/      2003       2002        2001          2000        1999
                           ----           ----       ----        ----          ----        ----
CAPITAL VALUE ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $29.23        $23.60     $27.78      $30.72        $30.74      $37.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.19          0.38       0.39        0.34          0.50        0.78
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.80          5.63      (4.18)      (2.80)         0.13       (2.41)
                            ----          ----      -----       -----          ----       -----
 Total From Investment
            Operations      0.99          6.01      (3.79)      (2.46)         0.63       (1.63)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.38)     (0.39)      (0.34)        (0.50)      (0.80)
 Distributions from
  Realized Gains......        --            --         --       (0.14)        (0.15)      (4.02)
   ----                                                         -----         -----       -----
   Total Dividends and
         Distributions        --         (0.38)     (0.39)      (0.48)        (0.65)      (4.82)
   ----                                  -----      -----       -----         -----       -----
Net Asset Value, End
 of Period............    $30.22        $29.23     $23.60      $27.78        $30.72      $30.74
                          ======        ======     ======      ======        ======      ======
Total Return /(a)/ ...      3.39%/(d)/   25.49%    (13.66)%     (8.05)%        2.16%      (4.29)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $254,401      $248,253   $206,541    $254,484      $283,325    $367,927
 Ratio of Expenses to
  Average Net Assets..      0.59%/(e)/    0.61%      0.61%       0.61%         0.60%       0.43%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.60%/(e)/    0.61%      0.61%         --            --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.26%/(e)/    1.47%      1.45%       1.20%         1.54%       2.05%
 Portfolio Turnover
  Rate................     175.1%/(e)/   125.7%     142.6%       91.7%        141.8%       43.4%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Six months ended June 30, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Effective January 1, 2001, the Fund adopted the provisions of the AICPA
  Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains/losses per share by $.01, and decrease the ratio of net investment income to average net assets by .08%. Financial highlights for prior periods have not been restated to reflect this change in presentation.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2004/(D)/      2003       2002        2001        2000         1999
                           ----           ----       ----        ----        ----         ----
EQUITY GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $14.73        $11.74     $16.29      $20.37      $23.89       $18.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.01          0.06       0.03        0.01        0.02        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.37          2.99      (4.54)      (2.82)      (2.73)        7.17
                            ----          ----      -----       -----       -----         ----
 Total From Investment
            Operations      0.38          3.05      (4.51)      (2.81)      (2.71)        7.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.06)     (0.04)      (0.02)         --           --
 Distributions from
  Realized Gains......        --            --         --       (1.25)      (0.81)       (1.60)
   ----                                                         -----       -----        -----
   Total Dividends and
         Distributions        --         (0.06)     (0.04)      (1.27)      (0.81)       (1.60)
   ----                                  -----      -----       -----       -----        -----
Net Asset Value, End
 of Period............    $15.11        $14.73     $11.74      $16.29      $20.37       $23.89
                          ======        ======     ======      ======      ======       ======
Total Return /(a)/ ...      2.58%/(e)/   25.95%    (27.72)%    (14.86)%    (11.71)%      39.50%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $273,588      $272,831   $219,044    $334,401    $383,139     $379,062
 Ratio of Expenses to
  Average Net Assets..      0.69%/(f)/    0.74%      0.77%       0.75%       0.73%        0.77%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.76%/(f)/    0.77%        --          --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.10%/(f)/    0.47%      0.19%       0.06%       0.08%       (0.08)%
 Portfolio Turnover
  Rate................     151.9%/(f)/   130.9%     138.8%       88.8%       69.1%        89.6%

                           2004/(D)/      2003       2002        2001        2000         1999
                           ----           ----       ----        ----        ----         ----
EQUITY INCOME ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period
 /(c)/ ...............     $7.93         $7.26      $8.73      $12.43      $10.90       $10.93
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.17          0.34       0.37        0.25        0.24         0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)         0.66      (1.47)      (3.70)       1.81         0.02
                           -----          ----      -----       -----        ----         ----
 Total From Investment
            Operations      0.09          1.00      (1.10)      (3.45)       2.05         0.25
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.33)     (0.37)      (0.25)      (0.24)       (0.23)
 Distributions from
  Realized Gains......        --            --         --          --       (0.28)       (0.05)
   ----                                                                     -----        -----
   Total Dividends and
         Distributions        --         (0.33)     (0.37)      (0.25)      (0.52)       (0.28)
   ----                                  -----      -----       -----       -----        -----
Net Asset Value, End
 of Period............     $8.02         $7.93      $7.26       $8.73      $12.43       $10.90
                           =====         =====      =====       =====      ======       ======
Total Return /(a)/ ...      1.13%/(e)/   13.83%    (12.61)%    (27.70)%     19.18%        2.29%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $35,540       $30,255    $25,079     $33,802     $43,725      $30,684
 Ratio of Expenses to
  Average Net Assets..      0.61%/(f)/    0.61%      0.62%       0.62%       0.63%        0.64%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.35%/(f)/    4.54%      4.40%       2.22%       2.32%        2.52%
 Portfolio Turnover
  Rate................     172.0%/(f)/    22.5%      66.4%      104.2%      146.7%        23.0%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Effective March 1, 2004, Utilities Account changed its name to Equity
  Income Account.
/(d) /Six months ended June 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2004/(C)/      2003       2002        2001        2000         1999
                           ----           ----       ----        ----        ----         ----
GOVERNMENT SECURITIES ACCOUNT
-----------------------------
Net Asset Value,
 Beginning of Period..    $11.77        $12.00     $11.58      $11.43      $10.26       $11.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.22          0.45       0.43        0.51        0.69         0.71
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.18)        (0.24)      0.55        0.32        0.48        (0.74)
                           -----         -----       ----        ----        ----        -----
 Total From Investment
            Operations      0.04          0.21       0.98        0.83        1.17        (0.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.53)        (0.44)     (0.52)      (0.68)         --        (0.72)
 Distributions from
  Realized Gains......        --            --      (0.04)         --          --           --
   ----                                             -----
   Total Dividends and
         Distributions     (0.53)        (0.44)     (0.56)      (0.68)         --        (0.72)
   ----                    -----         -----      -----       -----                    -----
Net Asset Value, End
 of Period............    $11.28        $11.77     $12.00      $11.58      $11.43       $10.26
                          ======        ======     ======      ======      ======       ======
Total Return /(a)/ ...      0.36%/(d)/    1.84%      8.80%       7.61%      11.40%       (0.29)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $344,441      $368,564   $342,001    $193,254    $127,038     $137,787
 Ratio of Expenses to
  Average Net Assets..      0.44%/(e)/    0.44%      0.47%       0.49%       0.51%        0.50%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.87%/(e)/    3.83%      4.87%       5.63%       6.33%        6.16%
 Portfolio Turnover
  Rate................      31.0%/(e)/   110.4%      33.8%       45.9%        4.3%        19.7%

                           2004/(C)/      2003       2002        2001        2000         1999
                           ----           ----       ----        ----        ----         ----
GROWTH ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..    $10.95         $8.68     $12.24      $16.43      $23.56       $20.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.01          0.03       0.02          --       (0.02)        0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.39          2.26      (3.58)      (4.19)      (2.29)        3.20
                            ----          ----      -----       -----       -----         ----
 Total From Investment
            Operations      0.40          2.29      (3.56)      (4.19)      (2.31)        3.34
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)        (0.02)        --          --          --        (0.14)
 Distributions from
  Realized Gains......        --            --         --          --       (4.82)       (0.10)
   ----                                                                     -----        -----
   Total Dividends and
         Distributions     (0.03)        (0.02)        --          --       (4.82)       (0.24)
   ----                    -----         -----                              -----        -----
Net Asset Value, End
 of Period............    $11.32        $10.95      $8.68      $12.24      $16.43       $23.56
                          ======        ======      =====      ======      ======       ======
Total Return /(a)/ ...      3.70%/(d)/   26.46%    (29.07)%    (25.50)%    (10.15)%      16.44%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $138,417      $141,107   $124,079    $209,879    $294,762     $345,882
 Ratio of Expenses to
  Average Net Assets..      0.60%/(e)/    0.61%      0.61%       0.61%       0.60%        0.45%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.60%/(e)/    0.61%      0.61%         --          --           --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.23%/(e)/    0.35%      0.18%       0.02%      (0.13)%       0.67%
 Portfolio Turnover
  Rate................      49.0%/(e)/    40.8%      27.3%       39.0%       83.5%        65.7%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Six months ended June 30, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2004/(E)/       2003       2002        2001        2000            1999
                           ----            ----       ----        ----        ----            ----
INTERNATIONAL ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..    $11.48          $8.78     $10.51      $13.90      $15.95          $14.51
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.12           0.13       0.10        0.09        0.10            0.48
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20           2.67      (1.78)      (3.46)      (1.48)           3.14
                            ----           ----      -----       -----       -----            ----
 Total From Investment
            Operations      0.32           2.80      (1.68)      (3.37)      (1.38)           3.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.12)         (0.10)     (0.05)      (0.02)      (0.08)          (0.47)
 Distributions from
  Realized Gains......        --             --         --          --       (0.59)          (1.71)
   ----                                                                      -----           -----
   Total Dividends and
         Distributions     (0.12)         (0.10)     (0.05)      (0.02)      (0.67)          (2.18)
                           -----          -----      -----       -----       -----           -----
Net Asset Value, End
 of Period............    $11.68         $11.48      $8.78      $10.51      $13.90          $15.95
                          ======         ======      =====      ======      ======          ======
Total Return /(a)/ ...      2.81%/(f)/    32.33%    (16.07)%    (24.27)%     (8.34)%         25.93%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $186,618       $167,726   $119,222    $145,848    $190,440        $197,235
 Ratio of Expenses to
  Average Net Assets..      0.90%/(g)/     0.92%      0.92%       0.92%       0.90%           0.78%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.92%/(g)/     0.93%      0.93%         --          --              --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.11%/(g)/     1.33%      1.03%       0.78%       0.81%           3.11%
 Portfolio Turnover
  Rate................     190.5%/(g)/    111.5%      82.2%       84.3%       99.9%           65.5%

                           2004/(E)/       2003       2002        2001       2000/(H)/
                           ----            ----       ----        ----       ----
INTERNATIONAL EMERGING MARKETS ACCOUNT
--------------------------------------
Net Asset Value,
 Beginning of Period..    $12.86          $8.24      $8.93       $9.37      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.06           0.11       0.02        0.08        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.59)          4.60      (0.70)      (0.48)      (0.63)
                           -----           ----      -----       -----       -----
 Total From Investment
            Operations     (0.53)          4.71      (0.68)      (0.40)      (0.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.08)        --       (0.04)      (0.02)
 Tax Return of Capital
  Distributions /(c)/.        --          (0.01)     (0.01)         --          --
   -----
   Total Dividends and
         Distributions        --          (0.09)     (0.01)      (0.04)      (0.02)
   ----                                   -----      -----       -----       -----
Net Asset Value, End
 of Period............    $12.33         $12.86      $8.24       $8.93       $9.37
                          ======         ======      =====       =====       =====
Total Return /(a)/ ...     (4.12)%/(f)/   57.20%     (7.63)%     (4.24)%     (6.14)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $30,767        $23,972    $10,835      $6,964      $4,883
 Ratio of Expenses to
  Average Net Assets..      1.52%/(g)/     1.71%      1.60%       1.35%       1.34%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.56%/(g)/     1.84%      2.26%       2.33%       1.65%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.06%/(g)/     1.16%      0.39%       0.97%       1.06%/(g)/
 Portfolio Turnover
  Rate................     131.3%/(g)/    112.4%     147.7%      137.4%       44.0%/(g)/



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without fees paid indirectly.
/(c) /See "Distributions to Shareholders" in Notes to Financial Statements. /(d) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit. The expense limit was increased on May 1, 2002, and May 1, 2003, and ceased on May 1, 2004.
/(e) /Six months ended June 30, 2004.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2004/(D)/     2003      2002           2001       2000        1999
                          ----          ----      ----           ----       ----        ----
INTERNATIONAL SMALLCAP ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..   $13.73        $9.06    $10.84         $13.87     $16.66       $9.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.09         0.10      0.08           0.04      (0.04)      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.33         4.72     (1.83)         (3.07)     (1.89)       8.41
                           ----         ----     -----          -----      -----        ----
 Total From Investment
            Operations     1.42         4.82     (1.75)         (3.03)     (1.93)       8.39
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.15)    (0.03)            --         --          --
 Distributions from
  Realized Gains......       --           --        --             --      (0.86)      (0.73)
  ----                                                                     -----       -----
   Total Dividends and
         Distributions    (0.12)       (0.15)    (0.03)            --      (0.86)      (0.73)
  ----                    -----        -----     -----                     -----       -----
Net Asset Value, End
 of Period............   $15.03       $13.73     $9.06         $10.84     $13.87      $16.66
                         ======       ======     =====         ======     ======      ======
Total Return /(a)/ ...    10.43%/(e)/  54.15%   (16.20)%       (21.85)%   (11.50)%     93.81%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $80,105      $66,242   $38,912        $43,674    $50,023     $40,040
 Ratio of Expenses to
  Average Net Assets..     1.27%/(f)/   1.33%     1.31%          1.41%      1.44%       1.32%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.28%/(f)/   1.33%     1.32%            --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.28%/(f)/   1.00%     0.77%          0.32%     (0.26)%     (0.28)%
 Portfolio Turnover
  Rate................    107.9%/(f)/  128.9%     73.6%         123.8%     292.7%      241.2%

                          2004/(D)/     2003     2002/(G)/
                          ----          ----     ----
LARGECAP BLEND ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..   $10.37        $8.43    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.04         0.10      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.26         1.90     (1.57)
                           ----         ----     -----
 Total From Investment
            Operations     0.30         2.00     (1.55)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.06)    (0.02)
 Distributions from
  Realized Gains......    (0.19)          --        --
  ----                    -----
   Total Dividends and
         Distributions    (0.19)       (0.06)    (0.02)
                          -----        -----     -----
Net Asset Value, End
 of Period............   $10.48       $10.37     $8.43
                         ======       ======     =====
Total Return /(a)/ ...     2.95%/(e)/  23.76%   (15.47)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $73,051      $54,632   $13,927
 Ratio of Expenses to
  Average Net Assets..     0.75%/(f)/   0.80%     1.00%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     0.79%/(f)/   0.83%     1.10%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.77%/(f)/   1.08%     0.86%/(f)/
 Portfolio Turnover
  Rate................    121.2%/(f)/   56.2%     49.1%/(f)/



/(a) /Total Return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on May 1, 2004
/(d) /Six months ended June 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from May 1, 2002, date operations commenced, through December 31,
  2002.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2004/(D)/       2003       2002       2001      2000/(G)/
                           ----            ----       ----       ----      ----
LARGECAP GROWTH EQUITY ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period..     $4.47          $3.63      $5.44      $7.78     $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....        --             --      (0.02)     (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.04           0.84      (1.79)     (2.31)     (2.22)
                            ----           ----      -----      -----      -----
 Total From Investment
            Operations      0.04           0.84      (1.81)     (2.34)     (2.22)
                            ----           ----      -----      -----      -----
Net Asset Value, End
 of Period............     $4.51          $4.47      $3.63      $5.44      $7.78
                           =====          =====      =====      =====      =====
Total Return /(a)/ ...      0.89%/(e)/    23.14%    (33.27)%   (30.08)%   (22.22)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $28,369        $24,677     $5,572     $5,172     $4,233
 Ratio of Expenses to
  Average Net Assets..      1.04%/(f)/     1.16%      1.05%      1.10%      1.04%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.06%/(f)/     1.19%      1.09%      1.11%      1.35%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.02)%/(f)/   (0.13)%    (0.49)%    (0.62)%    (0.22)%/(f)/
 Portfolio Turnover
  Rate................     178.4%/(f)/     51.1%     183.8%     121.2%     217.6%/(f)/

                           2004/(D)/       2003       2002       2001       2000           1999/(H)/
                           ----            ----       ----       ----       ----           ----
LARGECAP STOCK INDEX ACCOUNT
----------------------------
Net Asset Value,
 Beginning of Period..     $8.06          $6.35      $8.29      $9.52     $10.71           $9.83
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.05           0.10       0.08       0.08       0.10            0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20           1.70      (1.94)     (1.23)     (1.14)           0.97
                            ----           ----      -----      -----      -----            ----
 Total From Investment
            Operations      0.25           1.80      (1.86)     (1.15)     (1.04)           1.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.09)     (0.08)     (0.08)     (0.10)          (0.07)
 Distributions from
  Realized Gains......        --             --         --         --      (0.05)          (0.08)
  -----                                                                    -----           -----
   Total Dividends and
         Distributions        --          (0.09)     (0.08)     (0.08)     (0.15)          (0.15)
   ----                                   -----      -----      -----      -----           -----
Net Asset Value, End
 of Period............     $8.31          $8.06      $6.35      $8.29      $9.52          $10.71
                           =====          =====      =====      =====      =====          ======
Total Return /(a)/ ...      3.10%/(e)/    28.32%    (22.44)%   (12.10)%    (9.67)%          8.93%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $143,182       $118,638    $72,949    $73,881    $59,626         $46,088
 Ratio of Expenses to
  Average Net Assets..      0.37%/(f)/     0.39%      0.39%      0.40%      0.40%           0.40%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      0.37%/(f)/     0.39%      0.39%      0.41%      0.46%           0.49%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.20%/(f)/     1.42%      1.22%      1.05%      1.01%           1.41%/(f)/
 Portfolio Turnover
  Rate................      28.3%/(f)/     15.7%      15.1%      10.8%      11.0%            3.8%/(f)/



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on May 1, 2002.
/(c) /Expense ratio without the Manager's voluntary expense limit.
/(d) /Six months ended June 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from October 24, 2000, date shares first offered, through December
  31, 2000.
/(h) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. LargeCap Stock Index Account recognized $.01 net investment income per share and incurred an unrealized loss of $.18 per share from April 22, 1999 through April 30, 1999.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2004/(D)/      2003        2002/(H)/
                          ----           ----        ----
LARGECAP VALUE ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..   $10.80         $8.52       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.08          0.16         0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30          2.23        (1.48)
                           ----          ----        -----
 Total From Investment
            Operations     0.38          2.39        (1.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.11)       (0.06)
  ----                                  -----        -----
   Total Dividends and
         Distributions       --         (0.11)       (0.06)
  ----                                  -----        -----
Net Asset Value, End
 of Period............   $11.18        $10.80        $8.52
                         ======        ======        =====
Total Return /(a)/ ...     3.53%/(e)/   28.05%      (14.24)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $62,954       $47,221      $13,186
 Ratio of Expenses to
  Average Net Assets..     0.75%/(f)/    0.74%        0.96%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     0.77%/(f)/    0.79%        1.00%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.43%/(f)/    1.77%        1.79%/(f)/
 Portfolio Turnover
  Rate................     19.5%/(f)/    17.1%         5.9%/(f)/

                          2004/(D)/     2003/(G)/
                          ----          ----
LIMITED TERM BOND ACCOUNT
-------------------------
Net Asset Value,
 Beginning of Period..    $9.99        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.11          0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.12)        (0.05)
                          -----         -----
 Total From Investment
            Operations    (0.01)         0.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.09)
  ----
   Total Dividends and
         Distributions       --         (0.09)
  ----                                  -----
Net Asset Value, End
 of Period............    $9.98         $9.99
                          =====         =====
Total Return /(a)/ ...    (0.10)%/(e)/   0.78%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $40,810       $20,552
 Ratio of Expenses to
  Average Net Assets..     0.53%/(f)/    0.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     0.53%/(f)/    0.57%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.26%/(f)/    2.15%/(f)/
 Portfolio Turnover
  Rate................     27.4%/(f)/     5.0%/(f)/



/(a)    /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce
  the     amounts shown.
/(b)   / Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on May 1, 2004.
/(c) /Expense ratio without the Manager's voluntary expense limit.  The expense limit ceased on May 1, 2004.
/(d) /Six months ended June 30, 2004.
/(e)    /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from May 1, 2003, date operations commenced, through December 31,
  2003.
/(h)   / Period from May 1, 2002, date operations commenced, through December
  31, 2002.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2004/(D)/       2003        2002        2001        2000        1999
                           ----            ----        ----        ----        ----        ----
MIDCAP ACCOUNT
--------------
Net Asset Value,
 Beginning of Period..    $37.56         $28.54      $32.09      $34.47      $36.90      $34.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.14           0.35        0.30        0.24        0.10        0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      2.16           9.01       (3.08)      (1.50)       4.76        4.20
                            ----           ----       -----       -----        ----        ----
 Total From Investment
            Operations      2.30           9.36       (2.78)      (1.26)       4.86        4.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.34)      (0.30)      (0.24)      (0.10)      (0.12)
 Distributions from
  Realized Gains......     (1.04)            --       (0.47)      (0.88)      (7.19)      (1.67)
   ----                    -----                      -----       -----       -----       -----
   Total Dividends and
         Distributions     (1.04)         (0.34)      (0.77)      (1.12)      (7.29)      (1.79)
                           -----          -----       -----       -----       -----       -----
Net Asset Value, End
 of Period............    $38.82         $37.56      $28.54      $32.09      $34.47      $36.90
                          ======         ======      ======      ======      ======      ======
Total Return /(a)/ ...      6.26%/(e)/    32.81%      (8.75)%     (3.71)%     14.59%      13.04%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $359,524       $334,204    $248,986    $278,707    $286,681    $262,350
 Ratio of Expenses to
  Average Net Assets..      0.59%/(f)/     0.61%       0.62%       0.62%       0.62%       0.61%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      0.59%/(f)/     0.61%       0.62%         --          --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.76%/(f)/     1.09%       0.98%       0.77%       0.28%       0.32%
 Portfolio Turnover
  Rate................      29.2%/(f)/     44.9%       67.9%       73.6%      139.6%       79.6%

                           2004/(D)/       2003        2002        2001        2000        1999
                           ----            ----        ----        ----        ----        ----
MIDCAP GROWTH ACCOUNT
---------------------
Net Asset Value,
 Beginning of Period..     $8.80          $6.26       $8.49      $10.46      $10.66       $9.65
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.02)         (0.03)      (0.04)      (0.05)       0.02        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.29           2.57       (2.19)      (1.68)       0.77        1.01
                            ----           ----       -----       -----        ----        ----
 Total From Investment
            Operations      0.27           2.54       (2.23)      (1.73)       0.79        1.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --          --          --       (0.02)      (0.02)
 Distributions from
  Realized Gains......        --             --          --       (0.24)      (0.97)         --
   ----                                                           -----       -----
   Total Dividends and
         Distributions        --             --          --       (0.24)      (0.99)      (0.02)
   ----                                                           -----       -----       -----
Net Asset Value, End
 of Period............     $9.07          $8.80       $6.26       $8.49      $10.46      $10.66
                           =====          =====       =====       =====      ======      ======
Total Return /(a)/ ...      3.07%/(e)/    40.58%     (26.27)%    (16.92)%      8.10%      10.67%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $55,712        $54,288     $21,934     $27,838     $25,924     $14,264
 Ratio of Expenses to
  Average Net Assets..      0.82%/(f)/     0.91%       0.91%       0.97%       0.96%       0.96%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      0.92%/(f)/     0.94%       0.92%         --        1.01%       1.09%
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.36)%/(f)/   (0.39)%     (0.55)%     (0.66)%      0.27%       0.26%
 Portfolio Turnover
  Rate................      50.6%/(f)/     67.5%       43.1%       55.2%      161.9%       74.1%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without fees paid indirectly.
/(c) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on January 1, 2001.
/(d) /Six months ended June 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2004/(C)/      2003       2002        2001        2000       1999/(F)/
                           ----           ----       ----        ----        ----       ----
MIDCAP VALUE ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..    $14.13        $10.48     $11.68      $12.57      $11.11      $10.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.01          0.01         --        0.01          --        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.10          3.81      (1.16)      (0.35)       3.12        1.24
                            ----          ----      -----       -----        ----        ----
 Total From Investment
            Operations      1.11          3.82      (1.16)      (0.34)       3.12        1.26
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.01)        --       (0.01)         --       (0.02)
 Distributions from
  Realized Gains......     (0.20)        (0.16)     (0.04)      (0.54)      (1.66)      (0.22)
                           -----         -----      -----       -----       -----       -----
   Total Dividends and
         Distributions     (0.20)        (0.17)     (0.04)      (0.55)      (1.66)      (0.24)
                           -----         -----      -----       -----       -----       -----
Net Asset Value, End
 of Period............    $15.04        $14.13     $10.48      $11.68      $12.57      $11.11
                          ======        ======     ======      ======      ======      ======
Total Return /(a)/ ...      7.96%/(d)/   36.49%     (9.96)%     (2.58)%     31.05%      10.24%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $61,831       $52,054    $24,766     $11,778      $7,739      $5,756
 Ratio of Expenses to
  Average Net Assets..      1.05%/(e)/    1.05%      1.04%       1.36%       1.20%       1.19%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...      1.08%/(e)/    1.08%      1.10%         --        1.29%       1.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.20%/(e)/    0.11%      0.03%       0.12%       0.02%       0.30%/(e)/
 Portfolio Turnover
  Rate................      71.4%/(e)/    55.5%      75.3%      208.8%      233.2%      154.0%/(e)/

                           2004/(C)/      2003       2002        2001        2000        1999
                           ----           ----       ----        ----        ----        ----
MONEY MARKET ACCOUNT
--------------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000      $1.000      $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     0.003         0.007      0.014       0.039       0.059       0.048
                           -----         -----      -----       -----       -----       -----
 Total From Investment
            Operations     0.003         0.007      0.014       0.039       0.059       0.048
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.003)       (0.007)    (0.014)     (0.039)     (0.059)     (0.048)
                          ------        ------     ------      ------      ------      ------
   Total Dividends and
         Distributions    (0.003)       (0.007)    (0.014)     (0.039)     (0.059)     (0.048)
                          ------        ------     ------      ------      ------      ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000      $1.000      $1.000      $1.000
                          ======        ======     ======      ======      ======      ======
Total Return /(a)/ ...      0.30%/(d)/    0.74%      1.42%       3.92%       6.07%       4.84%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $144,659      $151,545   $201,455    $180,923    $114,710    $120,924
 Ratio of Expenses to
  Average Net Assets..      0.50%/(e)/    0.49%      0.49%       0.50%       0.52%       0.52%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.61%/(e)/    0.74%      1.40%       3.70%       5.88%       4.79%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on January 1, 2001.
/(c) /Six months ended June 30, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 1999, date shares first offered, through December 31,
  1999. MidCap Value Account incurred an unrealized gain of $.09 per share from April 22, 1999 through April 30, 1999.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                           2004/(D)/      2003      2002       2001       2000        1999
                           ----           ----      ----       ----       ----        ----
REAL ESTATE SECURITIES ACCOUNT
------------------------------
Net Asset Value,
 Beginning of Period
 /(a)/ ...............    $14.90        $11.24    $10.77     $10.29      $8.20       $9.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....      0.16          0.49      0.35       0.42       0.44        0.43
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.62          3.87      0.48       0.47       2.09       (0.85)
                            ----          ----      ----       ----       ----       -----
 Total From Investment
            Operations      0.78          4.36      0.83       0.89       2.53       (0.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.01)        (0.42)    (0.35)     (0.41)     (0.44)      (0.45)
 Distributions from
  Realized Gains......     (0.18)        (0.28)    (0.01)        --         --          --
  ----                     -----         -----     -----
   Total Dividends and
         Distributions     (0.19)        (0.70)    (0.36)     (0.41)     (0.44)      (0.45)
                           -----         -----     -----      -----      -----       -----
Net Asset Value, End
 of Period............    $15.49        $14.90    $11.24     $10.77     $10.29       $8.20
                          ======        ======    ======     ======     ======       =====
Total Return /(b)/ ...      5.26%/(e)/   38.91%     7.72%      8.75%     30.97%      (4.48)%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $104,685       $93,018   $46,358    $22,457    $17,261     $10,560
 Ratio of Expenses to
  Average Net Assets..      0.90%/(f)/    0.91%     0.92%      0.92%      0.99%       0.99%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      0.91%/(f)/    0.92%       --         --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.06%/(f)/    3.83%     3.99%      4.55%      5.29%       4.92%
 Portfolio Turnover
  Rate................      83.2%/(f)/    53.9%     54.4%      92.4%      44.7%      101.9%

                           2004/(D)/      2003      2002       2001       2000        1999
                           ----           ----      ----       ----       ----        ----
SMALLCAP ACCOUNT
----------------
Net Asset Value,
 Beginning of Period..     $7.97         $5.83     $8.03      $7.83     $10.74       $8.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....     (0.01)         0.01      0.01         --       0.03          --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.58          2.14     (2.20)      0.20      (1.24)       3.52
                            ----          ----     -----       ----      -----        ----
 Total From Investment
            Operations      0.57          2.15     (2.19)      0.20      (1.21)       3.52
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.01)    (0.01)        --      (0.02)         --
 Distributions from
  Realized Gains......        --            --        --         --      (1.68)      (0.99)
  -----                                                                  -----       -----
   Total Dividends and
         Distributions        --         (0.01)    (0.01)        --      (1.70)      (0.99)
  -----                                  -----     -----                 -----       -----
Net Asset Value, End
 of Period............     $8.54         $7.97     $5.83      $8.03      $7.83      $10.74
                           =====         =====     =====      =====      =====      ======
Total Return /(b)/ ...      7.15%/(e)/   36.82%   (27.33)%     2.55%    (11.73)%     43.58%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $72,988       $65,285   $32,201    $36,493    $30,006     $26,110
 Ratio of Expenses to
  Average Net Assets..      0.89%/(f)/    0.95%     0.97%      1.00%      0.90%       0.91%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      0.89%/(f)/    0.95%     0.97%        --         --          --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.21)%/(f)/   0.09%     0.12%     (0.06)%     0.28%       0.05%
 Portfolio Turnover
  Rate................     223.6%/(f)/   162.9%    215.5%     154.5%     135.4%      111.1%



/(a) /Effective March 1, 2004,  Real Estate Account changed its name to Real
  Estate Securities Account.
/(b) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(c) /Expense ratio without fees paid indirectly.
/(d) /Six months ended June 30, 2004.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2004/(C)/      2003       2002       2001       2000        1999
                          ----           ----       ----       ----       ----        ----
SMALLCAP GROWTH ACCOUNT
-----------------------
Net Asset Value,
 Beginning of Period..    $8.36         $5.74     $10.60     $15.59     $19.56      $10.10
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....    (0.03)        (0.04)     (0.05)     (0.10)     (0.08)      (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.03          2.66      (4.81)     (4.89)     (2.67)       9.70
                           ----          ----      -----      -----      -----        ----
 Total From Investment
            Operations       --          2.62      (4.86)     (4.99)     (2.75)       9.65
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......       --            --         --         --      (1.22)      (0.19)
  ----                                                                   -----       -----
   Total Dividends and
         Distributions       --            --         --         --      (1.22)      (0.19)
  ----                                                                   -----       -----
Net Asset Value, End
 of Period............    $8.36         $8.36      $5.74     $10.60     $15.59      $19.56
                          =====         =====      =====     ======     ======      ======
Total Return /(a)/ ...     0.00%/(d)/   45.64%    (45.85)%   (32.01)%   (13.91)%     95.69%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $58,381       $55,628    $32,754    $55,966    $68,421     $39,675
 Ratio of Expenses to
  Average Net Assets..     0.99%/(e)/    0.99%      0.95%      1.05%      1.02%       1.05%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.01%/(e)/    1.02%      1.06%        --       1.02%       1.07%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.70)%/(e)/  (0.64)%    (0.68)%    (0.92)%    (0.49)%     (0.61)%
 Portfolio Turnover
  Rate................     39.7%/(e)/    54.1%     287.9%     152.2%      90.8%       98.0%

                          2004/(C)/      2003       2002       2001       2000        1999
                          ----           ----       ----       ----       ----        ----
SMALLCAP VALUE ACCOUNT
----------------------
Net Asset Value,
 Beginning of Period..   $15.04        $10.30     $11.37     $11.26     $10.06       $8.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)....       --          0.06       0.06       0.09       0.13        0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.22          5.14      (1.07)      0.60       2.17        1.72
                           ----          ----      -----       ----       ----        ----
 Total From Investment
            Operations     1.22          5.20      (1.01)      0.69       2.30        1.78
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.05)     (0.06)     (0.09)     (0.12)      (0.06)
 Distributions from
  Realized Gains......    (0.23)        (0.41)        --      (0.49)     (0.98)         --
  ----                    -----         -----                 -----      -----
   Total Dividends and
         Distributions    (0.23)        (0.46)     (0.06)     (0.58)     (1.10)      (0.06)
                          -----         -----      -----      -----      -----       -----
Net Asset Value, End
 of Period............   $16.03        $15.04     $10.30     $11.37     $11.26      $10.06
                         ======        ======     ======     ======     ======      ======
Total Return /(a)/ ...     8.21%/(d)/   50.61%     (8.86)%     6.25%     23.87%      21.45%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $92,135       $82,135    $44,217    $30,888    $17,358     $11,080
 Ratio of Expenses to
  Average Net Assets..     1.13%/(e)/    1.16%      1.28%      1.24%      1.16%       1.16%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.14%/(e)/    1.18%      1.29%        --       1.34%       1.44%
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.02)%/(e)/   0.50%      0.68%      0.95%      1.31%       0.82%
 Portfolio Turnover
  Rate................     49.1%/(e)/    54.0%      77.4%      67.8%     133.0%       89.7%



/(a) /Total return does not reflect charges attributable to Principal Life
  Insurance Company's separate account. Inclusion of these charges would reduce the amounts shown.
/(b) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.  The expense limit ceased on January 1, 2001.
/(c) /Six months ended June 30, 2004.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Investors Fund, Inc. and each of the Principal Mutual Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be "interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

                                                               NUMBER OF
                                                             PORTFOLIOS IN
                                                                  FUND             OTHER
                                                                COMPLEX        DIRECTORSHIPS
NAME, POSITION HELD WITH THE FUND,  PRINCIPAL OCCUPATION(S)   OVERSEEN BY         HELD BY
    ADDRESS, AND DATE OF BIRTH        DURING PAST 5 YEARS       DIRECTOR         DIRECTOR*
----------------------------------  -----------------------  -------------     -------------
                                                      95             None

 James D. Davis
 Director since 1974     Attorney. Vice
 Member Audit and        President, Deere and
 Nominating Committee    Company, Retired.
 4940 Center Court,
 Bettendorf, Iowa
 03/22/34

                                                      95             None
 Richard W. Gilbert
 Director since 1985
 Member Audit and        President, Gilbert
 Nominating Committee    Communications, Inc.
 5040 Arbor Lane,        since 1993.
 #302, Northfield,
 Illinois
 05/08/40

                                                      95             None
 Mark A. Grimmett        Executive Vice
 Director since 2004     President and CFO,
 Member Audit and        Merle Norman
 Nominating Committee    Cosmetics, Inc.,
 6310 Deerfield          since 2000. Prior
 Avenue, San Gabriel,    thereto, Vice
 California              President and CFO.
 04/03/60

                                                      95
                                                                Casey's General
                                                                  Stores, Inc.

 William C. Kimball      Chairman and CEO,
 Director since 1999     Medicap Pharmacies,
 Member Audit and        Inc. Retired.
 Nominating Committee
 3094 104th Street,
 Urbandale, Iowa
 11/28/47

                                                      95              None
 Barbara A. Lukavsky
 Director since 1987
 Member Audit and
 Nominating Committee    President and CEO,
 Member Executive        Barbican Enterprises,
 Committee               Inc. since 1997.
 100 Market Street,
 Unit 317, Des Moines,
 Iowa
 09/10/40


  * Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.


THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF AN AFFILIATION WITH THE MANAGER AND

PRINCIPAL LIFE. .

                         Director, Principal         95
                         Management
                         Corporation and
                         Princor Financial
                         Services Corporation
                         ("Princor") since                             None
 John E. Aschenbrenner   1998. President,
 Director since 1998     Insurance and
 08/16/49                Financial Services,
                         Principal Life since
                         2003. Executive Vice
                         President, 2000-2003.
                         Prior thereto, Senior
                         Vice President.

                         Director and                95
                         President, Princor
 Ralph C. Eucher         and Principal
 Director, President     Management
 and Chief Executive     Corporation, since                            None
 Officer since 1999      1999. Senior Vice
 Member Executive        President, Principal
 Committee               Life, since 2002.
 06/14/52                Prior thereto, Vice
                         President.

                         Chairman and                95
                         Director, Princor and                         None
 Larry D. Zimpleman      Principal Management
 Director and Chairman   Corporation since
 of the Board since      2002. President,
 December 2001           Retirement and
 Member Executive        Investor Services,
 Committee               Principal Life since
 09/07/51                2003. Executive Vice
                         President, 2001-2003.
                         Prior thereto, Senior
                         Vice President.

The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Additional information about the Fund is available in the Prospectus and Statement of Additional Information both dated May 1, 2004. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.


PROXY VOTING POLICIES


A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.